OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio
ING BlackRock Science and Technology Opportunities Portfolio
ING Euro STOXX 50® Index Portfolio
ING Emerging Markets Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 3.3%
74,502		APN News & Media Ltd.	$69,738	0.0
82,982	L	Aristocrat Leisure Ltd.	259,181	0.1
103,120	@,L	Austar United Communications Ltd.	154,966	0.1
24,000	L	Billabong International Ltd.	69,389	0.0
75,776		Crown Ltd.	683,831	0.3
88,807	L	David Jones Ltd.	222,997	0.1
109,145		Echo Entertainment Group Ltd.	497,608	0.3
388,567	L	John Fairfax Holdings Ltd.	292,490	0.1
8,238		Fleetwood Corp. Ltd.	104,956	0.1
9,787	L	Flight Centre Ltd.	223,038	0.1
11,688		G.U.D. Holdings Ltd.	99,672	0.1
101,399	L	Harvey Norman Holdings Ltd.	211,345	0.1
19,143	L	Invocare Ltd.	159,029	0.1
17,245	L	JB Hi-Fi Ltd.	195,919	0.1
103,150	L	Myer Holdings Ltd.	250,974	0.1
36,452		Navitas Ltd.	134,394	0.1
54,149		News Corp., Inc.	1,072,704	0.5
165,209		Pacific Brands Ltd.	104,380	0.1
4,543	L	Reject Shop Ltd./The	57,032	0.0
67,624		Seven West Media Ltd	273,849	0.1
99,466		Southern Cross Media Group Ltd.	136,865	0.1
23,610		Super Retail Group Ltd.	186,665	0.1
121,490		TABCORP Holdings Ltd.	342,404	0.2
233,907		Tattersall’s Ltd.	599,298	0.3
107,161		Ten Network Holdings Ltd.	89,653	0.0
20,931	L	Wotif.Com Holdings Ltd.	99,736	0.1
			6,592,113	3.3
		Consumer Staples: 7.7%
93,698		Coca-Cola Amatil Ltd.	1,210,532	0.6
364,913		Goodman Fielder Ltd.	258,818	0.1
35,178		GrainCorp Ltd.	330,966	0.2
136,166		Metcash Ltd.	606,505	0.3
113,937		Treasury Wine Estates Ltd.	485,374	0.2
205,423		Wesfarmers Ltd.	6,396,521	3.3
217,180		Woolworths Ltd.	5,848,510	3.0
			15,137,226	7.7
		Energy: 7.2%
32,787	@,L	Aquila Resources Ltd.	170,156	0.1
71,221	@	Aurora Oil and Gas Ltd.	280,514	0.1
94,957		Australian Worldwide Exploration Ltd.	196,831	0.1
191,687		Beach Petroleum Ltd.	292,054	0.1
23,947		Caltex Australia Ltd.	344,565	0.2
71,670	@	Coalspur Mines Ltd.	122,524	0.1
107,649	@	Dart Energy Ltd.	33,485	0.0
29,030		Energy Resources of Australia Ltd.	38,916	0.0
14,732	@	Extract Resources Ltd	129,269	0.1
13,164	@,L	Gloucester Coal Ltd.	111,131	0.1
30,138	@	Karoon Gas Australia Ltd.	203,820	0.1
54,856	@	Linc Energy Ltd.	65,432	0.0
191,312		Oil Search Ltd.	1,384,379	0.7
192,458		Origin Energy Ltd.	2,663,009	1.4
137,414	@,L	Paladin Resources Ltd.	262,286	0.1
167,509		Santos Ltd.	2,473,485	1.3
50,358	L	Whitehaven Coal Ltd.	294,834	0.1
108,226		Woodside Petroleum Ltd.	3,911,304	2.0
36,598		WorleyParsons Ltd.	1,084,319	0.6
			14,062,313	7.2
		Financials: 38.0%
45,303		Abacus Property Group	93,078	0.0
508,434		AMP Ltd.	2,277,094	1.2
53,921		Ardent Leisure Group	62,009	0.0
31,068		ASX Ltd.	1,068,366	0.5
41,673		Australand Property Group	110,397	0.1
472,542		Australia & New Zealand Banking Group Ltd.	11,399,728	5.8
39,032		Bank of Queensland Ltd.	295,406	0.2
64,112		Bendigo Bank Ltd.	515,472	0.3
70,208		Bunnings Warehouse Property Trust	128,022	0.1
240,230	@	Centro Retail Australia	457,870	0.2
416,502		CFS Retail Property Trust	771,657	0.4
91,795		Challenger Financial Services Group Ltd.	361,527	0.2
42,756		Charter Hall Group	98,447	0.0
46,903		Charter Hall Retail REIT	153,696	0.1
279,521		Commonwealth Bank of Australia	14,505,220	7.4
434,507		Commonwealth Property Office Fund	443,526	0.2
858,338		Dexus Property Group	775,671	0.4
123,371		FKP Property Group	63,323	0.0
1,220,241		Goodman Group	876,032	0.4
297,789		GPT Group	963,445	0.5
92,468		Henderson Group PLC	189,887	0.1
502,321		Investa Office Fund	331,047	0.2
367,425		Insurance Australia Group	1,297,359	0.7
31,984		IOOF Holdings Ltd.	191,602	0.1
92,254		Lend Lease Corp., Ltd.	715,807	0.4
61,120		Macquarie Group Ltd.	1,849,072	0.9
72,917	L	Macquarie Office Trust	233,329	0.1
605,803		Mirvac Group	736,631	0.4
394,600		National Australia Bank Ltd.	10,073,402	5.1
7,330		Perpetual Trustees Australia Ltd.	193,475	0.1
42,413		Platinum Asset Management Ltd.	179,031	0.1
205,794		QBE Insurance Group Ltd.	3,020,022	1.5
411,267		Stockland	1,254,007	0.6
228,217		Suncorp-Metway Ltd.	1,990,510	1.0
231,429		Virgin Australia Holdings Ltd.	—	—
375,588		Westfield Group	3,443,438	1.8
498,351		Westfield Retail Trust	1,334,812	0.7

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
538,283		Westpac Banking Corp.	$12,218,394	6.2
			74,671,811	38.0
		Health Care: 3.5%
28,258	@	Acrux Ltd.	116,783	0.1
24,030		Ansell Ltd.	371,013	0.2
10,030		Cochlear Ltd.	642,557	0.3
92,268		CSL Ltd.	3,435,909	1.7
27,304	@,L	Mesoblast Ltd.	222,600	0.1
78,767		Primary Health Care Ltd.	233,475	0.1
22,871		Ramsay Health Care Ltd.	463,467	0.2
140,739	@	ResMed, Inc.	439,421	0.2
203,914		Sigma Pharmaceuticals Ltd.	133,555	0.1
68,901		Sonic Healthcare Ltd.	893,645	0.5
			6,952,425	3.5
		Industrials: 7.0%
173,010		Asciano Group	880,321	0.4
109,115	L	Australian Infrastructure Fund	257,818	0.1
81,800		Boart Longyear Group	354,334	0.2
28,653		Bradken Ltd.	254,517	0.1
262,270		Brambles Ltd.	1,929,628	1.0
19,541		Cabcharge Australia Ltd.	122,360	0.1
11,879		Campbell Brothers Ltd.	830,510	0.4
91,546	L	CSR Ltd.	170,965	0.1
73,409		Downer EDI Ltd.	306,762	0.2
111,969		Emeco Holdings Ltd.	125,496	0.1
44,389	L	GWA International Ltd.	98,882	0.0
56,977		Industrea Ltd.	60,359	0.0
28,999		Leighton Holdings Ltd.	638,430	0.3
108,035		Macmahon Holdings Ltd.	96,400	0.0
70,150	@	Macquarie Atlas Roads Group	123,888	0.1
37,851		Mermaid Marine Australia Ltd.	128,004	0.1
21,249		Mineral Resources Ltd.	266,996	0.1
15,246		Monadelphous Group Ltd.	378,353	0.2
44,391		NRW Holdings Ltd.	191,644	0.1
401,784	@	Qantas Airways Ltd.	744,312	0.4
285,651		QR National Ltd.	1,106,097	0.6
80,881		Qube Logistics Holdings Ltd.	140,165	0.1
57,925	L	Seek Ltd.	424,467	0.2
17,285		Seven Group Holdings Ltd.	178,508	0.1
45,965		Spotless Group Ltd.	111,994	0.1
256,000		Sydney Airport	761,746	0.4
115,978		Toll Holdings Ltd.	707,316	0.4
82,251		Transfield Services Ltd.	211,235	0.1
125,007	@	Transpacific Industries Group Ltd.	101,354	0.0
254,353		Transurban Group	1,474,088	0.7
29,042	L	United Group Ltd.	397,879	0.2
231,429	@	Virgin Australia Holdings Ltd.	110,467	0.1
			13,685,295	7.0
		Information Technology: 0.6%
37,830	L	carsales.com.au Ltd.	217,958	0.1
90,322		Computershare Ltd.	843,150	0.4
17,684		Iress Market Technology Ltd.	128,236	0.1
11,784		SMS Management & Technology Ltd.	70,075	0.0
			1,259,419	0.6
		Materials: 23.7%
85,937		Adelaide Brighton Ltd	258,802	0.1
13,402	@	Alacer Gold Corp.	113,310	0.1
439,140		Alumina Ltd.	563,853	0.3
216,740		Amcor Ltd.	1,671,542	0.9
69,820		Aquarius Platinum Ltd.	162,341	0.1
22,411	@	Aston Resources Ltd.	224,737	0.1
144,013		Atlas Iron Ltd.	431,684	0.2
43,283		Ausdrill Ltd.	189,395	0.1
118,080	@,L	Bathurst Resources Ltd.	91,349	0.0
116,580	@	Beadell Resources Ltd.	81,373	0.0
567,263		BHP Billiton Ltd.	20,449,653	10.4
525,662		BlueScope Steel Ltd.	216,096	0.1
127,114		Boral Ltd.	532,770	0.3
23,112	@	Cudeco Ltd.	83,331	0.0
71,123	@	Discovery Metals Ltd.	117,853	0.1
63,715		DuluxGroup Ltd.	197,118	0.1
76,874	@	Evolution Mining Ltd.	138,684	0.1
31,152		Fletcher Building Ltd.	172,297	0.1
301,784		Fortescue Metals Group Ltd.	1,821,118	0.9
140,442	@	Gindalbie Metals Ltd.	90,538	0.0
51,312	@,L	Gryphon Minerals Ltd.	57,243	0.0
74,230		Iluka Resources Ltd.	1,376,515	0.7
33,600		Imdex Ltd.	106,357	0.1
288,903		Incitec Pivot Ltd.	947,089	0.5
35,992		Independence Group NL	147,965	0.1
161,605	@,L	Integra Mining Ltd.	86,379	0.0
92,290	@,L	Intrepid Mines Ltd.	69,912	0.0
76,798		James Hardie Industries SE	613,673	0.3
23,924		Kingsgate Consolidated Ltd.	158,848	0.1
294,892	@,L	Lynas Corp. Ltd.	336,779	0.2
32,899	L	Medusa Mining Ltd.	171,425	0.1
14,219	@	Mineral Deposits Ltd.	92,641	0.1
74,054	@	Mirabela Nickel Ltd.	43,540	0.0
113,730		Mount Gibson Iron Ltd.	132,180	0.1
135,401		Newcrest Mining Ltd.	4,164,492	2.1
31,730		Nufarm Ltd.	158,385	0.1
21,718	@	OceanaGold Corp.	56,891	0.0
223,255		OneSteel Ltd.	288,405	0.1
64,429		Orica Ltd.	1,873,521	1.0
57,446		OZ Minerals Ltd.	582,656	0.3
83,324	@	Pan Australian Resources Ltd.	262,603	0.1
36,178		Panoramic Resources Ltd	41,920	0.0
74,728	@,L	Perseus Mining Ltd.	182,049	0.1
60,192	@	Ramelius Resources Ltd.	53,302	0.0
65,041	@	Regis Resources Ltd.	275,142	0.1
88,987	@,L	Resolute Mining Ltd.	165,893	0.1
77,295		Rio Tinto Ltd.	5,243,330	2.7
16,649	@	Sandfire Resources NL	136,152	0.1
86,000	@	Saracen Mineral Holdings Ltd.	49,949	0.0
38,294	@	Silver Lake Resources Ltd.	134,990	0.1
29,493		Sims Group Ltd.	450,515	0.2

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
57,539	@	St Barbara Ltd.	$122,731	0.1
409,850	@	Sundance Resources Ltd	191,328	0.1
25,250	L	Western Areas NL	141,922	0.1
			46,524,566	23.7
		Telecommunication Services: 0.2%
23,550		Singapore Telecommunications Ltd.	58,493	0.0
102,360		Telecom Corp. of New Zealand Ltd.	202,578	0.1
50,775		TPG Telecom Ltd.	93,861	0.1
			354,932	0.2
		Telecommunications: 3.8%
2,207,132		Telstra Corp., Ltd.	7,517,546	3.8
		Utilities: 1.6%
81,280		AGL Energy Ltd.	1,242,363	0.6
93,823		APA Group	496,855	0.2
175,420		Diversified Utility & Energy Trusts	331,138	0.2
149,282	@	Energy World Corp. Ltd.	121,491	0.1
133,867		Envestra Ltd.	107,459	0.1
78,070		Hastings Diversified Utilities Fund	171,302	0.1
239,220		SP AusNet	266,509	0.1
209,950	#	Spark Infrastructure Group	324,828	0.2
			3,061,945	1.6
		Total Common Stock
		(Cost $199,677,419)	189,819,591	96.6
RIGHTS: 0.0%
		Energy: 0.0%
23,960	@	Beach Energy Ltd.	2,651	0.0
		Financials: 0.0%
8,439	@	Bank of Queensland Ltd.	10,918	0.0
		Total Rights
		(Cost $—)	13,569	0.0
		Total Long-Term Investments
		(Cost $199,677,419)	189,833,160	96.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
		Securities Lending Collateral(cc)(1): 3.0%
288,485		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $288,489, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $294,255, due 01/01/22-03/01/42)	$288,485	0.2
1,370,302		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,370,321, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,397,708, due 03/31/12-04/01/42)	1,370,302	0.7
1,370,302		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,370,322, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,397,708, due 03/01/18-04/15/43)	1,370,302	0.7
1,370,302		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,370,325, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,397,708, due 07/19/12-04/01/42)	1,370,302	0.7
1,370,302		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,370,319, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,397,708, due 10/01/20-12/01/40)	1,370,302	0.7
			5,769,693	3.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
2,008,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,008,000)	$2,008,000	1.0
		Total Short-Term Investments
		(Cost $7,777,693)	7,777,693	4.0

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds (continued)
		Total Investments in Securities (Cost $207,455,112)	$197,610,853	100.6
		Liabilities in Excess of Other Assets	(1,238,663)	(0.6)
		Net Assets	$196,372,190	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $209,709,428.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,066,984
		Gross Unrealized Depreciation	(18,165,559)
		Net Unrealized Depreciation	$(12,098,575)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$6,592,113	$—	$6,592,113
Consumer Staples	606,505	14,530,721	—	15,137,226
Energy	170,156	13,892,157	—	14,062,313
Financials	457,870	74,213,941	—	74,671,811
Health Care	—	6,952,425	—	6,952,425
Industrials	—	13,685,295	—	13,685,295
Information Technology	—	1,259,419	—	1,259,419
Materials	—	46,524,566	—	46,524,566
Telecommunication Services	—	354,932	—	354,932
Telecommunications	—	7,517,546	—	7,517,546
Utilities	—	3,061,945	—	3,061,945
Total Common Stock	1,234,531	188,585,060	—	189,819,591
Rights	—	13,569	—	13,569
Short-Term Investments	2,008,000	5,769,693	—	7,777,693
Total Investments, at value	$3,242,531	$194,368,322	$—	$197,610,853
Other Financial Instruments+
Futures	223,960	—	—	223,960
Total Assets	$3,466,491	$194,368,322	$—	$197,834,813
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(76,304)	$—	$(76,304)
Total Liabilities	$—	$(76,304)	$—	$(76,304)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Australian Dollar	3,000,000	Buy	06/20/12	$3,155,811	$3,079,507	$(76,304)
							$(76,304)

ING Australia Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	62	06/21/12	$6,976,196	$223,960
			$6,976,196	$223,960

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	$223,960
Foreign exchange contracts	(76,304)
Total	$147,656

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

ING BlackRock Science and Technology Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 2.8%
23,075	@	Amazon.com, Inc.	$4,672,918	1.3
211,000	@	New Oriental Education & Technology Group ADR	5,794,060	1.5
			10,466,978	2.8
		Health Care: 1.7%
22,900		Baxter International, Inc.	1,368,962	0.3
11,366	@	Biogen Idec, Inc.	1,431,775	0.4
23,800	@	Gilead Sciences, Inc.	1,162,630	0.3
32,600		Medtronic, Inc.	1,277,594	0.3
60,600		Pfizer, Inc.	1,373,196	0.4
			6,614,157	1.7
		Industrials: 0.2%
22,700	@	Proto Labs, Inc.	773,843	0.2
		Information Technology: 93.5%
124,100		Accenture PLC	8,004,450	2.1
157,300	@	ACI Worldwide, Inc.	6,334,471	1.7
11,225	@	Acme Packet, Inc.	308,912	0.1
453,788	@	Advanced Micro Devices, Inc.	3,639,380	1.0
93,400		Altera Corp.	3,719,188	1.0
57,178	@	Apple, Inc.	34,276,496	9.0
149,200	@	Ariba, Inc.	4,880,332	1.3
46,000		ASML Holding NV	2,304,674	0.6
64,449		Automatic Data Processing, Inc.	3,556,940	0.9
199,500		Avago Technologies Ltd.	7,774,515	2.1
27,050	@	Baidu.com ADR	3,943,078	1.0
56,700	@	Bazaarvoice, Inc.	1,126,629	0.3
159,900	@	Brightcove, Inc.	3,965,520	1.0
143,800		Broadcom Corp.	5,651,340	1.5
57,693	@	Cavium, Inc.	1,785,021	0.5
59,700	@	Check Point Software Technologies	3,811,248	1.0
450,027		Cisco Systems, Inc.	9,518,071	2.5
67,909	@	Citrix Systems, Inc.	5,358,699	1.4
95,850	@	Cognizant Technology Solutions Corp.	7,375,657	1.9
19,515	@	Commvault Systems, Inc.	968,725	0.3
128,500	@,L	Constant Contact, Inc.	3,828,015	1.0
16,800	@	Demandware, Inc.	500,640	0.1
267,900	@	eBay, Inc.	9,882,831	2.6
230,601	@	EMC Corp.	6,890,358	1.8
61,600	@	ExactTarget, Inc.	1,601,600	0.4
47,600	@	F5 Networks, Inc.	6,424,096	1.7
263,201	@	Fairchild Semiconductor International, Inc.	3,869,055	1.0
16,661	@	Finisar Corp.	335,719	0.1
181,500	@	Fortinet, Inc.	5,018,475	1.3
18,860	@	Google, Inc. - Class A	12,093,786	3.2
107,400	@	Guidewire Software, Inc.	3,305,772	0.9
58,153		International Business Machines Corp.	12,133,623	3.2
138,758	@	Imperva, Inc.	5,432,376	1.4
178,100		Infineon Technologies AG	1,820,260	0.5
22,125	@	Informatica Corp.	1,170,413	0.3
303,600		Intel Corp.	8,534,196	2.3
161,757		Intersil Corp.	1,811,678	0.5
6,200		Intuit, Inc.	372,806	0.1
212,200		Jabil Circuit, Inc.	5,330,464	1.4
15,300	@	Juniper Networks, Inc.	350,064	0.1
44,025	@	Lam Research Corp.	1,964,396	0.5
37,759		Linear Technology Corp.	1,272,478	0.3
21,334	@	LogMeIn, Inc.	751,597	0.2
8,700		Mastercard, Inc.	3,658,698	1.0
38,485		Mercadolibre, Inc.	3,763,448	1.0
431,800	@	Micron Technology, Inc.	3,497,580	0.9
164,356	@	Micros Systems, Inc.	9,087,243	2.4
145,000		Microsoft Corp.	4,676,250	1.2
25,300	@	MicroStrategy, Inc.	3,542,000	0.9
109,200	@	Millennial Media, Inc.	2,566,200	0.7
82,400	@	NetApp, Inc.	3,689,048	1.0
173,850	@	ON Semiconductor Corp.	1,566,389	0.4
184,350		Oracle Corp.	5,375,646	1.4
39,908	@	Polycom, Inc.	761,046	0.2
178,700	@	QLIK Technologies, Inc.	5,718,400	1.5
203,434		Qualcomm, Inc.	13,837,581	3.6
161,400	@	Red Hat, Inc.	9,666,246	2.5
201,614	@	Responsys, Inc.	2,413,320	0.6
143,851	@	RF Micro Devices, Inc.	716,378	0.2
179,550	@	Riverbed Technolgoy, Inc.	5,041,764	1.3
101,200	@	Rovi Corp.	3,294,060	0.9
12,073	@	Salesforce.com, Inc.	1,865,399	0.5
1,825		Samsung Electronics Co., Ltd.	2,058,700	0.5
98,418	@	Sandisk Corp.	4,880,549	1.3
53,200	L	SAP AG ADR ADR	3,714,424	1.0
5,700	@,L	Sina Corp.	370,500	0.1
159,230	@	Skyworks Solutions, Inc.	4,402,709	1.2
72,416	@,L	Sohu.com, Inc.	3,995,191	1.1
207,175	@	Symantec Corp.	3,874,172	1.0
32,330	@	Synaptics, Inc.	1,180,368	0.3
73,900		Tencent Holdings Ltd.	2,062,880	0.5
66,524	@	Teradata Corp.	4,533,611	1.2
216,180	@	TIBCO Software, Inc.	6,593,490	1.7
9,500		Tokyo Electron Ltd.	547,812	0.2
61,319		Totvs S.A.	1,126,648	0.3
57,625	@	Triquint Semiconductor, Inc.	397,324	0.1
97,700	@	Vantiv, Inc.	1,917,851	0.5
31,100		Visa, Inc.	3,669,800	1.0
34,100	@	VMware, Inc.	3,831,817	1.0
201,200		Xilinx, Inc.	7,329,716	1.9
41,100	@,L	Yelp, Inc.	1,105,179	0.3
			355,327,481	93.5
		Total Common Stock
		(Cost $315,060,010)	373,182,459	98.2

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateral(cc)(1): 2.4%
2,176,923	BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $2,176,952, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,220,461, due 01/01/22-03/01/42)	$2,176,923	0.6
2,176,923	Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,176,953, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,220,461, due 03/31/12-04/01/42)	2,176,923	0.6
2,176,923	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,176,955, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,220,462, due 03/01/18-04/15/43)	2,176,923	0.5
2,176,923	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,176,959, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,220,461, due 07/19/12-04/01/42)	2,176,923	0.6
458,299	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $458,305, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $467,465, due 12/01/17-04/01/42)	458,299	0.1
		9,165,991	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.3%
12,560,919		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,560,919)	$12,560,919	3.3
		Total Short-Term Investments
		(Cost $21,726,910)	21,726,910	5.7
		Total Investments in Securities (Cost $336,786,920)	$394,909,369	103.9
		Liabilities in Excess of Other Assets	(14,685,236)	(3.9)
		Net Assets	$380,224,133	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $338,955,583.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$59,069,415
		Gross Unrealized Depreciation	(3,115,629)
		Net Unrealized Appreciation	$55,953,786

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$10,466,978	$—	$—	$10,466,978
Health Care	6,614,157	—	—	6,614,157
Industrials	773,843	—	—	773,843
Information Technology	346,533,155	8,794,326	—	355,327,481
Total Common Stock	364,388,133	8,794,326	—	373,182,459
Short-Term Investments	12,560,919	9,165,991	—	21,726,910
Total Investments, at value	$376,949,052	$17,960,317	$—	$394,909,369
Other Financial Instruments+
Forward Foreign Currency Contracts	—	169,510	—	169,510
Total Assets	$376,949,052	$18,129,827	$—	$395,078,879
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(575,845)	$—	$(575,845)
Total Liabilities	$—	$(575,845)	$—	$(575,845)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Swiss Franc	691,000	Buy	04/11/12	$759,049	$765,581	$6,532
Citigroup, Inc.	Swiss Franc	1,282,000	Buy	04/11/12	1,396,403	1,420,368	23,965
Citigroup, Inc.	Hong Kong Sar Dollar	14,336,000	Buy	04/11/12	1,849,262	1,846,185	(3,077)
Citigroup, Inc.	Swiss Franc	395,000	Buy	04/11/12	429,426	437,633	8,207
Citigroup, Inc.	Swiss Franc	5,605,000	Buy	04/11/12	6,142,109	6,209,958	67,849
Credit Suisse First Boston	British Pound	385,000	Buy	04/11/12	609,222	615,759	6,537
UBS Warburg LLC	Japanese Yen	798,000	Buy	04/11/12	9,936	9,642	(294)
							$109,719

Goldman Sachs & Co.	Hong Kong Sar Dollar	30,139,000	Sell	04/11/12	$3,880,811	$3,881,290	$(479)
Goldman Sachs & Co.	EU Euro	2,490,000	Sell	04/11/12	3,187,631	3,321,076	(133,445)
Goldman Sachs & Co.	British Pound	462,000	Sell	04/11/12	707,423	738,911	(31,488)
Royal Bank of Scotland Group PLC	Japanese Yen	59,520,000	Sell	04/11/12	775,595	719,175	56,420
UBS Warburg LLC	Swiss Franc	8,488,000	Sell	04/11/12	8,997,063	9,404,125	(407,062)
							$(516,054)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 7.6%
113,871		Bayerische Motoren Werke AG	$10,243,480	1.5
315,761	L	DaimlerChrysler AG	19,040,566	2.7
75,095		Inditex S.A.	7,186,547	1.0
94,658		LVMH Moet Hennessy Louis Vuitton S.A.	16,289,247	2.4
			52,759,840	7.6
		Consumer Staples: 9.9%
263,461		Anheuser-Busch InBev NV	19,187,650	2.8
199,897		Carrefour S.A.	4,791,109	0.7
217,032		Groupe Danone	15,139,286	2.2
84,439		L’Oreal S.A.	10,421,671	1.5
550,054		Unilever NV	18,715,358	2.7
			68,255,074	9.9
		Energy: 10.0%
935,252		ENI S.p.A.	21,917,892	3.2
267,618		Repsol YPF S.A.	6,727,505	1.0
784,126		Total S.A.	40,053,030	5.8
			68,698,427	10.0
		Financials: 24.1%
160,233		Allianz AG	19,124,155	2.8
473,269	L	Assicurazioni Generali S.p.A.	7,347,277	1.1
665,054		AXA S.A.	11,036,561	1.6
3,209,887		Banco Santander Central Hispano S.A.	24,684,330	3.6
1,733,482		Banco Bilbao Vizcaya Argentaria S.A.	13,817,841	2.0
353,629		BNP Paribas	16,822,287	2.4
329,883		Deutsche Bank AG	16,424,666	2.4
69,164		Deutsche Boerse AG	4,657,065	0.7
1,367,943	**,@	ING Groep NV	11,392,370	1.6
4,948,351		Intesa Sanpaolo S.p.A.	8,869,447	1.3
57,024		Muenchener Rueckversicherungs AG	8,599,324	1.2
274,904		Societe Generale	8,066,505	1.2
32,320		Unibail	6,465,830	0.9
1,753,849		UniCredit SpA	8,783,018	1.3
			166,090,676	24.1
		Health Care: 7.9%
292,922		Bayer AG	20,600,991	3.0
434,860		Sanofi-Aventis	33,741,625	4.9
			54,342,616	7.9
		Industrials: 9.7%
153,596		Cie de Saint-Gobain	6,853,023	1.0
326,425		Koninklijke Philips Electronics NV	6,625,148	1.0
194,390		Schneider Electric S.A.	12,717,224	1.8
305,136		Siemens AG	30,771,313	4.5
188,138		Vinci S.A.	9,803,301	1.4
			66,770,009	9.7
		Information Technology: 4.4%
1,326,537		Nokia OYJ	7,257,199	1.1
327,424		SAP AG	22,869,271	3.3
			30,126,470	4.4
		Materials: 7.7%
100,680		Air Liquide	13,426,559	1.9
327,211		ArcelorMittal	6,263,965	0.9
324,782		BASF AG	28,398,922	4.1
256,974	@	CRH PLC	5,255,261	0.8
			53,344,707	7.7
		Telecommunications: 8.4%
1,055,298		Deutsche Telekom AG	12,714,471	1.8
676,065		France Telecom S.A.	10,026,683	1.5
3,675,672		Telecom Italia S.p.A.	4,375,167	0.6
1,409,728		Telefonica S.A.	23,128,822	3.3
437,989		Vivendi	8,043,108	1.2
			58,288,251	8.4
		Utilities: 7.7%
708,796		E.ON AG	16,980,739	2.4
2,257,404		Enel S.p.A.	8,161,422	1.2
472,137		Gaz de France	12,204,091	1.8
1,308,523		Iberdrola S.A.	7,430,878	1.1
172,938		RWE AG	8,258,548	1.2
			53,035,678	7.7
		Total Common Stock
		(Cost $708,648,268)	671,711,748	97.4
PREFERRED STOCK: 1.3%
		Consumer Discretionary: 1.3%
50,957		Volkswagen AG	8,961,502	1 .3

		Total Preferred Stock
		(Cost $8,154,656)	8,961,502	1.3
		Total Long-Term Investments
		(Cost $716,802,924)	680,673,250	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(cc)(1): 3.4%
1,182,787	BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,182,803, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,206,443, due 01/01/22-03/01/42)	$1,182,787	0.2

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
5,618,233		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $5,618,312, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,730,598, due 03/31/12-04/01/42)	$5,618,233	0.8
5,618,233		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $5,618,316, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $5,730,598, due 03/01/18-04/15/43)	5,618,233	0.8
5,618,233		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $5,618,325, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $5,730,598, due 07/19/12-04/01/42)	5,618,233	0.8
5,618,233		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $5,618,302, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $5,730,599, due 10/01/20-12/01/40)	5,618,233	0.8
			23,655,719	3.4
		Total Short-Term Investments
		(Cost $23,655,719)	23,655,719	3.4
		Total Investments in Securities (Cost $740,458,643)	$704,328,969	102.1
		Liabilities in Excess of Other Assets	(14,723,541)	(2.1)
		Net Assets	$689,605,428	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	**	Investment in affiliate
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $775,308,778.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$53,333,877
		Gross Unrealized Depreciation	(124,313,686)
		Net Unrealized Depreciation	$(70,979,809)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$52,759,840	$—	$52,759,840
Consumer Staples	—	68,255,074	—	68,255,074
Energy	—	68,698,427	—	68,698,427
Financials	—	166,090,676	—	166,090,676
Health Care	—	54,342,616	—	54,342,616
Industrials	—	66,770,009	—	66,770,009
Information Technology	—	30,126,470	—	30,126,470
Materials	—	53,344,707	—	53,344,707
Telecommunications	—	58,288,251	—	58,288,251
Utilities	—	53,035,678	—	53,035,678
Total Common Stock	—	671,711,748	—	671,711,748
Preferred Stock	—	8,961,502	—	8,961,502
Short-Term Investments	—	23,655,719	—	23,655,719
Total Investments, at value	$—	$704,328,969	$—	$704,328,969
Other Financial Instruments+
Forward Foreign Currency Contracts	—	56,079	—	56,079
Total Assets	$—	$704,385,048	$—	$704,385,048
Liabilities Table
Other Financial Instruments+
Futures	$(191,618)	$—	$—	$(191,618)
Total Liabilities	$(191,618)	$—	$—	$(191,618)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	6,000,000	Buy	06/20/12	$7,949,664	$8,005,743	$56,079
							$56,079

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	290	06/15/12	$9,317,409	$(191,618)
			$9,317,409	$(191,618)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	$(191,618)
Foreign exchange contracts	56,079
Total	$(135,539)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Consumer Discretionary: 5.9%
3,197		Hyundai Mobis	$811,455	1.2
7,235		Hyundai Motor Co.	1,494,015	2.1
11,240		Kia Motors Corp.	737,570	1.1
18,122		Naspers Ltd.	1,019,570	1.5
			4,062,610	5.9
		Consumer Staples: 4.1%
30,700		BRF - Brasil Foods SA ADR	614,307	0.9
35,300		Cia de Bebidas das Americas ADR	1,458,596	2.1
9,100		Fomento Economico Mexicano SAB de CV ADR	748,657	1.1
			2,821,560	4.1
		Energy: 19.5%
788,000		China Petroleum & Chemical Corp.	857,959	1.2
159,500		China Shenhua Energy Co., Ltd.	674,654	1.0
838,000		CNOOC Ltd.	1,715,363	2.5
249,903		Gazprom OAO ADR	3,048,817	4.4
23,900		Lukoil OAO ADR	1,438,780	2.1
4,300		NovaTek OAO GDR	584,374	0.9
990,000		PetroChina Co., Ltd.	1,394,061	2.0
98,600		Petroleo Brasileiro SA ADR	2,520,216	3.6
25,645		Sasol Ltd.	1,244,262	1.8
			13,478,486	19.5
		Financials: 21.2%
89,700		Banco Bradesco SA ADR	1,569,750	2.3
3,139,000		Bank of China Ltd.	1,267,172	1.8
2,820,000		China Construction Bank	2,176,530	3.1
349,000		China Life Insurance Co., Ltd.	906,474	1.3
19,900		ICICI Bank Ltd. ADR	693,913	1.0
2,850,000		Industrial and Commercial Bank of China Ltd.	1,838,485	2.7
107,000		Itau Unibanco Holding SA ADR	2,053,330	3.0
17,220		KB Financial Group, Inc.	631,439	0.9
81,000		Ping An Insurance Group Co. of China Ltd.	612,204	0.9
101,300	@	Sberbank of Russia ADR	1,300,692	1.9
20,020		Shinhan Financial Group Co., Ltd.	775,583	1.1
55,855		Standard Bank Group Ltd.	811,820	1.2
			14,637,392	21.2
		Industrials: 0.8%
1,962		Hyundai Heavy Industries	558,345	0.8
		Information Technology: 20.2%
426,000		Hon Hai Precision Industry Co., Ltd.	1,658,489	2.4
34,000		HTC Corp.	694,269	1.0
20,200		Infosys Technologies Ltd. ADR	1,152,006	1.6
5,184		Samsung Electronics Co., Ltd.	5,847,836	8.5
1,155,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,320,597	4.8
47,400		Tencent Holdings Ltd.	1,323,146	1.9
			13,996,343	20.2
		Materials: 10.8%
17,905		AngloGold Ashanti Ltd	660,763	0.9
531,000		China Steel Corp.	542,492	0.8
187,000		Formosa Plastics Corp.	552,060	0.8
33,957		Gold Fields Ltd.	469,135	0.7
23,711		Impala Platinum Holdings Ltd.	468,274	0.7
2,177		LG Chem Ltd.	712,726	1.0
22,400		MMC Norilsk Nickel ADR	410,556	0.6
3,068		Posco	1,028,818	1.5
13,100	L	Uralkali GDR	493,481	0.7
94,000		Vale SA ADR	2,132,860	3.1
			7,471,165	10.8
		Telecommunications: 11.4%
94,100		America Movil SAB de CV ADR	2,336,503	3.4
282,500		China Mobile Ltd.	3,110,771	4.5
276,000		China Unicom Ltd.	464,444	0.7
178,000		Chunghwa Telecom Co., Ltd.	548,908	0.8
79,578		MTN Group Ltd.	1,403,223	2.0
			7,863,849	11.4
		Total Common Stock
		(Cost $55,935,984)	64,889,750	93.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(cc)(1): 0.7%
515,610

Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $515,616, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $525,922, due 03/01/22-03/01/42)

	(Cost $515,610)	$515,610	0.7

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.8%
3,316,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,316,000)	$3,316,000	4.8
		Total Short-Term Investments
		(Cost $3,831,610)	3,831,610	5.5
		Total Investments in Securities (Cost $59,767,594)	$68,721,360	99.4
		Assets in Excess of Other Liabilities	395,880	0.6
		Net Assets	$69,117,240	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$9,225,288
		Gross Unrealized Depreciation	(271,522)
		Net Unrealized Appreciation	$8,953,766

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$4,062,610	$—	$4,062,610
Consumer Staples	2,821,560	—	—	2,821,560
Energy	7,007,813	6,470,673	—	13,478,486
Financials	3,564,355	11,073,037	—	14,637,392
Industrials	—	558,345	—	558,345
Information Technology	1,152,006	12,844,337	—	13,996,343
Materials	2,132,860	5,338,305	—	7,471,165
Telecommunications	2,336,503	5,527,346	—	7,863,849
Total Common Stock	19,015,097	45,874,653	—	64,889,750
Short-Term Investments	3,316,000	515,610	—	3,831,610
Total Investments, at value	$22,331,097	$46,390,263	$—	$68,721,360
Liabilities Table
Other Financial Instruments+
Futures	$(78,377)	$—	$—	$(78,377)
Total Liabilities	$(78,377)	$—	$—	$(78,377)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Emerging Markets Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	121	06/15/12	$6,287,160	$(78,377)
			$6,287,160	$(78,377)

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 6.0%
293,777		British Sky Broadcasting PLC	$3,178,143	0.6
99,776		Burberry Group PLC	2,392,038	0.4
48,868		Carnival PLC	1,561,765	0.3
427,818		Compass Group PLC	4,485,009	0.8
352,763		GKN PLC	1,163,734	0.2
66,008		Intercontinental Hotels Group PLC	1,533,596	0.3
885,268		ITV PLC	1,252,171	0.2
539,201		Kingfisher PLC	2,645,484	0.5
361,125		Marks & Spencer Group PLC	2,188,536	0.4
38,304		Next PLC	1,826,204	0.3
185,084		Pearson PLC	3,449,801	0.6
276,786		Reed Elsevier PLC	2,453,400	0.5
40,482		Whitbread PLC	1,193,564	0.2
286,468		WPP PLC	3,916,890	0.7
			33,240,335	6.0
		Consumer Staples: 16.7%
90,140		Associated British Foods PLC	1,760,092	0.3
448,339		British American Tobacco PLC	22,584,731	4.1
573,326		Diageo PLC	13,803,190	2.5
227,795		Imperial Tobacco Group PLC	9,240,610	1.7
424,697		J Sainsbury PLC	2,113,512	0.4
164,996		Reckitt Benckiser PLC	9,335,072	1.7
270,836		SABMiller PLC	10,875,962	1.9
106,068		Tate & Lyle PLC	1,196,216	0.2
1,810,113		Tesco PLC	9,553,743	1.7
292,149		Unilever PLC	9,638,632	1.7
571,046		WM Morrison Supermarkets PLC	2,722,168	0.5
			92,823,928	16.7
		Energy: 19.4%
75,465		Amec PLC	1,338,801	0.2
766,923		BG Group PLC	17,782,259	3.2
4,289,086		BP PLC	31,941,809	5.7
58,926		Petrofac Ltd.	1,642,158	0.3
828,850		Royal Dutch Shell PLC - Class A	28,989,777	5.2
611,554		Royal Dutch Shell PLC - Class B	21,537,174	3.9
205,740		Tullow Oil PLC	5,028,579	0.9
			108,260,557	19.4
		Financials: 17.8%
260,430		Aberdeen Asset Management PLC	1,070,698	0.2
45,802		Admiral Group PLC	869,593	0.2
80,685		Ashmore Group PLC	474,505	0.1
661,268		Aviva PLC	3,509,851	0.6
2,772,559		Barclays PLC	10,448,197	1.9
201,395		British Land Co. PLC	1,545,827	0.3
146,657		Capital Shopping Centres Group PLC	777,456	0.1
161,063		Hammerson PLC	1,071,154	0.2
53,984		Hargreaves Lansdown PLC	420,862	0.1
4,055,671		HSBC Holdings PLC	36,023,077	6.5
147,061		ICAP PLC	924,227	0.2
177,236		Land Securities Group PLC	2,048,605	0.4
1,334,231		Legal & General Group PLC	2,790,562	0.5
9,142,292	@	Lloyds TSB Group PLC	4,919,729	0.9
413,838		Man Group PLC	893,716	0.2
1,258,302		Old Mutual PLC	3,194,519	0.6
574,464		Prudential PLC	6,883,415	1.2
313,257		Resolution Ltd.	1,308,744	0.2
4,044,438	@	Royal Bank of Scotland Group PLC	1,787,484	0.3
802,296	L	Royal & Sun Alliance Insurance Group	1,342,676	0.2
38,587		Schroders PLC	975,423	0.2
12,833		Schroders PLC - Non Voting	254,744	0.0
541,161		Standard Chartered PLC	13,513,587	2.4
535,740		Standard Life PLC	1,968,967	0.3
			99,017,618	17.8
		Health Care: 8.1%
290,664		AstraZeneca PLC	12,919,403	2.3
1,156,746		GlaxoSmithKline PLC	25,859,815	4.7
127,321		Shire PLC	4,073,780	0.7
202,060		Smith & Nephew PLC	2,047,584	0.4
			44,900,582	8.1
		Industrials: 5.4%
60,367		Aggreko PLC	2,173,754	0.4
738,447		BAE Systems PLC	3,544,091	0.6
74,691		Bunzl PLC	1,201,158	0.2
139,575		Capita Group PLC	1,636,983	0.3
227,617		Experian Group Ltd.	3,550,497	0.6
320,542		Group 4 Securicor PLC	1,396,585	0.3
72,858		IMI PLC	1,132,924	0.2
422,223	@	International Consolidated Airlines Group SA	1,207,970	0.2
36,127		Intertek Group PLC	1,451,481	0.3
176,651		Meggitt PLC	1,142,237	0.2
426,061		Rolls-Royce Holdings PLC	5,534,902	1.0
113,098		Serco Group PLC	982,327	0.2
89,239		Smiths Group PLC	1,502,024	0.3
47,800		Weir Group PLC	1,348,390	0.2
64,261		Wolseley PLC	2,455,194	0.4
			30,260,517	5.4
		Information Technology: 0.8%
306,095		ARM Holdings PLC	2,887,829	0.5
297,210		Sage Group PLC	1,422,903	0.3
			4,310,732	0.8
		Materials: 12.7%
301,822		Anglo American PLC	11,313,248	2.0
89,763		Antofagasta PLC	1,658,783	0.3
480,763		BHP Billiton PLC	14,733,919	2.7
163,666		CRH PLC	3,353,161	0.6
30,686		Croda International	1,033,493	0.2
87,938		Eurasian Natural Resources Corp.	835,293	0.2

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
91,265	@	Evraz PLC	$539,386	0.1
48,974		Fresnillo PLC	1,255,765	0.2
315,159	L	Glencore International PLC	1,967,172	0.4
48,866		Johnson Matthey PLC	1,843,155	0.3
48,212		Kazakhmys PLC	701,897	0.1
65,332	@	Polymetal International PLC	965,037	0.2
20,693		Randgold Resources Ltd.	1,807,394	0.3
199,246		Rexam PLC	1,364,570	0.2
322,721		Rio Tinto PLC	17,887,388	3.2
30,160		Vedanta Resources PLC	593,506	0.1
506,132		Xstrata PLC	8,670,914	1.6
			70,524,081	12.7
		Telecommunications: 6.8%
1,760,240		BT Group PLC	6,376,289	1.2
11,346,672		Vodafone Group PLC	31,297,795	5.6
			37,674,084	6.8
		Utilities: 4.2%
1,172,738		Centrica PLC	5,936,969	1.0
345,700		International Power PLC	2,239,412	0.4
810,166		National Grid PLC	8,165,490	1.5
212,053		Scottish & Southern Energy PLC	4,509,323	0.8
53,613		Severn Trent PLC	1,324,186	0.2
155,195		United Utilities Group PLC	1,493,331	0.3
			23,668,711	4.2
		Total Common Stock
		(Cost $475,951,475)	544,681,145	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Securities Lending Collateral(cc)(1): 0.6%
537,645		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $537,652, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $548,398, due 01/01/22-03/01/42)	$537,645	0.1
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	1,000,000	0.2
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	1,000,000	0.1
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,020,000, due 07/19/12-04/01/42)	1,000,000	0.2
			3,537,645	0.6
		Total Short-Term Investments
		(Cost $3,537,645)	3,537,645	0.6
		Total Investments in Securities (Cost $479,489,120)	$548,218,790	98.5
		Assets in Excess of Other Liabilities	8,192,828	1.5
		Net Assets	$556,411,618	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $481,221,917.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$93,959,434
		Gross Unrealized Depreciation	(26,962,561)
		Net Unrealized Appreciation	$66,996,873

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$33,240,335	$—	$33,240,335
Consumer Staples	—	92,823,928	—	92,823,928
Energy	—	108,260,557	—	108,260,557
Financials	869,593	98,148,025	—	99,017,618
Health Care	—	44,900,582	—	44,900,582
Industrials	—	30,260,517	—	30,260,517
Information Technology	—	4,310,732	—	4,310,732
Materials	1,504,423	69,019,658	—	70,524,081
Telecommunications	—	37,674,084	—	37,674,084
Utilities	—	23,668,711	—	23,668,711
Total Common Stock	2,374,016	542,307,129	—	544,681,145
Short-Term Investments	—	3,537,645	—	3,537,645
Total Investments, at value	$2,374,016	$545,844,774	$—	$548,218,790
Other Financial Instruments+
Forward Foreign Currency Contracts	—	18,363	—	18,363
Total Assets	$2,374,016	$545,863,137	$—	$548,237,153
Liabilities Table
Other Financial Instruments+
Futures	$(252,627)	$—	$—	$(252,627)
Total Liabilities	$(252,627)	$—	$—	$(252,627)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	British Pound	2,000,000	Buy	06/20/12	$3,178,854	$3,197,217	$18,363
							$18,363

ING FTSE 100 Index® Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	105	06/15/12	$9,622,481	$(252,627)
			$9,622,481	$(252,627)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	$(252,627)
Foreign exchange contracts	18,363
Total	$(234,264)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 2.9%
851,000		Belle International Holdings	$1,531,548	1.0
236,779		Esprit Holdings Ltd.	478,135	0.3
1,041,028		Li & Fung Ltd.	2,382,455	1.6
			4,392,138	2.9
		Consumer Staples: 3.2%
219,286		China Resources Enterprise	765,656	0.5
146,500		Hengan International Group Co., Ltd.	1,477,830	1.0
360,000		Tingyi Cayman Islands Holding Corp.	1,039,848	0.7
1,334,000		Want Want China Holdings Ltd.	1,492,659	1.0
			4,775,993	3.2
		Energy: 12.7%
716,000		China Coal Energy Co. - Class H	803,100	0.5
3,078,337		China Petroleum & Chemical Corp.	3,351,634	2.2
623,841		China Shenhua Energy Co., Ltd.	2,638,726	1.8
3,277,714		CNOOC Ltd.	6,709,392	4.5
3,870,604		PetroChina Co., Ltd.	5,450,363	3.7
			18,953,215	12.7
		Financials: 56.6%
1,547,000		AIA Group Ltd.	5,679,220	3.8
13,042,746		Bank of China Ltd.	5,265,181	3.5
1,338,451		Bank of Communications Co., Ltd.	1,011,485	0.7
285,784	L	Bank of East Asia Ltd.	1,074,798	0.7
679,129		BOC Hong Kong Holdings Ltd.	1,874,071	1.3
254,739		Cheung Kong Holdings Ltd.	3,294,288	2.2
15,440,107		China Construction Bank	11,916,972	8.0
1,365,911		China Life Insurance Co., Ltd.	3,547,743	2.4
748,991		China Overseas Land & Investment Ltd.	1,420,308	1.0
374,000	L	China Resources Land Ltd.	646,574	0.4
410,706		Hang Lung Properties Ltd.	1,509,447	1.0
140,343		Hang Seng Bank Ltd.	1,867,281	1.2
174,024		Henderson Land Development Co., Ltd.	961,556	0.6
188,241		Hong Kong Exchanges and Clearing Ltd.	3,168,163	2.1
2,591,798		HSBC Holdings PLC	22,989,271	15.4
11,944,340		Industrial and Commercial Bank of China Ltd.	7,705,083	5.2
659,264		New World Development Ltd.	793,818	0.5
373,216		Ping An Insurance Group Co. of China Ltd.	2,820,793	1.9
541,265		Sino Land Co.	868,026	0.6
259,555		Sun Hung Kai Properties Ltd.	3,229,731	2.2
124,591	L	Swire Pacific Ltd.	1,396,485	0.9
277,637		Wharf Holdings Ltd.	1,513,928	1.0
			84,554,222	56.6
		Industrials: 4.6%
216,818		Cathay Pacific Airways Ltd.	401,807	0.3
226,285		China Merchants Holdings International Co., Ltd.	757,871	0.5
234,811		Citic Pacific Ltd.	395,907	0.3
298,697		Cosco Pacific Ltd.	452,103	0.3
391,464		Hutchison Whampoa Ltd.	3,914,637	2.6
265,143		MTR Corp.	949,919	0.6
			6,872,244	4.6
		Information Technology: 3.8%
202,575		Tencent Holdings Ltd.	5,654,775	3.8

		Materials: 0.2%
723,728	L	Aluminum Corp. of China Ltd.	345,925	0.2

		Telecommunications: 9.1%
1,105,101		China Mobile Ltd.	12,168,906	8.1
865,110		China Unicom Ltd.	1,455,780	1.0
			13,624,686	9.1
		Utilities: 5.1%
347,654		China Resources Power Holdings Co.	644,062	0.4
330,931		CLP Holdings Ltd.	2,854,034	1.9
869,458		Hong Kong & China Gas	2,230,717	1.5
254,322		HongKong Electric Holdings	1,869,749	1.3
			7,598,562	5.1
		Total Common Stock
		(Cost $141,722,861)	146,771,760	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc)(1): 1.5%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	$1,000,000	0.7

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	$1,000,000	0.7
173,236		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $173,239, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $176,701, due 07/19/12-04/01/42)	173,236	0.1
			2,173,236	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
1,664,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,664,000)	$1,664,000	1.1
		Total Short-Term Investments
		(Cost $3,837,236)	3,837,236	2.6
		Total Investments in Securities (Cost $145,560,097)	$150,608,996	100.8
		Liabilities in Excess of Other Assets	(1,136,403)	(0.8)
		Net Assets	$149,472,593	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $147,234,921.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,232,151
		Gross Unrealized Depreciation	(10,858,076)
		Net Unrealized Appreciation	$3,374,075

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$4,392,138	$—	$4,392,138
Consumer Staples	—	4,775,993	—	4,775,993
Energy	—	18,953,215	—	18,953,215
Financials	—	84,554,222	—	84,554,222
Industrials	—	6,872,244	—	6,872,244
Information Technology	—	5,654,775	—	5,654,775
Materials	—	345,925	—	345,925
Telecommunications	—	13,624,686	—	13,624,686
Utilities	—	7,598,562	—	7,598,562
Total Common Stock	—	146,771,760	—	146,771,760
Short-Term Investments	1,664,000	2,173,236	—	3,837,236
Total Investments, at value	$1,664,000	$148,944,996	$—	$150,608,996
Liabilities Table
Other Financial Instruments+
Futures	$(69,506)	$—	$—	$(69,506)
Total Liabilities	$(69,506)	$—	$—	$(69,506)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Hang Seng Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	24	04/27/12	$3,167,837	$(69,506)
			$3,167,837	$(69,506)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 11.7%
12,800	@	Amazon.com, Inc.	$2,592,128	0.4
36,500	@	Apollo Group, Inc. - Class A	1,410,360	0.2
41,400	@,L	Autonation, Inc.	1,420,434	0.2
3,100	@	Autozone, Inc.	1,152,580	0.2
14,700	@	Bed Bath & Beyond, Inc.	966,819	0.1
6,000		Best Buy Co., Inc.	142,080	0.0
11,400	@	Big Lots, Inc.	490,428	0.1
2,200		Cablevision Systems Corp.	32,296	0.0
44,100		Carnival Corp.	1,414,728	0.2
114,600		CBS Corp. - Class B	3,886,086	0.5
14,300		Coach, Inc.	1,105,104	0.2
145,930		Comcast Corp. — Class A	4,379,359	0.6
5,800		Darden Restaurants, Inc.	296,728	0.0
36,800		DeVry, Inc.	1,246,416	0.2
19,850	@	DIRECTV	979,399	0.1
41,400	@	Discovery Communications, Inc. - Class A	2,094,840	0.3
21,500	@	Dollar Tree, Inc.	2,031,535	0.3
60,300	L	Expedia, Inc.	2,016,432	0.3
42,406		Family Dollar Stores, Inc.	2,683,452	0.4
198,300		Ford Motor Co.	2,476,767	0.3
2,500		Gannett Co., Inc.	38,325	0.0
200		Genuine Parts Co.	12,550	0.0
4,400	@	Goodyear Tire & Rubber Co.	49,368	0.0
145,300		H&R Block, Inc.	2,393,091	0.3
3,800		Harman International Industries, Inc.	177,878	0.0
5,600		Hasbro, Inc.	205,632	0.0
56,200		Home Depot, Inc.	2,827,422	0.4
32,400		International Game Technology	543,996	0.1
4,800		Interpublic Group of Cos., Inc.	54,768	0.0
51,700		Kohl’s Corp.	2,586,551	0.4
600		Leggett & Platt, Inc.	13,806	0.0
34,600		Lowe’s Cos., Inc.	1,085,748	0.1
2,000		Limited Brands, Inc.	96,000	0.0
51,300		Macy’s, Inc.	2,038,149	0.3
5,700		Marriott International, Inc.	215,745	0.0
36,200		Mattel, Inc.	1,218,492	0.2
61,700		McDonald’s Corp.	6,052,770	0.8
8,500		McGraw-Hill Cos., Inc.	411,995	0.1
33,400		Newell Rubbermaid, Inc.	594,854	0.1
106,300		News Corp. - Class A	2,093,047	0.3
14,900		Nike, Inc.	1,615,756	0.2
26,000		Nordstrom, Inc.	1,448,720	0.2
2,300		Omnicom Group	116,495	0.0
15,500	@	O’Reilly Automotive, Inc.	1,415,925	0.2
400	@	Priceline.com, Inc.	287,000	0.0
20,300	@	Pulte Homes, Inc.	179,655	0.0
4,800		Ralph Lauren Corp.	836,784	0.1
22,200		Ross Stores, Inc.	1,289,820	0.2
15,700		Scripps Networks Interactive - Class A	764,433	0.1
7,700		Staples, Inc.	124,586	0.0
35,500		Starbucks Corp.	1,984,095	0.3
13,700		Starwood Hotels & Resorts Worldwide, Inc.	772,817	0.1
19,334		Target Corp.	1,126,592	0.2
12,700		Tiffany & Co.	877,951	0.1
21,900		Time Warner Cable, Inc.	1,784,850	0.2
35,400		Time Warner, Inc.	1,336,350	0.2
17,500		TJX Cos., Inc.	694,925	0.1
28,748		VF Corp.	4,196,633	0.6
66,800		Viacom - Class B	3,170,328	0.4
40,800		Walt Disney Co.	1,786,224	0.2
2,100	L	Washington Post	784,497	0.1
5,600		Whirlpool Corp.	430,416	0.1
15,800		Wyndham Worldwide Corp.	734,858	0.1
6,851		Wynn Resorts Ltd.	855,553	0.1
22,500		Yum! Brands, Inc.	1,601,550	0.2
			85,744,971	11.7
		Consumer Staples: 10.5%
127,300		Altria Group, Inc.	3,929,751	0.5
53,386		Archer-Daniels-Midland Co.	1,690,201	0.2
1,900		Avon Products, Inc.	36,784	0.0
33,700		Beam, Inc.	1,973,809	0.3
22,439		Brown-Forman Corp.	1,871,188	0.3
70,381		Campbell Soup Co.	2,382,397	0.3
4,100		Clorox Co.	281,875	0.0
85,356		Coca-Cola Co.	6,317,198	0.9
33,200		Coca-Cola Enterprises, Inc.	949,520	0.1
14,700		Colgate-Palmolive Co.	1,437,366	0.2
38,200		ConAgra Foods, Inc.	1,003,132	0.1
37,000	@	Constellation Brands, Inc.	872,830	0.1
13,600		Costco Wholesale Corp.	1,234,880	0.2
54,000		CVS Caremark Corp.	2,419,200	0.3
7,627		Dr Pepper Snapple Group, Inc.	306,682	0.1
5,800		Estee Lauder Cos., Inc.	359,252	0.1
2,400		General Mills, Inc.	94,680	0.0
18,908		Hershey Co.	1,159,628	0.2
25,500		HJ Heinz Co.	1,365,525	0.2
118,300		Hormel Foods Corp.	3,492,216	0.5
2,400		JM Smucker Co.	195,264	0.0
5,700		Kellogg Co.	305,691	0.0
22,026		Kimberly-Clark Corp.	1,627,501	0.2
19,100		Kraft Foods, Inc.	725,991	0.1
115,500		Kroger Co.	2,798,565	0.4
8,300		Lorillard, Inc.	1,074,684	0.2
60,400		McCormick & Co., Inc.	3,287,572	0.5
1,200		Mead Johnson Nutrition Co.	98,976	0.0
66,200		Molson Coors Brewing Co.	2,995,550	0.4
44,500		PepsiCo, Inc.	2,952,575	0.4
65,879		Philip Morris International, Inc.	5,837,538	0.8
112,792		Procter & Gamble Co.	7,580,750	1.0
11,716		Reynolds American, Inc.	485,511	0.1
117,000		Safeway, Inc.	2,364,570	0.3
7,800		Sara Lee Corp.	167,934	0.0
19,900		Sysco Corp.	594,214	0.1
154,300		Tyson Foods, Inc.	2,954,845	0.4
62,000		Walgreen Co.	2,076,380	0.3
73,352		Wal-Mart Stores, Inc.	4,489,142	0.6

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
11,400		Whole Foods Market, Inc.	$948,480	0.1
			76,739,847	10.5
		Energy: 11.2%
11,800		Anadarko Petroleum Corp.	924,412	0.1
21,300		Apache Corp.	2,139,372	0.3
10,400		Baker Hughes, Inc.	436,176	0.1
5,800		Cabot Oil & Gas Corp.	180,786	0.0
700	@	Cameron International Corp.	36,981	0.0
12,900		Chesapeake Energy Corp.	298,893	0.0
98,258		Chevron Corp.	10,537,188	1.4
60,500		ConocoPhillips	4,598,605	0.6
12,100		Consol Energy, Inc.	412,610	0.1
119,400	@	Denbury Resources, Inc.	2,176,662	0.3
51,700		Devon Energy Corp.	3,676,904	0.5
61,500	L	Diamond Offshore Drilling	4,105,125	0.6
45,000		El Paso Corp.	1,329,750	0.2
7,100		EOG Resources, Inc.	788,810	0.1
38,600		EQT Corp.	1,860,906	0.3
249,654		ExxonMobil Corp.	21,652,492	2.9
400	@	FMC Technologies, Inc.	20,168	0.0
48,000		Halliburton Co.	1,593,120	0.2
6,900		Helmerich & Payne, Inc.	372,255	0.1
32,700		Hess Corp.	1,927,665	0.3
57,600		Marathon Oil Corp.	1,825,920	0.2
19,550		Marathon Petroleum Corp.	847,688	0.1
36,300		Murphy Oil Corp.	2,042,601	0.3
15,300	@	Nabors Industries Ltd.	267,597	0.0
4,604		National Oilwell Varco, Inc.	365,880	0.1
26,200	@	Newfield Exploration Co.	908,616	0.1
2,700		Noble Corp.	101,169	0.0
4,700		Noble Energy, Inc.	459,566	0.1
32,400		Occidental Petroleum Corp.	3,085,452	0.4
20,400		Peabody Energy Corp.	590,784	0.1
3,400		Pioneer Natural Resources Co.	379,406	0.1
3,400		QEP Resources, Inc.	103,700	0.0
100		Range Resources Corp.	5,814	0.0
28,600	@	Rowan Cos., Inc.	941,798	0.1
38,054		Schlumberger Ltd.	2,661,116	0.4
11,700	@	Southwestern Energy Co.	358,020	0.0
2,700		Spectra Energy Corp.	85,185	0.0
53,200		Sunoco, Inc.	2,029,580	0.3
90,000	@	Tesoro Corp.	2,415,600	0.3
125,600		Valero Energy Corp.	3,236,712	0.4
11,200		Williams Cos., Inc.	345,072	0.0
25,933	@	WPX Energy, Inc.	467,053	0.1
			82,593,209	11.2
		Financials: 13.7%
800		ACE Ltd.	58,560	0.0
26,795		Aflac, Inc.	1,232,302	0.2
17,400		Allstate Corp.	572,808	0.1
26,700		American Express Co.	1,544,862	0.2
29,100	@	American International Group, Inc.	897,153	0.1
1,700		American Tower Corp.	107,134	0.0
33,000		Ameriprise Financial, Inc.	1,885,290	0.3
800		AON Corp.	39,248	0.0
9,000		Apartment Investment & Management Co.	237,690	0.0
53,200		Assurant, Inc.	2,154,600	0.3
278,850		Bank of America Corp.	2,668,595	0.4
8,700		Bank of New York Mellon Corp.	209,931	0.0
46,700		BB&T Corp.	1,465,913	0.2
86,600	@	Berkshire Hathaway, Inc.	7,027,590	1.0
300		Blackrock, Inc.	61,470	0.0
23,200		Capital One Financial Corp.	1,293,168	0.2
12,100		Chubb Corp.	836,231	0.1
26,500		Cincinnati Financial Corp.	914,515	0.1
127,090		Citigroup, Inc.	4,645,140	0.6
2,633		CME Group, Inc.	761,806	0.1
97,200		Discover Financial Services	3,240,648	0.4
19,200		Equity Residential	1,202,304	0.2
100,600	L	Federated Investors, Inc.	2,254,446	0.3
31,772		Fifth Third Bancorp.	446,397	0.1
58,200		First Horizon National Corp.	604,116	0.1
4,500		Franklin Resources, Inc.	558,135	0.1
3,628		Goldman Sachs Group, Inc.	451,214	0.1
34,800		Hartford Financial Services Group, Inc.	733,584	0.1
1,300		HCP, Inc.	51,298	0.0
136,300		Huntington Bancshares, Inc.	879,135	0.1
4,600	@	IntercontinentalExchange, Inc.	632,132	0.1
8,600	@	Invesco Ltd.	229,362	0.0
187,751		JPMorgan Chase & Co.	8,632,791	1.2
306,700		Keycorp	2,606,950	0.4
88,700		Kimco Realty Corp.	1,708,362	0.2
50,700		Legg Mason, Inc.	1,416,051	0.2
3,500		Leucadia National Corp.	91,350	0.0
65,600		Lincoln National Corp.	1,729,216	0.2
35,200		Loews Corp.	1,403,424	0.2
400		M&T Bank Corp.	34,752	0.0
60,800		Marsh & McLennan Cos., Inc.	1,993,632	0.3
29,700		Metlife, Inc.	1,109,295	0.1
91,100		Moody’s Corp.	3,835,310	0.5
10,600		Morgan Stanley	208,184	0.0
69,000	@	Nasdaq Stock Market, Inc.	1,787,100	0.2
4,600		Northern Trust Corp.	218,270	0.0
40,400		NYSE Euronext	1,212,404	0.2
142,400		People’s United Financial, Inc.	1,885,376	0.3
22,400		Plum Creek Timber Co., Inc.	930,944	0.1
28,300		PNC Financial Services Group, Inc.	1,825,067	0.2
20,100		Principal Financial Group, Inc.	593,151	0.1
20,100		Progressive Corp.	465,918	0.1
51,967		ProLogis, Inc.	1,871,851	0.3
12,900		Prudential Financial, Inc.	817,731	0.1
3,900		Public Storage, Inc.	538,863	0.1
409,100		Regions Financial Corp.	2,695,969	0.4
14,340		Simon Property Group, Inc.	2,089,051	0.3
79,200		SLM Corp.	1,248,192	0.2
2,447		State Street Corp.	111,339	0.0
22,200		SunTrust Bank	536,574	0.1
24,700		T. Rowe Price Group, Inc.	1,612,910	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
42,450		Torchmark Corp.	$2,116,133	0.3
29,096		Travelers Cos., Inc.	1,722,483	0.2
74,061		UnumProvident Corp.	1,813,013	0.2
5,033		US Bancorp.	159,445	0.0
19,517		Vornado Realty Trust	1,643,331	0.2
197,085		Wells Fargo & Co.	6,728,482	0.9
12,500		Weyerhaeuser Co.	274,000	0.0
55,000		Zions Bancorp.	1,180,300	0.2
			100,743,991	13.7
		Health Care: 11.6%
59,334		Abbott Laboratories	3,636,581	0.5
33,800		Aetna, Inc.	1,695,408	0.2
20,100		Agilent Technologies, Inc.	894,651	0.1
8,100		Allergan, Inc.	772,983	0.1
59,908		AmerisourceBergen Corp.	2,377,149	0.3
46,335		Amgen, Inc.	3,150,317	0.4
18,300		Baxter International, Inc.	1,093,974	0.2
22,700		Becton Dickinson & Co.	1,762,655	0.2
20,000	@	Biogen Idec, Inc.	2,519,400	0.3
125,900	@	Boston Scientific Corp.	752,882	0.1
56,300		Bristol-Myers Squibb Co.	1,900,125	0.3
37,300		Cardinal Health, Inc.	1,608,003	0.2
52,200	@	CareFusion Corp.	1,353,546	0.2
42,700	@	Celgene Corp.	3,310,104	0.5
4,700	@	Cerner Corp.	357,952	0.1
32,800		Cigna Corp.	1,615,400	0.2
4,100		Coventry Health Care, Inc.	145,837	0.0
9,700		Covidien PLC	530,396	0.1
8,100		CR Bard, Inc.	799,632	0.1
15,600	@	DaVita, Inc.	1,406,652	0.2
113,800		Eli Lilly & Co.	4,582,726	0.6
8,200	@	Express Scripts, Inc.	444,276	0.1
16,800	@	Forest Laboratories, Inc.	582,792	0.1
112,500	@	Gilead Sciences, Inc.	5,495,625	0.8
28,067		Humana, Inc.	2,595,636	0.4
400	@	Intuitive Surgical, Inc.	216,700	0.0
110,423		Johnson & Johnson	7,283,501	1.0
3,400	@	Laboratory Corp. of America Holdings	311,236	0.0
13,500	@	Life Technologies Corp.	659,070	0.1
34,172		McKesson Corp.	2,999,276	0.4
25,808	@	Medco Health Solutions, Inc.	1,814,302	0.3
16,500		Medtronic, Inc.	646,635	0.1
138,562		Merck & Co., Inc.	5,320,781	0.7
68,400	@	Mylan Laboratories	1,603,980	0.2
58,200		PerkinElmer, Inc.	1,609,812	0.2
2,700		Perrigo Co.	278,937	0.0
308,962		Pfizer, Inc.	7,001,079	1.0
6,500		St. Jude Medical, Inc.	288,015	0.0
7,600		Stryker Corp.	421,648	0.1
300	@	Tenet Healthcare Corp.	1,593	0.0
1,129		Thermo Fisher Scientific, Inc.	63,653	0.0
66,238		UnitedHealth Group, Inc.	3,904,068	0.5
15,100	@	Varian Medical Systems, Inc.	1,041,296	0.1
3,700	@	Waters Corp.	342,842	0.0
44,200	@	Watson Pharmaceuticals, Inc.	2,964,052	0.4
16,600		WellPoint, Inc.	1,225,080	0.2
2,300		Zimmer Holdings, Inc.	147,844	0.0
			85,530,102	11.6
		Industrials: 11.0%
16,400		3M Co.	1,463,044	0.2
15,702		Avery Dennison Corp.	473,101	0.1
53,500		Boeing Co.	3,978,795	0.5
25,000		Caterpillar, Inc.	2,663,000	0.4
1,200		CH Robinson Worldwide, Inc.	78,588	0.0
1,400		Cooper Industries PLC	89,530	0.0
161,000		CSX Corp.	3,464,720	0.5
8,400		Cummins, Inc.	1,008,336	0.1
5,300		Danaher Corp.	296,800	0.0
15,900		Deere & Co.	1,286,310	0.2
12,100		Dover Corp.	761,574	0.1
20,500		Eaton Corp.	1,021,515	0.1
26,859		Emerson Electric Co.	1,401,503	0.2
1,600		Fastenal Co.	86,560	0.0
23,200		FedEx Corp.	2,133,472	0.3
5,500		Flowserve Corp.	635,305	0.1
20,600		Fluor Corp.	1,236,824	0.2
26,500		General Dynamics Corp.	1,944,570	0.3
457,494		General Electric Co.	9,181,905	1.2
7,500		Goodrich Corp.	940,800	0.1
30,600		Honeywell International, Inc.	1,868,130	0.3
37,400		Illinois Tool Works, Inc.	2,136,288	0.3
41,200		Ingersoll-Rand PLC	1,703,620	0.2
42,100		Iron Mountain, Inc.	1,212,480	0.2
5,800	@	Jacobs Engineering Group, Inc.	257,346	0.0
4,000		Joy Global, Inc.	294,000	0.0
31,400		L-3 Communications Holdings, Inc.	2,222,178	0.3
9,932		Lockheed Martin Corp.	892,490	0.1
36,028		Norfolk Southern Corp.	2,371,723	0.3
57,700		Northrop Grumman Corp.	3,524,316	0.5
34,800		Paccar, Inc.	1,629,684	0.2
3,600		Pall Corp.	214,668	0.0
9,700		Parker Hannifin Corp.	820,135	0.1
39,500	L	Pitney Bowes, Inc.	694,410	0.1
11,800		Precision Castparts Corp.	2,040,220	0.3
27,600	@	Quanta Services, Inc.	576,840	0.1
70,700		Raytheon Co.	3,731,546	0.5
11,600		Republic Services, Inc.	354,496	0.1
4,600		Rockwell Automation, Inc.	366,620	0.1
6,100		Rockwell Collins, Inc.	351,116	0.0
10,600		Roper Industries, Inc.	1,051,096	0.1
128,000	L	RR Donnelley & Sons Co.	1,585,920	0.2
40,800		Ryder System, Inc.	2,154,240	0.3
52,500		Snap-On, Inc.	3,200,925	0.4
63,700		Southwest Airlines Co.	524,888	0.1
5,200		Stanley Black & Decker, Inc.	400,192	0.1
14,271	@	Stericycle, Inc.	1,193,626	0.2
20,900		Tyco International Ltd.	1,174,162	0.2
29,300		Union Pacific Corp.	3,149,164	0.4
16,200		United Parcel Service, Inc. - Class B	1,307,664	0.2
38,597		United Technologies Corp.	3,201,235	0.4
2,500		WW Grainger, Inc.	537,025	0.1
7,700		Xylem, Inc.	213,675	0.0
			81,102,370	11.0
		Information Technology: 19.6%
15,500		Accenture PLC	999,750	0.1
12,100	@	Adobe Systems, Inc.	415,151	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
99,000	@	Advanced Micro Devices, Inc.	$793,980	0.1
71,900		Altera Corp.	2,863,058	0.4
800		Amphenol Corp.	47,816	0.0
37,600		Analog Devices, Inc.	1,519,040	0.2
53,093	@	Apple, Inc.	31,827,661	4.3
50,600		Applied Materials, Inc.	629,464	0.1
11,400	@	Autodesk, Inc.	482,448	0.1
10,100		Automatic Data Processing, Inc.	557,419	0.1
94,200	@	BMC Software, Inc.	3,783,072	0.5
60,200		Broadcom Corp.	2,365,860	0.3
18,862		CA, Inc.	519,837	0.1
94,370		Cisco Systems, Inc.	1,995,926	0.3
6,500	@	Citrix Systems, Inc.	512,915	0.1
13,000	@	Cognizant Technology Solutions Corp.	1,000,350	0.1
4,700		Computer Sciences Corp.	140,718	0.0
23,500		Corning, Inc.	330,880	0.0
161,400	@	Dell, Inc.	2,679,240	0.4
41,507	@	eBay, Inc.	1,531,193	0.2
6,700	@	Electronic Arts, Inc.	110,416	0.0
7,450	@	EMC Corp.	222,606	0.0
2,800		Fidelity National Information Services, Inc.	92,736	0.0
4,772	@	Fiserv, Inc.	331,129	0.0
600		Flir Systems, Inc.	15,186	0.0
12,880	@	Google, Inc. - Class A	8,259,171	1.1
30,100		Harris Corp.	1,356,908	0.2
23,276		Hewlett-Packard Co.	554,667	0.1
54,269		International Business Machines Corp.	11,323,227	1.5
122,810		Intel Corp.	3,452,189	0.5
8,000		Intuit, Inc.	481,040	0.1
50,000	L	Lexmark International, Inc.	1,662,000	0.2
53,800		Linear Technology Corp.	1,813,060	0.3
145,200	@	LSI Logic Corp.	1,260,336	0.2
5,375		Mastercard, Inc.	2,260,402	0.3
416,216		Microsoft Corp.	13,422,966	1.8
78,000		Molex, Inc.	2,193,360	0.3
17,887	@	Motorola Mobility Holdings, Inc.	701,886	0.1
30,728		Motorola Solutions, Inc.	1,561,904	0.2
1,105	@	NetApp, Inc.	49,471	0.0
9,600	@	Novellus Systems, Inc.	479,136	0.1
91,200	@	Nvidia Corp.	1,403,568	0.2
201,226		Oracle Corp.	5,867,750	0.8
12,200		Paychex, Inc.	378,078	0.1
44,416		Qualcomm, Inc.	3,021,176	0.4
9,202	@	Red Hat, Inc.	551,108	0.1
197,800	@	SAIC, Inc.	2,610,960	0.4
400	@	Salesforce.com, Inc.	61,804	0.0
17,800	@	Sandisk Corp.	882,702	0.1
155,800	@	Symantec Corp.	2,913,460	0.4
7,700	@	TE Connectivity Ltd.	282,975	0.0
9,712	@	Teradata Corp.	661,873	0.1
178,800	@	Teradyne, Inc.	3,019,932	0.4
5,800		Texas Instruments, Inc.	194,938	0.0
98,900		Total System Services, Inc.	2,281,623	0.3
27,100		VeriSign, Inc.	1,039,014	0.1
32,000		Visa, Inc.	3,776,000	0.5
111,300	@	Western Digital Corp.	4,606,707	0.6
128,300		Western Union Co.	2,258,080	0.3
68,700		Xerox Corp.	555,096	0.1
5,300		Xilinx, Inc.	193,079	0.0
78,200	@	Yahoo!, Inc.	1,190,204	0.2
			144,349,701	19.6
		Materials: 2.8%
200		Air Products & Chemicals, Inc.	18,360	0.0
15,800		Airgas, Inc.	1,405,726	0.2
26,500		Alcoa, Inc.	265,530	0.0
5,400		Allegheny Technologies, Inc.	222,318	0.0
15,700		CF Industries Holdings, Inc.	2,867,605	0.4
5,900		Cliffs Natural Resources, Inc.	408,634	0.1
19,700		Dow Chemical Co.	682,408	0.1
53,800		Eastman Chemical Co.	2,780,922	0.4
9,200		EI Du Pont de Nemours & Co.	486,680	0.1
2,100		FMC Corp.	222,306	0.0
87,300		Freeport-McMoRan Copper & Gold, Inc.	3,320,892	0.5
35,200		International Flavors & Fragrances, Inc.	2,062,720	0.3
300		MeadWestvaco Corp.	9,477	0.0
12,500		Monsanto Co.	997,000	0.1
17,900		Newmont Mining Corp.	917,733	0.1
7,900		Nucor Corp.	339,305	0.0
14,200		PPG Industries, Inc.	1,360,360	0.2
51,900		Sealed Air Corp.	1,002,189	0.1
12,400		Sigma-Aldrich Corp.	905,944	0.1
9,600		Vulcan Materials Co.	410,208	0.1
			20,686,317	2.8
		Telecommunications: 2.6%
245,556		AT&T, Inc.	7,668,714	1.0
33,436		CenturyTel, Inc.	1,292,301	0.2
173,528	L	Frontier Communications Corp.	723,612	0.1
16,600	@	MetroPCS Communications, Inc.	149,732	0.0
136,100	@	Sprint Nextel Corp.	387,885	0.1
191,516		Verizon Communications, Inc.	7,321,657	1.0
102,800		Windstream Corp.	1,203,788	0.2
			18,747,689	2.6
		Utilities: 4.1%
62,500	@	AES Corp.	816,875	0.1
6,600		AGL Resources, Inc.	258,852	0.0
39,100		Ameren Corp.	1,273,878	0.2
73,000		American Electric Power Co., Inc.	2,816,340	0.4
58,500		CenterPoint Energy, Inc.	1,153,620	0.2
113,400		CMS Energy Corp.	2,494,800	0.3
12,600		Consolidated Edison, Inc.	736,092	0.1
47,800		Dominion Resources, Inc.	2,447,838	0.3
9,486		DTE Energy Co.	522,014	0.1
2,000		Duke Energy Corp.	42,020	0.0
15,500		Edison International	658,905	0.1
8,000		Entergy Corp.	537,600	0.1
31,065		Exelon Corp.	1,218,059	0.2
47,100		FirstEnergy Corp.	2,147,289	0.3
3,600		Integrys Energy Group, Inc.	190,764	0.0
100		NextEra Energy, Inc.	6,108	0.0
10,200		NiSource, Inc.	248,370	0.0
10,500		Northeast Utilities	389,760	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
65,100	@	NRG Energy, Inc.	$1,020,117	0.1
1,100		Oneok, Inc.	89,826	0.0
73,500		Pepco Holdings, Inc.	1,388,415	0.2
23,100		Pacific Gas & Electric Co.	1,002,771	0.1
4,800		Pinnacle West Capital Corp.	229,920	0.0
76,700		PPL Corp.	2,167,542	0.3
8,600		Progress Energy, Inc.	456,746	0.1
43,900		Public Service Enterprise Group, Inc.	1,343,779	0.2
2,502		SCANA Corp.	114,116	0.0
15,822		Sempra Energy	948,687	0.1
30,800		Southern Co.	1,383,844	0.2
28,400		TECO Energy, Inc.	498,420	0.1
8,800		Wisconsin Energy Corp.	309,584	0.0
44,300		Xcel Energy, Inc.	1,172,621	0.2
			30,085,572	4.1
		Total Common Stock
		(Cost $640,503,876)	726,323,769	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc)(1): 1.8%
657,312		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $657,321, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $670,458, due 01/01/22-03/01/42)	$657,312	0.1
3,122,226		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $3,122,270, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,184,671, due 03/31/12-04/01/42)	3,122,226	0.4
3,122,226		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $3,122,272, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $3,184,671, due 03/01/18-04/15/43)	3,122,226	0.4
3,122,226		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $3,122,277, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $3,184,671, due 07/19/12-04/01/42)	3,122,226	0.5
3,122,226		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $3,122,264, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $3,184,671, due 10/01/20-12/01/40)	3,122,226	0.4
			13,146,216	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
8,453,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,453,900)	$8,453,900	1.1

		Total Short-Term Investments
		(Cost $21,600,116)	21,600,116	2.9

		Total Investments in Securities (Cost $662,103,992)	$747,923,885	101.7
		Liabilities in Excess of Other Assets	(12,303,316)	(1.7)
		Net Assets	$735,620,569	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $670,154,165.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$93,961,092
		Gross Unrealized Depreciation	(16,191,372)
		Net Unrealized Appreciation	$77,769,720

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$726,323,769	$—	$—	$726,323,769
Short-Term Investments	8,453,900	13,146,216	—	21,600,116
Total Investments, at value	$734,777,669	$13,146,216	$—	$747,923,885
Other Financial Instruments+
Futures	250,964	—	—	250,964
Total Assets	$735,028,633	$13,146,216	$—	$748,174,849

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	105	06/15/12	$7,366,800	$250,964
			$7,366,800	$250,964

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 13.3%
41,800		Aaron’s, Inc.	$1,082,620	0.2
38,794		Advance Auto Parts, Inc.	3,435,985	0.5
113,700	@	Aeropostale, Inc.	2,458,194	0.4
48,400	@	AMC Networks, Inc.	2,160,092	0.3
32,350		American Eagle Outfitters	556,097	0.1
22,800		American Greetings Corp.	349,752	0.0
10,000	@	ANN, Inc.	286,400	0.0
18,867	@	Ascena Retail Group, Inc.	836,185	0.1
9,273	@	Bally Technologies, Inc.	433,513	0.1
16,300		Bob Evans Farms, Inc.	614,836	0.1
92,999		Brinker International, Inc.	2,562,122	0.4
21,600	@	Cheesecake Factory	634,824	0.1
28,735		Chico’s FAS, Inc.	433,899	0.1
5,800	@	Deckers Outdoor Corp.	365,690	0.1
28,000		Dick’s Sporting Goods, Inc.	1,346,240	0.2
8,000	@,L	DreamWorks Animation SKG, Inc.	147,600	0.0
45,400		Foot Locker, Inc.	1,409,670	0.2
18,599	@	Fossil, Inc.	2,454,696	0.4
25,668		Gentex Corp.	628,866	0.1
9,217		Guess ?, Inc.	288,031	0.0
58,200	@	Hanesbrands, Inc.	1,719,228	0.3
44,400		HSN, Inc.	1,688,532	0.3
16,000		International Speedway Corp.	444,000	0.1
32,340	@,L	ITT Educational Services, Inc.	2,138,968	0.3
26,303		John Wiley & Sons, Inc.	1,251,760	0.2
9,389	@,L	Lamar Advertising Co.	304,297	0.0
49,000	@	Life Time Fitness, Inc.	2,477,930	0.4
106,400	@	LKQ Corp.	3,316,488	0.5
15,700		Matthews International Corp.	496,748	0.1
6,400	L	Meredith Corp.	207,744	0.0
53,963	@	Mohawk Industries, Inc.	3,589,079	0.5
221,200	@	New York Times Co.	1,501,948	0.2
1,001	@	NVR, Inc.	727,056	0.1
450,200	@	Office Depot, Inc.	1,553,190	0.2
11,300	@	Panera Bread Co.	1,818,396	0.3
81,625		Petsmart, Inc.	4,670,583	0.7
19,400		Polaris Industries, Inc.	1,399,710	0.2
52,562		PVH Corp.	4,695,363	0.7
209,800	L	RadioShack Corp.	1,304,956	0.2
78,700		Regis Corp.	1,450,441	0.2
70,300		Rent-A-Center, Inc.	2,653,825	0.4
190,498	@,L	Saks, Inc.	2,211,682	0.3
14,100		Scholastic Corp.	497,448	0.1
32,600	@	Scientific Games Corp.	380,116	0.1
126,195		Service Corp. International	1,420,956	0.2
33,800		Signet Jewelers Ltd.	1,598,064	0.2
26,945		Sotheby’s	1,060,016	0.2
9,400	L	Strayer Education, Inc.	886,232	0.1
44,000		Thor Industries, Inc.	1,388,640	0.2
26,000	@	Toll Brothers, Inc.	623,740	0.1
52,900		Tractor Supply Co.	4,790,624	0.7
50,149		Tupperware Corp.	3,184,461	0.5
7,900	@,L	Under Armour, Inc.	742,600	0.1
73,800	@	Valassis Communications, Inc.	1,697,400	0.3
46,350	@	Warnaco Group, Inc.	2,706,840	0.4
377,342		Wendy’s Company	1,890,483	0.3
29,689		Williams-Sonoma, Inc.	1,112,744	0.2
5,574	@	WMS Industries, Inc.	132,271	0.0
			88,219,871	13.3
		Consumer Staples: 3.6%
54,256		Church & Dwight Co., Inc.	2,668,853	0.4
20,100		Corn Products International, Inc.	1,158,765	0.2
46,064	@	Energizer Holdings, Inc.	3,417,028	0.5
58,400		Flowers Foods, Inc.	1,189,608	0.2
52,764	@,L	Green Mountain Coffee Roasters, Inc.	2,471,466	0.4
10,900		Lancaster Colony Corp.	724,414	0.1
62,704	@	Monster Beverage Corp.	3,893,291	0.6
9,566	@	Post Holdings, Inc.	315,008	0.0
17,432	@	Ralcorp Holdings, Inc.	1,291,537	0.2
27,100		Ruddick Corp.	1,086,710	0.2
145,543	@	Smithfield Foods, Inc.	3,206,312	0.5
14,420		Tootsie Roll Industries, Inc.	330,362	0.0
38,100		Universal Corp.	1,775,460	0.3
			23,528,814	3.6
		Energy: 5.5%
166,569		Arch Coal, Inc.	1,783,954	0.3
60,336	@	Atwood Oceanics, Inc.	2,708,483	0.4
74,776	@	Bill Barrett Corp.	1,944,924	0.3
3,600	L	CARBO Ceramics, Inc.	379,620	0.1
31,073		Cimarex Energy Co.	2,345,079	0.4
20,600	@	Dresser-Rand Group, Inc.	955,634	0.1
7,300	@	Dril-Quip, Inc.	474,646	0.1
163,913	@	Forest Oil Corp.	1,986,626	0.3
33,400	@	Helix Energy Solutions Group, Inc.	594,520	0.1
147,134		HollyFrontier Corp.	4,730,358	0.7
34,700	@	Northern Oil And Gas, Inc.	719,678	0.1
37,432		Oceaneering International, Inc.	2,017,211	0.3
11,700	@	Oil States International, Inc.	913,302	0.1
152,700		Patterson-UTI Energy, Inc.	2,640,183	0.4
100,171	@	Plains Exploration & Production Co.	4,272,293	0.6
22,500		SM Energy Co.	1,592,325	0.2
120,171	@	Superior Energy Services	3,167,708	0.5
10,818		Tidewater, Inc.	584,388	0.1
49,649	@	Unit Corp.	2,122,991	0.3
9,700		World Fuel Services Corp.	397,700	0.1
			36,331,623	5.5

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: 20.6%
18,172	@	Affiliated Managers Group, Inc.	$2,031,811	0.3
51,491		Alexandria Real Estate Equities, Inc.	3,765,537	0.6
73,900		American Campus Communities, Inc.	3,304,808	0.5
75,800		American Financial Group, Inc.	2,924,364	0.4
297,600		Apollo Investment Corp.	2,133,792	0.3
28,400		Arthur J. Gallagher & Co.	1,015,016	0.2
17,000		Aspen Insurance Holdings Ltd.	474,980	0.1
53,100		Associated Banc-Corp.	741,276	0.1
81,100		Astoria Financial Corp.	799,646	0.1
112,100		Bancorpsouth, Inc.	1,509,987	0.2
52,800		Bank of Hawaii Corp.	2,552,880	0.4
20,736		BRE Properties, Inc.	1,048,205	0.2
19,500		Brown & Brown, Inc.	463,710	0.1
18,787		Camden Property Trust	1,235,245	0.2
44,186		Cathay General Bancorp.	782,092	0.1
42,900		City National Corp.	2,250,963	0.3
76,086		Commerce Bancshares, Inc.	3,083,005	0.5
14,500		Corporate Office Properties Trust SBI MD	336,545	0.0
15,261		Cullen/Frost Bankers, Inc.	888,038	0.1
71,031		Duke Realty Corp.	1,018,584	0.2
75,600		East-West Bancorp., Inc.	1,745,604	0.3
107,254		Eaton Vance Corp.	3,065,319	0.5
33,500		Equity One, Inc.	677,370	0.1
9,605		Essex Property Trust, Inc.	1,455,254	0.2
15,574		Everest Re Group Ltd.	1,440,906	0.2
20,200		Federal Realty Investment Trust	1,955,158	0.3
197,600		Fidelity National Title Group, Inc.	3,562,728	0.5
57,700		First American Financial Corp.	959,551	0.1
317,455		First Niagara Financial Group, Inc.	3,123,757	0.5
125,900		FirstMerit Corp.	2,122,674	0.3
68,001		Fulton Financial Corp.	714,010	0.1
22,400		Greenhill & Co., Inc.	977,536	0.1
46,900		Hancock Holding Co.	1,665,419	0.2
8,055		Hanover Insurance Group, Inc.	331,222	0.0
101,424		HCC Insurance Holdings, Inc.	3,161,386	0.5
81,980		Highwoods Properties, Inc.	2,731,574	0.4
15,400		Home Properties, Inc.	939,554	0.1
122,500		Hospitality Properties Trust	3,242,575	0.5
29,000		International Bancshares Corp.	613,350	0.1
213,700		Janus Capital Group, Inc.	1,904,067	0.3
107,864		Jefferies Group, Inc.	2,032,158	0.3
40,389		Jones Lang LaSalle, Inc.	3,364,808	0.5
27,496		Kemper Corp.	832,579	0.1
98,047		Liberty Property Trust	3,502,239	0.5
47,425		Macerich Co.	2,738,794	0.4
92,175		Mack-Cali Realty Corp.	2,656,483	0.4
19,900		Mercury General Corp.	870,426	0.1
104,837	@	MSCI, Inc. - Class A	3,859,050	0.6
90,800		National Retail Properties, Inc.	2,468,852	0.4
142,197		New York Community Bancorp., Inc.	1,977,960	0.3
43,100		Old Republic International Corp.	454,705	0.1
124,700		Omega Healthcare Investors, Inc.	2,651,122	0.4
63,400		Potlatch Corp.	1,986,956	0.3
5,400		Prosperity Bancshares, Inc.	247,320	0.0
11,696		Protective Life Corp.	346,435	0.1
92,535		Raymond James Financial, Inc.	3,380,304	0.5
84,874		Rayonier, Inc.	3,742,095	0.6
101,100		Realty Income Corp.	3,915,603	0.6
25,500		Regency Centers Corp.	1,134,240	0.2
64,643		Reinsurance Group of America, Inc.	3,844,319	0.6
27,192		SEI Investments Co.	562,602	0.1
51,077		Senior Housing Properties Trust	1,126,248	0.2
9,600	@	Signature Bank	605,184	0.1
31,600		SL Green Realty Corp.	2,450,580	0.4
56,134		Stancorp Financial Group, Inc.	2,298,126	0.3
9,100	@	SVB Financial Group	585,494	0.1
241,600		Synovus Financial Corp.	495,280	0.1
14,600		Taubman Centers, Inc.	1,065,070	0.2
36,600		TCF Financial Corp.	435,174	0.1
35,164		Trustmark Corp.	878,397	0.1
77,200		UDR, Inc.	2,062,012	0.3
153,125	L	Valley National Bancorp.	1,982,969	0.3
13,500		Waddell & Reed Financial, Inc.	437,535	0.1
22,300		Washington Federal, Inc.	375,086	0.1
61,700		Webster Financial Corp.	1,398,739	0.2
21,172		Weingarten Realty Investors	559,576	0.1
15,800		Westamerica Bancorp.	758,400	0.1
96,900		WR Berkley Corp.	3,500,028	0.5
			136,332,446	20.6
		Health Care: 9.8%
51,900	@	Allscripts Healthcare Solutions, Inc.	861,540	0.1
33,900	@	AMERIGROUP Corp.	2,280,792	0.3
10,985	@	Bio-Rad Laboratories, Inc.	1,139,035	0.2
7,800	@	Catalyst Health Solutions, Inc.	497,094	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
17,800	@	Charles River Laboratories International, Inc.	$642,402	0.1
98,662	@	Community Health Systems, Inc.	2,194,243	0.3
42,600		Cooper Cos., Inc.	3,480,846	0.5
10,918	@	Covance, Inc.	520,024	0.1
96,579	@	Endo Pharmaceuticals Holdings, Inc.	3,740,505	0.6
9,400	@	Gen-Probe, Inc.	624,254	0.1
336,885	@	Health Management Associates, Inc.	2,263,867	0.3
13,515	@	Health Net, Inc.	536,816	0.1
33,696	@	Henry Schein, Inc.	2,550,113	0.4
20,583		Hill-Rom Holdings, Inc.	687,678	0.1
80,100	@	HMS Holdings Corp.	2,499,921	0.4
94,506	@	Hologic, Inc.	2,036,604	0.3
42,306	@	Idexx Laboratories, Inc.	3,699,660	0.6
6,800	@	LifePoint Hospitals, Inc.	268,192	0.0
94,597		Lincare Holdings, Inc.	2,448,170	0.4
3,400	@	Masimo Corp.	79,492	0.0
10,789		Medicis Pharmaceutical Corp.	405,558	0.1
43,600	@	Mednax, Inc.	3,242,532	0.5
14,124	@	Mettler Toledo International, Inc.	2,609,409	0.4
31,566		Omnicare, Inc.	1,122,803	0.2
22,800		Owens & Minor, Inc.	693,348	0.1
28,900	@	Regeneron Pharmaceuticals, Inc.	3,370,318	0.5
125,146	@	Resmed, Inc.	3,868,263	0.6
7,031		Steris Corp.	222,320	0.0
20,537		Techne Corp.	1,439,644	0.2
27,893		Teleflex, Inc.	1,705,657	0.3
7,262	@	Thoratec Corp.	244,802	0.0
56,165	@	United Therapeutics Corp.	2,647,056	0.4
78,259		Universal Health Services, Inc.	3,279,835	0.5
14,100	@	VCA Antech, Inc.	327,261	0.1
84,150	@	Vertex Pharmaceuticals, Inc.	3,450,991	0.5
40,645	@	WellCare Health Plans, Inc.	2,921,563	0.4
			64,602,608	9.8
		Industrials: 16.9%
6,100		Acuity Brands, Inc.	383,263	0.1
121,800	@	Aecom Technology Corp.	2,724,666	0.4
77,600	@	AGCO Corp.	3,663,496	0.6
78,874	@	Alaska Air Group, Inc.	2,825,267	0.4
22,900		Alexander & Baldwin, Inc.	1,109,505	0.2
37,759		Alliant Techsystems, Inc.	1,892,481	0.3
58,950		Ametek, Inc.	2,859,664	0.4
27,214	@	BE Aerospace, Inc.	1,264,635	0.2
70,400		Brink’s Co.	1,680,448	0.3
13,043		Carlisle Cos., Inc.	651,107	0.1
27,800		Clarcor, Inc.	1,364,702	0.2
8,600	@	Clean Harbors, Inc.	579,038	0.1
66,638		Con-way, Inc.	2,173,065	0.3
19,292	@	Copart, Inc.	502,942	0.1
18,400		Corporate Executive Board Co.	791,384	0.1
54,047	@	Corrections Corp. of America	1,476,024	0.2
53,972		Crane Co.	2,617,642	0.4
27,800		Deluxe Corp.	651,076	0.1
42,624		Donaldson Co., Inc.	1,522,956	0.2
17,700	@	Esterline Technologies Corp.	1,264,842	0.2
102,200		Exelis, Inc.	1,279,544	0.2
57,300	@	Fortune Brands Home & Security, Inc.	1,264,611	0.2
52,732	@	FTI Consulting, Inc.	1,978,505	0.3
13,700		Gardner Denver, Inc.	863,374	0.1
57,600		GATX Corp.	2,321,280	0.4
75,700	@	General Cable Corp.	2,201,356	0.3
56,600		Graco, Inc.	3,003,196	0.5
100,827		Harsco Corp.	2,365,401	0.4
32,600		Herman Miller, Inc.	748,496	0.1
25,094		HNI, Corp.	696,358	0.1
29,078		Hubbell, Inc.	2,284,949	0.3
57,600	@	Huntington Ingalls Industries, Inc.	2,317,824	0.4
77,700		IDEX Corp.	3,273,501	0.5
108,000		ITT Corp.	2,477,520	0.4
22,721		JB Hunt Transport Services, Inc.	1,235,341	0.2
299,600	@	JetBlue Airways Corp.	1,465,044	0.2
40,259	@	Kansas City Southern	2,886,168	0.4
46,470		KBR, Inc.	1,652,009	0.2
73,400		Kennametal, Inc.	3,268,502	0.5
15,100	@	Kirby Corp.	993,429	0.2
26,400	@	Korn/Ferry International	442,200	0.1
8,953		Landstar System, Inc.	516,767	0.1
44,700		Lennox International, Inc.	1,801,410	0.3
46,400		Lincoln Electric Holdings, Inc.	2,102,848	0.3
11,549		Manpower, Inc.	547,076	0.1
17,300		Mine Safety Appliances Co.	710,684	0.1
39,000		MSC Industrial Direct Co.	3,247,920	0.5
53,700		Nordson Corp.	2,927,187	0.4
21,000	@	Oshkosh Truck Corp.	486,570	0.1
48,170		Pentair, Inc.	2,293,374	0.3
7,104		Regal-Beloit Corp.	465,667	0.1
35,403		Rollins, Inc.	753,376	0.1
13,261	@	Shaw Group, Inc.	420,506	0.1
11,457		SPX Corp.	888,261	0.1
24,168	@	Terex Corp.	543,780	0.1
28,428	@	Thomas & Betts Corp.	2,044,257	0.3
69,174		Timken Co.	3,509,889	0.5
48,500		Towers Watson & Co.	3,204,395	0.5
17,900		Trinity Industries, Inc.	589,805	0.1
44,800		Triumph Group, Inc.	2,807,168	0.4
9,500	@,L	United Rentals, Inc.	407,455	0.1
63,664		URS Corp.	2,706,993	0.4
56,300		UTI Worldwide, Inc.	970,049	0.1
4,400		Valmont Industries, Inc.	516,604	0.1
12,371		Wabtec Corp.	932,402	0.1
103,000		Waste Connections, Inc.	3,350,590	0.5
4,000		Watsco, Inc.	296,160	0.0
38,000		Werner Enterprises, Inc.	944,680	0.1
17,516		Woodward Governor Co.	750,210	0.1
			111,752,894	16.9

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: 16.2%
18,800	@	ACI Worldwide, Inc.	$757,076	0.1
43,300	@	Acxiom Corp.	635,644	0.1
77,848		Adtran, Inc.	2,428,079	0.4
17,700	@	Advent Software, Inc.	453,120	0.1
17,041	@	Alliance Data Systems Corp.	2,146,484	0.3
33,485	@	Ansys, Inc.	2,177,195	0.3
129,600	@	AOL, Inc.	2,458,512	0.4
49,129	@	Arrow Electronics, Inc.	2,061,944	0.3
269,371	@	Atmel Corp.	2,655,998	0.4
105,797	@	Avnet, Inc.	3,849,953	0.6
102,463		Broadridge Financial Solutions ADR	2,449,890	0.4
266,569	@	Cadence Design Systems, Inc.	3,156,177	0.5
37,577	@	Ciena Corp.	608,372	0.1
120,900	@	Compuware Corp.	1,111,071	0.2
8,100	@	Concur Technologies, Inc.	464,778	0.1
65,840	@	Convergys Corp.	878,964	0.1
13,900	@	CoreLogic, Inc.	226,848	0.0
17,565	@	Cree, Inc.	555,581	0.1
154,000		Cypress Semiconductor Corp.	2,407,020	0.4
13,023		Diebold, Inc.	501,646	0.1
6,605		DST Systems, Inc.	358,189	0.0
17,984	@	Equinix, Inc.	2,831,581	0.4
29,100		Factset Research Systems, Inc.	2,882,064	0.4
19,800		Fair Isaac Corp.	869,220	0.1
172,700	@	Fairchild Semiconductor International, Inc.	2,538,690	0.4
82,000	@	Gartner, Inc.	3,496,480	0.5
68,980	X	Global Payments, Inc.	3,276,550	0.5
32,727	@	Informatica Corp.	1,731,258	0.3
141,109	@	Ingram Micro, Inc.	2,618,983	0.4
85,900	@	International Rectifier Corp.	1,981,713	0.3
20,900		Intersil Corp.	234,080	0.0
9,400	@	Itron, Inc.	426,854	0.1
16,900		Jack Henry & Associates, Inc.	576,628	0.1
95,300	@	Lam Research Corp.	4,252,286	0.6
13,600		Lender Processing Services, Inc.	353,600	0.0
13,000		Mantech International Corp.	447,980	0.1
52,400	@	Mentor Graphics Corp.	778,664	0.1
20,468	@	Micros Systems, Inc.	1,131,676	0.2
2,000	@	Monster Worldwide, Inc.	19,500	0.0
51,150		National Instruments Corp.	1,458,798	0.2
23,400	@	NCR Corp.	508,014	0.1
72,411	@	NeuStar, Inc.	2,697,310	0.4
106,600	@	Parametric Technology Corp.	2,978,404	0.4
59,185		Plantronics, Inc.	2,382,788	0.4
167,992	@	Polycom, Inc.	3,203,607	0.5
135,400	@	QLogic Corp.	2,404,704	0.4
90,738	@	Quest Software, Inc.	2,111,473	0.3
33,700	@	Rackspace Hosting, Inc.	1,947,523	0.3
37,227	@	RF Micro Devices, Inc.	185,391	0.0
44,700	@	Riverbed Technolgoy, Inc.	1,255,176	0.2
31,342	@	Rovi Corp.	1,020,182	0.2
51,500	@	Semtech Corp.	1,465,690	0.2
51,100	@	Silicon Laboratories, Inc.	2,197,300	0.3
60,600	@	Skyworks Solutions, Inc.	1,675,590	0.2
68,600		Solera Holdings, Inc.	3,148,054	0.5
122,900	@	Synopsys, Inc.	3,768,114	0.6
7,033	@	Tech Data Corp.	381,611	0.1
107,800		Tellabs, Inc.	436,590	0.1
41,400	@	TIBCO Software, Inc.	1,262,700	0.2
40,607	@	Trimble Navigation Ltd.	2,209,833	0.3
16,000	@	Valueclick, Inc.	315,840	0.0
33,200	@	VeriFone Holdings, Inc.	1,722,084	0.3
188,264	@	Vishay Intertechnology, Inc.	2,289,290	0.3
28,800	@	Zebra Technologies Corp.	1,185,984	0.2
			107,002,398	16.2
		Materials: 6.3%
70,700		Albemarle Corp.	4,519,144	0.7
36,600		Aptargroup, Inc.	2,004,582	0.3
25,034		Ashland, Inc.	1,528,576	0.2
21,400		Cabot Corp.	913,352	0.1
6,800		Carpenter Technology Corp.	355,164	0.1
17,700		Commercial Metals Co.	262,314	0.0
35,300		Compass Minerals International, Inc.	2,532,422	0.4
30,354		Cytec Industries, Inc.	1,845,220	0.3
33,200		Domtar Corp.	3,166,616	0.5
26,700		Greif, Inc. - Class A	1,493,064	0.2
61,500	@	Intrepid Potash, Inc.	1,496,295	0.2
13,882	L	Martin Marietta Materials, Inc.	1,188,716	0.2
9,800		Minerals Technologies, Inc.	641,018	0.1
12,000		NewMarket Corp.	2,248,800	0.3
111,400		Olin Corp.	2,422,950	0.4
15,532		Packaging Corp. of America	459,592	0.1
65,811		Reliance Steel & Aluminum Co.	3,717,005	0.6
20,200		Rock-Tenn Co.	1,364,712	0.2
22,738		RPM International, Inc.	595,508	0.1
6,400		Scotts Miracle-Gro Co.	346,624	0.1
27,600		Sensient Technologies Corp.	1,048,800	0.2
50,700		Silgan Holdings, Inc.	2,240,940	0.3
18,092		Sonoco Products Co.	600,654	0.1
202,228		Steel Dynamics, Inc.	2,940,395	0.4
27,099		Valspar Corp.	1,308,611	0.2
14,900		Worthington Industries	285,782	0.0
			41,526,856	6.3
		Telecommunication Services: 0.3%
90,838		Telephone & Data Systems, Inc.	2,102,900	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunications: 0.2%
57,944	@	TW Telecom, Inc.	$1,284,039	0.2
		Utilities: 5.4%
36,000		Alliant Energy Corp.	1,559,520	0.2
20,400		Aqua America, Inc.	454,716	0.1
88,400		Atmos Energy Corp.	2,781,064	0.4
31,189		Black Hills Corp.	1,045,767	0.2
22,200		Cleco Corp.	880,230	0.1
62,800		Energen Corp.	3,086,620	0.5
136,200		Great Plains Energy, Inc.	2,760,774	0.4
108,122		Hawaiian Electric Industries	2,740,893	0.4
16,426		Idacorp, Inc.	675,437	0.1
47,500		MDU Resources Group, Inc.	1,063,525	0.2
18,844		National Fuel Gas Co.	906,773	0.1
27,200		NSTAR	1,322,736	0.2
64,196		NV Energy, Inc.	1,034,840	0.2
77,080		OGE Energy Corp.	4,123,780	0.6
44,100		PNM Resources, Inc.	807,030	0.1
27,800		Questar Corp.	535,428	0.1
110,453		UGI Corp.	3,009,844	0.5
45,200		Vectren Corp.	1,313,512	0.2
116,700		Westar Energy, Inc.	3,259,431	0.5
53,380		WGL Holdings, Inc.	2,172,566	0.3
			35,534,486	5.4
		Total Common Stock
		(Cost $586,938,566)	648,218,935	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc)(1): 1.5%
1,008,773		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,008,787, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,028,948, due 03/31/12-04/01/42)	$1,008,773	0.2
2,301,102		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,301,136, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,347,124, due 03/01/18-04/15/43)	2,301,102	0.3
2,301,102		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,301,140, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,347,124, due 07/19/12-04/01/42)	2,301,102	0.3
2,301,102		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,301,134, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,347,124, due 01/15/13-04/01/42)	2,301,102	0.4
1,776,771		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,776,793, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,812,306, due 12/01/17-04/01/42)	1,776,771	0.3
			9,688,850	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
11,207,681		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,207,681)	$11,207,681	1.7
		Total Short-Term Investments
		(Cost $20,896,531)	20,896,531	3.2
		Total Investments in Securities (Cost $607,835,097)	$669,115,466	101.3
		Liabilities in Excess of Other Assets	(8,889,852)	(1.3)
		Net Assets	$660,225,614	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $615,020,243.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$76,199,280
		Gross Unrealized Depreciation	(22,104,057)
		Net Unrealized Appreciation	$54,095,223

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$88,219,871	$—	$—	$88,219,871
Consumer Staples	23,528,814	—	—	23,528,814
Energy	36,331,623	—	—	36,331,623
Financials	136,332,446	—	—	136,332,446
Health Care	64,602,608	—	—	64,602,608
Industrials	111,752,894	—	—	111,752,894
Information Technology	103,725,848	3,276,550	—	107,002,398
Materials	41,526,856	—	—	41,526,856
Telecommunication Services	2,102,900	—	—	2,102,900
Telecommunications	1,284,039	—	—	1,284,039
Utilities	35,534,486	—	—	35,534,486
Total Common Stock	644,942,385	3,276,550	—	648,218,935
Short-Term Investments	11,207,681	9,688,850	—	20,896,531
Total Investments, at value	$656,150,066	$12,965,400	$—	$669,115,466
Other Financial Instruments+
Futures	346,760	—	—	346,760
Total Assets	$656,496,826	$12,965,400	$—	$669,462,226

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	100	06/15/12	$9,923,000	$346,760
			$9,923,000	$346,760

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 15.4%
21,900	@	American Public Education, Inc.	$832,200	0.3
33,857		Arbitron, Inc.	1,252,032	0.4
7,200	@	Arctic Cat, Inc.	308,376	0.1
13,117		Big 5 Sporting Goods Corp.	102,837	0.0
321	@	Biglari Holdings, Inc.	129,315	0.0
3,800	@	BJ’s Restaurants, Inc.	191,330	0.1
3,400	@,L	Blue Nile, Inc.	112,132	0.0
3,100		Blyth, Inc.	231,973	0.1
10,500	@,L	Boyd Gaming Corp.	82,320	0.0
8,700		Brown Shoe Co., Inc.	80,301	0.0
14,289		Brunswick Corp.	367,942	0.1
4,510		Buckle, Inc.	216,029	0.1
19,100	@	Buffalo Wild Wings, Inc.	1,732,179	0.6
8,426	@	Cabela’s, Inc.	321,452	0.1
3,800		Callaway Golf Co.	25,688	0.0
41,249	@	Capella Education Co.	1,482,902	0.5
9,900	@	Career Education Corp.	79,794	0.0
5,239		Cato Corp.	144,806	0.1
26,700		CEC Entertainment, Inc.	1,012,197	0.3
4,094	@	Childrens Place Retail Stores, Inc.	211,537	0.1
21,300		Christopher & Banks Corp.	39,618	0.0
6,552	@,L	Coinstar, Inc.	416,380	0.1
55,700	@	Coldwater Creek, Inc.	64,612	0.0
29,000	@,L	Corinthian Colleges, Inc.	120,060	0.0
2,604		Cracker Barrel Old Country Store	145,303	0.1
143,008	@	CROCS, Inc.	2,991,727	1.0
4,200	@	Digital Generation, Inc.	42,882	0.0
5,549	@	DineEquity, Inc.	275,230	0.1
11,271	@	Drew Industries, Inc.	307,811	0.1
3,100		Ethan Allen Interiors, Inc.	78,492	0.0
19,400	@	EW Scripps Co.	191,478	0.1
7,642		Finish Line	162,163	0.1
2,512		Fred’s, Inc.	36,700	0.0
19,410	@	Genesco, Inc.	1,390,727	0.5
2,573		Group 1 Automotive, Inc.	144,525	0.1
7,600		Harte-Hanks, Inc.	68,780	0.0
11,300		Haverty Furniture Cos., Inc.	125,430	0.0
35,596	@	Helen of Troy Ltd.	1,210,620	0.4
3,176	@	Hibbett Sporting Goods, Inc.	173,251	0.1
34,594		Hillenbrand, Inc.	793,932	0.3
300		HOT Topic, Inc.	3,045	0.0
36,546	@	Iconix Brand Group, Inc.	635,169	0.2
22,900		Interval Leisure Group, Inc.	398,460	0.1
16,000	@,L	iRobot Corp.	436,160	0.1
8,800	@	Jack in the Box, Inc.	210,936	0.1
4,514		Jakks Pacific, Inc.	78,769	0.0
49,983	@	JoS. A Bank Clothiers, Inc.	2,519,643	0.9
10,100	@	Kirkland’s, Inc.	163,418	0.1
16,275	@	K-Swiss, Inc.	66,728	0.0
4,794	@	La-Z-Boy, Inc.	71,718	0.0
13,100		Lithia Motors, Inc.	343,220	0.1
23,724	@	Live Nation, Inc.	223,006	0.1
11,449	@	Liz Claiborne, Inc.	152,959	0.1
65,700	@,L	Lumber Liquidators	1,649,727	0.6
11,100	@	M/I Homes, Inc.	137,196	0.0
40,600	@	Maidenform Brands, Inc.	913,906	0.3
12,000		Marcus Corp.	150,600	0.1
13,800	@	MarineMax, Inc.	113,574	0.0
7,600	@	Marriott Vacations Worldwide Corp.	216,676	0.1
74,296		Men’s Wearhouse, Inc.	2,880,456	1.0
6,600	@	Meritage Homes Corp.	178,596	0.1
8,600	@	Midas, Inc.	98,728	0.0
6,800	@	Monarch Casino & Resort, Inc.	70,040	0.0
6,347		Monro Muffler, Inc.	263,337	0.1
10,300		Movado Group, Inc.	252,865	0.1
15,800	@	Multimedia Games, Inc.	173,168	0.1
177,269	L	Nutri/System, Inc.	1,990,731	0.7
11,100	@	O’Charleys, Inc.	109,224	0.0
10,102	@	OfficeMax, Inc.	57,783	0.0
2,200		Oxford Industries, Inc.	111,804	0.0
3,598	@	Papa John’s International, Inc.	135,501	0.0
18,300	@	Peet’s Coffee & Tea, Inc.	1,348,710	0.5
8,582		PEP Boys-Manny Moe & Jack	128,043	0.0
7,700	@	Perry Ellis International, Inc.	143,759	0.0
300		PetMed Express, Inc.	3,714	0.0
1,900		PF Chang’s China Bistro, Inc.	75,088	0.0
9,872	@	Pinnacle Entertainment, Inc.	113,627	0.0
7,462		Pool Corp.	279,228	0.1
31,780	@	Quiksilver, Inc.	128,391	0.0
18,512	@	Ruby Tuesday, Inc.	169,015	0.1
2,900	@	Rue21, Inc.	85,086	0.0
20,800	@	Ruth’s Hospitality Group, Inc.	157,872	0.1
8,500		Ryland Group, Inc.	163,880	0.1
11,000	@	Select Comfort Corp.	356,290	0.1
10,350	@	Shuffle Master, Inc.	182,160	0.1
127,921	@	Skechers USA, Inc.	1,627,155	0.5
7,420		Sonic Automotive, Inc.	132,892	0.0
7,200	@	Sonic Corp.	55,296	0.0
19,800		Spartan Motors, Inc.	104,742	0.0
20,506		Stage Stores, Inc.	333,017	0.1
11,700		Standard Motor Products, Inc.	207,558	0.1
16,300	@	Stein Mart, Inc.	107,580	0.0
17,850	@	Steven Madden Ltd.	763,088	0.3
11,168		Sturm Ruger & Co., Inc.	548,349	0.2
14,000		Superior Industries International	273,560	0.1
6,005		Texas Roadhouse, Inc.	99,923	0.0
85,562	@	True Religion Apparel, Inc.	2,344,399	0.8
25,700	@	Tuesday Morning Corp.	98,688	0.0
8,930	@	Universal Electronics, Inc.	178,421	0.1
12,700		Universal Technical Institute, Inc.	167,513	0.1
46,600	@	Vitamin Shoppe, Inc.	2,060,186	0.7

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
11,200	@	VOXX International Corp.	$151,872	0.1
3,900	@,L	Winnebago Industries	38,220	0.0
14,903		Wolverine World Wide, Inc.	554,094	0.2
15,500	@	Zale Corp.	47,895	0.0
4,600	@,L	Zumiez, Inc.	166,106	0.1
			45,899,623	15.4
		Consumer Staples: 4.4%
51,700	@	Alliance One International, Inc.	194,909	0.1
32,210		Andersons, Inc.	1,568,305	0.5
83,500		B&G Foods, Inc.	1,879,585	0.6
1,185	@,L	Boston Beer Co., Inc.	126,546	0.0
7,400	L	Calavo Growers, Inc.	198,172	0.1
2,898		Cal-Maine Foods, Inc.	110,877	0.0
7,893		Casey’s General Stores, Inc.	437,746	0.1
25,175	@	Central Garden & Pet Co.	242,435	0.1
83,353	@	Darling International, Inc.	1,452,009	0.5
45,227	L	Diamond Foods, Inc.	1,032,080	0.3
7,739	@	Hain Celestial Group, Inc.	339,046	0.1
9,600		Inter Parfums, Inc.	150,624	0.1
8,551		J&J Snack Foods Corp.	448,585	0.2
7,102		Nash Finch Co.	201,839	0.1
29,900	@	Prestige Brands Holdings, Inc.	522,652	0.2
4,352		Sanderson Farms, Inc.	230,787	0.1
5,400	@	Seneca Foods Corp.	142,236	0.1
9,486		Snyders-Lance, Inc.	245,213	0.1
13,600		Spartan Stores, Inc.	246,432	0.1
39,668	@	TreeHouse Foods, Inc.	2,360,246	0.8
9,371	@	United Natural Foods, Inc.	437,251	0.1
9,300		WD-40 Co.	421,755	0.1
			12,989,330	4.4
		Energy: 4.0%
15,700	@	Approach Resources, Inc.	580,115	0.2
3,400	@	Basic Energy Services, Inc.	58,990	0.0
24,327		Bristow Group, Inc.	1,161,128	0.4
27,400	@	Cloud Peak Energy, Inc.	436,482	0.1
18,500	@	Comstock Resources, Inc.	292,855	0.1
8,700	@	Contango Oil & Gas Co.	512,517	0.2
36,500	@	Exterran Holdings, Inc.	481,435	0.2
11,800	@	Georesources, Inc.	386,332	0.1
8,500		Gulf Island Fabrication, Inc.	248,795	0.1
41,100	@	Gulfport Energy Corp.	1,196,832	0.4
6,500	@	Hornbeck Offshore Services, Inc.	273,195	0.1
31,487	@	ION Geophysical Corp.	203,091	0.1
5,896		Lufkin Industries, Inc.	475,513	0.2
15,700	@	Matrix Service Co.	219,957	0.1
2,800	@	OYO Geospace Corp.	294,924	0.1
8,668		Penn Virginia Corp.	39,439	0.0
4,424	@	Petroleum Development Corp.	164,086	0.0
8,999	@,L	Petroquest Energy, Inc.	55,254	0.0
153,838	@	Pioneer Drilling Co.	1,353,775	0.4
8,096	@	SEACOR Holdings, Inc.	775,435	0.3
8,682	@	Stone Energy Corp.	248,218	0.1
85,446	@	Swift Energy Co.	2,480,497	0.8
8,557	@	Tetra Technologies, Inc.	80,607	0.0
			12,019,472	4.0
		Financials: 19.4%
8,598		Acadia Realty Trust	193,799	0.1
10,912	@	Amerisafe, Inc.	269,963	0.1
27,500		Bank Mutual Corp.	111,100	0.0
3,506		Bank of the Ozarks, Inc.	109,598	0.0
45,900	@	BBCN Bancorp, Inc.	510,867	0.2
51,738		BioMed Realty Trust, Inc.	981,987	0.3
18,400		Boston Private Financial Holdings, Inc.	182,344	0.1
14,340		Brookline Bancorp., Inc.	134,366	0.0
12,000		Calamos Asset Management, Inc.	157,320	0.1
4,891		Cash America International, Inc.	234,426	0.1
33,100		Cedar Shopping Centers, Inc.	169,472	0.1
9,000		City Holding Co.	312,480	0.1
14,220		Colonial Properties Trust	309,001	0.1
7,558		Columbia Banking System, Inc.	172,171	0.1
19,967		Community Bank System, Inc.	574,650	0.2
20,700		Cousins Properties, Inc.	156,906	0.1
53,140		Delphi Financial Group	2,379,078	0.8
35,689		DiamondRock Hospitality Co.	367,240	0.1
16,600		Dime Community Bancshares	242,526	0.1
41,006		EastGroup Properties, Inc.	2,059,321	0.7
11,400	@,L	eHealth, Inc.	185,934	0.1
3,000		Employers Holdings, Inc.	53,130	0.0
31,558		Entertainment Properties Trust	1,463,660	0.5
17,264		Extra Space Storage, Inc.	497,031	0.2
81,360	@	Ezcorp, Inc.	2,640,539	0.9
5,900	@	Financial Engines, Inc.	131,924	0.0
12,700	@	First BanCorp/Puerto Rico	55,880	0.0
5,526	@	First Cash Financial Services, Inc.	237,010	0.1
12,600		First Commonwealth Financial Corp.	77,112	0.0
70,969		First Financial Bancorp.	1,227,764	0.4
19,825	L	First Financial Bankshares, Inc.	698,038	0.2
83,381		First Midwest Bancorp., Inc.	998,904	0.3
127,100		FNB Corp.	1,535,368	0.5
6,394	@	Forestar Real Estate Group, Inc.	98,404	0.0
11,092		Franklin Street Properties Corp.	117,575	0.0
45,800	L	Getty Realty Corp.	713,564	0.2
94,000		Glacier Bancorp., Inc.	1,404,360	0.5
18,525	@	Hanmi Financial Corp.	187,473	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
119,298		Healthcare Realty Trust, Inc.	$2,624,556	0.9
13,400		Home Bancshares, Inc.	356,574	0.1
53,342		Horace Mann Educators Corp.	939,886	0.3
12,710		Independent Bank Corp.	365,158	0.1
6,965		Infinity Property & Casualty Corp.	364,478	0.1
59,300		Inland Real Estate Corp.	525,991	0.2
5,700		Interactive Brokers Group, Inc.	96,900	0.0
9,400	@	Investment Technology Group, Inc.	112,424	0.0
10,026		Kilroy Realty Corp.	467,312	0.2
37,800		Kite Realty Group Trust	199,206	0.1
11,900		LaSalle Hotel Properties	334,866	0.1
25,182		Lexington Realty Trust	226,386	0.1
6,931		LTC Properties, Inc.	221,792	0.1
29,600		Meadowbrook Insurance Group, Inc.	276,168	0.1
262,159		Medical Properties Trust, Inc.	2,432,835	0.8
30,722		Mid-America Apartment Communities, Inc.	2,059,296	0.7
75,530	@	National Financial Partners Corp.	1,143,524	0.4
117,400		National Penn Bancshares, Inc.	1,038,990	0.3
6,480	@	Navigators Group, Inc.	306,115	0.1
19,908		NBT Bancorp., Inc.	439,569	0.1
115,300		Northwest Bancshares, Inc.	1,464,310	0.5
12,400		Old National Bancorp.	162,936	0.1
27,000		Oritani Financial Corp.	396,360	0.1
4,000		PacWest Bancorp	97,200	0.0
13,104		Parkway Properties, Inc.	137,330	0.0
105,418		Pennsylvania Real Estate Investment Trust	1,609,733	0.5
5,000	@	Pinnacle Financial Partners, Inc.	91,750	0.0
1,217	@	Piper Jaffray Cos.	32,397	0.0
9,921		Post Properties, Inc.	464,898	0.2
12,700		Presidential Life Corp.	145,161	0.0
10,821		PrivateBancorp, Inc.	164,155	0.1
5,892		ProAssurance Corp.	519,144	0.2
23,900		Prospect Capital Corp.	262,422	0.1
21,100		Provident Financial Services, Inc.	306,583	0.1
21,190		PS Business Parks, Inc.	1,388,793	0.5
1,700		RLI Corp.	121,788	0.0
16,700		S&T Bancorp, Inc.	362,223	0.1
9,044		Safety Insurance Group, Inc.	376,592	0.1
6,900		Saul Centers, Inc.	278,484	0.1
6,200		Selective Insurance Group	109,182	0.0
10,339		Simmons First National Corp.	267,056	0.1
4,644		Sovran Self Storage, Inc.	231,410	0.1
18,400		Sterling Bancorp.	176,456	0.1
11,500		Stewart Information Services Corp.	163,415	0.1
59,888	@	Stifel Financial Corp.	2,266,162	0.8
26,051		Susquehanna Bancshares, Inc.	257,384	0.1
17,397		SWS Group, Inc.	99,511	0.0
25,508		Tanger Factory Outlet Centers, Inc.	758,353	0.3
8,400	@	Texas Capital Bancshares, Inc.	290,808	0.1
4,800	L	Tompkins Financial Corp.	192,288	0.1
56,258		Tower Group, Inc.	1,261,867	0.4
55,355		Trustco Bank Corp.	316,077	0.1
43,291		UMB Financial Corp.	1,936,623	0.6
17,227		Umpqua Holdings Corp.	233,598	0.1
8,608	L	United Bankshares, Inc.	248,427	0.1
11,240	@	United Community Banks, Inc./GA	109,590	0.0
12,478		United Fire Group, Inc.	223,231	0.1
7,500		Universal Health Realty Income Trust	297,225	0.1
13,703		Urstadt Biddle Properties, Inc.	270,497	0.1
3,100	@	Virtus Investment Partners	265,918	0.1
35,600	@	Wilshire Bancorp., Inc.	171,948	0.1
6,486		Wintrust Financial Corp.	232,134	0.1
36,662	@,L	World Acceptance, Corp.	2,245,547	0.8
			57,491,277	19.4
		Health Care: 10.6%
5,600	@	Abaxism, Inc.	163,128	0.1
16,300	@	Affymetrix, Inc.	69,601	0.0
7,000	@	Air Methods Corp.	610,750	0.2
72,387	@	Align Technology, Inc.	1,994,262	0.7
15,900	@	Almost Family, Inc.	413,559	0.1
4,545	@	Amedisys, Inc.	65,721	0.0
24,000	@	AMN Healthcare Services, Inc.	145,440	0.1
30,743	@	Amsurg Corp.	860,189	0.3
1,100		Analogic Corp.	74,294	0.0
31,900	@	Arqule, Inc.	223,619	0.1
7,100	@,L	Bio-Reference Labs, Inc.	166,921	0.1
17,500	@	Cambrex Corp.	122,325	0.0
11,850		Cantel Medical Corp.	297,317	0.1
69,006	@	Centene Corp.	3,379,224	1.1
3,000		Chemed Corp.	188,040	0.1
2,500		Computer Programs & Systems, Inc.	141,300	0.0
5,600		Conmed Corp.	167,272	0.1
3,800	@	Corvel Corp.	151,582	0.1
18,600	@	Cross Country Healthcare, Inc.	93,186	0.0
16,700	@	CryoLife, Inc.	88,009	0.0
9,447	@	Cubist Pharmaceuticals, Inc.	408,583	0.1
5,440	@	Cyberonics	207,427	0.1
34,700	@	Emergent Biosolutions, Inc.	555,200	0.2
9,700		Ensign Group, Inc.	263,452	0.1
19,900	@	Enzo Biochem, Inc.	53,531	0.0
26,048	@	eResearch Technology, Inc.	203,695	0.1
6,279	@	Gentiva Health Services, Inc.	54,878	0.0
3,600	@	Greatbatch, Inc.	88,272	0.0
3,112	@	Haemonetics Corp.	216,844	0.1
9,100	@	Hanger Orthopedic Group, Inc.	198,926	0.1
8,400	@	Healthways, Inc.	61,824	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
29,800	@	Hi-Tech Pharmacal Co., Inc.	$1,070,714	0.4
3,600	@	ICU Medical, Inc.	176,976	0.1
3,500	@	Integra LifeSciences Holdings Corp.	121,415	0.0
5,338		Invacare Corp.	88,451	0.0
3,200	@	IPC The Hospitalist Co., Inc.	118,112	0.0
4,600		Kensey Nash Corp.	134,596	0.0
12,500	@	Kindred Healthcare, Inc.	108,000	0.0
5,600		Landauer, Inc.	296,912	0.1
30,760	@	Magellan Health Services, Inc.	1,501,396	0.5
9,900	@	Medicines Co.	198,693	0.1
11,400	@	Medidata Solutions, Inc.	303,696	0.1
7,700		Meridian Bioscience, Inc.	149,226	0.1
24,860	@	Merit Medical Systems, Inc.	308,761	0.1
6,532	@	Molina Healthcare, Inc.	219,671	0.1
20,900	@	Momenta Pharmaceuticals, Inc.	320,188	0.1
7,449	@	MWI Veterinary Supply, Inc.	655,512	0.2
13,821	@	Neogen Corp.	539,986	0.2
6,500	@	NuVasive, Inc.	109,460	0.0
19,657	@	Omnicell, Inc.	298,983	0.1
11,300	@	Palomar Medical Technologies, Inc.	105,542	0.0
68,238	@	Par Pharmaceutical Cos., Inc.	2,642,858	0.9
11,107	@	Parexel International Corp.	299,556	0.1
5,500	@	PharMerica Corp.	68,365	0.0
10,702	@	PSS World Medical, Inc.	271,189	0.1
59,376		Quality Systems, Inc.	2,596,512	0.9
82,800	@,L	Questcor Pharmaceuticals, Inc.	3,114,936	1.1
40,970	@	Salix Pharmaceuticals Ltd.	2,150,925	0.7
8,600	@	SurModics, Inc.	132,182	0.0
21,617	@	Symmetry Medical, Inc.	152,832	0.1
9,505	@	Viropharma, Inc.	285,815	0.1
4,703		West Pharmaceutical Services, Inc.	200,019	0.1
9,675	@	Zoll Medical Corp.	896,195	0.3
			31,366,045	10.6
		Industrials: 15.9%
11,100		AAON, Inc.	224,109	0.1
7,395		AAR Corp.	134,959	0.0
7,676		ABM Industries, Inc.	186,527	0.1
10,687		Actuant Corp.	309,816	0.1
61,300	@	Aegion Corp.	1,092,979	0.4
3,095	@	Aerovironment, Inc.	82,977	0.0
6,200		Albany International Corp.	142,290	0.0
35,122	@	Allegiant Travel Co.	1,914,149	0.6
9,458		American Science & Engineering, Inc.	634,159	0.2
6,300		AO Smith Corp.	283,185	0.1
16,687		Apogee Enterprises, Inc.	216,097	0.1
33,524		Applied Industrial Technologies, Inc.	1,378,842	0.5
56,337		Arkansas Best Corp.	1,059,699	0.4
2,763	@	Astec Industries, Inc.	100,794	0.0
15,200		AZZ, Inc.	784,928	0.3
6,738		Barnes Group, Inc.	177,277	0.1
9,478		Belden CDT, Inc.	359,311	0.1
36,237		Brady Corp.	1,172,267	0.4
11,231		Briggs & Stratton Corp.	201,372	0.1
5,100		Cascade Corp.	255,612	0.1
7,600		CDI Corp.	136,268	0.0
24,976		Ceradyne, Inc.	813,219	0.3
1,600		CIRCOR International, Inc.	53,232	0.0
22,400		Comfort Systems USA, Inc.	244,384	0.1
12,383	@	Consolidated Graphics, Inc.	560,331	0.2
21,763		Cubic Corp.	1,028,955	0.3
64,562		Curtiss-Wright Corp.	2,389,440	0.8
17,900	@	Dolan Media Co.	163,069	0.1
5,604	@	Dycom Industries, Inc.	130,909	0.0
38,786		EMCOR Group, Inc.	1,075,148	0.4
12,800	@	Encore Capital Group, Inc.	288,640	0.1
11,300		Encore Wire Corp.	335,949	0.1
8,600	@	EnerSys	297,990	0.1
3,500	@	EnPro Industries, Inc.	143,850	0.1
36,000		ESCO Technologies, Inc.	1,323,720	0.4
7,700	@	Exponent, Inc.	373,604	0.1
36,900	@	Federal Signal Corp.	205,164	0.1
6,013		Forward Air Corp.	220,497	0.1
3,700		Franklin Electric Co., Inc.	181,559	0.1
11,100		G&K Services, Inc.	379,620	0.1
35,180	@	Gencorp, Inc.	249,778	0.1
91,369	@	Geo Group, Inc.	1,736,925	0.6
18,100	@	Gibraltar Industries, Inc.	274,215	0.1
27,150		Griffon Corp.	290,505	0.1
8,494		Healthcare Services Group	180,667	0.1
11,717		Heartland Express, Inc.	169,428	0.1
10,600		Heidrick & Struggles International, Inc.	233,518	0.1
7,045	@	HUB Group, Inc.	253,831	0.1
80,792	@	II-VI, Inc.	1,910,731	0.6
3,638		Insperity, Inc.	111,468	0.0
12,040		Interface, Inc.	167,958	0.1
16,971		John Bean Technologies Corp.	274,930	0.1
15,635		Kaman Corp.	530,808	0.2
5,923		Kaydon Corp.	151,096	0.1
16,800		Kelly Services, Inc.	268,632	0.1
7,840		Knight Transportation, Inc.	138,454	0.0
2,200		Lawson Products	33,242	0.0
2,147		Lindsay Manufacturing Co.	142,282	0.0
10,200	@	Lydall, Inc.	103,938	0.0
20,700	@	Mobile Mini, Inc.	437,184	0.1
40,950	@	Moog, Inc.	1,756,345	0.6
6,555		Mueller Industries, Inc.	297,925	0.1
1,029	L	National Presto Industries, Inc.	78,060	0.0
8,600	@	Navigant Consulting, Inc.	119,626	0.0
11,800	@	NCI Building Systems, Inc.	135,818	0.0
16,659	@	Old Dominion Freight Line	794,134	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
22,000	@	On Assignment, Inc.	$384,340	0.1
81,827	@	Orbital Sciences Corp.	1,076,025	0.4
16,000	@	Orion Marine Group, Inc.	115,680	0.0
17,628	@	Portfolio Recovery Associates, Inc.	1,264,280	0.4
5,300	@	Powell Industries, Inc.	181,525	0.1
9,488		Quanex Building Products Corp.	167,273	0.1
8,200		Resources Connection, Inc.	115,210	0.0
36,226		Robbins & Myers, Inc.	1,885,563	0.6
7,740		Simpson Manufacturing Co., Inc.	249,615	0.1
9,075		Skywest, Inc.	100,279	0.0
7,300		Standard Register Co.	9,125	0.0
7,535		Standex International Corp.	310,367	0.1
45,663	@	SYKES Enterprises, Inc.	721,475	0.2
46,990	@	Teledyne Technologies, Inc.	2,962,719	1.0
3,800		Tennant Co.	167,200	0.1
90,794	@	Tetra Tech, Inc.	2,393,330	0.8
5,988		Toro Co.	425,807	0.1
3,599	@	TrueBlue, Inc.	64,350	0.0
12,109		Unifirst Corp.	745,309	0.3
46,130		United Stationers, Inc.	1,431,414	0.5
4,138		Universal Forest Products, Inc.	142,678	0.0
12,100		Viad Corp.	235,103	0.1
11,700		Vicor Corp.	93,600	0.0
5,100		Watts Water Technologies, Inc.	207,825	0.1
			47,348,487	15.9
		Information Technology: 19.1%
6,912	@	Advanced Energy Industries, Inc.	90,685	0.0
9,200	@	Agilysys, Inc.	82,708	0.0
4,124	@	Anixter International, Inc.	299,114	0.1
14,522	@	Arris Group, Inc.	164,099	0.1
3,300	@	ATMI, Inc.	76,890	0.0
17,412	@	Avid Technology, Inc.	191,532	0.1
13,900		Badger Meter, Inc.	472,461	0.2
6,000		Bel Fuse, Inc.	106,020	0.0
13,430	@	Benchmark Electronics, Inc.	221,461	0.1
10,712		Black Box Corp.	273,263	0.1
6,600		Blackbaud, Inc.	219,318	0.1
5,900	@	Bottomline Technologies, Inc.	164,846	0.1
11,714	@	Brightpoint, Inc.	94,298	0.0
82,303		Brooks Automation, Inc.	1,014,796	0.3
3,794	@	Cabot Microelectronics Corp.	147,511	0.0
4,500	@	CACI International, Inc.	280,305	0.1
7,600	@	Cardtronics, Inc.	199,500	0.1
13,900	@	Ceva, Inc.	315,669	0.1
8,182	@	Checkpoint Systems, Inc.	92,293	0.0
42,800	@	Ciber, Inc.	181,472	0.1
12,400	@	Cirrus Logic, Inc.	295,120	0.1
8,757		Cognex Corp.	370,946	0.1
14,300		Cohu, Inc.	162,591	0.1
7,720	@	Commvault Systems, Inc.	383,221	0.1
19,800	@	comScore, Inc.	423,522	0.1
42,879		Comtech Telecommunications	1,396,998	0.5
40,270	@	CSG Systems International	609,688	0.2
20,399		CTS Corp.	214,597	0.1
5,400	@	Cymer, Inc.	270,000	0.1
21,772		Daktronics, Inc.	193,553	0.1
7,575	@	DealerTrack Holdings, Inc.	229,219	0.1
15,200	@	Digi International, Inc.	167,048	0.1
6,700	@	Digital River, Inc.	125,357	0.0
9,100	@	Diodes, Inc.	210,938	0.1
14,000	@	DSP Group, Inc.	93,240	0.0
3,769	@	DTS, Inc.	113,899	0.0
6,500	L	Ebix, Inc.	150,540	0.1
14,361		Electro Scientific Industries, Inc.	215,559	0.1
14,600	@	Entropic Communications, Inc.	85,118	0.0
18,900		EPIQ Systems, Inc.	228,690	0.1
26,600	@	Exar Corp.	223,440	0.1
9,900	@	Faro Technologies, Inc.	577,467	0.2
6,200	@	FEI Co.	304,482	0.1
8,800		Forrester Research, Inc.	285,120	0.1
305,900	@	GT Advanced Technologies, Inc.	2,529,793	0.9
18,126	@	Harmonic, Inc.	99,149	0.0
6,914		Heartland Payment Systems, Inc.	199,400	0.1
7,700	@,L	Higher One Holdings, Inc.	115,115	0.0
5,200	@	Hittite Microwave Corp.	282,412	0.1
17,800	@	iGate Corp.	298,328	0.1
22,700	@	Infospace, Inc.	290,787	0.1
47,261	@	Insight Enterprises, Inc.	1,036,434	0.3
8,500	@	Interactive Intelligence Group	259,335	0.1
43,158	@	Intermec, Inc.	333,611	0.1
13,600	@	Intevac, Inc.	115,600	0.0
83,396		j2 Global, Inc.	2,391,797	0.8
95,694	@	JDA Software Group, Inc.	2,629,671	0.9
39,900	@	Kopin Corp.	162,393	0.1
176,500	@	Kulicke & Soffa Industries, Inc.	2,193,895	0.7
11,900	@	Liquidity Services, Inc.	533,120	0.2
4,000		Littelfuse, Inc.	250,800	0.1
28,000	@	LivePerson, Inc.	469,560	0.2
3,300	@	LogMeIn, Inc.	116,259	0.0
2,402	@	Manhattan Associates, Inc.	114,167	0.0
49,110		MAXIMUS, Inc.	1,997,304	0.7
8,900	@	Measurement Specialties, Inc.	299,930	0.1
18,000	@	Mercury Computer Systems, Inc.	238,500	0.1
22,027		Methode Electronics, Inc.	204,411	0.1
10,809		Micrel, Inc.	110,900	0.0
138,048	@	Microsemi Corp.	2,959,749	1.0
1,600	@	MicroStrategy, Inc.	224,000	0.1
11,079		MKS Instruments, Inc.	327,163	0.1
4,000	@	Monolithic Power Systems, Inc.	78,680	0.0
21,400	@	Monotype Imaging Holdings, Inc.	318,860	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
9,300		MTS Systems Corp.	$493,737	0.2
3,200	@	Nanometrics, Inc.	59,232	0.0
4,700	@	NCI, Inc.	30,033	0.0
57,390	@	Netgear, Inc.	2,192,298	0.7
4,780	@	Netscout Systems, Inc.	97,225	0.0
22,322	@	Newport Corp.	395,546	0.1
18,900	@	Novatel Wireless, Inc.	63,315	0.0
26,500	@	Oplink Communications, Inc.	453,150	0.2
8,700		Opnet Technologies, Inc.	252,300	0.1
3,700	@	OSI Systems, Inc.	226,810	0.1
12,325		Park Electrochemical Corp.	372,585	0.1
11,000		PC-Tel, Inc.	73,150	0.0
18,278	@	Perficient, Inc.	219,519	0.1
14,500	@	Pericom Semiconductor Corp.	117,305	0.0
5,544	@	Plexus Corp.	193,985	0.1
5,500		Power Integrations, Inc.	204,160	0.1
84,550	@	Progress Software Corp.	1,997,071	0.7
24,700		Pulse Electronics Corp.	61,997	0.0
13,703	@	Radisys Corp.	101,402	0.0
3,600	@	Rofin-Sinar Technologies, Inc.	94,932	0.0
2,900	@	Rogers Corp.	112,375	0.0
18,910	@	Rudolph Technologies, Inc.	210,090	0.1
8,900	@	Scansource, Inc.	332,148	0.1
8,956	@	Sigma Designs, Inc.	46,392	0.0
5,000	@	Sourcefire, Inc.	240,650	0.1
7,092	@	Stamps.com, Inc.	197,725	0.1
26,500	@	Standard Microsystems Corp.	685,555	0.2
7,700	@,L	STR Holdings, Inc.	37,268	0.0
3,700	@	Stratasys, Inc.	135,124	0.0
15,700	@	Super Micro Computer, Inc.	274,122	0.1
7,500	@	Supertex, Inc.	135,525	0.0
25,600	@	Symmetricom, Inc.	147,712	0.0
67,326	@	Synaptics, Inc.	2,458,072	0.8
5,200	@	Synchronoss Technologies, Inc.	165,984	0.1
4,752	@	SYNNEX Corp.	181,241	0.1
13,589	@	Take-Two Interactive Software, Inc.	209,067	0.1
6,032	@	Taleo Corp.	277,050	0.1
5,115	@	TeleTech Holdings, Inc.	82,351	0.0
98,073	@	Tessera Technologies, Inc.	1,691,759	0.6
28,199	@	Triquint Semiconductor, Inc.	194,432	0.1
126,112	@	TTM Technologies, Inc.	1,449,027	0.5
2,708	@	Tyler Technologies, Inc.	104,014	0.0
4,079	@	Ultratech, Inc.	118,209	0.0
162,375		United Online, Inc.	794,014	0.3
5,518	@,L	Veeco Instruments, Inc.	157,815	0.1
52,291	@,L	Viasat, Inc.	2,520,949	0.8
11,000	@	Virtusa Corp.	189,970	0.1
3,200	@	Volterra Semiconductor Corp.	110,128	0.0
6,800	@	Websense, Inc.	143,412	0.0
36,079	@	Wright Express Corp.	2,335,394	0.8
18,000	@	XO Group, Inc.	169,020	0.1
			56,806,063	19.1
		Materials: 5.4%
5,069		A Schulman, Inc.	136,964	0.0
20,600	L	AK Steel Holding Corp.	155,736	0.1
9,900	@	AM Castle & Co.	125,235	0.0
2,085		Amcol International Corp.	61,487	0.0
13,800		American Vanguard Corp.	299,322	0.1
50,786		Balchem Corp.	1,536,277	0.5
7,900		Buckeye Technologies, Inc.	268,363	0.1
33,235	@	Calgon Carbon Corp.	518,798	0.2
81,707	@	Century Aluminum Co.	725,558	0.2
1,916	@	Clearwater Paper Corp.	63,630	0.0
6,400		Deltic Timber Corp.	405,056	0.1
6,100		Eagle Materials, Inc.	211,975	0.1
5,300		Hawkins, Inc.	197,160	0.1
7,200		Haynes International, Inc.	456,120	0.2
7,062		HB Fuller Co.	231,846	0.1
36,100	@	Headwaters, Inc.	150,898	0.1
3,200		Kaiser Aluminum Corp.	151,232	0.1
80,900	@	KapStone Paper and Packaging Corp.	1,593,730	0.5
30,100		Koppers Holdings, Inc.	1,160,656	0.4
12,400	@	Kraton Performance Polymers, Inc.	329,468	0.1
11,000	@	LSB Industries, Inc.	428,120	0.1
31,796	@	Materion Corp.	913,499	0.3
19,000		Myers Industries, Inc.	280,250	0.1
8,900		Neenah Paper, Inc.	264,686	0.1
5,400		Olympic Steel, Inc.	129,600	0.0
92,587	@	OM Group, Inc.	2,547,068	0.9
17,158		PolyOne Corp.	247,075	0.1
7,572		Quaker Chemical Corp.	298,716	0.1
4,400	@	RTI International Metals, Inc.	101,464	0.0
3,197		Schweitzer-Mauduit International, Inc.	220,785	0.1
4,874		Stepan Co.	427,937	0.1
31,700	@,L	SunCoke Energy, Inc.	450,457	0.2
3,100		Texas Industries, Inc.	108,531	0.0
13,900		Tredegar Corp.	272,301	0.1
29,200		Wausau Paper Corp.	273,896	0.1
13,078		Zep, Inc.	188,323	0.1
			15,932,219	5.4
		Telecommunications: 0.6%
5,500		Atlantic Tele-Network, Inc.	199,980	0.1
17,890	@	Cbeyond, Inc.	143,120	0.0
91,200	@	Cincinnati Bell, Inc.	366,624	0.1
21,500	@	General Communication, Inc.	187,480	0.1
8,679		Lumos Networks Corp.	93,386	0.0
30,900	@	Neutral Tandem, Inc.	376,671	0.1
9,379		NTELOS Holdings Corp.	194,145	0.1
13,100		USA Mobility, Inc.	182,483	0.1
			1,743,889	0.6
		Utilities: 3.9%
23,500		Allete, Inc.	975,015	0.3
27,700		American States Water Co.	1,001,078	0.3
11,137		Avista Corp.	284,885	0.1
8,000		Central Vermont Public Service Corp.	281,600	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
8,726		CH Energy Group, Inc.	$582,286	0.2
4,347		El Paso Electric Co.	141,234	0.1
22,402		Laclede Group, Inc.	874,126	0.3
7,740		New Jersey Resources Corp.	344,972	0.1
35,100		Northwest Natural Gas Co.	1,593,540	0.5
6,100		NorthWestern Corp.	216,306	0.1
12,249	L	Piedmont Natural Gas Co.	380,576	0.1
5,700		South Jersey Industries, Inc.	285,228	0.1
54,916		Southwest Gas Corp.	2,347,110	0.8
10,200		UIL Holdings Corp.	354,552	0.1
53,086		Unisource Energy Corp.	1,941,355	0.7
			11,603,863	3.9
		Total Common Stock
		(Cost $270,130,772)	293,200,268	98.7
RIGHTS: —%
		Materials: —%
15,300	X	Gerber Scientific	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $270,130,772)	293,200,268	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Securities Lending Collateral(cc)(1): 4.0%
585,534		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $585,542, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $597,245, due 01/01/22-03/01/42)	$585,534	0.2
2,781,284		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,781,323, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,836,910, due 03/31/12-04/01/42)	2,781,284	0.9
2,781,284		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,781,325, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,836,910, due 03/01/18-04/15/43)	2,781,284	1.0
2,781,284		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,781,330, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,836,910, due 07/19/12-04/01/42)	2,781,284	1.0
2,781,284		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $2,781,318, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $2,836,910, due 10/01/20-12/01/40)	2,781,284	0.9
			11,710,670	4.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
3,387,500		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,387,500)	$3,387,500	1.1
		Total Short-Term Investments
		(Cost $15,098,170)	15,098,170	5.1
		Total Investments in Securities (Cost $285,228,942)	$308,298,438	103.8
		Liabilities in Excess of Other Assets	(11,397,320)	(3.8)
		Net Assets	$296,901,118	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $287,184,630.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$33,023,393
		Gross Unrealized Depreciation	(11,909,585)
		Net Unrealized Appreciation	$21,113,808

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$293,200,268	$—	$—	$293,200,268
Rights	—	—	—	—
Short-Term Investments	3,387,500	11,710,670	—	15,098,170
Total Investments, at value	$296,587,768	$11,710,670	$—	$308,298,438
Other Financial Instruments+
Futures	142,264	—	—	142,264
Total Assets	$296,730,032	$11,710,670	$—	$308,440,702

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	39	06/15/12	$3,228,030	$142,264
			$3,228,030	$142,264

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.4%
		Consumer Discretionary: 9.6%
2,400		ABC-Mart, Inc.	$90,451	0.0
4,541		Accor S.A.	162,069	0.1
6,805		Adidas AG	531,750	0.1
6,700		Aisin Seiki Co., Ltd.	238,287	0.1
11,297		Bayerische Motoren Werke AG	1,016,243	0.3
3,200		Benesse Holdings, Inc.	159,492	0.0
20,124		Bridgestone Corp.	492,144	0.1
32,144		British Sky Broadcasting PLC	347,741	0.1
15,302		Burberry Group PLC	366,851	0.1
4,863		Carnival PLC	155,416	0.0
14,500	L	Casio Computer Co., Ltd.	104,507	0.0
2,056		Christian Dior S.A.	315,830	0.1
5,175		Cie Generale des Etablissements Michelin	385,515	0.1
18,242		Compagnie Financiere Richemont S.A.	1,143,415	0.3
64,325		Compass Group PLC	674,348	0.2
1,639		Continental AG	154,728	0.0
19,024		Crown Ltd.	171,680	0.1
30,205	L	DaimlerChrysler AG	1,821,378	0.5
3,600		Dena Co., Ltd.	99,715	0.0
16,000		Denso Corp.	540,622	0.2
5,900	L	Dentsu, Inc.	189,028	0.1
15,656		Echo Entertainment Group Ltd.	71,378	0.0
7,174	L	Electrolux AB	151,619	0.0
3,754		Eutelsat Communications	138,847	0.0
88,568	L	John Fairfax Holdings Ltd.	66,669	0.0
2,100		Fast Retailing Co., Ltd.	481,806	0.1
25,230		Fiat S.p.A	148,343	0.0
22,000		Fuji Heavy Industries Ltd.	179,677	0.1
196,600	@	Genting International PLC	266,765	0.1
50,150		GKN PLC	165,440	0.1
34,485		Hennes & Mauritz AB	1,246,609	0.3
54,100	L	Honda Motor Co., Ltd.	2,083,618	0.6
12,317	L	Husqvarna AB - B Shares	74,326	0.0
7,706		Inditex S.A.	737,460	0.2
8,782		Intercontinental Hotels Group PLC	204,037	0.1
11,600	L	Isetan Mitsukoshi Holdings Ltd.	137,008	0.0
39,000		Isuzu Motors Ltd.	230,114	0.1
113,256		ITV PLC	160,195	0.1
19,000		J Front Retailing Co., Ltd.	106,698	0.0
4,000		Jardine Cycle & Carriage Ltd.	153,883	0.0
86		Jupiter Telecommunications Co.	86,135	0.0
1,940	@	Kabel Deutschland Holding AG	119,761	0.0
86,755		Kingfisher PLC	425,646	0.1
3,538		Lagardere SCA	109,236	0.0
140,722		Li & Fung Ltd.	322,051	0.1
4,753		Luxottica Group S.p.A.	171,733	0.1
8,697		LVMH Moet Hennessy Louis Vuitton S.A.	1,496,626	0.4
49,666		Marks & Spencer Group PLC	300,992	0.1
58,000		Mazda Motor Corp.	102,738	0.0
3,248		McDonald’s Holdings Co. Japan Ltd.	86,264	0.0
21,245		Mediaset S.p.A.	58,560	0.0
120,255	@	Mitsubishi Motors Corp.	137,425	0.0
1,735		Modern Times Group AB	95,588	0.0
6,442		Next PLC	307,133	0.1
12,800		Nikon Corp.	393,135	0.1
82,500	L	Nissan Motor Co., Ltd.	887,043	0.2
1,600		Nitori Co., Ltd.	144,695	0.0
4,900		NOK Corp.	107,915	0.0
3,626		Nokian Renkaat OYJ	176,703	0.1
10,054		OPAP S.A.	97,696	0.0
1,400		Oriental Land Co., Ltd.	150,178	0.0
68,800	L	Panasonic Corp.	641,551	0.2
27,627		Pearson PLC	514,943	0.1
6,655		Peugeot S.A.	107,238	0.0
14,059		Pirelli & C S.p.A.	167,263	0.1
2,261		PPR	388,996	0.1
3,992		Publicis Groupe	220,079	0.1
256		Rakuten, Inc.	268,340	0.1
22,344		Reed Elsevier NV	285,306	0.1
42,798		Reed Elsevier PLC	379,357	0.1
5,988		Renault S.A.	315,843	0.1
2,400		Rinnai Corp.	173,578	0.1
87,600		Sands China Ltd.	342,048	0.1
2,300		Sankyo Co., Ltd.	113,189	0.0
1,200		Sanrio Co., Ltd.	46,866	0.0
7,800		Sega Sammy Holdings, Inc.	164,054	0.1
16,000		Sekisui Chemical Co., Ltd.	139,393	0.0
20,000		Sekisui House Ltd.	197,481	0.1
9,688		SES S.A.	240,451	0.1
53,331		Shangri-La Asia Ltd.	117,003	0.0
31,000	L	Sharp Corp.	228,333	0.1
1,200		Shimamura Co., Ltd.	134,764	0.0
1,900		Shimano, Inc.	114,882	0.0
59,000		Singapore Press Holdings Ltd.	183,910	0.1
65,292		SJM Holdings Ltd.	133,068	0.0
6,854		Societe Television Francaise (T.F.1)	83,903	0.0
2,523		Sodexho Alliance S.A.	207,150	0.1
33,500	L	Sony Corp.	700,756	0.2
12,500		Sumitomo Rubber Industries, Inc.	167,701	0.1
12,900		Suzuki Motor Corp.	310,825	0.1
1,101		Swatch Group AG - BR	506,141	0.1
2,509		Swatch Group AG - Reg	201,308	0.1
15,656		TABCORP Holdings Ltd.	44,124	0.0
41,260		Tattersall’s Ltd.	105,713	0.0
8,100		Toho Co., Ltd.	149,116	0.0
4,200		Toyoda Gosei Co., Ltd.	82,775	0.0
4,100		Toyota Boshoku Corp.	48,709	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
5,500		Toyota Industries Corp.	$167,541	0.1
93,689		Toyota Motor Corp.	4,076,606	1.1
985		Volkswagen AG	158,818	0.0
5,685		Whitbread PLC	167,616	0.1
10,101		Wolters Kluwer NV	191,362	0.1
36,497		WPP PLC	499,025	0.1
63,600	L	Wynn Macau Ltd.	185,885	0.1
2,520	L	Yamada Denki Co., Ltd.	158,270	0.0
8,900		Yamaha Motor Co., Ltd.	120,427	0.0
33,643		Yue Yuen Industrial Holdings	118,317	0.0
			35,812,979	9.6
		Consumer Staples: 10.5%
22,200	L	Aeon Co., Ltd.	292,443	0.1
21,000		Ajinomoto Co., Inc.	264,120	0.1
26,301		Anheuser-Busch InBev NV	1,915,480	0.5
2,382		Aryzta AG	117,673	0.0
11,500		Asahi Group Holdings, Ltd	255,559	0.1
9,852		Associated British Foods PLC	192,372	0.1
3,005		Beiersdorf AG	196,050	0.1
64,584		British American Tobacco PLC	3,253,369	0.9
3,361	L	Carlsberg A/S	278,822	0.1
18,885		Carrefour S.A.	452,634	0.1
1,915		Casino Guichard Perrachon S.A.	188,789	0.1
6,485		Coca-Cola Hellenic Bottling Co. S.A.	124,115	0.1
21,943		Coca-Cola Amatil Ltd.	283,493	0.1
3,015		Colruyt S.A.	121,115	0.0
3,036		Delhaize Group	159,695	0.0
84,760		Diageo PLC	2,040,651	0.5
17,322	@	Distribuidora Internacional de Alimentacion SA	85,857	0.0
3,800		FamilyMart Co., Ltd.	161,047	0.0
19,996		Groupe Danone	1,394,841	0.4
3,384		Heineken Holding NV	158,454	0.0
7,204		Heineken NV	400,414	0.1
5,302		Henkel KGaA	330,887	0.1
5,894		Henkel KGaA - Vorzug	431,936	0.1
33,917		Imperial Tobacco Group PLC	1,375,859	0.4
35,033		J Sainsbury PLC	174,342	0.0
166		Japan Tobacco, Inc.	939,636	0.3
9,553	@	Jeronimo Martins	194,584	0.1
18,317	L	Kao Corp.	483,023	0.1
3,523		Kerry Group PLC	162,919	0.0
1,889		Kesko OYJ	61,283	0.0
27,000		Kirin Brewery Co., Ltd.	351,571	0.1
39,805		Koninklijke Ahold NV	551,543	0.1
3,600		Lawson, Inc.	226,789	0.1
20		Lindt & Spruengli AG	64,254	0.0
6		Lindt & Spruengli AG - REG	223,323	0.1
8,224		L’Oreal S.A.	1,015,027	0.3
2,600		MEIJI Holdings Co., Ltd.	113,913	0.0
4,684		Metro AG	181,119	0.0
110,084		Nestle S.A.	6,926,108	1.9
7,000		Nippon Meat Packers, Inc.	89,379	0.0
7,000		Nisshin Seifun Group, Inc.	85,061	0.0
52,272	L	Olam International Ltd.	98,232	0.0
6,628		Pernod-Ricard S.A.	692,996	0.2
20,644		Reckitt Benckiser PLC	1,167,987	0.3
31,292		SABMiller PLC	1,256,593	0.3
26,200		Seven & I Holdings Co., Ltd.	781,270	0.2
11,800	L	Shiseido Co., Ltd.	204,353	0.1
6,557		Swedish Match AB	260,932	0.1
14,300		Tate & Lyle PLC	161,273	0.0
272,314		Tesco PLC	1,437,268	0.4
4,000		Toyo Suisan Kaisha Ltd.	104,012	0.0
3,700		Uni-Charm Corp.	195,324	0.1
55,569		Unilever NV	1,890,712	0.5
46,158		Unilever PLC	1,522,853	0.4
35,111		Wesfarmers Ltd.	1,093,297	0.3
63,000	L	Wilmar International Ltd.	246,682	0.1
60,176		WM Morrison Supermarkets PLC	286,858	0.1
41,865		Woolworths Ltd.	1,127,396	0.3
2,900	L	Yakult Honsha Co., Ltd.	99,967	0.0
			38,947,554	10.5
		Energy: 7.8%
10,247		Acergy S.A.	271,399	0.1
4,626		Aker Kvaerner ASA	78,340	0.0
9,984		Amec PLC	177,123	0.1
110,387		BG Group PLC	2,559,488	0.7
638,540		BP PLC	4,755,354	1.3
4,381	@	Cie Generale de Geophysique-Veritas	130,206	0.0
81,679		ENI S.p.A.	1,914,170	0.5
11,617	@	Essar Energy PLC	28,892	0.0
1,963		Fugro NV	139,999	0.0
6,620		Galp Energia SGPS S.A.	108,939	0.0
82		Inpex Holdings, Inc.	557,560	0.2
78,100		JX Holdings, Inc.	487,282	0.1
7,000	@	Lundin Petroleum AB	150,139	0.0
5,924	L	Neste Oil OYJ	72,939	0.0
5,441		OMV AG	193,518	0.1
29,407		Origin Energy Ltd.	406,900	0.1
5,802		Petrofac Ltd.	161,691	0.0
25,753		Repsol YPF S.A.	647,391	0.2
118,564		Royal Dutch Shell PLC - Class A	4,146,883	1.1
90,571		Royal Dutch Shell PLC - Class B	3,189,650	0.9
7,558		Saipem S.p.A.	390,489	0.1
26,819		Santos Ltd.	396,017	0.1
5,340		SBM Offshore NV	109,260	0.0
9,461		SeaDrill Ltd.	355,260	0.1
38,178		Statoil ASA	1,036,232	0.3
3,364		Technip S.A.	397,239	0.1
14,958		Tenaris S.A.	285,604	0.1
14,000		TonenGeneral Sekiyu KK	129,481	0.0
69,896		Total S.A.	3,570,277	1.0
9,916		Transocean Ltd.	541,629	0.1
26,076		Tullow Oil PLC	637,335	0.2
20,138		Woodside Petroleum Ltd.	727,790	0.2
8,532		WorleyParsons Ltd.	252,785	0.1
			29,007,261	7.8

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: 20.5%
36,245		3i Group PLC	$124,154	0.0
6,075		Admiral Group PLC	115,339	0.0
53,762	@	Aegon NV	298,837	0.1
74,865		Ageas	164,670	0.1
272,600		AIA Group Ltd.	1,000,747	0.3
15,127		Allianz AG	1,805,440	0.5
88,365		AMP Ltd.	395,755	0.1
31,000	L	Aozora Bank Ltd.	90,130	0.0
62,000		Ascendas Real Estate Investment Trust	99,739	0.0
41,494	L	Assicurazioni Generali S.p.A.	644,175	0.2
5,503		ASX Ltd.	189,237	0.1
87,212		Australia & New Zealand Banking Group Ltd.	2,103,925	0.6
90,860		Aviva PLC	482,263	0.1
56,545		AXA S.A.	938,363	0.3
1,602		Baloise Holding AG	129,004	0.0
50,454		Banco De Sabadell S.A.	137,486	0.0
32,701		Banco Espirito Santo S.A.	59,826	0.0
57,255		Banco Popolare Scarl	108,584	0.0
27,228	L	Banco Popular Espanol S.A.	97,770	0.0
289,509		Banco Santander Central Hispano S.A.	2,226,351	0.6
34,965		Bank Hapoalim BM	129,700	0.0
32,991		Bank Leumi Le-Israel BM	104,922	0.0
49,205	L	Bank of East Asia Ltd.	185,054	0.1
18,000		Bank of Kyoto Ltd.	164,057	0.0
41,000		Bank of Yokohama Ltd.	206,178	0.1
376,396		Barclays PLC	1,418,422	0.4
146,102		Banco Bilbao Vizcaya Argentaria S.A.	1,164,601	0.3
9,816		Bendigo Bank Ltd.	78,922	0.0
31,156		BNP Paribas	1,482,105	0.4
97,410		BOC Hong Kong Holdings Ltd.	268,805	0.1
25,489		British Land Co. PLC	195,643	0.1
17,905		Capital Shopping Centres Group PLC	94,918	0.0
79,000		CapitaLand Ltd.	196,274	0.1
74,000		CapitaMall Trust	106,205	0.0
81,000		CapitaMalls Asia Ltd.	105,547	0.0
54,187		CFS Retail Property Trust	100,393	0.0
49,383		Cheung Kong Holdings Ltd.	638,622	0.2
25,000		Chiba Bank Ltd.	160,172	0.0
10,000		Chugoku Bank Ltd.	135,674	0.0
119,560		Chuo Mitsui Trust Holdings, Inc.	385,049	0.1
19,000		City Developments Ltd.	171,573	0.1
6,456		CNP Assurances	100,765	0.0
110,374	L	Commerzbank AG	279,431	0.1
51,201		Commonwealth Bank of Australia	2,656,980	0.7
1,478		Corio NV	77,979	0.0
29,357		Credit Agricole S.A.	182,794	0.1
7,600		Credit Saison Co., Ltd.	154,958	0.0
37,551		Credit Suisse Group	1,070,267	0.3
26,155	L	Criteria Caixacorp S.A.	101,885	0.0
230	L	Dai-ichi Life Insurance Co., Ltd.	321,317	0.1
3,173		Daito Trust Construction Co., Ltd.	286,530	0.1
14,000	L	Daiwa House Industry Co., Ltd.	186,113	0.1
59,000		Daiwa Securities Group, Inc.	235,096	0.1
19,048	@	Danske Bank A/S	323,776	0.1
60,000		DBS Group Holdings Ltd.	677,968	0.2
5,900		Delta Lloyd NV	103,758	0.0
31,206		Deutsche Bank AG	1,553,727	0.4
5,408		Deutsche Boerse AG	364,140	0.1
123,844		Dexus Property Group	111,917	0.0
29,315		DnB NOR ASA	377,175	0.1
7,164		Erste Bank der Oesterreichischen Sparkassen AG	165,544	0.1
54,000		First Pacific Co.	59,881	0.0
1,341		Fonciere Des Regions	107,757	0.0
37,000		Fukuoka Financial Group, Inc.	164,914	0.1
1,150		Gecina S.A.	120,147	0.0
55,700	@	Global Logistic Properties Ltd.	97,626	0.0
236,983		Goodman Group	170,134	0.1
874,585	@,X	GPT Group	—	—
58,223		GPT Group	188,370	0.1
3,332		Groupe Bruxelles Lambert S.A.	258,010	0.1
17,000		Gunma Bank Ltd.	91,321	0.0
24,000		Hachijuni Bank Ltd.	142,018	0.0
22,460		Hammerson PLC	149,371	0.0
25,617		Hang Lung Group Ltd.	166,201	0.1
60,682		Hang Lung Properties Ltd.	223,022	0.1
19,973		Hang Seng Bank Ltd.	265,743	0.1
2,473		Hannover Rueckversicheru - Reg	146,944	0.0
36,656		Henderson Land Development Co., Ltd.	202,540	0.1
32,000	L	Hiroshima Bank Ltd.	146,593	0.0
34,254		Hong Kong Exchanges and Clearing Ltd.	576,507	0.2
585,696		HSBC Holdings PLC	5,202,240	1.4
1,027		ICADE	91,664	0.0
14,126		ICAP PLC	88,777	0.0
37,115		Immofinanz Immobilien Anlagen AG	134,959	0.0
118,178	**,@	ING Groep NV	984,199	0.3
76,066		Insurance Australia Group	268,585	0.1
331,462		Intesa Sanpaolo S.p.A.	594,114	0.2
17,695		Investec PLC	108,265	0.0
12,391		Investor AB	274,789	0.1
15,401		Iyo Bank Ltd.	136,860	0.0
17		Japan Real Estate Investment Corp.	149,895	0.0
65		Japan Retail Fund Investment Corp.	96,723	0.0
38,000		Joyo Bank Ltd.	174,630	0.1
6,698		Julius Baer Group Ltd.	270,453	0.1
5,208		KBC Groep NV	130,988	0.0
26,000		Keppel Land Ltd.	71,933	0.0
29,318		Kerry Properties Ltd.	132,557	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
6,794		Kinnevik Investment AB	$158,063	0.0
3,307		Klepierre	114,723	0.0
24,990		Land Securities Group PLC	288,850	0.1
192,406		Legal & General Group PLC	402,420	0.1
12,935		Lend Lease Corp., Ltd.	100,364	0.0
80,827		Link Real Estate Investment Trust	300,753	0.1
1,357,171	@	Lloyds TSB Group PLC	730,333	0.2
9,315		Macquarie Group Ltd.	281,808	0.1
63,107		Man Group PLC	136,285	0.0
21,449		Mediobanca S.p.A.	125,970	0.0
130,442		Mirvac Group	158,612	0.0
43,000		Mitsubishi Estate Co., Ltd.	773,229	0.2
432,721	L	Mitsubishi UFJ Financial Group, Inc.	2,171,554	0.6
27,919		Mitsui Fudosan Co., Ltd.	539,142	0.2
18,169	L	Mitsui Sumitomo Insurance Group Holdings, Inc.	375,887	0.1
739,172	L	Mizuho Financial Group, Inc.	1,216,138	0.3
5,945		Muenchener Rueckversicherungs AG	896,517	0.2
70,557		National Australia Bank Ltd.	1,801,189	0.5
33,039		National Bank of Greece S.A.	85,602	0.0
36,925		Natixis	142,270	0.0
132,352		New World Development Ltd.	159,365	0.0
17		Nippon Building Fund, Inc.	161,835	0.0
12,326		NKSJ Holdings, Inc.	277,696	0.1
119,700		Nomura Holdings, Inc.	533,520	0.1
15		Nomura Real Estate Office Fund, Inc.	89,547	0.0
89,835	L	Nordea Bank AB	816,923	0.2
172,168		Old Mutual PLC	437,092	0.1
3,300		ORIX Corp.	317,050	0.1
75,608		Oversea-Chinese Banking Corp.	536,696	0.1
400		Partners Group	78,036	0.0
86,171		Prudential PLC	1,032,529	0.3
34,442		QBE Insurance Group Ltd.	505,435	0.1
1,748	L	Raiffeisen International Bank Holding AG	61,881	0.0
9,752		Ratos AB	135,424	0.0
43,142		Resolution Ltd.	180,241	0.1
34,500		Resona Holdings, Inc.	159,584	0.0
551,333	@	Royal Bank of Scotland Group PLC	243,668	0.1
112,623	L	Royal & Sun Alliance Insurance Group	188,479	0.1
12,956		Sampo OYJ	374,379	0.1
3,076		Schroders PLC	77,757	0.0
5,688		Scor S.A.	153,737	0.0
35,792		Segro PLC	134,479	0.0
22,000	L	Shizuoka Bank Ltd.	227,151	0.1
32,000		Singapore Exchange Ltd.	176,997	0.1
87,843		Sino Land Co.	140,874	0.0
38,963	L	Skandinaviska Enskilda Banken AB	276,879	0.1
20,995		Societe Generale	616,056	0.2
5,000		Sony Financial Holdings, Inc.	89,220	0.0
78,433		Standard Chartered PLC	1,958,588	0.5
71,871		Standard Life PLC	264,142	0.1
83,493		Stockland	254,581	0.1
45,700	L	Sumitomo Mitsui Financial Group, Inc.	1,512,567	0.4
13,000		Sumitomo Realty & Development Co., Ltd.	316,574	0.1
49,915		Sun Hung Kai Properties Ltd.	621,109	0.2
39,174		Suncorp-Metway Ltd.	341,676	0.1
17,139	L	Svenska Handelsbanken AB	546,411	0.2
23,745	L	Swedbank AB	369,130	0.1
21,079		Swire Pacific Ltd.	236,265	0.1
831		Swiss Life Holding	98,888	0.0
12,232		Swiss Re Ltd.	781,132	0.2
18,400		T&D Holdings, Inc.	214,835	0.1
24,450		Tokio Marine Holdings, Inc.	676,805	0.2
28,000		Tokyu Land Corp.	138,149	0.0
1,732		TrygVesta A/S	97,831	0.0
120,528		UBS AG - Reg	1,689,172	0.5
3,008		Unibail	601,770	0.2
133,590		UniCredit SpA	668,999	0.2
18,608		Unione di Banche Italiane SCPA	78,875	0.0
40,000		United Overseas Bank Ltd.	584,160	0.2
25,000		United Overseas Land Ltd.	94,295	0.0
71,751		Westfield Group	657,822	0.2
72,581		Westfield Retail Trust	194,405	0.1
101,375		Westpac Banking Corp.	2,301,094	0.6
42,264		Wharf Holdings Ltd.	230,461	0.1
31,882		Wheelock & Co., Ltd.	96,431	0.0
8,818		Wing Hang Bank Ltd.	87,794	0.0
5,193		Zurich Financial Services AG	1,395,758	0.4
			76,317,439	20.5
		Health Care: 8.5%
2,778		Actelion Ltd. - Reg	101,558	0.0
2,200		Alfresa Holdings Corp.	104,877	0.0
15,600	L	Astellas Pharma, Inc.	642,549	0.2
45,961		AstraZeneca PLC	2,042,870	0.6
27,275		Bayer AG	1,918,231	0.5
3,366		Celesio AG	60,920	0.0
9,000		Chugai Pharmaceutical Co., Ltd.	166,739	0.0
1,756		Cochlear Ltd.	112,496	0.0
20,271		CSL Ltd.	754,859	0.2
22,700		Daiichi Sankyo Co., Ltd.	414,931	0.1
9,600	L	Eisai Co., Ltd.	381,722	0.1
17,044	@	Elan Corp. PLC	250,684	0.1
6,922		Cie Generale D’Optique Essilor International S.A.	617,145	0.2
3,544		Fresenius AG	363,421	0.1
6,383		Fresenius Medical Care AG & Co. KGaA	451,854	0.1
8,933	L	Getinge AB	254,330	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
171,632		GlaxoSmithKline PLC	$3,836,946	1.0
1,449		Lonza Group AG	74,891	0.0
1,583		Merck KGaA	175,176	0.0
8,300		Mitsubishi Tanabe Pharma Corp.	116,875	0.0
77,558		Novartis AG	4,293,430	1.2
13,894		Novo-Nordisk A/S	1,929,316	0.5
8,700		Olympus Corp.	142,918	0.0
4,000		Ono Pharmaceutical Co., Ltd.	222,866	0.1
7,700		Otsuka Holdings Co. Ltd.	228,263	0.1
6,662	@	Qiagen NV	103,734	0.0
23,689		Roche Holding AG - Genusschein	4,122,605	1.1
37,347		Sanofi-Aventis	2,897,826	0.8
12,800		Shionogi & Co., Ltd.	177,722	0.1
17,119		Shire PLC	547,742	0.1
27,880		Smith & Nephew PLC	282,523	0.1
12,138		Sonic Healthcare Ltd.	157,430	0.0
2,075		Sonova Holding AG - Reg	230,538	0.1
4,500		Suzuken Co., Ltd.	139,194	0.0
1,585	#	Synthes, Inc.	274,956	0.1
25,900	L	Takeda Pharmaceutical Co., Ltd.	1,141,245	0.3
6,600		Terumo Corp.	317,154	0.1
32,522		Teva Phaemaceutical Industries Ltd.	1,467,148	0.4
3,700		Tsumura & Co.	106,953	0.0
4,283		UCB S.A.	184,864	0.1
			31,811,501	8.5
		Industrials: 11.8%
76,061		ABB Ltd.	1,556,633	0.4
10,678		Abertis Infraestructuras S.A.	181,889	0.1
4,645	L	ACS Actividades de Construccion y Servicios S.A.	118,825	0.0
3,549		Adecco S.A.	185,883	0.1
1,357		Aeroports de Paris	111,429	0.0
8,862		Aggreko PLC	319,112	0.1
11,672		Alfa Laval AB	240,146	0.1
29,000	L	All Nippon Airways Co., Ltd.	87,631	0.0
6,739		Alstom	263,034	0.1
15		AP Moller - Maersk A/S - Class A	110,714	0.0
48		AP Moller - Maersk A/S - Class B	371,838	0.1
29,000		Asahi Glass Co., Ltd.	248,606	0.1
24,810		Asciano Group	126,240	0.0
7,858		Assa Abloy AB	246,181	0.1
10,815		Altantia S.p.A.	179,578	0.1
21,754		Atlas Copco AB - Class A	526,318	0.1
15,833		Atlas Copco AB - Class B	341,284	0.1
15,732		Babcock International Group	200,667	0.1
120,074		BAE Systems PLC	576,281	0.2
29,395		Balfour Beatty PLC	134,021	0.0
893		Bekaert SA	28,794	0.0
5,661		Bouygues S.A.	172,632	0.1
45,477		Brambles Ltd.	334,593	0.1
1,032		Brenntag AG	126,356	0.0
11,501		Bunzl PLC	184,956	0.1
1,680		Bureau Veritas S.A.	147,922	0.0
1,900		Campbell Brothers Ltd.	132,837	0.0
19,997		Capita Group PLC	234,532	0.1
43,053		Cathay Pacific Airways Ltd.	79,786	0.0
57		Central Japan Railway Co.	470,722	0.1
8,000	L	Chiyoda Corp.	102,511	0.0
13,916		Cie de Saint-Gobain	620,893	0.2
22,959		Cobham PLC	84,211	0.0
73,000		ComfortDelgro Corp., Ltd.	90,585	0.0
19,000	L	Dai Nippon Printing Co., Ltd.	195,528	0.1
7,800		Daikin Industries Ltd.	213,999	0.1
252		Delek Group Ltd.	49,861	0.0
9,104		Deutsche Lufthansa AG	127,307	0.0
26,888		Deutsche Post AG	517,568	0.1
7,164	L	DSV A/S	163,083	0.0
11,702		East Japan Railway Co.	738,735	0.2
4,726		Edenred	142,247	0.0
1,728		Elbit Systems Ltd.	67,498	0.0
15,302		European Aeronautic Defence and Space Co. NV	626,651	0.2
28,732		Experian Group Ltd.	448,178	0.1
6,700	L	Fanuc Ltd.	1,200,072	0.3
18,547		Ferrovial SA	213,008	0.1
25,230	@	Fiat Industrial SpA	269,233	0.1
14,902		Finmeccanica S.p.A.	80,684	0.0
30,000		Fraser and Neave Ltd.	160,028	0.0
27,000		Furukawa Electric Co., Ltd.	72,362	0.0
42,552		Group 4 Securicor PLC	185,397	0.1
4,238		GEA Group AG	146,188	0.0
1,377		Geberit AG - Reg	287,722	0.1
13,122		Groupe Eurotunnel S.A.	114,031	0.0
8,342		Hexagon AB	162,012	0.0
6,000	L	Hitachi Construction Machinery Co., Ltd.	134,210	0.0
971		Hochtief AG	58,745	0.0
17,500		Hopewell Holdings	48,062	0.0
177,400		Hutchison Port Holdings Trust	135,711	0.1
75,615		Hutchison Whampoa Ltd.	756,150	0.2
46,000		IHI Corp.	116,928	0.0
4,544		Intertek Group PLC	182,565	0.1
32,288		Invensys PLC	102,839	0.0
49,300		Itochu Corp.	540,172	0.2
16,000	L	Japan Steel Works Ltd.	110,430	0.0
8,000		JGC Corp.	249,663	0.1
9,200		JS Group Corp.	193,682	0.1
8,800		JTEKT Corp.	106,524	0.0
33,000	L	Kajima Corp.	100,746	0.0
18,000		Kamigumi Co., Ltd.	149,454	0.0
53,000	L	Kawasaki Heavy Industries Ltd.	163,795	0.0
32,000	L	Kawasaki Kisen Kaisha Ltd.	71,134	0.0
16,000	L	Keihin Electric Express Railway Co., Ltd.	140,111	0.0
18,000	L	Keio Corp.	129,154	0.0
16,000		Keisei Electric Railway Co., Ltd.	124,097	0.0
40,700		Keppel Corp., Ltd.	355,709	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
50,000	L	Kintetsu Corp.	$190,501	0.1
32,200		Komatsu Ltd.	925,894	0.3
6,349		Kone OYJ	353,530	0.1
2,504		Koninklijke Boskalis Westminster NV	94,003	0.0
2,210		Koninklijke Vopak NV	127,385	0.0
38,000	L	Kubota Corp.	367,828	0.1
1,830		Kuehne & Nagel International AG	247,570	0.1
4,700		Kurita Water Industries Ltd.	115,711	0.0
3,939		Legrand S.A.	145,047	0.0
4,841		Leighton Holdings Ltd.	106,577	0.0
3,200		Makita Corp.	129,895	0.0
2,000		MAN AG	266,225	0.1
57,000		Marubeni Corp.	414,516	0.1
26,000		Meggitt PLC	168,118	0.1
4,465	L	Metso OYJ	190,798	0.1
45,000	L	Mitsubishi Corp.	1,053,089	0.3
68,000		Mitsubishi Electric Corp.	607,212	0.2
100,000		Mitsubishi Heavy Industries Ltd.	487,264	0.1
58,107	L	Mitsui & Co., Ltd.	959,014	0.3
39,000	L	Mitsui OSK Lines Ltd.	171,161	0.1
61,658		MTR Corp.	220,900	0.1
7,000		Nabtesco Corp.	144,947	0.0
8,000		NGK Insulators Ltd.	115,249	0.0
3,400	L	Nidec Corp.	310,845	0.1
42,000		Nippon Express Co., Ltd.	164,860	0.0
43,000	L	Nippon Sheet Glass Co., Ltd.	66,489	0.0
56,000	L	Nippon Yusen KK	177,410	0.1
120,727		Noble Group Ltd.	132,640	0.0
14,000		NSK Ltd.	108,996	0.0
62,063		NWS Holdings Ltd.	95,316	0.0
17,000		Obayashi Corp.	74,458	0.0
20,000	L	Odakyu Electric Railway Co., Ltd.	189,128	0.1
21,965		Orkla ASA	173,868	0.1
7,959		Prysmian S.p.A.	139,956	0.0
40,295	@	Qantas Airways Ltd.	74,647	0.0
42,776		QR National Ltd.	165,637	0.0
3,356		Randstad Holdings NV	126,793	0.0
64,690		Rolls-Royce Holdings PLC	840,379	0.2
31,579		Koninklijke Philips Electronics NV	640,930	0.2
5,086		Safran S.A.	186,919	0.1
35,182		Sandvik AB	507,663	0.1
10,829		Scania AB - B Shares	225,240	0.1
1,627		Schindler Holding AG	195,706	0.1
16,762		Schneider Electric S.A.	1,096,590	0.3
6,500		Secom Co., Ltd.	320,297	0.1
11,088		Securitas AB	106,904	0.0
52,000		SembCorp Industries Ltd.	218,281	0.1
38,000		SembCorp Marine Ltd.	159,210	0.0
17,846		Serco Group PLC	155,004	0.0
176		SGS S.A.	342,260	0.1
27,450		Siemens AG	2,768,184	0.7
16,000		Singapore Airlines Ltd.	137,212	0.0
14,262		Skanska AB	247,025	0.1
11,441		SKF AB - B Shares	279,250	0.1
1,600		SMC Corp.	256,049	0.1
12,325		Smiths Group PLC	207,448	0.1
52,804		Snam Rete Gas S.p.A.	253,935	0.1
1,228		Societe BIC S.A.	123,265	0.0
81,000		Singapore Technologies Engineering Ltd.	209,486	0.1
740		Sulzer AG	105,160	0.0
38,400	L	Sumitomo Corp.	558,208	0.2
24,100		Sumitomo Electric Industries Ltd.	333,708	0.1
18,000		Sumitomo Heavy Industries	100,719	0.0
3,444		Thales S.A.	128,953	0.0
5,400		THK Co., Ltd.	110,619	0.0
11,274		TNT Express NV	139,321	0.0
23,000	L	Tobu Railway Co., Ltd.	122,228	0.0
40,000		Tokyu Corp.	190,057	0.1
28,225		Toll Holdings Ltd.	172,136	0.1
19,000	L	Toppan Printing Co., Ltd.	149,406	0.0
8,800		Toyota Tsusho Corp.	180,571	0.1
47,291		Transurban Group	274,072	0.1
3,577		Vallourec	226,681	0.1
7,112	@,L	Vestas Wind Systems A/S	72,333	0.0
15,233		Vinci S.A.	793,745	0.2
47,763		Volvo AB - B Shares	695,778	0.2
6,406		Wartsila OYJ	241,563	0.1
5,864		Weir Group PLC	165,418	0.0
1,012		Wendel Investissement	86,517	0.0
6,600		West Japan Railway Co.	265,622	0.1
7,243		Wolseley PLC	276,730	0.1
17,400		Yamato Holdings Co., Ltd.	270,277	0.1
			43,829,449	11.8
		Information Technology: 4.3%
5,500	L	Advantest Corp.	87,766	0.0
84,087	@	Alcatel-Lucent	191,687	0.1
5,537		Amadeus IT Holding S.A.	104,594	0.0
47,469		ARM Holdings PLC	447,843	0.1
14,608		ASML Holding NV	731,884	0.2
10,800		Brother Industries Ltd.	147,555	0.0
37,700		Canon, Inc.	1,803,420	0.5
4,891		Capgemini S.A.	218,931	0.1
14,378		Computershare Ltd.	134,218	0.0
2,179		Dassault Systemes S.A.	200,657	0.1
100,364		Telefonaktiebolaget LM Ericsson	1,038,508	0.3
105,473	@	Foxconn International Holdings Ltd.	75,118	0.0
15,800		Fuji Photo Film Co., Ltd.	374,002	0.1
54,000		Fujitsu Ltd.	286,664	0.1
5,400		Gree, Inc.	136,056	0.0
900		Hirose Electric Co., Ltd.	95,067	0.0
3,700		Hitachi High-Technologies Corp.	88,876	0.0
154,000	L	Hitachi Ltd.	996,369	0.3
13,000	L	Hoya Corp.	293,569	0.1
5,000		Ibiden Co., Ltd.	129,291	0.0
35,494		Infineon Technologies AG	362,764	0.1
1,507		Keyence Corp.	356,786	0.1
11,000		Konica Minolta Holdings, Inc.	97,061	0.0
5,600		Kyocera Corp.	517,993	0.1

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
7,100		Murata Manufacturing Co., Ltd.	$423,615	0.1
85,000		NEC Corp.	178,777	0.1
1,454		Neopost S.A.	93,582	0.0
2,037	@	NICE Systems Ltd.	80,215	0.0
3,300	L	Nintendo Co., Ltd.	501,220	0.1
12,000		Nippon Electric Glass Co., Ltd.	105,606	0.0
124,329		Nokia OYJ	680,177	0.2
53	L	NTT Data Corp.	187,772	0.1
6,500		Omron Corp.	140,769	0.0
2,000		Oracle Corp. Japan	76,176	0.0
23,000	L	Ricoh Co., Ltd.	226,018	0.1
2,600		Rohm Co., Ltd.	129,015	0.0
46,029		Sage Group PLC	220,365	0.1
28,850		SAP AG	2,015,058	0.6
5,400	L	Seiko Epson Corp.	76,530	0.0
21,020		STMicroelectronics NV	172,098	0.1
6,400		Sumco Corp.	78,796	0.0
3,900	L	TDK Corp.	223,510	0.1
6,000		Tokyo Electron Ltd.	345,986	0.1
140,000		Toshiba Corp.	621,779	0.2
3,600		Trend Micro, Inc.	111,397	0.0
564	L	Yahoo! Japan Corp.	183,168	0.1
16,000	L	Yaskawa Electric Corp.	151,551	0.0
13,800	L	Yokogawa Electric Corp.	140,776	0.0
			16,080,635	4.3
		Materials: 9.4%
9,397		Air Liquide	1,253,172	0.3
7,105		Akzo Nobel NV	419,696	0.1
70,786		Alumina Ltd.	90,889	0.0
44,631		Amcor Ltd.	344,203	0.1
43,123		Anglo American PLC	1,616,387	0.4
12,812		Antofagasta PLC	236,760	0.1
27,457		ArcelorMittal	525,623	0.1
1,500		Arkema	139,890	0.0
38,000	L	Asahi Kasei Corp.	235,868	0.1
30,297		BASF AG	2,649,168	0.7
107,992		BHP Billiton Ltd.	3,893,078	1.1
71,568		BHP Billiton PLC	2,193,341	0.6
9,141		Boliden AB	143,774	0.0
19,252		Boral Ltd.	80,691	0.0
14,687		Cimpor Cimentos de Portugal SG	97,877	0.0
20,402	@	CRH PLC	417,232	0.1
16,000	L	Daido Steel Co., Ltd.	111,671	0.0
20,000		Denki Kagaku Kogyo K K	80,696	0.0
8,468		Eurasian Natural Resources Corp.	80,435	0.0
19,923		Fletcher Building Ltd.	110,105	0.0
42,988		Fortescue Metals Group Ltd.	259,411	0.1
6,660		Fresnillo PLC	170,772	0.1
273		Givaudan	263,092	0.1
45,605	L	Glencore International PLC	284,659	0.1
3,960		HeidelbergCement AG	239,121	0.1
8,050		Holcim Ltd.	523,977	0.1
3,691	L	Holmen AB	101,413	0.0
10,000		Iluka Resources Ltd.	185,439	0.1
1,545		Imerys S.A.	94,047	0.0
53,312		Incitec Pivot Ltd.	174,769	0.1
15,439		Israel Chemicals Ltd.	178,365	0.1
85		Israel Corp., Ltd.	58,061	0.0
14,137		James Hardie Industries SE	112,965	0.0
16,400		JFE Holdings, Inc.	356,569	0.1
7,101		Johnson Matthey PLC	267,840	0.1
7,600		JSR Corp.	154,206	0.0
4,320		K+S AG	225,924	0.1
7,492		Kazakhmys PLC	109,073	0.0
94,000		Kobe Steel Ltd.	153,716	0.0
4,972		Koninklijke DSM NV	287,834	0.1
9,000		Kuraray Co., Ltd.	128,001	0.0
6,182		Lafarge S.A.	294,614	0.1
2,273		Lanxess	187,735	0.1
5,263		Linde AG	944,109	0.3
5,725		Lonmin PLC	93,748	0.0
41,000		Mitsubishi Chemical Holdings Corp.	220,611	0.1
20,000		Mitsubishi Gas Chemical Co., Inc.	134,572	0.0
55,000		Mitsubishi Materials Corp.	175,566	0.1
44,000	L	Mitsui Chemicals, Inc.	134,194	0.0
24,735		Newcrest Mining Ltd.	760,768	0.2
5,800	L	Nippon Paper Group, Inc.	121,089	0.0
185,000	L	Nippon Steel Corp.	513,128	0.1
6,100		Nitto Denko Corp.	248,754	0.1
31,110		Norsk Hydro ASA	169,706	0.1
7,565		Novozymes A/S	220,867	0.1
34,000	L	OJI Paper Co., Ltd.	164,944	0.0
11,693		Orica Ltd.	340,019	0.1
10,350		OZ Minerals Ltd.	104,977	0.0
2,797		Randgold Resources Ltd.	244,299	0.1
37,952		Rexam PLC	259,921	0.1
14,573		Rio Tinto Ltd.	988,564	0.3
46,974		Rio Tinto PLC	2,603,618	0.7
2,129		Salzgitter AG	116,839	0.0
14,886	L	Shin-Etsu Chemical Co., Ltd.	866,214	0.2
60,000		Showa Denko KK	137,359	0.0
78		Sika AG	168,708	0.0
8,401		Sims Group Ltd.	128,328	0.0
1,611		Solvay S.A.	190,826	0.1
7,813	L	SSAB Svenskt Staal AB - Class A	73,936	0.0
18,961		Stora Enso OYJ (Euro Denominated Security)	140,981	0.0
53,000	L	Sumitomo Chemical Co., Ltd.	227,487	0.1
135,000		Sumitomo Metal Industries Ltd.	275,391	0.1
19,000		Sumitomo Metal Mining Co., Ltd.	269,448	0.1
16,830	L	Svenska Cellulosa AB - B Shares	291,651	0.1
3,055		Syngenta AG	1,052,698	0.3
40,000		Teijin Ltd.	135,265	0.0
11,499		ThyssenKrupp AG	286,262	0.1
55,000		Toray Industries, Inc.	410,240	0.1
5,600		Toyo Seikan Kaisha Ltd.	81,095	0.0
44,000		Ube Industries Ltd.	120,288	0.0
4,253		Umicore	234,413	0.1
18,916	L	UPM-Kymmene OYJ	257,638	0.1
3,841		Vedanta Resources PLC	75,585	0.0
4,242		Voestalpine AG	143,061	0.0

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
765	L	Wacker Chemie AG	$67,438	0.0
67,962		Xstrata PLC	1,164,306	0.3
5,842		Yara International ASA	278,481	0.1
			35,169,551	9.4
		Telecommunications: 5.0%
5,476		Belgacom S.A.	176,124	0.1
74,082		Bezeq Israeli Telecommunication Corp., Ltd.	122,451	0.0
270,216		BT Group PLC	978,830	0.3
93,731		Deutsche Telekom AG	1,129,292	0.3
59,564		France Telecom S.A.	883,390	0.2
9,322		Hellenic Telecommunications Organization S.A.	39,894	0.0
13,525		Inmarsat PLC	99,702	0.0
96	L	KDDI Corp.	624,629	0.2
52,297		Koninklijke KPN NV	575,455	0.2
2,602		Millicom International Cellular S.A.	295,062	0.1
17,800		Nippon Telegraph & Telephone Corp.	806,770	0.2
537	L	NTT DoCoMo, Inc.	893,085	0.2
18,132		Portugal Telecom SGPS S.A.	98,508	0.0
264,000		Singapore Telecommunications Ltd.	662,759	0.2
27,400		Softbank Corp.	815,730	0.2
709		Swisscom AG	286,718	0.1
10,425		Tele2 AB - B Shares	212,910	0.1
84,431		Telecom Corp. of New Zealand Ltd.	167,888	0.0
318,064		Telecom Italia S.p.A.	378,593	0.1
192,779		Telecom Italia S.p.A. RNC	189,296	0.1
139,495		Telefonica S.A.	2,288,636	0.6
11,107		Telekom Austria AG	129,394	0.0
26,836		Telenor ASA	498,189	0.1
77,770		TeliaSonera AB	542,576	0.1
152,348		Telstra Corp., Ltd.	518,901	0.1
38,207		Vivendi	701,623	0.2
1,684,126		Vodafone Group PLC	4,645,365	1.3
			18,761,770	5.0
		Utilities: 4.0%
1,584		Acciona S.A.	110,419	0.0
15,168		AGL Energy Ltd.	231,843	0.1
20,015		APA Group	105,993	0.0
176,522		Centrica PLC	893,640	0.2
23,236		Cheung Kong Infrastructure Holdings Ltd.	141,437	0.0
22,400	L	Chubu Electric Power Co., Inc.	404,897	0.1
8,744	L	Chugoku Electric Power Co., Inc.	162,869	0.1
66,103		CLP Holdings Ltd.	570,089	0.2
61,955		E.ON AG	1,484,266	0.4
8,091		Electricite de France SA	184,714	0.1
15,886	@	EDP Renovaveis S.A.	78,955	0.0
3,200	L	Electric Power Development Co., Ltd.	87,022	0.0
5,323		Enagas	102,484	0.0
48,321		Enel Green Power SpA	91,839	0.0
226,172		Enel S.p.A.	817,703	0.2
54,421		Energias de Portugal S.A.	158,300	0.0
13,230		Fortum OYJ	321,222	0.1
8,515		Gas Natural SDG S.A.	136,111	0.0
41,852		Gaz de France	1,081,817	0.3
4,200		Hokkaido Electric Power Co., Inc.	61,771	0.0
5,900		Hokuriku Electric Power Co.	106,848	0.0
169,811		Hong Kong & China Gas	435,674	0.1
52,302		HongKong Electric Holdings	384,519	0.1
140,447		Iberdrola S.A.	797,574	0.2
51,749		International Power PLC	335,225	0.1
27,700	L	Kansai Electric Power Co., Inc.	429,465	0.1
15,700		Kyushu Electric Power Co., Inc.	224,142	0.1
118,492		National Grid PLC	1,194,255	0.3
92,000		Osaka Gas Co., Ltd.	369,286	0.1
3,509		Red Electrica de Espana	171,738	0.1
14,922		RWE AG	712,591	0.2
30,656		Scottish & Southern Energy PLC	651,902	0.2
7,240		Severn Trent PLC	178,820	0.1
6,200	L	Shikoku Electric Power Co., Inc.	174,922	0.1
7,203		Suez Environnement S.A.	110,502	0.0
47,152		Terna S.p.A	189,375	0.1
14,200		Tohoku Electric Power Co., Inc.	162,415	0.0
40,400		Tokyo Electric Power Co., Inc.	102,376	0.0
83,079		Tokyo Gas Co., Ltd.	392,062	0.1
21,419		United Utilities Group PLC	206,100	0.1
12,236		Veolia Environnement	202,741	0.1
2,474	L	Verbund AG	75,305	0.0
			14,835,228	4.0
		Total Common Stock
		(Cost $270,940,474)	340,573,367	91.4
PREFERRED STOCK: 0.3%
		Consumer Discretionary: 0.3%
5,610		Porsche AG	331,090	0.1
3,341		ProSieben SAT.1 Media AG	85,859	0.0
4,819		Volkswagen AG	847,488	0.2
		Total Preferred Stock
		(Cost $782,815)	1,264,437	0.3
RIGHTS: —%
		Financials: —%
15,860	X	Immoeast AG	—	—
		Total Rights
		(Cost $—)	—	—

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
WARRANTS: 0.0%
		Consumer Staples: 0.0%
17,122	@	Golden Agri-Resources Ltd.	$2,861	0.0
		Total Warrants
		(Cost $—)	2,861	0.0
		Total Long-Term Investments
		(Cost $271,723,289)	341,840,665	91.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.4%
		Securities Lending Collateral(cc)(1): 9.5%
8,378,679		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $8,378,803, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $8,546,253, due 03/01/18-04/15/43)	$8,378,679	2.2
8,378,679		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $8,378,817, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $8,546,253, due 07/19/12-04/01/42)	8,378,679	2.3
1,763,932		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,763,961, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $1,799,211, due 10/01/13-06/25/43)	1,763,932	0.5
8,378,679		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $8,378,796, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $8,546,253, due 01/15/13-04/01/42)	8,378,679	2.3
8,378,679		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $8,378,782, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $8,546,253, due 12/01/17-04/01/42)	8,378,679	2.2
			35,278,648	9.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.9%
18,188,792		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $18,188,792)	$18,188,792	4.9
		Total Short-Term Investments
		(Cost $53,467,440)	53,467,440	14.4
		Total Investments in Securities (Cost $325,190,729)	$395,308,105	106.1
		Liabilities in Excess of Other Assets	(22,875,352)	(6.1)
		Net Assets	$372,432,753	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $334,011,277.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$86,430,802
		Gross Unrealized Depreciation	(25,133,974)
		Net Unrealized Appreciation	$61,296,828

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$86,135	$35,726,844	$—	$35,812,979
Consumer Staples	524,529	38,423,025	—	38,947,554
Energy	—	29,007,261	—	29,007,261
Financials	115,339	76,202,100	—	76,317,439
Health Care	—	31,811,501	—	31,811,501
Industrials	135,711	43,693,738	—	43,829,449
Information Technology	—	16,080,635	—	16,080,635
Materials	—	35,169,551	—	35,169,551
Telecommunications	—	18,761,770	—	18,761,770
Utilities	—	14,835,228	—	14,835,228
Total Common Stock	861,714	339,711,653	—	340,573,367
Preferred Stock	—	1,264,437	—	1,264,437
Rights	—	—	—	—
Warrants	2,861	—	—	2,861
Short-Term Investments	18,188,792	35,278,648	—	53,467,440
Total Investments, at value	$19,053,367	$376,254,738	$—	$395,308,105
Other Financial Instruments+
Futures	263,758	—	—	263,758
Forward Foreign Currency Contracts	—	104,865	—	104,865
Total Assets	$19,317,125	$376,359,603	$—	$395,676,728
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(50,869)	$—	$(50,869)
Total Liabilities	$—	$(50,869)	$—	$(50,869)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	4,500,000	Buy	06/20/12	$5,962,248	$6,004,307	$42,059
Credit Suisse First Boston	Japanese Yen	500,000,000	Buy	06/20/12	6,000,910	6,045,353	44,443
JPMorgan Chase & Co.	Australian Dollar	2,000,000	Buy	06/20/12	2,103,874	2,053,005	(50,869)
JPMorgan Chase & Co.	British Pound	2,000,000	Buy	06/20/12	3,178,854	3,197,217	18,363
							$53,996

ING International Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Mini Index	430	06/15/12	$33,144,400	$263,758
			$33,144,400	$263,758

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	$263,758
Foreign exchange contracts	53,996
Total	$317,754

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 20.0%
3,800		ABC-Mart, Inc.	$143,213	0.1
113		Accordia Golf Co., Ltd.	85,624	0.0
900		Aeon Fantasy Co., Ltd.	13,808	0.0
6,300		Aigan Co., Ltd.	27,066	0.0
2,500		Aisan Industry Co., Ltd.	26,628	0.0
26,500		Aisin Seiki Co., Ltd.	942,478	0.2
7,800		Akebono Brake Industry Co., Ltd.	44,997	0.0
4,600		Alpen Co., Ltd.	92,020	0.0
3,500		Alpha Corp.	48,963	0.0
3,200		Alpine Electronics, Inc.	43,504	0.0
12		Amiyaki Tei Co., Ltd.	28,753	0.0
500		Amuse, Inc.	6,767	0.0
900		AOKI Holdings, Inc.	16,970	0.0
4,500		Aoyama Trading Co., Ltd.	95,737	0.0
2,500		Arc Land Sakamoto Co., Ltd.	47,430	0.0
8,400		Arnest One Corp.	94,037	0.0
2,100		Asahi Co., Ltd.	37,816	0.0
26,000	@	Asahi TEC Corp.	10,268	0.0
4,200		Asatsu-DK, Inc.	121,452	0.0
6,000		Ashimori Industry Co. Ltd	8,340	0.0
28,400		Asics Corp.	324,343	0.1
1,800		ASKUL Corp.	31,701	0.0
3,000		Autobacs Seven Co., Ltd.	144,745	0.1
2,300		Avex Group Holdings, Inc.	27,791	0.0
6,250		Belluna Co., Ltd.	51,022	0.0
10,700		Benesse Holdings, Inc.	533,303	0.1
13,000		Best Denki Co., Ltd.	32,152	0.0
112	L	BIC Camera, Inc.	59,426	0.0
3,100		Bookoff Corp.	29,278	0.0
100,400		Bridgestone Corp.	2,455,342	0.6
19,000		Calsonic Kansei Corp.	116,714	0.0
37		Can Do Co., Ltd.	42,684	0.0
7,600		Canon Sales Co., Inc.	97,990	0.0
33,700	L	Casio Computer Co., Ltd.	242,888	0.1
1,300		Central Sports Co., Ltd.	16,839	0.0
2,200	@	CHI Group Co., Ltd.	5,686	0.0
3,300		Chiyoda Co., Ltd.	66,280	0.0
2,900		Chofu Seisakusho Co., Ltd.	67,750	0.0
9,000		Chori Co., Ltd.	11,127	0.0
2,000		Chuo Spring Co., Ltd.	8,335	0.0
31,000	@	Clarion Co., Ltd.	83,483	0.0
5,300		Cleanup Corp.	43,261	0.0
8,000		Colowide Co., Ltd.	58,831	0.0
1,600		Corona Corp.	24,388	0.0
2,000		Daido Metal Co., Ltd.	25,140	0.0
7,500		Daidoh Ltd.	63,897	0.0
16,350	@,L	Daiei, Inc.	53,257	0.0
30,000	L	Daihatsu Motor Co., Ltd.	553,519	0.1
3,600		Daikoku Denki Co., Ltd.	51,840	0.0
3,700		Dainichi Co., Ltd.	34,669	0.0
2,700		Daisyo Corp.	32,201	0.0
10,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	8,895	0.0
1,500		Daiyu Eight Co., Ltd.	14,512	0.0
14,000		DCM Japan Holdings Co., Ltd.	111,203	0.0
14,400		Dena Co., Ltd.	398,859	0.1
76,400		Denso Corp.	2,581,472	0.6
30,600	L	Dentsu, Inc.	980,380	0.2
13,000		Descente Ltd.	81,478	0.0
8,300		Don Quijote Co., Ltd.	302,224	0.1
2,300		Doshisha Co., Ltd.	66,127	0.0
6,300		Doutor Nichires Holdings Co., Ltd.	82,992	0.0
7,000		Dynic Corp.	14,227	0.0
7,000		Eagle Industry Co., Ltd.	73,330	0.0
19,000	@	Econach Co., Ltd.	9,940	0.0
11,300	L	EDION Corp.	79,587	0.0
4,200		Exedy Corp.	120,519	0.0
3,300		F&A Aqua Holdings, Inc.	32,017	0.0
7,500		Fast Retailing Co., Ltd.	1,720,736	0.4
4,300		FCC Co., Ltd.	96,567	0.0
1,300		Felissimo Corp.	17,720	0.0
5,400		Foster Electric Co., Ltd.	79,926	0.0
4,000		France Bed Holdings Co., Ltd.	8,312	0.0
3,500		F-Tech, Inc.	73,491	0.0
4,200		Fuji Co., Ltd.	93,786	0.0
101,000		Fuji Heavy Industries Ltd.	824,880	0.2
4,000	@	Fuji Kiko Co., Ltd.	15,217	0.0
9,000	L	Fuji Kyuko Co., Ltd.	54,750	0.0
321		Fuji Television Network, Inc.	554,203	0.1
6,000		Fujibo Holdings, Inc.	13,437	0.0
2,000		Fujikura Rubber Ltd.	7,490	0.0
18,000		Fujita Kanko, Inc.	67,645	0.0
14,000		Fujitsu General Ltd.	105,809	0.0
4,200		Funai Electric Co., Ltd.	94,439	0.0
7,000		Furukawa Battery Co., Ltd.	41,881	0.0
4,700		Futaba Industrial Co., Ltd.	26,739	0.0
19,000		Gakken Holdings Co., Ltd.	39,112	0.0
5,300		Genki Sushi Co., Ltd.	64,603	0.0
35		Geo Co., Ltd.	41,412	0.0
23,000		GLOBERIDE, Inc.	28,629	0.0
11,000		Goldwin, Inc.	68,102	0.0
10,000	L	Gourmet Kineya Co., Ltd.	56,714	0.0
29,000		GSI Creos Corp.	43,508	0.0
300		Gulliver International Co.	11,847	0.0
21,000		Gunze Ltd.	61,537	0.0
9,000		H2O Retailing Corp.	78,319	0.0
5,030		Hakuhodo DY Holdings, Inc.	317,718	0.1
3,300		Hakuyosha Co., Ltd.	8,584	0.0
5,700		Happinet Corp.	66,101	0.0
5,900		Hard Off Corp. Co., Ltd.	47,751	0.0
2,300		Haruyama Trading Co., Ltd.	12,839	0.0
191,500	@	Haseko Corp.	155,933	0.1
3,200		Heiwa Corp.	64,317	0.0
3,020		Hiday Hidaka Corp.	46,910	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
2,700		Hikari Tsushin, Inc.	$79,760	0.0
2,600		HIS Co., Ltd.	79,468	0.0
9,300		Hitachi Koki Co., Ltd.	85,491	0.0
259,200		Honda Motor Co., Ltd.	9,982,880	2.2
1,580		Honeys Co., Ltd.	29,235	0.0
66		Hoosiers Corp.	57,399	0.0
600		House of Rose Co., Ltd.	9,296	0.0
3,300	L	Hurxley Corp.	20,533	0.0
1,500		Ichibanya Co., Ltd.	45,177	0.0
6,000		Ichikawa Co., Ltd.	12,662	0.0
12,000	@	Ichikoh Industries Ltd.	24,273	0.0
19		Ikyu Corp.	8,559	0.0
4,000		Imasen Electric Industrial	58,739	0.0
7,000		Impress Holdings, Inc.	12,078	0.0
2,700		Intage, Inc.	53,068	0.0
63,700	L	Isetan Mitsukoshi Holdings Ltd.	752,361	0.2
196,000		Isuzu Motors Ltd.	1,156,473	0.3
8,800		Izumi Co., Ltd.	166,298	0.1
26,000	@	Izutsuya Co., Ltd.	17,983	0.0
78,000		J Front Retailing Co., Ltd.	438,025	0.1
59,000	@	Janome Sewing Machine Co., Ltd.	48,694	0.0
1,000		Japan Vilene Co., Ltd.	4,639	0.0
10,000		Japan Wool Textile Co., Ltd.	77,976	0.0
3,700		Joban Kosan Co., Ltd.	4,370	0.0
7,000		Joshin Denki Co., Ltd.	69,151	0.0
26,370	@	JVC Kenwood Holdings, Inc.	117,663	0.0
2,900	L	Kadokawa Group Holdings, Inc.	92,639	0.0
3,000		Kappa Create Co., Ltd.	64,504	0.0
7,000		Kasai Kogyo Co., Ltd.	40,152	0.0
3,000		Kawai Musical Instruments Manufacturing Co., Ltd.	6,888	0.0
26,000	L	Kayaba Industry Co., Ltd.	159,384	0.1
7,800		Keihin Corp.	145,958	0.1
8,700	L	Keiyo Co., Ltd.	54,648	0.0
6,500		Kimoto Co., Ltd.	41,847	0.0
52,000	@,L	Kinki Nippon Tourist Co., Ltd.	70,032	0.0
9,000		Kinugawa Rubber Industrial Co., Ltd.	70,296	0.0
2,300		Kisoji Co., Ltd.	44,674	0.0
3,700		Kohnan Shoji Co., Ltd.	58,771	0.0
17,000		Koito Manufacturing Co., Ltd.	276,601	0.1
5,000		Kojima Co., Ltd.	29,781	0.0
12,000		Komatsu Seiren Co., Ltd.	61,119	0.0
4,100		Komeri Co., Ltd.	117,195	0.0
2,800	L	Kourakuen Corp.	42,369	0.0
7,660		K’S Holdings Corp.	247,266	0.1
1,200		Kura Corp.	19,175	0.0
11,000		Kurabo Industries Ltd.	21,470	0.0
700		Kuraudia Co., Ltd.	9,473	0.0
2,800		Kyoritsu Maintenance Co., Ltd.	58,909	0.0
2,800		LEC, Inc.	45,333	0.0
11,200		Look, Inc.	34,146	0.0
1,500	L	Marche Corp.	13,101	0.0
1,100		Mars Engineering Corp.	24,437	0.0
38,500		Marui Co., Ltd.	322,766	0.1
5,900		Matsuya Co., Ltd.	53,065	0.0
2,700		Matsuya Foods Co., Ltd.	53,516	0.0
371,000		Mazda Motor Corp.	657,172	0.2
4,750		Megane TOP Co., Ltd.	54,356	0.0
4,800		Meiko Network Japan Co., Ltd.	46,444	0.0
2,300		Meiwa Estate Co., Ltd.	12,123	0.0
6,800	@	Misawa Homes Co., Ltd.	71,655	0.0
9,000		Mitsuba Corp.	87,635	0.0
695,000	@	Mitsubishi Motors Corp.	794,231	0.2
1,000		Mitsui Home Co., Ltd.	5,424	0.0
9,000		Mizuno Corp.	50,025	0.0
1,100		Monogatari Corp./The	19,006	0.0
3,200		MOS Food Services, Inc.	60,687	0.0
5,400		Mr Max Corp.	22,497	0.0
3,300		Musashi Seimitsu Industry Co., Ltd.	79,183	0.0
27,000	@	Naigai Co., Ltd.	18,929	0.0
2,900		Nakayamafuku Co., Ltd.	21,384	0.0
34,500		Namco Bandai Holdings, Inc.	500,480	0.1
6,000		Next Co. Ltd	27,847	0.0
30,000		NGK Spark Plug Co., Ltd.	431,437	0.1
24,000		NHK Spring Co., Ltd.	260,746	0.1
13,000		Nice Holdings, Inc.	40,535	0.0
4,000		Nidec Copal Corp.	52,480	0.0
3,700		Nidec-Tosok Corp.	42,734	0.0
8,300		Nifco, Inc.	227,784	0.1
2,200		Nihon Eslead Corp.	22,564	0.0
8,000		Nihon Tokushu Toryo Co., Ltd.	34,907	0.0
600		Nikkato Corp.	3,641	0.0
53,600		Nikon Corp.	1,646,255	0.4
72,000	@	Nippon Columbia Co. Ltd.	27,112	0.0
1,800		Nippon Felt Co., Ltd.	8,982	0.0
17,000		Nippon Piston Ring Co., Ltd.	41,709	0.0
2,730		Nippon Television Network Corp.	439,081	0.1
9,200		Nishimatsuya Chain Co., Ltd.	75,294	0.0
388,200		Nissan Motor Co., Ltd.	4,173,941	1.0
10,000		Nissan Shatai Co., Ltd.	105,039	0.0
14,000		Nissei Build Kogyo Co., Ltd.	31,900	0.0
10,100		Nissen Holdings Co., Ltd.	54,355	0.0
21,000		Nisshinbo Industries, Inc.	200,114	0.1
6,600		Nissin Kogyo Co., Ltd.	108,206	0.0
6,000		Nitori Co., Ltd.	542,607	0.1
10,000		Nitto Seimo Co., Ltd.	19,542	0.0
15,400		NOK Corp.	339,163	0.1
6,400		Noritsu Koki Co., Ltd.	33,279	0.0
4,100		Ohashi Technica, Inc.	29,846	0.0
23,000		Onward Kashiyama Co., Ltd.	187,829	0.1
8,700		Oriental Land Co., Ltd.	933,247	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
10,000		Pacific Industrial Co., Ltd.	$63,798	0.0
1,150		Pal Co., Ltd.	43,510	0.0
5,000		Paltac Corp.	72,056	0.0
5,000		PanaHome Corp.	34,179	0.0
350,400	L	Panasonic Corp.	3,267,435	0.8
7,500		Parco Co., Ltd.	72,648	0.0
5,800		Paris Miki Holdings, Inc.	40,452	0.0
3,000	@,L	PIA Corp.	31,392	0.0
2,300		Piolax, Inc.	61,445	0.0
33,800	@,L	Pioneer Corp.	174,190	0.1
3,400		Plenus Co., Ltd.	61,556	0.0
2,140		Point, Inc.	79,019	0.0
14,000		Press Kogyo Co., Ltd.	95,305	0.0
1,200		Renaissance, Inc.	6,538	0.0
22,700	@	Renown, Inc.	39,923	0.0
5,000		Resort Solution Co., Ltd.	9,844	0.0
1,500		Resorttrust, Inc.	24,432	0.0
5,300		Right On Co., Ltd.	46,483	0.0
10,000		Riken Corp.	46,381	0.0
2,900		Ringer Hut Co., Ltd.	37,401	0.0
5,300		Rinnai Corp.	383,319	0.1
1,070		Riso Kyoiku Co., Ltd.	66,723	0.0
1,000		Roland Corp.	10,662	0.0
6,500		Round One Corp.	42,981	0.0
4,800		Royal Holdings Co., Ltd.	54,328	0.0
2,800		Ryohin Keikaku Co., Ltd.	145,028	0.1
6,000	@	Sagami Chain Co., Ltd.	43,629	0.0
12,000	@	Sagami Co., Ltd.	19,589	0.0
5,000		Saizeriya Co., Ltd.	80,585	0.0
28,000		Sakai Ovex Co., Ltd.	49,934	0.0
1,700		San Holdings, Inc.	33,454	0.0
10,000		Sanden Corp.	32,965	0.0
5,700		Sangetsu Co., Ltd.	150,873	0.1
8,400		Sankyo Co., Ltd.	413,385	0.1
10,700		Sankyo Seiko Co., Ltd.	37,295	0.0
1,000		Sanoh Industrial Co., Ltd.	8,566	0.0
7,900		Sanrio Co., Ltd.	308,534	0.1
811,000	@,L	Sansui Electric Co., Ltd.	9,798	0.0
14,000		Sanyo Shokai Ltd.	38,023	0.0
10,100		Scroll Corp.	40,497	0.0
33,200		Sega Sammy Holdings, Inc.	698,279	0.2
15,000		Seiko Holdings Corp.	36,345	0.0
3,600		Seiren Co., Ltd.	24,033	0.0
64,000		Sekisui Chemical Co., Ltd.	557,574	0.1
105,000		Sekisui House Ltd.	1,036,775	0.3
8,800		Senshukai Co., Ltd.	62,240	0.0
148,000	L	Sharp Corp.	1,090,104	0.3
5,000		Shikibo Ltd.	6,484	0.0
6,900		Shimachu Co., Ltd.	162,865	0.1
3,500		Shimamura Co., Ltd.	393,061	0.1
11,600		Shimano, Inc.	701,387	0.2
3,100		Shimojima Co., Ltd.	41,067	0.0
5,100		Shingakukai Co., Ltd.	21,229	0.0
4,000		Shinyei Kaisha	6,895	0.0
7,000		Shiroki Corp.	23,286	0.0
1,800		Shobunsha Publications, Inc.	13,300	0.0
20,000		Shochiku Co., Ltd.	188,768	0.1
6,800		Showa Corp.	56,402	0.0
2,100		Shuei Yobiko Co., Ltd.	8,245	0.0
3,300		SK Japan Co., Ltd.	10,087	0.0
206		Sky Perfect Jsat Corp.	91,177	0.0
192,300	L	Sony Corp.	4,022,547	0.9
2,800		SRI Sports Ltd.	33,884	0.0
1,500		St. Marc Holdings Co., Ltd.	59,531	0.0
21,200		Stanley Electric Co., Ltd.	339,535	0.1
3,500		Studio Alice Co., Ltd.	58,512	0.0
13,000		Suminoe Textile Co., Ltd.	28,798	0.0
22,400		Sumitomo Forestry Co., Ltd.	204,467	0.1
27,200		Sumitomo Rubber Industries, Inc.	364,918	0.1
63,400		Suzuki Motor Corp.	1,527,623	0.4
25,000	@	SxL Corp.	67,475	0.0
11,000		T RAD Co., Ltd.	45,658	0.0
7,200		Tac Co., Ltd.	16,290	0.0
3,400		Tachi-S Co., Ltd.	67,288	0.0
70		Tact Home Co., Ltd.	66,794	0.0
6,000		Taiho Kogyo Co., Ltd.	75,523	0.0
3,800		Takamatsu Construction Group Co., Ltd.	59,364	0.0
45,000		Takashimaya Co., Ltd.	375,732	0.1
5,200		Takata Corp.	139,337	0.1
349		Take And Give Needs Co., Ltd.	33,766	0.0
1,000		Takihyo Co., Ltd.	5,589	0.0
3,200		Tamron Co., Ltd.	103,683	0.0
1,000		Taya Co., Ltd.	8,409	0.0
10,000		TBK Co., Ltd.	68,837	0.0
3,100		TPR Co., Ltd.	51,585	0.0
7,000		Teikoku Sen-I Co., Ltd.	57,892	0.0
19		T-Gaia Corp.	31,653	0.0
18,000		Toabo Corp.	13,548	0.0
7,000		Toei Co., Ltd.	36,133	0.0
22,500		Toho Co., Ltd.	414,211	0.1
27,000		Tokai Kanko Co., Ltd.	7,503	0.0
7,300		Tokai Rika Co., Ltd.	126,061	0.1
3,400		Tokai Rubber Industries, Inc.	43,165	0.0
4,000		Tokai Senko KK	5,539	0.0
440		Token Corp.	17,020	0.0
15,600		Tokyo Broadcasting System, Inc.	233,635	0.1
25,000		Tokyo Dome Corp.	86,348	0.0
7,900		Tokyo Individualized Educational Institute, Inc.	15,298	0.0
4,000		Tokyotokeiba Co., Ltd.	6,149	0.0
7,700		Tomy Co., Ltd.	56,488	0.0
4,000	@	Tonichi Carlife Group, Inc.	10,639	0.0
6,900		Top Culture Co. Ltd	34,613	0.0
1,600		Topre Corp.	16,870	0.0
4,500		Toridoll.corp	54,291	0.0
2,000		Totenko Co., Ltd.	3,729	0.0
2,900		Touei Housing Corp.	30,760	0.0
7,500		Tow Co., Ltd.	49,844	0.0
21,000		Toyo Tire & Rubber Co., Ltd.	59,110	0.0
107,000		Toyobo Co., Ltd.	153,012	0.1
8,800		Toyoda Gosei Co., Ltd.	173,433	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
12,800		Toyota Boshoku Corp.	$152,067	0.1
29,400		Toyota Industries Corp.	895,582	0.2
409,360	L	Toyota Motor Corp.	17,812,116	4.0
8,200		TS Tech Co., Ltd.	162,714	0.1
13,550		TSI Holdings Co. Ltd.	85,778	0.0
7,000	@	Tsukamoto Corp. Co., Ltd.	14,168	0.0
66		TV Asahi Corp.	107,955	0.0
5,000		Tv Tokyo Holdings Corp.	65,176	0.0
4,400		Unipres Corp.	137,408	0.1
50,000	@	Unitika Ltd.	31,521	0.0
5,000		U-Shin Ltd.	42,734	0.0
4,470	L	USS Co., Ltd.	454,631	0.1
16,000		Wacoal Holdings Corp.	190,026	0.1
900		Warehouse Co., Ltd.	3,041	0.0
2,100		Watabe Wedding Corp.	19,748	0.0
4,000		WATAMI Co., Ltd.	85,774	0.0
3,200		Xebio Co., Ltd.	85,418	0.0
15,150	L	Yamada Denki Co., Ltd.	951,504	0.2
23,300		Yamaha Corp.	243,921	0.1
53,100		Yamaha Motor Co., Ltd.	718,501	0.2
19,000		Yamatane Corp.	28,790	0.0
6,900		Yamato International, Inc.	32,889	0.0
1,000		Yellow Hat Ltd.	16,591	0.0
500		Yokohama Reito Co., Ltd.	3,896	0.0
32,000		Yokohama Rubber Co., Ltd.	232,644	0.1
13,000		Yomiuri Land Co., Ltd.	42,076	0.0
2,100		Yorozu Corp.	46,091	0.0
53		Yoshinoya D&C Co., Ltd.	68,583	0.0
3,100		Zenrin Co., Ltd.	31,305	0.0
6,200	L	Zensho Holdings Co., Ltd.	76,159	0.0
			89,638,306	20.0
		Consumer Staples: 6.8%
108,800		Aeon Co., Ltd.	1,433,235	0.3
3,000	@	Aeon Hokkaido Corp.	13,079	0.0
1,900		Ain Pharmaciez, Inc.	102,552	0.0
98,000		Ajinomoto Co., Inc.	1,232,559	0.3
3,500		Arcs Co., Ltd.	64,998	0.0
1,900		Ariake Japan Co., Ltd.	36,640	0.0
63,800		Asahi Group Holdings, Ltd	1,417,799	0.3
4,500		Belc Co., Ltd.	67,673	0.0
1,500		Calbee, Inc.	76,572	0.0
2,700		Cawachi Ltd.	64,235	0.0
6,400	L	CFS Corp.	28,973	0.0
4,400		Chubu Shiryo Co., Ltd.	29,486	0.0
2,800		Circle K Sunkus Co., Ltd.	60,139	0.0
4,400		Coca-Cola Central Japan Co., Ltd.	57,152	0.0
11,600		Coca-Cola West Co., Ltd.	204,285	0.1
2,220		Cocokara Fine Holdings, Inc.	70,100	0.0
1,300		Cosmos Pharmaceutical Corp.	65,715	0.0
2,500		Create SD Holdings	63,630	0.0
37		Dr Ci:Labo Co., Ltd.	170,925	0.1
1,500		Dydo Drinco, Inc.	59,877	0.0
2,200		Echo Trading Co., Ltd.	19,563	0.0
2,600		Eco’s Co., Ltd.	15,640	0.0
10,000		Ezaki Glico Co., Ltd.	120,281	0.0
10,000		FamilyMart Co., Ltd.	423,809	0.1
6,800		Fancl Corp.	91,559	0.0
9,000		Fuji Oil Co., Ltd.	128,443	0.0
2,000		Fujicco Co., Ltd.	24,394	0.0
25,000	@	Fujiya Co., Ltd.	55,416	0.0
1,700		Genky Stores, Inc.	50,854	0.0
5,400		Harashin Narus Holdings Co., Ltd.	90,091	0.0
15,000	@	Hayashikane Sangyo Co., Ltd.	14,561	0.0
5,000		Heiwado Co., Ltd.	67,584	0.0
3,700		Hokuto Corp.	78,077	0.0
9,200		House Foods Corp.	157,748	0.1
4,900		Inageya Co., Ltd.	54,583	0.0
8,400		Ito En Ltd.	151,201	0.1
1,600		Itochu-Shokuhin Co., Ltd.	59,227	0.0
18,000		Itoham Foods, Inc.	68,192	0.0
12,000		Izumiya Co., Ltd.	65,143	0.0
300		Japan Foods Co. Ltd	3,198	0.0
760		Japan Tobacco, Inc.	4,301,948	1.0
28,000		J-Oil Mills, Inc.	80,686	0.0
11,500	L	Kagome Co., Ltd.	225,141	0.1
85,700	L	Kao Corp.	2,259,925	0.5
2,700		Kasumi Co., Ltd.	18,113	0.0
3,600		Kato Sangyo Co., Ltd.	71,354	0.0
16,400		Kewpie Corp.	242,151	0.1
3,400		KEY Coffee, Inc.	61,309	0.0
28,000	L	Kikkoman Corp.	325,280	0.1
140,000		Kirin Brewery Co., Ltd.	1,822,961	0.4
2,200		Kirindo Co., Ltd.	14,418	0.0
5,100		Kobayashi Pharmaceutical Co., Ltd.	255,496	0.1
4,200		Kose Corp.	95,327	0.0
14,000		Kyodo Shiryo Co., Ltd.	16,570	0.0
13,000	L	Kyokuyo Co. Ltd.	31,162	0.0
10,300		Lawson, Inc.	648,868	0.2
1,200		Life Corp.	19,734	0.0
41,000		Lion Corp.	235,308	0.1
1,100		Mandom Corp.	27,639	0.0
9,000		Marudai Food Co., Ltd.	34,967	0.0
14,000		Maruetsu, Inc.	52,824	0.0
64,000		Maruha Nichiro Holdings, Inc.	112,387	0.0
4,500	L	Matsumotokiyoshi Holdings Co., Ltd.	97,806	0.0
6,400		Megmilk Snow Brand Co., Ltd.	119,663	0.0
11,500		MEIJI Holdings Co., Ltd.	503,844	0.1
700		Meito Sangyo Co., Ltd.	8,796	0.0
4,000		Mikuni Coca-Cola Bottling Co., Ltd.	34,205	0.0
960		Milbon Co., Ltd.	27,653	0.0
900		Ministop Co., Ltd.	17,431	0.0
23,000		Mitsui Sugar Co., Ltd.	77,108	0.0
18,000		Miyoshi Oil & Fat Co., Ltd.	24,498	0.0
19,000		Morinaga & Co., Ltd.	44,072	0.0
35,000		Morinaga Milk Industry Co., Ltd.	137,666	0.0
17,000		Morozoff Ltd.	56,776	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
1,000		Nagatanien Co., Ltd.	$11,038	0.0
2,000		Nakamuraya Co., Ltd.	9,864	0.0
5,400		Natori Co., Ltd.	57,536	0.0
9,000		Nichimo Co. Ltd	23,361	0.0
42,000		Nichirei Corp.	197,986	0.1
670		Nihon Chouzai Co., Ltd.	21,773	0.0
23,000		Nippon Beet Sugar Manufacturing Co., Ltd.	51,214	0.0
20,000		Nippon Flour Mills Co., Ltd.	92,028	0.0
30,000		Nippon Formula Feed Manufacturing Co., Ltd.	41,769	0.0
27,000		Nippon Meat Packers, Inc.	344,746	0.1
40,100		Nippon Suisan Kaisha Ltd.	137,013	0.0
5,000		Nisshin Oillio Group Ltd.	20,704	0.0
33,500		Nisshin Seifun Group, Inc.	407,078	0.1
13,600		Nissin Food Products Co., Ltd.	509,037	0.1
20,000		Oenon Holdings, Inc.	48,181	0.0
1,500		OIE Sangyo Co., Ltd.	15,207	0.0
3,000		Okuwa Co., Ltd.	42,886	0.0
2,900		Olympic Corp.	27,283	0.0
3,200		Pigeon Corp.	119,456	0.0
1,800		Pola Orbis Holdings, Inc.	53,859	0.0
5,900		Poplar Co., Ltd.	34,846	0.0
11,000		Prima Meat Packers Ltd.	20,539	0.0
1,900		Rock Field Co., Ltd.	36,843	0.0
2,700		Ryoshoku Ltd.	69,184	0.0
7,500		S Foods, Inc.	60,742	0.0
1,700		Sakata Seed Corp.	23,646	0.0
900		San-A Co., Ltd.	34,155	0.0
46,000		Sapporo Holdings Ltd.	170,598	0.1
127,600		Seven & I Holdings Co., Ltd.	3,804,963	0.9
55,900	L	Shiseido Co., Ltd.	968,079	0.2
2,000		Showa Sangyo Co., Ltd.	6,290	0.0
1,300		Sogo Medical Co., Ltd.	46,859	0.0
6,000		Starzen Co., Ltd.	18,593	0.0
4,700		Sugi Pharmacy Co., Ltd.	143,743	0.1
6,100		Sundrug Co., Ltd.	189,083	0.1
28,000		Takara Holdings, Inc.	191,333	0.1
10,000		Tobu Store Co., Ltd.	33,753	0.0
10,000		Toho Co., Ltd./Hyogo	37,484	0.0
15,000		Tohto Suisan Co., Ltd.	28,993	0.0
7,700		Torigoe Co., Ltd.	62,750	0.0
3,000		Toyo Sugar Refining Co., Ltd.	3,645	0.0
17,000		Toyo Suisan Kaisha Ltd.	442,051	0.1
2,600		Tsuruha Holdings, Inc.	153,744	0.1
18,500		Uni-Charm Corp.	976,618	0.2
5,300		Unihair Co. Ltd.	60,489	0.0
23,100		UNY Co., Ltd.	251,779	0.1
2,600		Valor Co., Ltd.	43,421	0.0
3,300		Warabeya Nichiyo Co., Ltd.	55,596	0.0
3,200		Yaizu Suisankagaku Industry Co., Ltd.	31,819	0.0
19,100	L	Yakult Honsha Co., Ltd.	658,406	0.2
330		Yamaya Corp.	7,089	0.0
26,000		Yamazaki Baking Co., Ltd.	373,607	0.1
4,000		Yamazawa Co., Ltd.	68,000	0.0
1,800		Yaoko Co., Ltd.	59,664	0.0
6,000		Yomeishu Seizo Co., Ltd.	57,463	0.0
2,800		Yonekyu Corp.	25,256	0.0
			30,645,416	6.8
		Energy: 1.6%
11,300		AOC Holdings, Inc.	67,120	0.0
64,000		Cosmo Oil Co., Ltd.	178,585	0.1
26,000	@	Fuji Kosan Co., Ltd.	23,388	0.0
3,800		Idemitsu Kosan Co., Ltd.	380,235	0.1
423		Inpex Holdings, Inc.	2,876,194	0.7
3,400		Itochu Enex Co., Ltd.	20,150	0.0
1,100		Japan Drilling Co., Ltd.	34,981	0.0
5,000		Japan Oil Transportation Co., Ltd.	12,469	0.0
6,200	L	Japan Petroleum Exploration Co.	290,758	0.1
350,310		JX Holdings, Inc.	2,185,657	0.5
5,000		Kanto Natural Gas Development Ltd	26,049	0.0
9,000		Kyoei Tanker Co., Ltd.	24,326	0.0
5,000		Mitsuuroko Co., Ltd.	32,169	0.0
4,000		Modec, Inc.	83,259	0.0
4,700		Nippon Gas Co., Ltd.	74,630	0.0
4,500		Sala Corp.	29,768	0.0
5,000		San-Ai Oil Co., Ltd.	26,078	0.0
6,700		Shinko Plantech Co., Ltd.	57,342	0.0
27,500		Showa Shell Sekiyu KK	176,412	0.0
10,000		Sinanen Co., Ltd.	43,737	0.0
51,000		TonenGeneral Sekiyu KK	471,681	0.1
9,000		Toyo Kanetsu K K	20,087	0.0
			7,135,075	1.6
		Financials: 16.7%
52,000		77 Bank Ltd.	230,609	0.1
7,240		Acom Co., Ltd.	163,294	0.1
10,400		Aeon Credit Service Co., Ltd.	164,588	0.1
14,200		Aeon Mall Co., Ltd.	331,691	0.1
1,400		Aichi Bank Ltd.	84,874	0.0
56,100		Aiful Corp.	117,729	0.0
8,800		Airport Facilities Co., Ltd.	41,394	0.0
18,000		Akita Bank Ltd.	59,167	0.0
29,000		Aomori Bank Ltd.	89,919	0.0
90,000	L	Aozora Bank Ltd.	261,668	0.1
25,000	L	Awa Bank Ltd.	153,776	0.1
2,200	L	Bank of Iwate Ltd.	99,766	0.0
59,000		Bank of Kyoto Ltd.	537,741	0.1
29,000		Bank of Nagoya Ltd.	104,496	0.0
2,500		Bank of Okinawa Ltd.	111,937	0.0
16,000		Bank of Saga Ltd.	45,695	0.0
100		Bank of the Ryukyus Ltd.	1,361	0.0
212,000		Bank of Yokohama Ltd.	1,066,089	0.3
7,600		Century Leasing System, Inc.	154,325	0.1
122,000		Chiba Bank Ltd.	781,639	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
6,600	@	Chiba Kogyo Bank Ltd.	$38,738	0.0
27,000		Chugoku Bank Ltd.	366,320	0.1
22,000		Chukyo Bank Ltd.	56,952	0.0
579,440		Chuo Mitsui Trust Holdings, Inc.	1,866,117	0.4
25,400		Credit Saison Co., Ltd.	517,885	0.1
9,800		Daibiru Corp.	74,077	0.0
1,627	L	Dai-ichi Life Insurance Co., Ltd.	2,272,970	0.5
5,900		Daiko Clearing Services Corp.	22,760	0.0
22,000		Daikyo, Inc.	60,026	0.0
29,000		Daisan Bank Ltd.	61,677	0.0
42,000		Daishi Bank Ltd.	147,969	0.0
13,000		Daito Bank Ltd.	11,361	0.0
13,200		Daito Trust Construction Co., Ltd.	1,191,993	0.3
90,000	L	Daiwa House Industry Co., Ltd.	1,196,437	0.3
310,000		Daiwa Securities Group, Inc.	1,235,252	0.3
27,000		Ehime Bank Ltd.	77,298	0.0
18,000		Eighteenth Bank Ltd.	57,089	0.0
30,000		FIDEA Holdings Co., Ltd.	81,397	0.0
75	@	Fidec Corp.	10,490	0.0
29,000		Fukui Bank Ltd.	92,069	0.0
136,000		Fukuoka Financial Group, Inc.	606,170	0.2
7,000		Fukushima Bank Ltd.	5,752	0.0
2,800		Fuyo General Lease Co., Ltd.	99,714	0.0
3,870		Goldcrest Co., Ltd.	71,006	0.0
72,000		Gunma Bank Ltd.	386,770	0.1
61,000		Hachijuni Bank Ltd.	360,962	0.1
30,000		Heiwa Real Estate Co., Ltd.	82,083	0.0
16,000		Higashi-Nippon Bank Ltd.	37,070	0.0
18,000		Higo Bank Ltd.	106,978	0.0
76,000		Hiroshima Bank Ltd.	348,158	0.1
8,400		Hitachi Capital Corp.	125,862	0.0
40,000		Hokkoku Bank Ltd.	150,736	0.0
41,000		Hokkoku Bank Ltd.	87,994	0.0
201,000		Hokugin Financial Group, Inc.	385,273	0.1
12,400		Hulic Co., Ltd.	150,571	0.0
33,000		Hyakugo Bank Ltd.	152,627	0.0
33,000		Hyakujushi Bank Ltd.	154,281	0.1
3,500		IBJ Leasing Co., Ltd.	91,408	0.0
4,500		Ichiyoshi Securities Co., Ltd.	31,897	0.0
1,500		Iida Home Max	12,839	0.0
6,500		Iwai Securities Co., Ltd.	34,645	0.0
34,000		Iyo Bank Ltd.	302,140	0.1
18,000		Jaccs Co., Ltd.	64,690	0.0
3,800		Jafco Co., Ltd.	93,219	0.0
81,000	@	Japan Asia Investment Co., Ltd.	73,074	0.0
7,000		Japan Securities Finance Co., Ltd.	41,013	0.0
1,100		Jowa Holdings Co. Ltd	19,655	0.0
128,000		Joyo Bank Ltd.	588,227	0.1
34,000		Juroku Bank Ltd.	117,349	0.0
19,500	L	kabu.com Securities Co., Ltd.	74,420	0.0
20,000		Kagoshima Bank Ltd.	127,844	0.0
35,000		Kansai Urban Banking Corp.	53,480	0.0
9,100		Keihanshin Building Co. Ltd	43,015	0.0
20,000		Keiyo Bank Ltd.	96,195	0.0
342	@	Kenedix, Inc.	67,445	0.0
2,300		Kita-Nippon Bank Ltd.	63,516	0.0
127,000		Kiyo Holdings, Inc.	189,581	0.1
5,000		Kosei Securities Co., Ltd.	6,589	0.0
6,300		Kyokuto Securities Co., Ltd.	54,828	0.0
51		Land Business Co., Ltd.	10,383	0.0
12,900	@,L	Leopalace21 Corp.	44,161	0.0
12,400		Marusan Securities Co., Ltd.	56,454	0.0
15,200		Matsui Securities Co., Ltd.	98,815	0.0
22,000		Michinoku Bank Ltd.	45,076	0.0
7,000		Mie Bank Ltd.	16,893	0.0
10,000		Minato Bank Ltd.	18,648	0.0
3,000		Mito Securities Co., Ltd.	8,312	0.0
211,000		Mitsubishi Estate Co., Ltd.	3,794,219	0.9
2,364,100	L	Mitsubishi UFJ Financial Group, Inc.	11,863,929	2.7
7,570		Mitsubishi UFJ Lease & Finance Co., Ltd.	334,700	0.1
136,000		Mitsui Fudosan Co., Ltd.	2,626,286	0.6
89,411	L	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,849,767	0.4
28,000		Miyazaki Bank Ltd.	79,603	0.0
3,901,000	L	Mizuho Financial Group, Inc.	6,418,203	1.4
383		Monex Beans Holdings, Inc.	84,566	0.0
4,700		Musashino Bank Ltd.	162,216	0.1
17,000		Nagano Bank Ltd.	33,306	0.0
30,000		Nanto Bank Ltd.	141,892	0.0
100,000		Nishi-Nippon City Bank Ltd.	283,169	0.1
6,400		Nisshin Fudosan Co.	48,661	0.0
63,050		NKSJ Holdings, Inc.	1,420,469	0.3
643,800		Nomura Holdings, Inc.	2,869,508	0.7
12,300		Nomura Real Estate Holdings, Inc.	218,691	0.1
205		NTT Urban Development Corp.	167,894	0.1
25,000		Ogaki Kyoritsu Bank Ltd.	90,288	0.0
22,000		Oita Bank Ltd.	70,432	0.0
13,000		Okasan Securities Group, Inc.	55,264	0.0
52,000	@	Orient Corp.	58,916	0.0
15,260		ORIX Corp.	1,466,117	0.3
10,400		Osaka Securities Finance Co., Ltd.	23,356	0.0
3,800		Pocket Card Co., Ltd.	16,174	0.0
267,900		Resona Holdings, Inc.	1,239,204	0.3
500		Ricoh Leasing Co., Ltd.	11,658	0.0
19,000		San-In Godo Bank Ltd.	150,881	0.0
38,100		Sapporo Hokuyo Holdings, Inc.	141,207	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
3,503		Softbank Investment Corp.	$334,380	0.1
121,250		Senshu Ikeda Holdings, Inc.	168,469	0.1
84,000		Seven Bank Ltd.	184,210	0.1
30,000		Shiga Bank Ltd.	179,883	0.1
17,000		Shikoku Bank Ltd.	63,802	0.0
1,600		Shimizu Bank Ltd.	63,232	0.0
217,000		Shinsei Bank Ltd.	285,663	0.1
99,000	L	Shizuoka Bank Ltd.	1,022,179	0.2
6,200		Shoei Co., Ltd./Chiyoda-ku	25,477	0.0
31,800		Sony Financial Holdings, Inc.	567,439	0.1
228,952	L	Sumitomo Mitsui Financial Group, Inc.	7,577,793	1.7
1,540		Sumitomo Real Estate Sales	72,405	0.0
71,000		Sumitomo Realty & Development Co., Ltd.	1,728,984	0.4
77		Sun Frontier Fudousan Co., Ltd.	16,464	0.0
36,000		Suruga Bank Ltd.	369,403	0.1
116,000		T&D Holdings, Inc.	1,354,395	0.3
9,000		Taiko Bank Ltd/The	28,130	0.0
7,600		Takara Leben Co., Ltd.	72,047	0.0
14,000		TOC Co., Ltd.	78,996	0.0
13,000		Tochigi Bank Ltd.	48,516	0.0
20,000		Toho Bank Ltd.	68,500	0.0
31,000		Tohoku Bank Ltd.	56,301	0.0
34,000		Tokai Tokyo Financial Holdings	128,211	0.0
115,200		Tokio Marine Holdings, Inc.	3,188,871	0.7
7,000		Tokyo Rakutenchi Co., Ltd.	26,019	0.0
45,000		Tokyo Tatemono Co., Ltd.	184,204	0.1
6,000		Tokyo Tatemono Real Estate Sales Co., Ltd.	20,597	0.0
37,000	L	Tokyo Theatres Co., Inc.	53,580	0.0
5,700		Tokyo Tomin Bank Ltd.	69,081	0.0
52,000		Tokyu Land Corp.	256,562	0.1
2,800		Tokyu Livable, Inc.	29,186	0.0
14,000		Tomato Bank Ltd.	27,006	0.0
29,100		TOMONY Holdings, Inc.	141,835	0.0
126		Tosei Corp.	50,225	0.0
22,000		Tottori Bank Ltd.	47,124	0.0
29,000		Towa Bank Ltd.	33,741	0.0
25,000		Toyo Securities Co., Ltd.	69,581	0.0
8,800		Tsukuba Bank Ltd.	30,927	0.0
2,200		Yachiyo Bank Ltd.	54,158	0.0
15,000		Yamagata Bank Ltd.	71,383	0.0
30,000		Yamaguchi Financial Group, Inc.	273,655	0.1
11,000		Yamanashi Chuo Bank Ltd.	49,001	0.0
			74,790,644	16.7
		Health Care: 5.8%
9,400		Alfresa Holdings Corp.	448,113	0.1
900		As One Corp.	19,948	0.0
6,000		ASKA Pharmaceutical Co., Ltd.	36,694	0.0
70,300	L	Astellas Pharma, Inc.	2,895,591	0.7
2,300		BML, Inc.	58,526	0.0
38,100		Chugai Pharmaceutical Co., Ltd.	705,862	0.2
2,500		CMIC Co., Ltd.	41,654	0.0
1,200		Create Medic Co., Ltd.	11,954	0.0
109,300		Daiichi Sankyo Co., Ltd.	1,997,884	0.5
200		Daiken Medical Co. Ltd	2,249	0.0
25,100		Dainippon Sumitomo Pharma Co., Ltd.	267,173	0.1
900		Daito Pharmaceutical Co. Ltd	13,931	0.0
3,600		Eiken Chemical Co., Ltd.	48,433	0.0
40,000	L	Eisai Co., Ltd.	1,590,509	0.4
29		EPS Co., Ltd.	64,037	0.0
4,100		Falco Biosystems Ltd.	45,626	0.0
10,100		Hisamitsu Pharmaceutical Co., Inc.	479,548	0.1
5,000		Hitachi Medical Corp.	66,694	0.0
1,900		Hogy Medical Co., Ltd.	84,896	0.0
693	@	I’rom Holdings Co., Ltd.	22,597	0.0
2,800		Japan Medical Dynamic Marketing, Inc.	9,351	0.0
16,000		Jeol Ltd.	47,270	0.0
9,000		Kaken Pharmaceutical Co., Ltd.	113,612	0.0
4,600		Kissei Pharmaceutical Co., Ltd.	90,279	0.0
9,000		Kyorin Co., Ltd.	171,021	0.1
44,000		Kyowa Hakko Kogyo Co., Ltd.	491,261	0.1
24	L	M3, Inc.	87,391	0.0
31,400		Mediceo Paltac Holdings Co., Ltd.	408,547	0.1
8,200		Miraca Holdings, Inc.	321,126	0.1
31,900		Mitsubishi Tanabe Pharma Corp.	449,195	0.1
10,000		Mochida Pharmaceutical Co., Ltd.	118,200	0.0
5,100		Nagaileben Co., Ltd.	76,360	0.0
3,500		Nichii Gakkan Co.	47,040	0.0
4,800		Nichi-iko Pharmaceutical Co., Ltd.	105,945	0.0
6,200		Nihon Kohden Corp.	166,758	0.0
11,000		Nikkiso Co., Ltd.	115,684	0.0
6,000		Nippon Chemiphar Co., Ltd.	33,093	0.0
5,000		Nippon Shinyaku Co., Ltd.	61,830	0.0
9,400	L	Nipro Corp.	69,902	0.0
2,900		Nissui Pharmaceutical Co., Ltd.	26,676	0.0
37,800		Olympus Corp.	620,955	0.2
16,300		Ono Pharmaceutical Co., Ltd.	908,180	0.2
64,300		Otsuka Holdings Co. Ltd.	1,906,146	0.4
3,000		Paramount Bed Holdings Co. Ltd.	88,513	0.0
12,000		Rohto Pharmaceutical Co., Ltd.	149,947	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
10,700		Santen Pharmaceutical Co., Ltd.	$457,543	0.1
2,300		Sawai Pharmaceutical Co., Ltd.	243,982	0.1
5,900		Seikagaku Corp.	65,964	0.0
3,300		Shin Nippon Biomedical Laboratories Ltd.	9,377	0.0
50,800		Shionogi & Co., Ltd.	705,334	0.2
4,900		Ship Healthcare Holdings, Inc.	100,446	0.0
12,200		Suzuken Co., Ltd.	377,369	0.1
11,200		Sysmex Corp.	455,020	0.1
3,400		Taiko Pharmaceutical Co., Ltd.	34,127	0.0
8,100		Taisho Pharmaceutical Holdings Co. Ltd.	656,446	0.2
120,400		Takeda Pharmaceutical Co., Ltd.	5,305,249	1.2
24,700		Terumo Corp.	1,186,925	0.3
7,200		Toho Pharmaceutical Co., Ltd.	128,407	0.0
2,000		Tokai Corp./Gifu	41,400	0.0
4,000		Torii Pharmaceutical Co., Ltd.	75,264	0.0
2,000		Towa Pharmaceutical Co., Ltd.	99,566	0.0
9,800		Tsumura & Co.	283,280	0.1
9,700		Vital KSK Holdings, Inc.	82,840	0.0
6,000		Wakamoto Pharmaceutical Co., Ltd.	17,927	0.0
2,000		ZERIA Pharmaceutical Co., Ltd.	35,758	0.0
			25,948,425	5.8
		Industrials: 21.1%
2,000	@	A&A Material Corp.	2,159	0.0
2,300		Advan Co., Ltd.	21,949	0.0
7,000	@	Advanex, Inc.	8,030	0.0
2,800		Aeon Delight Co., Ltd.	59,047	0.0
9,300		Aica Kogyo Co., Ltd.	134,002	0.1
11,400		Aichi Corp.	52,202	0.0
1,200		Aida Engineering Ltd.	6,950	0.0
1,600		Airtech Japan Ltd.	7,602	0.0
423,000	L	All Nippon Airways Co., Ltd.	1,278,208	0.3
47,000		Amada Co., Ltd.	319,207	0.1
9,300		Amano Corp.	86,955	0.0
4,000		Anest Iwata Corp.	19,029	0.0
29,400	@	Arrk Corp.	31,087	0.0
7,300		Asahi Diamond Industrial Co., Ltd.	86,300	0.0
156,000		Asahi Glass Co., Ltd.	1,337,331	0.3
4,600		Asahi Kogyosha Co., Ltd.	18,773	0.0
38,000		Asanuma Corp.	33,777	0.0
2,000		Asunaro Aoki Construction Co., Ltd.	10,874	0.0
1,600		Azuma Shipping Co. Ltd	5,073	0.0
3,000		Bando Chemical Industries Ltd.	11,235	0.0
3,000		Bunka Shutter Co., Ltd.	10,878	0.0
30,000		Central Glass Co., Ltd.	132,080	0.0
269		Central Japan Railway Co.	2,221,479	0.5
1,900		Central Security Patrols Co., Ltd.	18,265	0.0
30,000	L	Chiyoda Corp.	384,417	0.1
2,800		Chiyoda Integre Co., Ltd.	34,931	0.0
6,900		Chudenko Corp.	70,808	0.0
6,000		Chugai Ro Co., Ltd.	20,684	0.0
7,700		CKD Corp.	61,419	0.0
16,100		COMSYS Holdings Corp.	175,206	0.1
5,200		Cosel Co., Ltd.	72,676	0.0
5,400		CTI Engineering Co., Ltd.	37,289	0.0
98,000	L	Dai Nippon Printing Co., Ltd.	1,008,515	0.2
11,000	L	Dai-Dan Co., Ltd.	68,367	0.0
4,000		Daido Kogyo Co., Ltd.	7,450	0.0
12,500		Daifuku Co., Ltd.	73,064	0.0
10,000		Daihen Corp.	36,062	0.0
21,000		Daiho Corp.	30,763	0.0
29,000	L	Daiichi Chuo KK	42,020	0.0
12,000		Daiichi Jitsugyo Co., Ltd.	59,838	0.0
41,100	L	Daikin Industries Ltd.	1,127,612	0.3
1,200		Daiohs Corp.	7,244	0.0
4,600		Daiseki Co., Ltd.	85,524	0.0
14,000		Danto Holdings Corp.	17,009	0.0
1,600		Denyo Co., Ltd.	19,923	0.0
2,000		Dijet Industrial Co., Ltd.	4,596	0.0
12	@	Dream Incubator, Inc.	12,746	0.0
8,800		Duskin Co., Ltd.	176,068	0.1
53,200		East Japan Railway Co.	3,358,462	0.8
52,000		Ebara Corp.	188,152	0.1
700		Ebara Jitsugyo Co., Ltd.	10,750	0.0
33,000	@	Enshu Ltd.	35,601	0.0
31,900		Fanuc Ltd.	5,713,774	1.3
17,900	@	Fudo Tetra Corp.	34,077	0.0
83,000		Fuji Electric Holdings Co., Ltd.	219,233	0.1
48,000		Fujikura Ltd.	161,778	0.1
21,000		Fujitec Co., Ltd.	139,343	0.1
11,000		Fukuda Corp.	39,852	0.0
1,700		Fukushima Industries Corp.	24,457	0.0
15,000		Fukuyama Transporting Co., Ltd.	81,814	0.0
187	@	FULLCAST Holdings Co., Ltd.	42,281	0.0
9,800		Funai Consulting Co., Ltd.	66,142	0.0
38,000		Furukawa Co., Ltd.	36,928	0.0
100,000		Furukawa Electric Co., Ltd.	268,008	0.1
6,800		Futaba Corp.	97,593	0.0
2,000		Gakujo Co., Ltd.	8,852	0.0
10,300		Glory Ltd.	225,889	0.1
58,000	L	GS Yuasa Corp.	320,697	0.1
1,500		Hamakyorex Co., Ltd.	52,042	0.0
207,000		Hankyu Hanshin Holdings, Inc.	903,906	0.2
30,000		Hanwa Co., Ltd.	136,898	0.1
22,200		Hazama Corp.	66,806	0.0
1,600		Helios Techno Holdings Co., Ltd.	2,759	0.0
5,300		Hibiya Engineering Ltd.	58,381	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
44,000		Hino Motors Ltd.	$320,972	0.1
2,700		Hirakawa Hewtech Corp.	25,407	0.0
7,000		Hisaka Works Ltd.	77,555	0.0
21,000		Hitachi Cable Ltd.	59,572	0.0
18,100		Hitachi Construction Machinery Co., Ltd.	404,867	0.1
300		Hitachi Tool Engineering Ltd.	3,065	0.0
5,400		Hitachi Transport System Ltd.	98,443	0.0
97,500		Hitachi Zosen Corp.	127,881	0.0
6,600		Hoshizaki Electric Co., Ltd.	156,557	0.1
10,000		Hosokawa Micron Corp.	59,285	0.0
47,000	@	Howa Machinery Ltd.	49,076	0.0
6,900		Ichinen Holdings Co., Ltd.	35,908	0.0
600		Idec Corp.	5,949	0.0
218,000		IHI Corp.	554,137	0.1
9,500		Iino Kaiun Kaisha Ltd.	43,173	0.0
2,500		Inaba Denki Sangyo Co., Ltd.	75,160	0.0
6,200		Inaba Seisakusho Co., Ltd.	74,664	0.0
9,300		Inabata & Co., Ltd.	64,777	0.0
8,500		Inui Steamship Co., Ltd.	33,499	0.0
28,000		Iseki & Co., Ltd.	71,753	0.0
10,000		Ishii Iron Works Co., Ltd.	21,107	0.0
243,500	L	Itochu Corp.	2,667,989	0.6
9,000	@	Iwasaki Electric Co., Ltd.	19,067	0.0
20,000		Iwatani International Corp.	66,989	0.0
900		Jalux, Inc.	9,477	0.0
7,700		Japan Airport Terminal Co., Ltd.	101,503	0.0
3,350	@	Japan Bridge Corp.	13,378	0.0
20,000		Japan Pulp & Paper Co., Ltd.	71,847	0.0
52,000	L	Japan Steel Works Ltd.	358,899	0.1
14,000		Japan Transcity Corp.	47,769	0.0
2,000		J-COM Holdings Co. Ltd	18,262	0.0
21,000		JFE Shoji Holdings, Inc.	109,605	0.0
33,000		JGC Corp.	1,029,860	0.2
6,100		JK Holdings Co., Ltd.	28,805	0.0
42,570		JS Group Corp.	896,199	0.2
26,400		JTEKT Corp.	319,572	0.1
17,000		Juki Corp.	37,155	0.0
167,000	L	Kajima Corp.	509,833	0.1
34,000		Kamigumi Co., Ltd.	282,303	0.1
2,000		Kanaden Corp.	12,622	0.0
6,000		Kanagawa Chuo Kotsu Co., Ltd.	32,952	0.0
4,000		Kandenko Co., Ltd.	19,502	0.0
70,000	@	Kanematsu Corp.	84,114	0.0
3,800	@	Kanematsu-NNK Corp.	8,093	0.0
6,300		Katakura Industries Co., Ltd.	58,203	0.0
20,000		Kato Works Co., Ltd.	95,813	0.0
2,300		Kawada Technologies, Inc.	34,299	0.0
237,000	L	Kawasaki Heavy Industries Ltd.	732,441	0.2
75,000	L	Kawasaki Kisen Kaisha Ltd.	166,721	0.1
66,000		Keihan Electric Railway Co., Ltd.	314,575	0.1
79,000	L	Keihin Electric Express Railway Co., Ltd.	691,798	0.2
88,000		Keio Corp.	631,419	0.2
50,000		Keisei Electric Railway Co., Ltd.	387,803	0.1
9,500		Kimura Chemical Plants Co., Ltd.	43,745	0.0
700		Kimura Unity Co., Ltd.	6,411	0.0
28,000		Kinden Corp.	216,857	0.1
4,400		King Jim Co., Ltd.	35,372	0.0
4,000		Kinki Sharyo Co., Ltd.	15,316	0.0
280,000	L	Kintetsu Corp.	1,066,803	0.3
3,200		Kintetsu World Express, Inc.	111,797	0.0
28,000		Kitagawa Iron Works Co., Ltd.	57,761	0.0
19,000		Kitano Construction Corp.	43,019	0.0
6,000		Kitazawa Sangyo Co., Ltd.	13,183	0.0
14,100		Kitz Corp.	61,857	0.0
13,000	@	Kokusai Kogyo Holdings Co. Ltd	27,651	0.0
11,500		Kokuyo Co., Ltd.	86,265	0.0
5,950		Komai Tekko, Inc.	19,020	0.0
152,200	L	Komatsu Ltd.	4,376,431	1.0
4,100		Komatsu Wall Industry Co., Ltd.	43,072	0.0
6,100		Komori Corp.	52,813	0.0
9,400	@	Kosaido Co., Ltd.	33,709	0.0
2,500		KRS Corp.	26,206	0.0
144,000	L	Kubota Corp.	1,393,874	0.3
10,000	@	Kumagai Gumi Co., Ltd.	10,674	0.0
17,200		Kurita Water Industries Ltd.	423,452	0.1
1,100		Kuroda Electric Co., Ltd.	12,171	0.0
4,000		Kyodo Printing Co., Ltd.	11,095	0.0
5,000		Kyoei Sangyo Co., Ltd./Tokyo	9,498	0.0
1,000		Kyokuto Kaihatsu Kogyo Co., Ltd.	9,921	0.0
11,600		Kyowa Exeo Corp.	104,763	0.0
9,000		Kyudenko Corp.	52,999	0.0
4,800		Mabuchi Motor Co., Ltd.	219,299	0.1
20,000		Maeda Corp.	88,222	0.0
9,000		Maeda Road Construction Co., Ltd.	112,255	0.0
3,000		Maezawa Industries, Inc.	8,455	0.0
3,700		Maezawa Kasei Industries Co., Ltd.	43,838	0.0
1,900		Maezawa Kyuso Industries Co., Ltd.	28,015	0.0
14,000	L	Makino Milling Machine Co.	121,133	0.0
20,800		Makita Corp.	844,315	0.2
268,000		Marubeni Corp.	1,948,952	0.5

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
1,200		Maruka Machinery Co. Ltd	$12,222	0.0
3,700		Maruwn Corp.	9,582	0.0
4,000		Maruyama Manufacturing Co., Inc.	8,799	0.0
16,000		Maruzen Showa Unyu Co., Ltd.	51,629	0.0
3,500		Matsuda Sangyo Co., Ltd.	57,499	0.0
5,000		Matsui Construction Co., Ltd.	19,690	0.0
3,000		Max Co., Ltd.	37,804	0.0
30,000	L	Meidensha Corp.	109,721	0.0
1,300		Meiji Shipping Co., Ltd.	5,694	0.0
2,100		Meitec Corp.	42,516	0.0
3,300		Meito Transportation Co., Ltd.	24,842	0.0
5,700		Meiwa Corp.	27,628	0.0
52,000		Minebea Co., Ltd.	228,954	0.1
15,310		Mirait Holdings Corp.	111,683	0.0
9,800		MISUMI Group, Inc.	239,546	0.1
221,500	L	Mitsubishi Corp.	5,183,536	1.2
305,000		Mitsubishi Electric Corp.	2,723,525	0.6
517,000		Mitsubishi Heavy Industries Ltd.	2,519,152	0.6
18,000		Mitsubishi Kakoki Kaisha Ltd.	36,759	0.0
25,000		Mitsubishi Logistics Corp.	297,352	0.1
3,100		Mitsubishi Pencil Co., Ltd.	54,233	0.0
4,000		Mitsuboshi Belting Co., Ltd.	22,216	0.0
262,700	L	Mitsui & Co., Ltd.	4,335,675	1.0
125,000	L	Mitsui Engineering & Shipbuilding Co., Ltd.	218,879	0.1
34,000	L	Mitsui Matsushima Co., Ltd.	72,392	0.0
162,000	L	Mitsui OSK Lines Ltd.	710,977	0.2
3,000		Mitsui-Soko Co., Ltd.	12,856	0.0
10,000		Mitsumura Printing Co., Ltd.	33,507	0.0
4,900		Miura Co., Ltd.	127,442	0.0
3,700		Miyachi Corp.	32,265	0.0
5,000	@	Miyaji Engineering Group, Inc.	9,790	0.0
3,100	@	Miyakoshi Holdings, Inc.	15,019	0.0
900		MonotaRO Co., Ltd.	13,905	0.0
17,200	L	Mori Seiki Co., Ltd.	177,809	0.1
10,000		Morita Holdings Corp.	64,104	0.0
7,400		Moshi Moshi Hotline, Inc.	74,145	0.0
14,600		Nabtesco Corp.	302,319	0.1
2,000		NAC Co., Ltd.	39,365	0.0
29,000		Nachi-Fujikoshi Corp.	168,235	0.1
17,100		Nagase & Co., Ltd.	212,533	0.1
113,000	L	Nagoya Railroad Co., Ltd.	311,705	0.1
1,500		Nakano Corp.	3,295	0.0
61,000		Nankai Electric Railway Co., Ltd.	259,777	0.1
1,600		NEC Capital Solutions Ltd.	26,581	0.0
4,800		NEC Networks & System Integration Corp.	68,607	0.0
43,000		NGK Insulators Ltd.	619,461	0.2
13,000		Nichias Corp.	72,158	0.0
3,000		Nichiban Co. Ltd	9,819	0.0
1,400		Nichiden Corp.	37,624	0.0
4,400		Nichiha Corp.	54,741	0.0
11,000		Nichireki Co., Ltd.	59,910	0.0
16,400		Nidec Corp.	1,499,369	0.4
1,800		Nihon M&A Center, Inc.	47,799	0.0
1,800		Nihon Trim Co., Ltd.	47,083	0.0
5,000		Nikko Co., Ltd.	19,416	0.0
10,000		Nippo Corp.	111,275	0.0
21,000		Nippon Carbon Co., Ltd.	59,386	0.0
22,300		Nippon Conveyor Co., Ltd.	22,206	0.0
9,000		Nippon Densetsu Kogyo Co., Ltd.	89,288	0.0
130,000		Nippon Express Co., Ltd.	510,282	0.1
1,100		Nippon Filcon Co., Ltd./Tokyo	5,339	0.0
4,200		Nippon Kanzai Co., Ltd.	75,823	0.0
16,000		Nippon Koei Co., Ltd.	55,784	0.0
11,600		Nippon Konpo Unyu Soko Co., Ltd.	143,087	0.1
2,500		Nippon Kucho Service Co., Ltd.	22,815	0.0
17,000		Nippon Road Co., Ltd.	72,242	0.0
1,000		Nippon Seisen Co., Ltd.	5,175	0.0
10,000		Nippon Sharyo Ltd.	41,449	0.0
122,000	L	Nippon Sheet Glass Co., Ltd.	188,643	0.1
7,400		Nippon Signal Co., Ltd.	46,432	0.0
15,000		Nippon Steel Trading Co., Ltd.	49,028	0.0
9,000		Nippon Thompson Co., Ltd.	57,153	0.0
256,880	L	Nippon Yusen KK	813,805	0.2
9,000		Nippon Yusoki Co., Ltd.	28,096	0.0
45,000		Nishimatsu Construction Co., Ltd.	105,819	0.0
36,000		Nishi-Nippon Railroad Co., Ltd.	169,269	0.1
5,900		Nissei Plastic Industrial Co., Ltd.	32,774	0.0
7,800		Nissha Printing Co., Ltd.	102,764	0.0
16,000		Nissin Corp.	42,489	0.0
7,000		Nissin Electric Co., Ltd.	42,587	0.0
3,100		Nitta Corp.	57,121	0.0
10,000		Nitto Boseki Co., Ltd.	39,447	0.0
4,000		Nitto Kogyo Corp.	52,579	0.0
500		Nitto Kohki Co., Ltd.	11,105	0.0
3,000		Nitto Seiko Co., Ltd.	9,794	0.0
13,000		Nomura Co., Ltd.	46,869	0.0
3,000		Noritake Co., Ltd.	9,144	0.0
6,600		Noritz Corp.	126,041	0.0
43,000		NS United Kaiun Kaisha Ltd.	70,088	0.0
72,000		NSK Ltd.	560,552	0.1
64,000		NTN Corp.	273,464	0.1
4,100		Obara Corp.	55,986	0.0
108,000		Obayashi Corp.	473,029	0.1
16,000	L	Obayashi Road Corp.	49,763	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
102,000	L	Odakyu Electric Railway Co., Ltd.	$964,555	0.2
2,500		Oiles Corp.	49,513	0.0
13,000		Okamura Corp.	90,583	0.0
11,000	@	OKK Corp.	15,715	0.0
21,000		Okuma Corp.	175,368	0.1
30,000		Okumura Corp.	118,257	0.0
2,500		Onoken Co., Ltd.	21,515	0.0
5,000		Organo Corp.	33,867	0.0
11,600		OSG Corp.	176,784	0.1
4,400		Oyo Corp.	53,373	0.0
10,500		Park24 Co., Ltd.	141,984	0.1
2,000		Pasco Corp.	7,704	0.0
72		Pasona Group, Inc.	63,569	0.0
5,000		Pegasus Sewing Machine Manufacturing Co., Ltd.	13,666	0.0
40,000		Penta-Ocean Construction Co., Ltd.	128,119	0.0
32		Pilot Corp.	61,444	0.0
6,900		Pronexus, Inc.	36,150	0.0
11,100	L	PS Mitsubishi Construction Co., Ltd.	58,437	0.0
7,200		Raito Kogyo Co., Ltd.	42,403	0.0
13,000	@	Rasa Industries Ltd.	19,922	0.0
6,200		Rheon Automatic Machinery Co., Ltd.	15,802	0.0
12,000		Ryobi Ltd.	45,798	0.0
13,000		Sakai Heavy Industries Ltd.	43,478	0.0
1,300		Sakai Moving Service Co., Ltd.	27,655	0.0
116,000	@	Sakurada Co., Ltd.	26,661	0.0
10,000	@,L	Sanix, Inc.	28,094	0.0
4,000		Sanki Engineering Co., Ltd.	21,628	0.0
12,000		Sanko Metal Industrial Co., Ltd.	39,616	0.0
43,000		Sankyo-Tateyama Holdings, Inc.	75,303	0.0
34,000		Sankyu, Inc.	133,908	0.0
31,000		Sanwa Shutter Corp.	121,435	0.0
29,000		Sasebo Heavy Industries Co., Ltd.	48,492	0.0
9,000	@	Sata Construction Co., Ltd.	8,823	0.0
700		Sato Holding Corp.	9,886	0.0
3,000		Sato Shoji Corp.	22,492	0.0
31,500		Secom Co., Ltd.	1,552,207	0.4
3,000		Seibu Electric Industry Co., Ltd.	13,155	0.0
2,000		Seika Corp.	6,043	0.0
56,000	@	Seikitokyu Kogyo Co., Ltd.	44,982	0.0
17,000		Seino Holdings Co., Ltd.	123,450	0.0
2,000		Sekisui Jushi Corp.	20,027	0.0
17,000		Senko Co., Ltd.	68,483	0.0
12,000		Shibusawa Warehouse Co., Ltd.	37,188	0.0
3,600		Shibuya Kogyo Co., Ltd.	40,260	0.0
2,200		Shima Seiki Manufacturing Ltd.	42,277	0.0
112,000	L	Shimizu Corp.	450,668	0.1
2,500		Shin Nippon Air Technologies Co., Ltd.	14,849	0.0
10,000		Shin-Keisei Electric Railway Co., Ltd.	42,648	0.0
13,000		Shinmaywa Industries Ltd.	64,971	0.0
10,700		Shinnihon Corp.	29,083	0.0
17,000		Shinsho Corp.	40,284	0.0
1,700		Shinwa Co., Ltd./Nagoya	19,762	0.0
3,600		SHO-BOND Holdings Co., Ltd.	89,202	0.0
6,000		Sinfonia Technology Co.	13,133	0.0
6,400		Sintokogio Ltd.	71,656	0.0
9,400		SMC Corp.	1,504,288	0.4
3,000	L	Soda Nikka Co., Ltd.	13,012	0.0
11,500		Sohgo Security Services Co., Ltd.	137,028	0.1
202,700		Sojitz Corp.	364,233	0.1
44,000		Sotetsu Holdings, Inc.	137,853	0.1
5,000		Subaru Enterprise Co., Ltd.	15,733	0.0
2,800		Sugimoto & Co., Ltd.	27,339	0.0
21,000		Sumikin Bussan Corp.	57,047	0.0
23,200	@	Sumiseki Holdings, Inc.	27,396	0.0
177,200		Sumitomo Corp.	2,575,898	0.6
1,500		Sumitomo Densetsu Co., Ltd.	12,024	0.0
112,200		Sumitomo Electric Industries Ltd.	1,553,610	0.4
88,700		Sumitomo Heavy Industries	496,320	0.1
7,400	@	Sumitomo Mitsui Construction Co., Ltd.	6,987	0.0
9,000		Sumitomo Precision Products	53,574	0.0
18,000		Sumitomo Warehouse Co., Ltd.	93,213	0.0
37,000		SWCC Showa Holdings Co., Ltd.	35,512	0.0
16,000		Tadano Ltd.	116,089	0.0
1,000		Taihei Dengyo Kaisha Ltd.	8,177	0.0
4,000		Taihei Kogyo Co., Ltd.	21,802	0.0
51,000		Taiheiyo Kouhatsu, Inc.	50,701	0.0
4,400		Taikisha Ltd.	90,577	0.0
186,500		Taisei Corp.	487,972	0.1
1,200		Takano Co., Ltd.	6,620	0.0
18,000	L	Takaoka Electric Manufacturing Co., Ltd.	55,937	0.0
5,200		Takara Printing Co., Ltd.	39,987	0.0
11,000		Takara Standard Co., Ltd.	81,516	0.0
5,900		Takasago Thermal Engineering Co., Ltd.	46,097	0.0
18,000		Takashima & Co., Ltd.	53,550	0.0
12,000		Takuma Co., Ltd.	60,214	0.0
2,200		Tanaka Co., Ltd./Tokyo	12,038	0.0
13,000		Tanseisha Co., Ltd.	47,540	0.0
1,000		Tatsuta Electric Wire and Cable Co., Ltd.	6,040	0.0
1,800		Teikoku Electric Manufacturing Co., Ltd.	35,438	0.0
6,000		Tekken Corp.	9,463	0.0
2,500		Temp Holdings Co., Ltd.	23,561	0.0
22,100		THK Co., Ltd.	452,719	0.1

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
34,000		Toa Corp.	$66,530	0.0
6,000		TOA Road Corp.	18,076	0.0
43,200	@	Tobishima Corp.	54,575	0.0
175,000	L	Tobu Railway Co., Ltd.	929,993	0.2
3,100		Tocalo Co., Ltd.	62,018	0.0
37,000		Toda Corp.	124,314	0.0
11,000		Toenec Corp.	64,007	0.0
15,100		TOKAI Holdings Corp.	72,660	0.0
2,000		Tokyo Energy & Systems, Inc.	11,838	0.0
10,000		TOKYO KEIKI INC.	22,108	0.0
2,000		Tokyo Sangyo Co. Ltd	7,608	0.0
400		Tokyu Community Corp.	12,647	0.0
2,320		Tokyu Construction Co., Ltd.	5,941	0.0
187,000		Tokyu Corp.	888,514	0.2
20,000		Toli Corp.	43,022	0.0
1,300		Tomoe Corp.	5,101	0.0
12,000		Tonami Holdings Co., Ltd.	27,182	0.0
10,100		Toppan Forms Co., Ltd.	92,963	0.0
92,000	L	Toppan Printing Co., Ltd.	723,442	0.2
5,100		Torishima Pump Manufacturing Co., Ltd.	69,941	0.0
17,000		Toshiba Machine Co., Ltd.	86,731	0.0
6,000		Toshiba Plant Systems & Services Corp.	69,428	0.0
12,000		Tosho Printing Co., Ltd.	22,356	0.0
7,000		Totetsu Kogyo Co., Ltd.	74,843	0.0
49,000		Toto Ltd.	370,175	0.1
37,500	@,L	Totoku Electric Co., Ltd.	44,739	0.0
49,000		Toyo Construction Co., Ltd.	51,651	0.0
3,000		Toyo Electric Manufacturing Co., Ltd.	11,878	0.0
22,000		Toyo Engineering Corp.	105,676	0.0
10,000		Toyo Logistics Co., Ltd.	22,717	0.0
1,500		Toyo Tanso Co., Ltd.	56,979	0.0
7,000		Toyo Wharf & Warehouse Co., Ltd.	12,872	0.0
35,200		Toyota Tsusho Corp.	722,284	0.2
3,500		Trusco Nakayama Corp.	71,610	0.0
9,000		Tsubakimoto Chain Co.	55,804	0.0
4,000		Tsubakimoto Kogyo Co., Ltd.	13,231	0.0
4,000		Tsudakoma Corp.	9,359	0.0
11,000	L	Tsugami Corp.	126,851	0.0
4,000		Tsukishima Kikai Co., Ltd.	35,448	0.0
4,000		Tsurumi Manufacturing Co., Ltd.	32,655	0.0
5,000		Uchida Yoko Co., Ltd.	15,953	0.0
15,100		Ueki Corp.	36,243	0.0
1,300		Union Tool Co.	24,310	0.0
19,600		Ushio, Inc.	277,650	0.1
11,400		Utoc Corp.	39,204	0.0
16,000	@	Wakachiku Construction Co., Ltd.	21,097	0.0
1,200		Weathernews, Inc.	34,919	0.0
27,000		West Japan Railway Co.	1,086,637	0.3
1,900		Yahagi Construction Co., Ltd.	9,939	0.0
3,500		YAMABIKO Corp.	61,349	0.0
4,000		Yamato Corp.	15,287	0.0
65,000		Yamato Holdings Co., Ltd.	1,009,656	0.2
500		Yamaura Corp.	1,413	0.0
4,200		Yamazen Corp.	35,145	0.0
3,200		Yasuda Warehouse Co., Ltd.	20,755	0.0
5,000		Yondenko Corp.	20,850	0.0
14,000		Yuasa Trading Co., Ltd.	24,450	0.0
4,000		Yuken Kogyo Co., Ltd.	8,712	0.0
2,000		Yurtec Corp.	10,733	0.0
1,900		Yusen Air & Sea Service Co., Ltd.	29,949	0.0
2,600		Yushin Precision Equipment Co., Ltd.	52,136	0.0
			94,833,813	21.1
		Information Technology: 12.0%
3,200		A&D Co., Ltd.	11,660	0.0
22,300	L	Advantest Corp.	355,850	0.1
1,800		Agrex, Inc.	16,155	0.0
11,900		Ai Holdings Corp.	63,204	0.0
5,000		Aichi Tokei Denki Co., Ltd.	19,137	0.0
3,800		Aiphone Co., Ltd.	72,485	0.0
3,480		Alpha Systems, Inc.	50,643	0.0
24,300		Alps Electric Co., Ltd.	216,205	0.1
14,000		Anritsu Corp.	184,611	0.1
600		Argo Graphics, Inc.	8,261	0.0
1,100		Arisawa Manufacturing Co., Ltd.	4,430	0.0
7,000		Asahi Net, Inc.	31,316	0.0
2,825		Axell Corp.	66,879	0.0
44,400		Brother Industries Ltd.	606,614	0.2
8,900		CAC Corp.	78,103	0.0
2,100		Canon Electronics, Inc.	54,004	0.0
195,966		Canon, Inc.	9,374,243	2.1
4,500		Capcom Co., Ltd.	103,137	0.0
4,000		Computer Institute of Japan Ltd.	17,868	0.0
34,900		Citizen Watch Co., Ltd.	222,561	0.1
12,500		CMK Corp.	70,241	0.0
900		Computer Engineering & Consulting Ltd.	4,529	0.0
1,900		Cresco Ltd.	14,568	0.0
39		Cybernet Systems Co., Ltd.	10,449	0.0
45		Cybozu, Inc.	15,685	0.0
1,500		Dai-ichi Seiko Co. Ltd	41,163	0.0
25,000	L	Dainippon Screen Manufacturing Co., Ltd.	227,038	0.1
700		Daito Electron Co., Ltd.	3,735	0.0
27,000		Daiwabo Holdings Co., Ltd.	60,449	0.0
2,000		Denki Kogyo Co., Ltd.	10,186	0.0
3,200		Disco Corp.	178,193	0.1
1,100		DTS Corp.	14,435	0.0
26		Dwango Co., Ltd.	37,760	0.0
289		eAccess Ltd.	64,739	0.0
3,500		Eizo Nanao Corp.	75,108	0.0
200		Elematec Corp.	2,967	0.0
2,100		Enplas Corp.	53,866	0.0
900		ESPEC Corp.	8,479	0.0
700		Excel Co., Ltd.	6,924	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
111		Faith, Inc.	$13,458	0.0
300		Fuji Soft, Inc.	5,770	0.0
68,300		Fuji Photo Film Co., Ltd.	1,616,728	0.4
294,000		Fujitsu Ltd.	1,560,724	0.4
500		Fukui Computer, Inc.	2,579	0.0
119		Future Architect, Inc.	50,521	0.0
11,400		GMO internet, Inc.	57,385	0.0
11		GMO Payment Gateway, Inc.	45,183	0.0
5,000		Gourmet Navigator, Inc.	53,844	0.0
15,100		Gree, Inc.	380,454	0.1
11,400		Hamamatsu Photonics KK	433,797	0.1
2,800		Hioki EE Corp.	53,970	0.0
5,700	L	Hirose Electric Co., Ltd.	602,093	0.2
8,300		Hitachi High-Technologies Corp.	199,371	0.1
7,000		Hitachi Kokusai Electric, Inc.	64,576	0.0
685,146	L	Hitachi Ltd.	4,432,848	1.0
5,000		Hochiki Corp.	25,738	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	14,550	0.0
5,300		Horiba Ltd.	182,926	0.1
8,300		Hosiden Corp.	60,917	0.0
72,700	L	Hoya Corp.	1,641,729	0.4
20,300		Ibiden Co., Ltd.	524,922	0.1
3,400		Icom, Inc.	82,666	0.0
41,000	@	Ikegami Tsushinki Co., Ltd.	29,845	0.0
6,100		Ines Corp.	48,824	0.0
2,200		I-Net Corp.	13,233	0.0
18		Internet Initiative Japan, Inc.	64,758	0.0
1,100		Internix, Inc.	5,001	0.0
5,400		Information Services International-Dentsu Ltd.	43,622	0.0
8,000		IT Holdings Corp.	94,127	0.0
8,100		Itfor, Inc.	29,993	0.0
3,600		Itochu Techno-Solutions Corp.	161,161	0.1
9,000		Iwatsu Electric Co., Ltd.	8,606	0.0
7,000		Japan Aviation Electronics Industry Ltd.	60,979	0.0
5,000		Japan Cash Machine Co., Ltd.	48,414	0.0
2,800		Japan Digital Laboratory Co.	30,116	0.0
10,000		Japan Radio Co., Ltd.	24,218	0.0
4,900		Jastec Co., Ltd.	29,836	0.0
3,200		JBCC Holdings, Inc.	21,373	0.0
5,000		Kaga Electronics Co., Ltd.	52,492	0.0
4,300	L	Kakaku.com, Inc.	112,633	0.0
3,100		Kanematsu Electronics Ltd.	34,224	0.0
7,700		Keyence Corp.	1,822,992	0.4
1,900		Koa Corp.	20,378	0.0
13,923	L	Konami Corp.	398,720	0.1
84,500		Konica Minolta Holdings, Inc.	745,606	0.2
25,300		Kyocera Corp.	2,340,220	0.5
1,000		Kyowa Electronics Instruments Co. Ltd	3,243	0.0
1,000		Macnica, Inc.	24,315	0.0
6,000		Macromill, Inc.	56,966	0.0
1,900		Marubun Corp.	9,651	0.0
1,200		Maruwa Co., Ltd./Aichi	53,556	0.0
300		Panasonic Electric Works Information systems Co., Ltd.	8,052	0.0
3,300		Megachips Corp.	65,654	0.0
1,700		Melco Holdings, Inc.	43,040	0.0
5,000		Mimasu Semiconductor Industry Co., Ltd.	47,909	0.0
1,000		Mitsui High-Tec, Inc.	5,983	0.0
5,700		Mitsumi Electric Co., Ltd.	49,734	0.0
700		Moritex Corp.	2,696	0.0
31,800		Murata Manufacturing Co., Ltd.	1,897,318	0.4
3,200		Mutoh Holdings Co., Ltd.	11,753	0.0
3,000		Nagano Keiki Co., Ltd.	28,664	0.0
445,000		NEC Corp.	935,952	0.2
3,800		NEC Fielding Ltd.	49,656	0.0
1,500		NEC Fielding Ltd.	51,906	0.0
12,600	L	Net One systems Co., Ltd.	154,394	0.1
6,000	L	New Japan Radio Co., Ltd.	17,255	0.0
17,700	@	Nexon Co. Ltd	308,365	0.1
7,600		Nichicon Corp.	92,473	0.0
8,000		Nidec Copal Electronics Corp.	47,068	0.0
9,000		Nidec Sankyo Corp.	54,393	0.0
4,100		Nihon Dempa Kogyo Co., Ltd.	62,166	0.0
8,500		Nihon Unisys Ltd.	59,840	0.0
17,400		Nintendo Co., Ltd.	2,642,798	0.6
3,300		Nippon Ceramic Co., Ltd.	56,291	0.0
16,000		Nippon Chemi-Con Corp.	64,471	0.0
65,000		Nippon Electric Glass Co., Ltd.	572,031	0.1
5,000		Nohmi Bosai Ltd.	34,325	0.0
17,500		Nomura Research Institute Ltd.	437,252	0.1
2,100		NSD CO., Ltd.	19,461	0.0
200	L	NTT Data Corp.	708,575	0.2
1,000		OBIC Business Consultants Ltd.	48,335	0.0
1,050		Obic Co., Ltd.	213,517	0.1
9,200		Oizumi Corp.	35,597	0.0
2,100		Okaya Electric Industries Co., Ltd.	9,000	0.0
117,000	@	Oki Electric Industry Ltd.	178,871	0.1
36,000		Omron Corp.	779,646	0.2
900		Optex Co., Ltd.	12,108	0.0
4,400		Oracle Corp. Japan	167,587	0.1
4,000		Origin Electric Co. Ltd	17,501	0.0
5,000		Osaki Electric Co., Ltd.	49,967	0.0
2,300		Otsuka Corp.	187,379	0.1
2,300	@	Pixela Corp.	5,519	0.0
8,400	@	Renesas Electronics Corp.	58,923	0.0
96,000	L	Ricoh Co., Ltd.	943,380	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
2,600		Riso Kagaku Corp.	$43,034	0.0
16,800		Rohm Co., Ltd.	833,632	0.2
3,500		Roland DG Corp.	42,048	0.0
4,100		Ryosan Co., Ltd.	82,635	0.0
2,600		Ryoyo Electro Corp.	29,724	0.0
14,000	L	Sanken Electric Co., Ltd.	67,127	0.0
2,300		Sanshin Electronics Co., Ltd.	19,429	0.0
5,900		Satori Electric Co., Ltd.	35,684	0.0
9,000		Saxa Holdings, Inc.	20,235	0.0
22,800	L	Seiko Epson Corp.	323,127	0.1
7,000		Shibaura Mechatronics Corp.	21,283	0.0
41,000		Shimadzu Corp.	373,152	0.1
5,000		Shindengen Electric Manufacturing Co., Ltd.	23,695	0.0
1,600		Shinkawa Ltd.	9,200	0.0
13,400	L	Shinko Electric Industries	132,155	0.0
1,700		Shinko Shoji Co., Ltd.	14,867	0.0
3,300		Siix Corp.	50,979	0.0
138		Simplex Technology, Inc.	45,341	0.0
14,000		SMK Corp.	49,001	0.0
700		Softbank Technology Corp.	9,506	0.0
196	@	Softbrain Co., Ltd.	20,336	0.0
16		So-net Entertainment Corp.	58,703	0.0
4,300		Soshin Electric Co., Ltd.	19,192	0.0
71	@	Sourcenext Corp.	15,474	0.0
6,600		Square Enix Co., Ltd.	139,174	0.0
2,300		SRA Holdings	26,755	0.0
2,200		Star Micronics Co., Ltd.	21,943	0.0
19,900		Sumco Corp.	245,005	0.1
4,944		SCSK Corp.	78,566	0.0
400		Sun-Wa Technos Corp.	4,021	0.0
700		Suzuden Corp.	4,403	0.0
30		SystemPro Co., Ltd.	22,251	0.0
2,800		Tachibana Eletech Co., Ltd.	26,021	0.0
13,400		Taiyo Yuden Co., Ltd.	144,581	0.1
600		Takachiho Koheki Co. Ltd	6,503	0.0
17,000		Tamura Corp.	47,396	0.0
400		TDC Software Engineering, Inc.	3,653	0.0
17,000	L	TDK Corp.	974,273	0.2
27,000	@	Teac Corp.	11,762	0.0
7,900		TECMO KOEI HOLDINGS CO., Ltd.	62,864	0.0
3,600		TKC Corp.	78,638	0.0
6,000	@	Toko, Inc.	19,964	0.0
1,300		Tokyo Denpa Co., Ltd.	6,783	0.0
25,400		Tokyo Electron Ltd.	1,464,675	0.3
5,200		Tokyo Seimitsu Co., Ltd.	108,664	0.0
600		Tomen Devices Corp.	15,405	0.0
4,000		Tomen Electronics Corp.	54,572	0.0
9,300		Topcon Corp.	62,337	0.0
600		Tose Co., Ltd.	3,910	0.0
636,000		Toshiba Corp.	2,824,653	0.6
26,000		Toshiba Tec Corp.	103,469	0.0
1,000		Toukei Computer Co., Ltd.	12,768	0.0
8,900		Towa Corp.	48,990	0.0
4,700		Toyo Corp./Chuo-ku	51,129	0.0
3,000		Trans Cosmos, Inc.	46,183	0.0
14,200		Trend Micro, Inc.	439,398	0.1
1,600		UKC Holdings Corp.	23,695	0.0
7,400		Ulvac, Inc.	81,812	0.0
10,000		Uniden Corp.	40,367	0.0
10		V Technology Co. Ltd	35,405	0.0
3,500		Voltage, Inc.	51,511	0.0
70	L	Wacom Co., Ltd.	147,012	0.1
4,700		Y.A.C. Co., Ltd.	38,454	0.0
2,222	L	Yahoo! Japan Corp.	721,629	0.2
1,300	@	Yamaichi Electronics Co., Ltd.	2,838	0.0
5,400		Yamatake Corp.	119,972	0.0
40,000	L	Yaskawa Electric Corp.	378,877	0.1
29,600	L	Yokogawa Electric Corp.	301,954	0.1
2,800		Yokowo Co., Ltd.	18,200	0.0
			53,652,530	12.0
		Materials: 7.9%
13,000		Achilles Corp.	18,583	0.0
9,900		ADEKA Corp.	94,437	0.0
7,000		Aichi Steel Corp.	36,367	0.0
25,000		Air Water, Inc.	324,516	0.1
1,800		Alconix Corp.	43,563	0.0
19,000		Araya Industrial Co., Ltd.	31,750	0.0
5,000		Asahi Holdings, Inc.	108,339	0.0
198,000	L	Asahi Kasei Corp.	1,228,997	0.3
13,000		Asahi Organic Chemicals Industry Co., Ltd.	34,938	0.0
9,000		Chuetsu Pulp & Paper Co., Ltd.	19,905	0.0
9,000		Chugoku Marine Paints Ltd.	55,317	0.0
5,000	@	Chugokukogyo Co., Ltd.	6,601	0.0
16,000		Co-Op Chemical Co., Ltd.	21,827	0.0
29,000		Dai Nippon Toryo Co., Ltd.	33,824	0.0
47,000		Daicel Corp.	304,449	0.1
57,000	L	Daido Steel Co., Ltd.	397,828	0.1
5,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	14,918	0.0
19,000		Daiken Corp.	65,867	0.0
12,000		Daiki Aluminium Industry Co., Ltd.	37,934	0.0
2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	9,427	0.0
17,000		Daio Paper Corp.	101,709	0.0
12,000		Daiso Co., Ltd.	38,604	0.0
16,000		DC Co., Ltd.	64,205	0.0
70,000		Denki Kagaku Kogyo K K	282,437	0.1
94,000		Dainippon Ink & Chemicals	191,256	0.1
40,000		Dowa Holdings Co., Ltd.	268,352	0.1
1,800		Earth Chemical Co., Ltd.	63,894	0.0

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
1,000		Ebara-Udylite Co., Ltd.	$31,298	0.0
1,200	L	FP Corp.	75,658	0.0
2,700		Fuji Seal International, Inc.	51,432	0.0
2,800		Fujikura Kasei Co., Ltd.	14,674	0.0
1,800		Fujimi, Inc.	22,538	0.0
2,300		Fujimori Kogyo Co., Ltd.	38,102	0.0
13,000		Furukawa-Sky Aluminum Corp.	42,004	0.0
28,000	L	Godo Steel Ltd.	72,215	0.0
7,000		Gun-Ei Chemical Industry Co., Ltd.	18,024	0.0
1,400		Hakudo Co., Ltd.	13,017	0.0
6,300		Harima Chemicals, Inc.	44,500	0.0
16,800		Hitachi Chemical Co., Ltd.	304,843	0.1
22,000		Hitachi Metals Ltd.	275,579	0.1
4,000		Hodogaya Chemical Co., Ltd.	13,406	0.0
11,000		Hokkan Holdings Ltd.	32,288	0.0
1,000		Hokko Chemical Industry Co. Ltd	2,984	0.0
23,000		Hokuetsu Kishu Paper Co., Ltd.	153,699	0.0
9,900		Hokushin Co., Ltd.	21,932	0.0
2,000		Ihara Chemical Industry Co., Ltd.	7,923	0.0
54,000	@	Ishihara Sangyo Kaisha Ltd.	55,089	0.0
2,300		Japan Carlit Co., Ltd.	11,614	0.0
5		Japan Pure Chemical Co., Ltd.	12,893	0.0
75,300		JFE Holdings, Inc.	1,637,171	0.4
2,000		JSP Corp.	30,059	0.0
29,300		JSR Corp.	594,505	0.1
47,000		Kaneka Corp.	285,111	0.1
38,000		Kansai Paint Co., Ltd.	385,243	0.1
11,000		Kanto Denka Kogyo Co., Ltd.	40,825	0.0
1,000		Katakura Chikkarin Co. Ltd	2,819	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	12,287	0.0
495,000		Kobe Steel Ltd.	809,463	0.2
1,900		Kohsoku Corp.	16,381	0.0
3,000		Konishi Co., Ltd.	41,223	0.0
7,000		Krosaki Harima Corp.	22,642	0.0
12,000		Kumiai Chemical Industry Co., Ltd.	46,054	0.0
52,000		Kuraray Co., Ltd.	739,559	0.2
30,000		Kureha Corp.	144,801	0.0
12,000		Kurimoto Ltd.	31,452	0.0
4,800		Kyoei Steel Ltd.	97,659	0.0
1,400		Kyowa Leather Cloth Co. Ltd	5,425	0.0
4,500		Lintec Corp.	92,096	0.0
10,300		Maruichi Steel Tube Ltd.	241,494	0.1
2,700		MEC Co., Ltd./Japan	10,287	0.0
13,000		Mitsubishi Steel Manufacturing Co., Ltd.	44,783	0.0
200,600		Mitsubishi Chemical Holdings Corp.	1,079,381	0.3
58,000		Mitsubishi Gas Chemical Co., Inc.	390,259	0.1
208,520		Mitsubishi Materials Corp.	665,617	0.2
66,000		Mitsubishi Paper Mills Ltd.	65,585	0.0
144,000	L	Mitsui Chemicals, Inc.	439,181	0.1
91,000		Mitsui Mining & Smelting Co., Ltd.	258,829	0.1
1,400		MORESCO Corp.	15,448	0.0
5,000		Nakabayashi Co., Ltd.	12,035	0.0
30,000		Nakayama Steel Works Ltd.	27,275	0.0
6,100		Neturen Co., Ltd.	56,464	0.0
11,000		Nihon Nohyaku Co., Ltd.	49,218	0.0
6,000		Nihon Parkerizing Co., Ltd.	89,190	0.0
27,000		Nihon Yamamura Glass Co., Ltd.	65,961	0.0
7,000		Nippon Carbide Industries Co., Inc.	10,852	0.0
5,000		Nippon Chemical Industrial Co., Ltd.	8,628	0.0
2,000		Nippon Chutetsukan KK	5,015	0.0
35,000		Nippon Coke & Engineering Co., Ltd.	53,313	0.0
14,000		Nippon Concrete Industries Co., Ltd.	46,097	0.0
14,000		Nippon Denko Co., Ltd.	68,751	0.0
4,900		Nippon Fine Chemical Co., Ltd.	33,508	0.0
14,000		Nippon Kasei Chemical Co., Ltd.	24,082	0.0
25,000		Nippon Kayaku Co., Ltd.	257,617	0.1
9,000		Nippon Kinzoku Co., Ltd.	16,499	0.0
35,000		Nippon Koshuha Steel Co., Ltd.	43,389	0.0
72,000		Nippon Light Metal Co., Ltd.	115,636	0.0
47,000		Nippon Metal Industry Co., Ltd.	43,560	0.0
32,000		Nippon Paint Co., Ltd.	243,095	0.1
15,129	L	Nippon Paper Group, Inc.	315,854	0.1
4,000		Nippon Pillar Packing Co., Ltd.	34,797	0.0
26,000		Nippon Shokubai Co., Ltd.	303,081	0.1
23,000		Nippon Soda Co., Ltd.	106,432	0.0
836,000	L	Nippon Steel Corp.	2,318,784	0.5
6,000		Nippon Synthetic Chemical Industry Co., Ltd.	37,042	0.0
18,000		Nippon Valqua Industries Ltd.	50,832	0.0
45,500		Nippon Yakin Kogyo Co., Ltd.	79,339	0.0
26,400		Nissan Chemical Industries Ltd.	249,523	0.1
118,000		Nisshin Steel Co., Ltd.	199,963	0.1
12,000		Nittetsu Mining Co., Ltd.	57,810	0.0
28,200		Nitto Denko Corp.	1,149,976	0.3
17,000		NOF Corp.	82,915	0.0
2,800		Ohara, Inc.	32,644	0.0
142,000	L	OJI Paper Co., Ltd.	688,886	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
4,400		Okabe Co., Ltd.	$26,015	0.0
12,000		Okamoto Industries, Inc.	46,090	0.0
10,000		Okura Industrial Co., Ltd.	30,754	0.0
2,800		Osaka Steel Co., Ltd.	55,648	0.0
3,300	L	OSAKA Titanium Technologies Co.	127,135	0.0
22,000		Pacific Metals Co., Ltd.	121,737	0.0
2,800		Pack Corp.	47,668	0.0
23,000		Rengo Co., Ltd.	159,695	0.1
2,000		Sakata INX Corp.	9,977	0.0
9,000		Sanyo Chemical Industries Ltd.	60,106	0.0
16,000		Sanyo Special Steel Co., Ltd.	87,257	0.0
12,000		Sekisui Plastics Co., Ltd.	43,990	0.0
6,000		Shinagawa Refractories Co., Ltd.	16,385	0.0
57,900	L	Shin-Etsu Chemical Co., Ltd.	3,369,193	0.8
8,500		Shin-Etsu Polymer Co., Ltd.	44,645	0.0
214,000		Showa Denko KK	489,914	0.1
3,100		ST Corp.	38,362	0.0
2,000		Stella Chemifa Corp.	48,086	0.0
23,000		Sumitomo Bakelite Co., Ltd.	121,734	0.0
231,000	L	Sumitomo Chemical Co., Ltd.	991,500	0.2
69,000		Sumitomo Light Metal Industries Ltd.	69,569	0.0
615,000		Sumitomo Metal Industries Ltd.	1,254,558	0.3
84,000		Sumitomo Metal Mining Co., Ltd.	1,191,242	0.3
65,000	L	Sumitomo Osaka Cement Co., Ltd.	190,248	0.1
7,900		Sumitomo Pipe & Tube Co., Ltd.	82,111	0.0
9,000		Sumitomo Seika Chemicals Co., Ltd.	41,939	0.0
4,600		T Hasegawa Co., Ltd.	66,686	0.0
172,000		Taiheiyo Cement Corp.	383,368	0.1
1,900		Taisei Lamick Co., Ltd.	58,952	0.0
43,000		Taiyo Nippon Sanso Corp.	305,053	0.1
16,000	L	Takasago International Corp.	75,533	0.0
17,000		Takiron Co., Ltd.	62,250	0.0
9,000		Tayca Corp.	32,154	0.0
140,000		Teijin Ltd.	473,427	0.1
2,800		Tenma Corp.	32,671	0.0
6,000		Titan Kogyo KK	25,918	0.0
23,000		Toagosei Co., Ltd.	106,567	0.0
5,000		Toda Kogyo Corp.	36,271	0.0
5,000	L	Toho Titanium Co., Ltd.	79,534	0.0
19,000		Toho Zinc Co., Ltd.	86,393	0.0
11,000	@	Tohpe Corp.	13,352	0.0
31,000		Tokai Carbon Co., Ltd.	166,288	0.1
22,000		Tokushu Tokai Holdings Co., Ltd.	50,556	0.0
38,000	L	Tokuyama Corp.	118,774	0.0
6,400		Tokyo Ohka Kogyo Co., Ltd.	146,307	0.0
23,000	L	Tokyo Rope Manufacturing Co., Ltd.	47,209	0.0
11,600	L	Tokyo Steel Manufacturing Co., Ltd.	103,445	0.0
15,000		Tokyo Tekko Co., Ltd.	55,608	0.0
7,000		Tomoegawa Co., Ltd.	15,376	0.0
21,000		Tomoku Co., Ltd.	58,400	0.0
26,000		Topy Industries Ltd.	81,375	0.0
234,000	L	Toray Industries, Inc.	1,745,384	0.4
77,000		Tosoh Corp.	215,928	0.1
27,000		Toyo Ink Manufacturing Co., Ltd.	111,445	0.0
12,000		Toyo Kohan Co., Ltd.	49,350	0.0
24,600		Toyo Seikan Kaisha Ltd.	356,237	0.1
4,000		TYK Corp.	9,976	0.0
144,000		Ube Industries Ltd.	393,670	0.1
11,000		Wood One Co., Ltd.	48,189	0.0
6,800		Yamato Kogyo Co., Ltd.	199,624	0.1
17,000		Yodogawa Steel Works Ltd.	74,506	0.0
2,000		Yuki Gosei Kogyo Co. Ltd	5,993	0.0
1,400		Yushiro Chemical Industry Co., Ltd.	15,465	0.0
28,000		Zeon Corp.	261,775	0.1
			35,373,825	7.9
		Telecommunications: 3.9%
472	L	KDDI Corp.	3,071,091	0.7
140,200		Nippon Telegraph & Telephone Corp.	6,354,445	1.4
2,484	L	NTT DoCoMo, Inc.	4,131,140	0.9
136,600		Softbank Corp.	4,066,741	0.9
			17,623,417	3.9
		Utilities: 2.9%
96,700	L	Chubu Electric Power Co., Inc.	1,747,928	0.4
46,700	L	Chugoku Electric Power Co., Inc.	869,852	0.2
21,400	L	Electric Power Development Co., Ltd.	581,957	0.1
29,800		Hokkaido Electric Power Co., Inc.	438,278	0.1
15,000		Hokkaido Gas Co., Ltd.	47,308	0.0
31,200		Hokuriku Electric Power Co.	565,025	0.1
120,800	L	Kansai Electric Power Co., Inc.	1,872,900	0.4
69,700		Kyushu Electric Power Co., Inc.	995,076	0.2
1,700		Okinawa Electric Power Co., Inc.	70,370	0.0
311,000		Osaka Gas Co., Ltd.	1,248,348	0.3
16,000		Saibu Gas Co., Ltd.	43,171	0.0
31,000	L	Shikoku Electric Power Co., Inc.	874,612	0.2
6,000		Shizuoka Gas Co., Ltd.	43,028	0.0
78,000	L	Toho Gas Co., Ltd.	460,447	0.1
79,400		Tohoku Electric Power Co., Inc.	908,151	0.2
243,400		Tokyo Electric Power Co., Inc.	616,790	0.2

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
377,000		Tokyo Gas Co., Ltd.	$1,779,120	0.4
			13,162,361	2.9
		Total Common Stock (Cost $441,130,019)	442,803,812	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 27.0%
		Securities Lending Collateral(cc)(1): 27.0%
28,804,199		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $28,804,625, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $29,380,283, due 03/01/18-04/15/43)	$28,804,199	6.4
28,804,199		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $28,804,672, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $29,380,283, due 07/19/12-04/01/42)	28,804,199	6.4
6,064,042		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $6,064,142, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $6,185,323, due 10/01/13-06/25/43)	6,064,042	1.4
28,804,199		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $28,804,601, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $29,380,283, due 01/15/13-04/01/42)	28,804,199	6.4
28,804,199		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $28,804,554, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $29,380,283, due 12/01/17-04/01/42)	28,804,199	6.4
			121,280,838	27.0
		Total Short-Term Investments (Cost $121,280,838)	121,280,838	27.0
		Total Investments in Securities (Cost $562,410,857)	$564,084,650	125.7
		Liabilities in Excess of Other Assets	(115,265,227)	(25.7)
		Net Assets	$448,819,423	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$34,208,850
		Gross Unrealized Depreciation	(32,535,057)
		Net Unrealized Appreciation	$1,673,793

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$52,781	$89,585,525	$—	$89,638,306
Consumer Staples	—	30,645,416	—	30,645,416
Energy	—	7,135,075	—	7,135,075
Financials	—	74,790,644	—	74,790,644
Health Care	—	25,948,425	—	25,948,425
Industrials	168,685	94,665,128	—	94,833,813
Information Technology	320,118	53,332,412	—	53,652,530
Materials	—	35,373,825	—	35,373,825
Telecommunications	—	17,623,417	—	17,623,417
Utilities	—	13,162,361	—	13,162,361
Total Common Stock	541,584	442,262,228	—	442,803,812
Short-Term Investments	—	121,280,838	—	121,280,838
Total Investments, at value	$541,584	$563,543,066	$—	$564,084,650
Other Financial Instruments+
Forward Foreign Currency Contracts	—	35,554	—	35,554
Total Assets	$541,584	$563,578,620	$—	$564,120,204
Liabilities Table
Other Financial Instruments+
Futures	$(5,906)	$—	$—	$(5,906)
Total Liabilities	$(5,906)	$—	$—	$(5,906)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Japanese Yen	400,000,000	Buy	06/20/12	$4,800,728	$4,836,282	$35,554
							$35,554

ING Japan TOPIX Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	23	06/07/12	$2,381,418	$(5,906)
			$2,381,418	$(5,906)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	$(5,906)
Foreign exchange contracts	35,554
Total	$29,648

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 11.7%
28,971	@	Amazon.com, Inc.	$5,866,917	1.4
8,200		CBS Corp. - Class B	278,062	0.1
23,300		Coach, Inc.	1,800,624	0.4
95,700		Comcast Corp. — Class A	2,871,957	0.7
57,620	@	DIRECTV	2,842,971	0.7
166,400		Ford Motor Co.	2,078,336	0.5
76,630		Home Depot, Inc.	3,855,255	0.9
13,650		Johnson Controls, Inc.	443,352	0.1
17,580		Kohl’s Corp.	879,527	0.2
31,200		Las Vegas Sands Corp.	1,796,184	0.4
82,580		McDonald’s Corp.	8,101,098	1.9
28,430		Nike, Inc.	3,082,949	0.7
3,900	@	Priceline.com, Inc.	2,798,250	0.6
59,574		Starbucks Corp.	3,329,591	0.8
2,880		Target Corp.	167,818	0.0
14,200	L	Thomson Reuters Corp.	410,380	0.1
26,100		Time Warner Cable, Inc.	2,127,150	0.5
61,600		TJX Cos., Inc.	2,446,136	0.6
44,800		Viacom - Class B	2,126,208	0.5
37,110		Yum! Brands, Inc.	2,641,490	0.6
			49,944,255	11.7
		Consumer Staples: 14.1%
124,330		Altria Group, Inc.	3,838,067	0.9
157,330		Coca-Cola Co.	11,643,993	2.7
35,040		Colgate-Palmolive Co.	3,426,211	0.8
34,850		Costco Wholesale Corp.	3,164,380	0.8
18,000		Estee Lauder Cos., Inc.	1,114,920	0.3
38,320		General Mills, Inc.	1,511,724	0.4
18,380		Kellogg Co.	985,719	0.2
27,340		Kimberly-Clark Corp.	2,020,153	0.5
36,130		Kroger Co.	875,430	0.2
125,780		PepsiCo, Inc.	8,345,503	2.0
128,180		Philip Morris International, Inc.	11,358,030	2.7
14,840		Procter & Gamble Co.	997,397	0.2
8,100		Reynolds American, Inc.	335,664	0.1
46,500		Sysco Corp.	1,388,490	0.3
68,800		Walgreen Co.	2,304,112	0.5
107,370		Wal-Mart Stores, Inc.	6,571,044	1.5
			59,880,837	14.1
		Energy: 10.2%
6,100		Anadarko Petroleum Corp.	477,874	0.1
8,800		Apache Corp.	883,872	0.2
13,800		Baker Hughes, Inc.	578,772	0.1
9,100		Chevron Corp.	975,884	0.2
21,400		EOG Resources, Inc.	2,377,540	0.6
289,410		ExxonMobil Corp.	25,100,529	5.9
72,800		Halliburton Co.	2,416,232	0.6
9,300	L	Kinder Morgan, Inc./Delaware	359,445	0.1
18,600		Occidental Petroleum Corp.	1,771,278	0.4
108,050		Schlumberger Ltd.	7,555,937	1.8
27,627	@	Southwestern Energy Co.	845,386	0.2
			43,342,749	10.2
		Financials: 3.1%
50,654		American Express Co.	2,930,841	0.7
31,520		American Tower Corp.	1,986,390	0.5
3,620		Blackrock, Inc.	741,738	0.2
79,940		Charles Schwab Corp.	1,148,738	0.3
11,500		Franklin Resources, Inc.	1,426,345	0.3
10,500		Public Storage, Inc.	1,450,785	0.3
19,006		Simon Property Group, Inc.	2,768,794	0.6
27,400		Wells Fargo & Co.	935,436	0.2
			13,389,067	3.1
		Health Care: 9.1%
116,170		Abbott Laboratories	7,120,059	1.7
24,249		Allergan, Inc.	2,314,082	0.5
40,850		Baxter International, Inc.	2,442,013	0.6
17,400		Becton Dickinson & Co.	1,351,110	0.3
19,200	@	Biogen Idec, Inc.	2,418,624	0.6
14,000		Cardinal Health, Inc.	603,540	0.1
35,720	@	Celgene Corp.	2,769,015	0.6
21,100		Covidien PLC	1,153,748	0.3
26,890		Eli Lilly & Co.	1,082,860	0.3
39,540	@	Express Scripts, Inc.	2,142,277	0.5
62,680	@	Gilead Sciences, Inc.	3,061,918	0.7
6,400	@	HCA Holdings, Inc.	158,336	0.0
44,520		Johnson & Johnson	2,936,539	0.7
20,070		McKesson Corp.	1,761,544	0.4
31,840	@	Medco Health Solutions, Inc.	2,238,352	0.5
73,490		Medtronic, Inc.	2,880,073	0.7
26,180		St. Jude Medical, Inc.	1,160,036	0.3
25,010		Stryker Corp.	1,387,555	0.3
			38,981,681	9.1
		Industrials: 11.2%
49,960		3M Co.	4,456,932	1.1
52,110		Boeing Co.	3,875,421	0.9
51,330		Caterpillar, Inc.	5,467,672	1.3
87,800		CSX Corp.	1,889,456	0.4
15,600		Cummins, Inc.	1,872,624	0.4
43,700		Danaher Corp.	2,447,200	0.6
33,460		Deere & Co.	2,706,914	0.6
59,780		Emerson Electric Co.	3,119,320	0.7
1,500		FedEx Corp.	137,940	0.0
62,700		Honeywell International, Inc.	3,827,835	0.9
33,200		Illinois Tool Works, Inc.	1,896,384	0.5
19,020		Lockheed Martin Corp.	1,709,137	0.4
29,120		Paccar, Inc.	1,363,690	0.3
11,400		Precision Castparts Corp.	1,971,060	0.5
6,340		Union Pacific Corp.	681,423	0.2
58,470		United Parcel Service, Inc. - Class B	4,719,698	1.1
68,860		United Technologies Corp.	5,711,248	1.3
			47,853,954	11.2
		Information Technology: 34.2%
51,400		Accenture PLC	3,315,300	0.8

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
40,110	@	Adobe Systems, Inc.	$1,376,174	0.3
73,575	@	Apple, Inc.	44,106,005	10.3
6,600		Applied Materials, Inc.	82,104	0.0
39,780		Automatic Data Processing, Inc.	2,195,458	0.5
42,720		Broadcom Corp.	1,678,896	0.4
24,200	@	Cognizant Technology Solutions Corp.	1,862,190	0.4
96,080	@	Dell, Inc.	1,594,928	0.4
50,161	@	eBay, Inc.	1,850,439	0.4
163,720	@	EMC Corp.	4,891,954	1.2
20,027	@	Google, Inc. - Class A	12,842,113	3.0
96,500		International Business Machines Corp.	20,134,725	4.7
42,510	@	Juniper Networks, Inc.	972,629	0.2
8,515		Mastercard, Inc.	3,580,898	0.8
590,700		Microsoft Corp.	19,050,075	4.5
29,300	@	NetApp, Inc.	1,311,761	0.3
305,780		Oracle Corp.	8,916,545	2.1
132,957		Qualcomm, Inc.	9,043,735	2.1
10,600	@	Salesforce.com, Inc.	1,637,806	0.4
60,150	@	Symantec Corp.	1,124,805	0.3
58,690		Texas Instruments, Inc.	1,972,571	0.5
13,475		Visa, Inc.	1,590,050	0.4
6,661	@	VMware, Inc.	748,497	0.2
			145,879,658	34.2
		Materials: 3.8%
16,840		Air Products & Chemicals, Inc.	1,545,912	0.4
73,940		EI Du Pont de Nemours & Co.	3,911,426	0.9
75,480		Freeport-McMoRan Copper & Gold, Inc.	2,871,259	0.7
1,700		LyondellBasell Industries NV	74,205	0.0
42,685		Monsanto Co.	3,404,556	0.8
21,990		Mosaic Co/The	1,215,827	0.3
24,150		Praxair, Inc.	2,768,556	0.6
13,725		Southern Copper Corp.	435,220	0.1
			16,226,961	3.8
		Telecommunications: 0.5%
50,900		Verizon Communications, Inc.	1,945,907	0.5
		Total Common Stock (Cost $271,058,754)	417,445,069	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Securities Lending Collateral(cc)(1): 0.2%
785,696		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $785,706, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $801,410, due 03/01/22-03/01/42) (Cost $785,696)	$785,696	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.9%
8,105,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,105,000)	$8,105,000	1.9
		Total Short-Term Investments (Cost $8,890,696)	8,890,696	2.1
		Total Investments in Securities (Cost $279,949,450)	$426,335,765	100.0
		Liabilities in Excess of Other Assets	(49,564)	—
		Net Assets	$426,286,201	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $280,001,287.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$148,991,078
		Gross Unrealized Depreciation	(2,656,600)
		Net Unrealized Appreciation	$146,334,478

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$417,445,069	$—	$—	$417,445,069
Short-Term Investments	8,105,000	785,696	—	8,890,696
Total Investments, at value	$425,550,069	$785,696	$—	$426,335,765
Other Financial Instruments+
Futures	376,901	—	—	376,901
Total Assets	$425,926,970	$785,696	$—	$426,712,666

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	130	06/15/12	$9,120,800	$376,901
			$9,120,800	$376,901

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Consumer Discretionary: 9.5%
19,200	@	Amazon.com, Inc.	$3,888,192	0.7
22,500		Carnival Corp.	721,800	0.1
35,300		CBS Corp. - Class B	1,197,023	0.2
15,500		Coach, Inc.	1,197,840	0.2
145,550		Comcast Corp. — Class A	4,367,956	0.8
38,257	@	DIRECTV	1,887,600	0.3
196,600		Ford Motor Co.	2,455,534	0.4
40,100	@	General Motors Co.	1,028,565	0.2
84,300		Home Depot, Inc.	4,241,133	0.7
35,800		Johnson Controls, Inc.	1,162,784	0.2
14,300		Kohl’s Corp.	715,429	0.1
20,700		Las Vegas Sands Corp.	1,191,699	0.2
68,750		Lowe’s Cos., Inc.	2,157,375	0.4
54,800		McDonald’s Corp.	5,375,880	0.9
113,150		News Corp. - Class A	2,227,924	0.4
18,900		Nike, Inc.	2,049,516	0.4
2,600	@	Priceline.com, Inc.	1,865,500	0.3
39,600		Starbucks Corp.	2,213,244	0.4
36,300		Target Corp.	2,115,201	0.4
19,900	L	Thomson Reuters Corp.	575,110	0.1
16,993		Time Warner Cable, Inc.	1,384,929	0.2
53,783		Time Warner, Inc.	2,030,308	0.4
40,800		TJX Cos., Inc.	1,620,168	0.3
29,750		Viacom - Class B	1,411,935	0.2
95,900		Walt Disney Co.	4,198,502	0.7
24,500		Yum! Brands, Inc.	1,743,910	0.3
			55,025,057	9.5
		Consumer Staples: 10.5%
110,450		Altria Group, Inc.	3,409,592	0.6
35,650		Archer-Daniels-Midland Co.	1,128,679	0.2
104,250		Coca-Cola Co.	7,715,543	1.3
25,850		Colgate-Palmolive Co.	2,527,613	0.4
23,050		Costco Wholesale Corp.	2,092,940	0.4
71,550		CVS Caremark Corp.	3,205,440	0.5
12,000		Estee Lauder Cos., Inc.	743,280	0.1
33,700		General Mills, Inc.	1,329,465	0.2
13,000		Kellogg Co.	697,190	0.1
20,700		Kimberly-Clark Corp.	1,529,523	0.3
87,150		Kraft Foods, Inc.	3,312,571	0.6
31,950		Kroger Co.	774,148	0.1
83,400		PepsiCo, Inc.	5,533,590	1.0
93,900		Philip Morris International, Inc.	8,320,479	1.4
147,332		Procter & Gamble Co.	9,902,184	1.7
17,700		Reynolds American, Inc.	733,488	0.1
30,850		Sysco Corp.	921,181	0.2
48,250		Walgreen Co.	1,615,892	0.3
93,650		Wal-Mart Stores, Inc.	5,731,380	1.0
			61,224,178	10.5
		Energy: 11.3%
26,300		Anadarko Petroleum Corp.	2,060,342	0.3
20,250		Apache Corp.	2,033,910	0.3
23,000		Baker Hughes, Inc.	964,620	0.2
34,700		Chesapeake Energy Corp.	803,999	0.1
106,094		Chevron Corp.	11,377,521	1.9
71,200		ConocoPhillips	5,411,912	0.9
22,300		Devon Energy Corp.	1,585,976	0.3
14,150		EOG Resources, Inc.	1,572,065	0.3
259,903		ExxonMobil Corp.	22,541,387	3.9
48,250		Halliburton Co.	1,601,418	0.3
16,050		Hess Corp.	946,147	0.2
9,000	L	Kinder Morgan, Inc./Delaware	347,850	0.1
37,650		Marathon Oil Corp.	1,193,505	0.2
18,775		Marathon Petroleum Corp.	814,084	0.1
22,350		National Oilwell Varco, Inc.	1,776,154	0.3
42,850		Occidental Petroleum Corp.	4,080,605	0.7
71,650		Schlumberger Ltd.	5,010,485	0.9
18,400	@	Southwestern Energy Co.	563,040	0.1
31,100		Williams Cos., Inc.	958,191	0.2
10,366	@	WPX Energy, Inc.	186,692	0.0
			65,829,903	11.3
		Financials: 12.8%
17,800		ACE Ltd.	1,302,960	0.2
24,700		Aflac, Inc.	1,135,953	0.2
27,600		Allstate Corp.	908,592	0.2
55,500		American Express Co.	3,211,230	0.5
23,300	@	American International Group, Inc.	718,339	0.1
20,900		American Tower Corp.	1,317,118	0.2
562,943		Bank of America Corp.	5,387,365	0.9
65,550		Bank of New York Mellon Corp.	1,581,721	0.3
36,700		BB&T Corp.	1,152,013	0.2
92,300	@	Berkshire Hathaway, Inc.	7,490,145	1.3
4,650		Blackrock, Inc.	952,785	0.2
26,300		Capital One Financial Corp.	1,465,962	0.2
55,300		Charles Schwab Corp.	794,661	0.1
15,450		Chubb Corp.	1,067,749	0.2
153,405		Citigroup, Inc.	5,606,953	1.0
3,600		CME Group, Inc.	1,041,588	0.2
7,650		Franklin Resources, Inc.	948,830	0.2
27,300		Goldman Sachs Group, Inc.	3,395,301	0.6
209,685		JPMorgan Chase & Co.	9,641,316	1.7
16,667		Loews Corp.	664,513	0.1
43,300		Metlife, Inc.	1,617,255	0.3
81,450		Morgan Stanley	1,599,678	0.3
27,850		PNC Financial Services Group, Inc.	1,796,047	0.3
25,650		Prudential Financial, Inc.	1,625,953	0.3
7,400		Public Storage, Inc.	1,022,458	0.2
15,462		Simon Property Group, Inc.	2,252,504	0.4
26,550		State Street Corp.	1,208,025	0.2
21,200		Travelers Cos., Inc.	1,255,040	0.2
101,700		US Bancorp.	3,221,856	0.5

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
259,571		Wells Fargo & Co.	$8,861,754	1.5
			74,245,664	12.8
		Health Care: 11.2%
82,000		Abbott Laboratories	5,025,780	0.9
20,050		Aetna, Inc.	1,005,708	0.2
16,100		Allergan, Inc.	1,536,423	0.3
43,000		Amgen, Inc.	2,923,570	0.5
30,100		Baxter International, Inc.	1,799,378	0.3
11,500		Becton Dickinson & Co.	892,975	0.2
12,800	@	Biogen Idec, Inc.	1,612,416	0.3
90,000		Bristol-Myers Squibb Co.	3,037,500	0.5
18,450		Cardinal Health, Inc.	795,380	0.1
23,050	@	Celgene Corp.	1,786,836	0.3
26,200		Covidien PLC	1,432,616	0.2
54,000		Eli Lilly & Co.	2,174,580	0.4
26,100	@	Express Scripts, Inc.	1,414,098	0.2
41,500	@	Gilead Sciences, Inc.	2,027,275	0.3
7,000	@	HCA Holdings, Inc.	173,180	0.0
144,700		Johnson & Johnson	9,544,412	1.6
13,350		McKesson Corp.	1,171,729	0.2
21,050	@	Medco Health Solutions, Inc.	1,479,815	0.3
56,500		Medtronic, Inc.	2,214,235	0.4
162,885		Merck & Co., Inc.	6,254,784	1.1
416,939		Pfizer, Inc.	9,447,838	1.6
17,300		St. Jude Medical, Inc.	766,563	0.1
16,550		Stryker Corp.	918,194	0.2
20,200		Thermo Fisher Scientific, Inc.	1,138,876	0.2
57,150		UnitedHealth Group, Inc.	3,368,421	0.6
18,600		WellPoint, Inc.	1,372,680	0.2
			65,315,262	11.2
		Industrials: 9.4%
37,500		3M Co.	3,345,375	0.6
38,900		Boeing Co.	2,892,993	0.5
34,050		Caterpillar, Inc.	3,627,006	0.6
58,150		CSX Corp.	1,251,388	0.2
10,400		Cummins, Inc.	1,248,416	0.2
29,000		Danaher Corp.	1,624,000	0.3
22,100		Deere & Co.	1,787,890	0.3
39,700		Emerson Electric Co.	2,071,546	0.4
16,650		FedEx Corp.	1,531,134	0.3
17,550		General Dynamics Corp.	1,287,819	0.2
559,550		General Electric Co.	11,230,169	1.9
41,500		Honeywell International, Inc.	2,533,575	0.4
23,550		Illinois Tool Works, Inc.	1,345,176	0.2
13,850		Lockheed Martin Corp.	1,244,561	0.2
17,800		Norfolk Southern Corp.	1,171,774	0.2
14,150		Northrop Grumman Corp.	864,282	0.2
19,250		Paccar, Inc.	901,477	0.2
7,500		Precision Castparts Corp.	1,296,750	0.2
18,850		Raytheon Co.	994,903	0.2
24,700		Tyco International Ltd.	1,387,646	0.2
25,850		Union Pacific Corp.	2,778,358	0.5
38,750		United Parcel Service, Inc. - Class B	3,127,900	0.5
48,300		United Technologies Corp.	4,006,002	0.7
25,000		Waste Management, Inc.	874,000	0.2
			54,424,140	9.4
		Information Technology: 20.8%
34,100		Accenture PLC	2,199,450	0.4
26,650	@	Adobe Systems, Inc.	914,362	0.2
48,800	@	Apple, Inc.	29,254,136	5.0
69,600		Applied Materials, Inc.	865,824	0.1
26,400		Automatic Data Processing, Inc.	1,457,016	0.2
28,300		Broadcom Corp.	1,112,190	0.2
290,200		Cisco Systems, Inc.	6,137,730	1.1
16,000	@	Cognizant Technology Solutions Corp.	1,231,200	0.2
82,850		Corning, Inc.	1,166,528	0.2
83,200	@	Dell, Inc.	1,381,120	0.2
60,800	@	eBay, Inc.	2,242,912	0.4
108,550	@	EMC Corp.	3,243,474	0.6
13,300	@	Google, Inc. - Class A	8,528,492	1.5
105,200		Hewlett-Packard Co.	2,506,916	0.4
63,950		International Business Machines Corp.	13,343,168	2.3
266,400		Intel Corp.	7,488,504	1.3
28,100	@	Juniper Networks, Inc.	642,928	0.1
5,650		Mastercard, Inc.	2,376,051	0.4
391,480		Microsoft Corp.	12,625,230	2.2
15,857		Motorola Solutions, Inc.	806,011	0.1
19,400	@	NetApp, Inc.	868,538	0.1
202,645		Oracle Corp.	5,909,128	1.0
88,100		Qualcomm, Inc.	5,992,562	1.0
7,100	@	Salesforce.com, Inc.	1,097,021	0.2
39,900	@	Symantec Corp.	746,130	0.1
61,300		Texas Instruments, Inc.	2,060,293	0.4
27,550		Visa, Inc.	3,250,900	0.6
4,500	@	VMware, Inc.	505,665	0.1
68,750	@	Yahoo!, Inc.	1,046,375	0.2
			120,999,854	20.8
		Materials: 2.7%
11,200		Air Products & Chemicals, Inc.	1,028,160	0.2
56,150		Alcoa, Inc.	562,623	0.1
62,000		Dow Chemical Co.	2,147,680	0.4
48,950		EI Du Pont de Nemours & Co.	2,589,455	0.5
50,000		Freeport-McMoRan Copper & Gold, Inc.	1,902,000	0.3
16,500		LyondellBasell Industries NV	720,225	0.1
28,200		Monsanto Co.	2,249,232	0.4
14,500		Mosaic Co/The	801,705	0.1
25,650		Newmont Mining Corp.	1,315,076	0.2
16,000		Praxair, Inc.	1,834,240	0.3
9,096		Southern Copper Corp.	288,434	0.1
			15,438,830	2.7
		Telecommunications: 2.9%
312,500		AT&T, Inc.	9,759,375	1.6
32,300		CenturyTel, Inc.	1,248,395	0.2
157,887	@	Sprint Nextel Corp.	449,978	0.1
149,250		Verizon Communications, Inc.	5,705,827	1.0
			17,163,575	2.9

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities: 2.0%
25,400		American Electric Power Co., Inc.	$979,932	0.2
30,450		Dominion Resources, Inc.	1,559,345	0.3
70,250		Duke Energy Corp.	1,475,952	0.2
43,000		Exelon Corp.	1,686,030	0.3
22,100		FirstEnergy Corp.	1,007,539	0.2
22,250		NextEra Energy, Inc.	1,359,030	0.2
21,000		Pacific Gas & Electric Co.	911,610	0.2
26,750		Public Service Enterprise Group, Inc.	818,817	0.1
44,850		Southern Co.	2,015,111	0.3
			11,813,366	2.0
		Total Common Stock (Cost $318,429,235)	541,479,829	93.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateral(cc)(1): 0.1%
866,693		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $866,704, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $884,027, due 03/01/22-03/01/42) (Cost $866,693)	$866,693	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 6.5%
37,682,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $37,682,000)	$37,682,000	6.5
		Total Short-Term Investments (Cost $38,548,693)	38,548,693	6.6
		Total Investments in Securities (Cost $356,977,928)	$580,028,522	99.7
		Assets in Excess of Other Liabilities	1,853,367	0.3
		Net Assets	$581,881,889	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $362,807,364.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$224,993,175
		Gross Unrealized Depreciation	(7,772,017)
		Net Unrealized Appreciation	$217,221,158

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$541,479,829	$—	$—	$541,479,829
Short-Term Investments	37,682,000	866,693	—	38,548,693
Total Investments, at value	$579,161,829	$866,693	$—	$580,028,522
Other Financial Instruments+
Futures	1,756,705	—	—	1,756,705
Total Assets	$580,918,534	$866,693	$—	$581,785,227

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	581	06/15/12	$40,762,960	$1,756,705
			$40,762,960	$1,756,705

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 8.1%
9,000		Carnival Corp.	$288,720	0.3
12,000		CBS Corp. - Class B	406,920	0.4
33,050		Comcast Corp. — Class A	991,830	0.9
34,800		Ford Motor Co.	434,652	0.4
16,200	@	General Motors Co.	415,530	0.4
13,400		Home Depot, Inc.	674,154	0.6
10,835		Johnson Controls, Inc.	351,921	0.3
950		Kohl’s Corp.	47,529	0.1
27,700		Lowe’s Cos., Inc.	869,226	0.8
46,100		News Corp. - Class A	907,709	0.8
13,700		Target Corp.	798,299	0.7
4,200	L	Thomson Reuters Corp.	121,380	0.1
21,348		Time Warner, Inc.	805,887	0.7
38,305		Walt Disney Co.	1,676,993	1.6
			8,790,750	8.1
		Consumer Staples: 8.0%
11,400		Altria Group, Inc.	351,918	0.3
14,350		Archer-Daniels-Midland Co.	454,321	0.4
1,000		Colgate-Palmolive Co.	97,780	0.1
28,835		CVS Caremark Corp.	1,291,808	1.2
3,160		General Mills, Inc.	124,662	0.1
300		Kellogg Co.	16,089	0.0
1,050		Kimberly-Clark Corp.	77,585	0.1
35,100		Kraft Foods, Inc.	1,334,151	1.2
3,100		Kroger Co.	75,113	0.1
3,600		Philip Morris International, Inc.	318,996	0.3
55,385		Procter & Gamble Co.	3,722,426	3.4
4,900		Reynolds American, Inc.	203,056	0.2
1,200		Walgreen Co.	40,188	0.1
9,000		Wal-Mart Stores, Inc.	550,800	0.5
			8,658,893	8.0
		Energy: 13.7%
8,885		Anadarko Petroleum Corp.	696,051	0.6
5,860		Apache Corp.	588,578	0.5
5,700		Baker Hughes, Inc.	239,058	0.2
13,850		Chesapeake Energy Corp.	320,905	0.3
40,285		Chevron Corp.	4,320,163	4.0
28,200		ConocoPhillips	2,143,482	2.0
8,910		Devon Energy Corp.	633,679	0.6
27,418		ExxonMobil Corp.	2,377,963	2.2
6,590		Hess Corp.	388,481	0.4
1,200	L	Kinder Morgan, Inc./Delaware	46,380	0.0
15,250		Marathon Oil Corp.	483,425	0.4
7,575		Marathon Petroleum Corp.	328,452	0.3
8,900		National Oilwell Varco, Inc.	707,283	0.6
12,330		Occidental Petroleum Corp.	1,174,186	1.1
12,520		Williams Cos., Inc.	385,741	0.4
4,106	@	WPX Energy, Inc.	73,949	0.1
			14,907,776	13.7
		Financials: 24.2%
7,200		ACE Ltd.	527,040	0.5
9,800		Aflac, Inc.	450,702	0.4
11,200		Allstate Corp.	368,704	0.3
8,700		American Express Co.	503,382	0.5
9,400	@	American International Group, Inc.	289,802	0.3
224,093		Bank of America Corp.	2,144,570	2.0
26,400		Bank of New York Mellon Corp.	637,032	0.6
14,840		BB&T Corp.	465,828	0.4
37,100	@	Berkshire Hathaway, Inc.	3,010,665	2.8
950		Blackrock, Inc.	194,655	0.2
10,500		Capital One Financial Corp.	585,270	0.5
5,900		Chubb Corp.	407,749	0.4
61,655		Citigroup, Inc.	2,253,490	2.1
1,450		CME Group, Inc.	419,528	0.4
11,000		Goldman Sachs Group, Inc.	1,368,070	1.2
84,350		JPMorgan Chase & Co.	3,878,413	3.6
6,800		Loews Corp.	271,116	0.2
17,400		Metlife, Inc.	649,890	0.6
32,815		Morgan Stanley	644,487	0.6
11,250		PNC Financial Services Group, Inc.	725,513	0.7
10,380		Prudential Financial, Inc.	657,988	0.6
200		Public Storage, Inc.	27,634	0.0
1,258		Simon Property Group, Inc.	183,265	0.2
10,720		State Street Corp.	487,760	0.4
8,445		Travelers Cos., Inc.	499,944	0.5
40,910		US Bancorp.	1,296,029	1.2
97,246		Wells Fargo & Co.	3,319,978	3.0
			26,268,504	24.2
		Health Care: 14.6%
2,100		Abbott Laboratories	128,709	0.1
8,030		Aetna, Inc.	402,785	0.4
17,000		Amgen, Inc.	1,155,830	1.1
1,300		Baxter International, Inc.	77,714	0.1
36,150		Bristol-Myers Squibb Co.	1,220,062	1.1
3,730		Cardinal Health, Inc.	160,800	0.2
4,900		Covidien PLC	267,932	0.2
14,500		Eli Lilly & Co.	583,915	0.5
1,200	@	HCA Holdings, Inc.	29,688	0.0
46,350		Johnson & Johnson	3,057,246	2.8
3,000		Medtronic, Inc.	117,570	0.1
65,700		Merck & Co., Inc.	2,522,880	2.3
167,807		Pfizer, Inc.	3,802,507	3.5
8,050		Thermo Fisher Scientific, Inc.	453,859	0.4
23,000		UnitedHealth Group, Inc.	1,355,620	1.3
7,470		WellPoint, Inc.	551,286	0.5
			15,888,403	14.6
		Industrials: 8.5%
1,900		3M Co.	169,499	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
1,850		Boeing Co.	$137,585	0.1
6,450		FedEx Corp.	593,142	0.5
7,100		General Dynamics Corp.	520,998	0.5
225,205		General Electric Co.	4,519,864	4.2
700		Illinois Tool Works, Inc.	39,984	0.0
800		Lockheed Martin Corp.	71,888	0.1
7,175		Norfolk Southern Corp.	472,330	0.4
5,700		Northrop Grumman Corp.	348,156	0.3
7,550		Raytheon Co.	398,489	0.4
10,000		Tyco International Ltd.	561,800	0.5
8,690		Union Pacific Corp.	934,001	0.9
1,185		United Technologies Corp.	98,284	0.1
10,050		Waste Management, Inc.	351,348	0.3
			9,217,368	8.5
		Information Technology: 9.0%
26,300		Applied Materials, Inc.	327,172	0.3
116,800		Cisco Systems, Inc.	2,470,320	2.3
33,265		Corning, Inc.	468,371	0.4
9,200	@	Dell, Inc.	152,720	0.1
11,250	@	eBay, Inc.	415,013	0.4
42,200		Hewlett-Packard Co.	1,005,626	0.9
108,200		Intel Corp.	3,041,502	2.8
6,100		Motorola Solutions, Inc.	310,063	0.3
8,900		Texas Instruments, Inc.	299,129	0.3
7,500		Visa, Inc.	885,000	0.8
27,800	@	Yahoo!, Inc.	423,116	0.4
			9,798,032	9.0
		Materials: 1.7%
22,600		Alcoa, Inc.	226,452	0.2
24,960		Dow Chemical Co.	864,615	0.8
6,200		LyondellBasell Industries NV	270,630	0.2
10,400		Newmont Mining Corp.	533,208	0.5
			1,894,905	1.7
		Telecommunications: 5.9%
125,700		AT&T, Inc.	3,925,611	3.6
13,000		CenturyTel, Inc.	502,450	0.5
63,750	@	Sprint Nextel Corp.	181,687	0.2
46,395		Verizon Communications, Inc.	1,773,681	1.6
			6,383,429	5.9
		Utilities: 4.4%
10,390		American Electric Power Co., Inc.	400,846	0.4
12,250		Dominion Resources, Inc.	627,323	0.6
28,300		Duke Energy Corp.	594,583	0.5
17,515		Exelon Corp.	686,763	0.6
8,800		FirstEnergy Corp.	401,192	0.4
8,900		NextEra Energy, Inc.	543,612	0.5
8,440		Pacific Gas & Electric Co.	366,380	0.3
10,810		Public Service Enterprise Group, Inc.	330,894	0.3
18,100		Southern Co.	813,233	0.8
			4,764,826	4.4
		Total Common Stock (Cost $78,631,273)	106,572,886	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(cc)(1): 0.1%
159,273		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $159,275, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $162,459, due 03/01/22-03/01/42) (Cost $159,273)	$159,273	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
1,906,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,906,000)	$1,906,000	1.8
		Total Short-Term Investments (Cost $2,065,273)	2,065,273	1.9
		Total Investments in Securities (Cost $80,696,546)	$108,638,159	100.0
		Assets in Excess of Other Liabilities	51,411	—
		Net Assets	$108,689,570	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $84,703,203.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$28,893,977
		Gross Unrealized Depreciation	(4,959,021)
		Net Unrealized Appreciation	$23,934,956

PORTFOLIO OF INVESTMENTS
ING Russell™ Large Cap Value Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$106,572,886	$—	$—	$106,572,886
Short-Term Investments	1,906,000	159,273	—	2,065,273
Total Investments, at value	$108,478,886	$159,273	$—	$108,638,159
Other Financial Instruments+
Futures	30,742	—	—	30,742
Total Assets	$108,509,628	$159,273	$—	$108,668,901

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	28	06/15/12	$1,964,480	$30,742
			$1,964,480	$30,742

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 20.1%
8,500		Aaron’s, Inc.	$220,150	0.1
11,040		Abercrombie & Fitch Co.	547,694	0.2
10,800		Advance Auto Parts, Inc.	956,556	0.3
7,875	@	AMC Networks, Inc.	351,461	0.1
16,300	@	Apollo Group, Inc. - Class A	629,832	0.2
2,880	@	Autonation, Inc.	98,813	0.0
3,740	@	Autozone, Inc.	1,390,532	0.4
5,900	@	Bally Technologies, Inc.	275,825	0.1
35,780	@	Bed Bath & Beyond, Inc.	2,353,250	0.8
3,260	@	Big Lots, Inc.	140,245	0.0
15,840	@	BorgWarner, Inc.	1,335,945	0.4
11,400		Brinker International, Inc.	314,070	0.1
31,000		Cablevision Systems Corp.	455,080	0.2
5,500	@	Carmax, Inc.	190,575	0.1
8,400	@	Charter Communications, Inc.	532,980	0.2
17,040		Chico’s FAS, Inc.	257,304	0.1
4,420	@	Chipotle Mexican Grill, Inc.	1,847,560	0.6
340		Choice Hotels International, Inc.	12,696	0.0
19,540		Darden Restaurants, Inc.	999,666	0.3
5,700	@	Deckers Outdoor Corp.	359,385	0.1
8,140		DeVry, Inc.	275,702	0.1
13,760		Dick’s Sporting Goods, Inc.	661,581	0.2
38,900	@	Discovery Communications, Inc. - Class A	1,968,340	0.6
21,900		Dish Network Corp.	721,167	0.2
14,500	@	Dollar General Corp.	669,900	0.2
17,530	@	Dollar Tree, Inc.	1,656,410	0.5
2,900		DSW, Inc.	158,833	0.1
2,000	L	Dunkin’ Brands Group, Inc.	60,220	0.0
8,290		Expedia, Inc.	277,218	0.1
17,560		Family Dollar Stores, Inc.	1,111,197	0.4
7,500	@	Fossil, Inc.	989,850	0.3
1,080	L	Garmin Ltd.	50,706	0.0
20,820		Gentex Corp.	510,090	0.2
6,300		Genuine Parts Co.	395,325	0.1
35,600	@	Goodyear Tire & Rubber Co.	399,432	0.1
9,480		Guess ?, Inc.	296,250	0.1
26,160		H&R Block, Inc.	430,855	0.1
14,140	@	Hanesbrands, Inc.	417,695	0.1
33,800		Harley-Davidson, Inc.	1,658,904	0.5
6,780		Harman International Industries, Inc.	317,372	0.1
17,720		Hasbro, Inc.	650,678	0.2
300	@	Hyatt Hotels Corp.	12,816	0.0
22,520		International Game Technology	378,111	0.1
26,700		Interpublic Group of Cos., Inc.	304,647	0.1
4,090	@,L	ITT Educational Services, Inc.	270,513	0.1
6,780		John Wiley & Sons, Inc.	322,660	0.1
2,500	@,L	Lamar Advertising Co.	81,025	0.0
15,680		Leggett & Platt, Inc.	360,797	0.1
40,000	@	Liberty Global, Inc.	2,003,200	0.6
21,260	@	LKQ Corp.	662,674	0.2
36,420		Limited Brands, Inc.	1,748,160	0.6
7,700		Macy’s, Inc.	305,921	0.1
38,820		Marriott International, Inc.	1,469,337	0.5
3,872	@	Marriott Vacations Worldwide Corp.	110,391	0.0
36,960		Mattel, Inc.	1,244,074	0.4
33,920		McGraw-Hill Cos., Inc.	1,644,102	0.5
11,280	@	MGM Resorts International	153,634	0.1
3,560		Morningstar, Inc.	224,458	0.1
7,720	@	NetFlix, Inc.	888,109	0.3
23,420		Nordstrom, Inc.	1,304,962	0.4
40,300		Omnicom Group	2,041,195	0.7
19,040	@	O’Reilly Automotive, Inc.	1,739,304	0.6
4,180	@	Panera Bread Co.	672,646	0.2
16,500		Petsmart, Inc.	944,130	0.3
9,500		Polaris Industries, Inc.	685,425	0.2
1,340		PVH Corp.	119,702	0.0
8,960		Ralph Lauren Corp.	1,561,997	0.5
3,960		Regal Entertainment Group	53,856	0.0
33,620		Ross Stores, Inc.	1,953,322	0.6
11,020		Royal Caribbean Cruises Ltd.	324,319	0.1
12,800	@	Sally Beauty Holdings, Inc.	317,440	0.1
13,640		Scripps Networks Interactive - Class A	664,132	0.2
565,000	@	Sirius XM Radio, Inc.	1,305,150	0.4
28,020		Starwood Hotels & Resorts Worldwide, Inc.	1,580,608	0.5
9,500	@	Tempur-Pedic International, Inc.	802,085	0.3
7,900	@,L	Tesla Motors, Inc.	294,196	0.1
18,340		Tiffany & Co.	1,267,844	0.4
10,600		Tractor Supply Co.	959,936	0.3
8,290	@	TripAdvisor, Inc.	295,704	0.1
9,100		Tupperware Corp.	577,850	0.2
6,700	@	Ulta Salon Cosmetics & Fragrance, Inc.	622,363	0.2
5,300	@,L	Under Armour, Inc.	498,200	0.2
17,560	@	Urban Outfitters, Inc.	511,171	0.2
42,600		Virgin Media, Inc.	1,064,148	0.3
400	@	Visteon Corp.	21,200	0.0
4,220	L	Weight Watchers International, Inc.	325,742	0.1
7,960		Williams-Sonoma, Inc.	298,341	0.1
9,400		Wynn Resorts Ltd.	1,173,872	0.4
			63,112,813	20.1
		Consumer Staples: 5.7%
61,520		Avon Products, Inc.	1,191,027	0.4
12,500		Brown-Forman Corp.	1,042,375	0.3
5,500		Bunge Ltd.	376,420	0.1
19,640		Campbell Soup Co.	664,814	0.2
12,060		Church & Dwight Co., Inc.	593,232	0.2
1,160		Clorox Co.	79,750	0.0
35,680		Coca-Cola Enterprises, Inc.	1,020,448	0.3
7,500		ConAgra Foods, Inc.	196,950	0.1
9,000		Corn Products International, Inc.	518,850	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
31,700		Dr Pepper Snapple Group, Inc.	$1,274,657	0.4
16,310		Flowers Foods, Inc.	332,235	0.1
17,880	@,L	Green Mountain Coffee Roasters, Inc.	837,499	0.3
17,060		Herbalife Ltd.	1,174,069	0.4
16,120		Hershey Co.	988,640	0.3
26,840		HJ Heinz Co.	1,437,282	0.5
10,700		Hormel Foods Corp.	315,864	0.1
13,240		McCormick & Co., Inc.	720,653	0.2
5,480		Mead Johnson Nutrition Co.	451,990	0.1
20,520	@	Monster Beverage Corp.	1,274,087	0.4
69,560		Sara Lee Corp.	1,497,627	0.5
22,100		Whole Foods Market, Inc.	1,838,720	0.6
			17,827,189	5.7
		Energy: 8.7%
18,570	@	Alpha Natural Resources, Inc.	282,450	0.1
2,700		Arch Coal, Inc.	28,917	0.0
2,300	@	Atwood Oceanics, Inc.	103,247	0.0
30,000		Cabot Oil & Gas Corp.	935,100	0.3
25,960	@	Cameron International Corp.	1,371,467	0.4
2,800	L	CARBO Ceramics, Inc.	295,260	0.1
3,300		Cimarex Energy Co.	249,051	0.1
16,000	@	Cobalt International Energy, Inc.	480,480	0.1
14,800	@	Concho Resources, Inc.	1,510,784	0.5
32,500		Consol Energy, Inc.	1,108,250	0.4
6,140	@,L	Continental Resources, Inc.	526,935	0.2
6,500		Core Laboratories NV	855,205	0.3
48,000	@	Denbury Resources, Inc.	875,040	0.3
4,760	L	Diamond Offshore Drilling	317,730	0.1
11,560	@	Dresser-Rand Group, Inc.	536,268	0.2
105,060		El Paso Corp.	3,104,523	1.0
7,620		EQT Corp.	367,360	0.1
19,980	L	EXCO Resources, Inc.	132,467	0.0
34,380	@	FMC Technologies, Inc.	1,733,440	0.5
13,000	@	Forest Oil Corp.	157,560	0.0
12,700		Helmerich & Payne, Inc.	685,165	0.2
27,260		HollyFrontier Corp.	876,409	0.3
4,000	@	Kosmos Energy LLC	52,960	0.0
29,880	@	McDermott International, Inc.	382,763	0.1
4,300		Murphy Oil Corp.	241,961	0.1
11,300	@	Newfield Exploration Co.	391,884	0.1
5,200		Noble Energy, Inc.	508,456	0.2
15,800		Oceaneering International, Inc.	851,462	0.3
6,300	@	Oil States International, Inc.	491,778	0.2
2,500		Patterson-UTI Energy, Inc.	43,225	0.0
39,300		Peabody Energy Corp.	1,138,128	0.4
13,600		Pioneer Natural Resources Co.	1,517,624	0.5
19,900		QEP Resources, Inc.	606,950	0.2
1,220	@,L	Quicksilver Resources, Inc.	6,149	0.0
23,040		Range Resources Corp.	1,339,546	0.4
3,040	@	Rowan Cos., Inc.	100,107	0.0
9,450	L	RPC, Inc.	100,264	0.0
59,900	@	SandRidge Energy, Inc.	469,017	0.1
7,500		SM Energy Co.	530,775	0.2
20,600	@	Superior Energy Services	543,016	0.2
500		Tidewater, Inc.	27,010	0.0
21,800	@	Ultra Petroleum Corp.	493,334	0.2
16,700	@	Whiting Petroleum Corp.	906,810	0.3
			27,276,327	8.7
		Financials: 6.7%
5,480	@	Affiliated Managers Group, Inc.	612,719	0.2
11,800		Apartment Investment & Management Co.	311,638	0.1
17,400		Boston Properties, Inc.	1,826,826	0.6
7,700		Camden Property Trust	506,275	0.2
7,700		CBOE Holdings, Inc.	218,834	0.1
41,820	@	CBRE Group, Inc.	834,727	0.3
3,200		Corporate Office Properties Trust SBI MD	74,272	0.0
14,120		Digital Realty Trust, Inc.	1,044,456	0.3
7,900		Discover Financial Services	263,386	0.1
17,260		Eaton Vance Corp.	493,291	0.2
3,100		Equity Residential	194,122	0.1
3,980		Erie Indemnity Co.	310,201	0.1
2,600		Essex Property Trust, Inc.	393,926	0.1
6,840		Federal Realty Investment Trust	662,044	0.2
10,760	L	Federated Investors, Inc.	241,132	0.1
3,200	@,L	Green Dot Corp.	84,864	0.0
4,300		Greenhill & Co., Inc.	187,652	0.1
6,960		Hudson City Bancorp., Inc.	50,878	0.0
10,620	@	IntercontinentalExchange, Inc.	1,459,400	0.5
4,900		Jones Lang LaSalle, Inc.	408,219	0.1
16,100		Lazard Ltd.	459,816	0.1
4,200	@	LPL Investment Holdings, Inc.	159,348	0.1
6,800		Macerich Co.	392,700	0.1
28,580		Moody’s Corp.	1,203,218	0.4
17,520	@	MSCI, Inc. - Class A	644,911	0.2
2,260	@	Nasdaq Stock Market, Inc.	58,534	0.0
11,780		NYSE Euronext	353,518	0.1
10,300		People’s United Financial, Inc.	136,372	0.0
14,280		Plum Creek Timber Co., Inc.	593,477	0.2
17,300		Rayonier, Inc.	762,757	0.2
21,200		SEI Investments Co.	438,628	0.1
37,700		T. Rowe Price Group, Inc.	2,461,810	0.8
31,940		TD Ameritrade Holding Corp.	630,495	0.2
2,300		UDR, Inc.	61,433	0.0
1,600		Validus Holdings Ltd.	49,520	0.0
22,000		Ventas, Inc.	1,256,200	0.4
2,900		Vornado Realty Trust	244,180	0.1
12,540		Waddell & Reed Financial, Inc.	406,421	0.1
22,800		Weyerhaeuser Co.	499,776	0.2
			20,991,976	6.7
		Health Care: 12.9%
49,860		Agilent Technologies, Inc.	2,219,269	0.7
26,280	@	Alexion Pharmaceuticals, Inc.	2,440,361	0.8
22,340	@	Allscripts Healthcare Solutions, Inc.	370,844	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
4,300	@	AMERIGROUP Corp.	$289,304	0.1
38,160		AmerisourceBergen Corp.	1,514,189	0.5
19,120	@,L	Amylin Pharmaceuticals, Inc.	477,235	0.1
16,120	@	BioMarin Pharmaceuticals, Inc.	552,110	0.2
12,300	@	Brookdale Senior Living, Inc.	230,256	0.1
12,300	@	Bruker BioSciences Corp.	188,313	0.1
10,200	@	CareFusion Corp.	264,486	0.1
6,200	@	Catalyst Health Solutions, Inc.	395,126	0.1
20,420	@	Cerner Corp.	1,555,187	0.5
7,520	@	Charles River Laboratories International, Inc.	271,397	0.1
1,900		Cooper Cos., Inc.	155,249	0.0
8,840	@	Covance, Inc.	421,049	0.1
12,260		CR Bard, Inc.	1,210,307	0.4
13,620	@	DaVita, Inc.	1,228,115	0.4
21,220	@,L	Dendreon Corp.	226,099	0.1
8,380		Densply International, Inc.	336,289	0.1
16,340	@	Edwards Lifesciences Corp.	1,188,408	0.4
17,000	@	Endo Pharmaceuticals Holdings, Inc.	658,410	0.2
6,940	@	Gen-Probe, Inc.	460,886	0.1
36,920	@	Health Management Associates, Inc.	248,103	0.1
7,100	@	Henry Schein, Inc.	537,328	0.2
8,320		Hill-Rom Holdings, Inc.	277,971	0.1
20,180	@	Hospira, Inc.	754,530	0.2
27,700	@,L	Human Genome Sciences, Inc.	228,248	0.1
8,340	@	Idexx Laboratories, Inc.	729,333	0.2
17,680	@,L	Illumina, Inc.	930,145	0.3
5,680	@	Intuitive Surgical, Inc.	3,077,140	1.0
14,340	@	Laboratory Corp. of America Holdings	1,312,684	0.4
2,220	@	Life Technologies Corp.	108,380	0.0
13,860		Lincare Holdings, Inc.	358,697	0.1
6,940	@	Mednax, Inc.	516,128	0.2
4,720	@	Mettler Toledo International, Inc.	872,020	0.3
56,900	@	Mylan Laboratories	1,334,305	0.4
12,500	@	Myriad Genetics, Inc.	295,750	0.1
6,000		Patterson Cos., Inc.	200,400	0.1
11,820		Perrigo Co.	1,221,124	0.4
20,680		Quest Diagnostics	1,264,582	0.4
10,700	@	Regeneron Pharmaceuticals, Inc.	1,247,834	0.4
22,260	@	Resmed, Inc.	688,057	0.2
8,100	@	Sirona Dental Systems, Inc.	417,474	0.1
9,000	@	SXC Health Solutions Corp.	674,640	0.2
5,420		Techne Corp.	379,942	0.1
3,660	@	Tenet Healthcare Corp.	19,435	0.0
8,300	@	Thoratec Corp.	279,793	0.1
7,560	@	United Therapeutics Corp.	356,303	0.1
13,200		Universal Health Services, Inc.	553,212	0.2
16,740	@	Varian Medical Systems, Inc.	1,154,390	0.4
26,040	@	Vertex Pharmaceuticals, Inc.	1,067,900	0.3
22,600	@	Warner Chilcott PLC	379,906	0.1
13,140	@	Waters Corp.	1,217,552	0.4
17,000	@	Watson Pharmaceuticals, Inc.	1,140,020	0.4
			40,496,215	12.9
		Industrials: 14.5%
7,710	@	Aecom Technology Corp.	172,473	0.1
380		Alliant Techsystems, Inc.	19,046	0.0
23,100		Ametek, Inc.	1,120,581	0.4
280	@	Armstrong World Industries, Inc.	13,656	0.0
960		Avery Dennison Corp.	28,925	0.0
17,140	@	Babcock & Wilcox Co.	441,355	0.1
13,400	@	BE Aerospace, Inc.	622,698	0.2
720		Carlisle Cos., Inc.	35,942	0.0
24,140		CH Robinson Worldwide, Inc.	1,580,929	0.5
8,400		Chicago Bridge & Iron Co. NV	362,796	0.1
740		Con-way, Inc.	24,131	0.0
15,500		Cooper Industries PLC	991,225	0.3
3,640		Copa Holdings S.A.	288,288	0.1
16,360	@	Copart, Inc.	426,505	0.1
1,100		Covanta Holding Corp.	17,853	0.0
74,180	@	Delta Airlines, Inc.	735,124	0.2
22,320		Donaldson Co., Inc.	797,494	0.3
20,860		Dover Corp.	1,312,928	0.4
7,180		The Dun & Bradstreet Corp.	608,361	0.2
18,500		Eaton Corp.	921,855	0.3
1,000		Equifax, Inc.	44,260	0.0
30,420		Expeditors International Washington, Inc.	1,414,834	0.5
42,280		Fastenal Co.	2,287,348	0.7
7,400		Flowserve Corp.	854,774	0.3
24,940		Fluor Corp.	1,497,398	0.5
7,600		Gardner Denver, Inc.	478,952	0.2
3,900	@	General Cable Corp.	113,412	0.0
7,420		Goodrich Corp.	930,765	0.3
8,800		Graco, Inc.	466,928	0.1
1,000	@	GrafTech International Ltd.	11,940	0.0
1,060		Harsco Corp.	24,868	0.0
35,700	@	Hertz Global Holdings, Inc.	536,928	0.2
10,900		IDEX Corp.	459,217	0.1
7,200	@	IHS, Inc.	674,280	0.2
36,700		Ingersoll-Rand PLC	1,517,545	0.5
24,900		Iron Mountain, Inc.	717,120	0.2
13,360		JB Hunt Transport Services, Inc.	726,383	0.2
15,040		Joy Global, Inc.	1,105,440	0.4
11,960	@	Kansas City Southern	857,412	0.3
900	@	KAR Holdings, Inc.	14,589	0.0
1,500		KBR, Inc.	53,325	0.0
1,400		Kennametal, Inc.	62,342	0.0
5,540	@	Kirby Corp.	364,477	0.1
6,980		Landstar System, Inc.	402,886	0.1
7,760		Lennox International, Inc.	312,728	0.1
7,500		Lincoln Electric Holdings, Inc.	339,900	0.1
19,300		Manitowoc Co., Inc.	267,498	0.1
52,160		Masco Corp.	697,379	0.2
6,480		MSC Industrial Direct Co.	539,654	0.2
5,720	@	Navistar International Corp.	231,374	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
10,100	@	Nielsen Holdings NV	$304,414	0.1
8,800		Nordson Corp.	479,688	0.2
16,500		Pall Corp.	983,895	0.3
9,500		Parker Hannifin Corp.	803,225	0.3
5,700	@,L	Polypore International, Inc.	200,412	0.1
21,420		Robert Half International, Inc.	649,026	0.2
20,660		Rockwell Automation, Inc.	1,646,602	0.5
22,000		Rockwell Collins, Inc.	1,266,320	0.4
13,640		Roper Industries, Inc.	1,352,542	0.4
1,600		Snap-On, Inc.	97,552	0.0
20,320		Southwest Airlines Co.	167,437	0.1
3,500	@	Spirit Aerosystems Holdings, Inc.	85,610	0.0
2,100		SPX Corp.	162,813	0.1
12,220	@	Stericycle, Inc.	1,022,081	0.3
2,300		Textron, Inc.	64,009	0.0
1,920	@	Thomas & Betts Corp.	138,067	0.0
10,800		Timken Co.	547,992	0.2
4,500		Toro Co.	319,995	0.1
1,800		Towers Watson & Co.	118,926	0.0
7,260	@	TransDigm Group, Inc.	840,417	0.3
41,193	@	United Continental Holdings, Inc.	885,649	0.3
13,480		UTI Worldwide, Inc.	232,260	0.1
3,260		Valmont Industries, Inc.	382,757	0.1
14,600	@	Verisk Analytics, Inc.	685,762	0.2
9,860	@	WABCO Holdings, Inc.	596,333	0.2
7,000		Wabtec Corp.	527,590	0.2
14,510		Waste Connections, Inc.	472,010	0.1
2,900	@	Wesco International, Inc.	189,399	0.1
8,180		WW Grainger, Inc.	1,757,146	0.6
			45,508,050	14.5
		Information Technology: 18.3%
7,800	@	Acme Packet, Inc.	214,656	0.1
89,620	@	Advanced Micro Devices, Inc.	718,752	0.2
24,840	@	Akamai Technologies, Inc.	911,628	0.3
7,380	@	Alliance Data Systems Corp.	929,585	0.3
46,860		Altera Corp.	1,865,965	0.6
24,240		Amphenol Corp.	1,448,825	0.5
42,900		Analog Devices, Inc.	1,733,160	0.6
13,360	@	Ansys, Inc.	868,667	0.3
14,100	@	Ariba, Inc.	461,211	0.1
2,380	@	Arrow Electronics, Inc.	99,889	0.0
62,400	@	Atmel Corp.	615,264	0.2
33,020	@	Autodesk, Inc.	1,397,406	0.4
27,400		Avago Technologies Ltd.	1,067,778	0.3
23,840	@	BMC Software, Inc.	957,414	0.3
1,600		Booz Allen Hamilton Holding Corp.	27,248	0.0
16,980		Broadridge Financial Solutions ADR	405,992	0.1
39,220	@	Cadence Design Systems, Inc.	464,365	0.1
13,820	@	Ciena Corp.	223,746	0.1
26,880	@	Citrix Systems, Inc.	2,121,101	0.7
23,300	@	Compuware Corp.	214,127	0.1
940	@	Cree, Inc.	29,732	0.0
24,520		Cypress Semiconductor Corp.	383,247	0.1
7,720	@	Dolby Laboratories, Inc.	293,823	0.1
720		DST Systems, Inc.	39,046	0.0
47,640	@	Electronic Arts, Inc.	785,107	0.2
6,780	@	Equinix, Inc.	1,067,511	0.3
11,480	@	F5 Networks, Inc.	1,549,341	0.5
6,740		Factset Research Systems, Inc.	667,530	0.2
8,600	@,L	First Solar, Inc.	215,430	0.1
16,360	@	Fiserv, Inc.	1,135,220	0.4
2,200	@	FleetCor Technologies, Inc.	85,294	0.0
23,280		Flir Systems, Inc.	589,217	0.2
17,500	@	Fortinet, Inc.	483,875	0.2
3,900	@	Freescale Semiconductor Holdings Ltd.	60,021	0.0
14,200	@	Gartner, Inc.	605,488	0.2
14,220	@	Genpact Ltd.	231,786	0.1
11,680	X	Global Payments, Inc.	554,800	0.2
3,400	@,L	Groupon, Inc.	62,492	0.0
4,620		Harris Corp.	208,270	0.1
15,500	@	Informatica Corp.	819,950	0.3
9,140		Intersil Corp.	102,368	0.0
44,020		Intuit, Inc.	2,646,923	0.8
4,000	@	IPG Photonics Corp.	208,200	0.1
23,220		Jabil Circuit, Inc.	583,286	0.2
33,040	@	JDS Uniphase Corp.	478,749	0.2
18,900		KLA-Tencor Corp.	1,028,538	0.3
18,180	@	Lam Research Corp.	811,192	0.3
12,580		Lender Processing Services, Inc.	327,080	0.1
32,640		Linear Technology Corp.	1,099,968	0.4
1,300	@,L	LinkedIn Corp.	132,587	0.0
25,200	@	LSI Logic Corp.	218,736	0.1
42,380		Maxim Integrated Products	1,211,644	0.4
19,980	@	MEMC Electronic Materials, Inc.	72,128	0.0
27,300	L	Microchip Technology, Inc.	1,015,560	0.3
11,780	@	Micros Systems, Inc.	651,316	0.2
13,290		National Instruments Corp.	379,031	0.1
18,180	@	NCR Corp.	394,688	0.1
10,760	@	NeuStar, Inc.	400,810	0.1
34,700	@	Nuance Communications, Inc.	887,626	0.3
85,920	@	Nvidia Corp.	1,322,309	0.4
64,920	@	ON Semiconductor Corp.	584,929	0.2
42,600		Paychex, Inc.	1,320,174	0.4
2,000	@	PMC - Sierra, Inc.	14,460	0.0
25,700	@	Polycom, Inc.	490,099	0.2
12,420	@	QLogic Corp.	220,579	0.1
15,100	@	Rackspace Hosting, Inc.	872,629	0.3
27,645	@	Red Hat, Inc.	1,655,659	0.5
22,400	@	Riverbed Technolgoy, Inc.	628,992	0.2
16,080	@	Rovi Corp.	523,404	0.2
13,560	@	SAIC, Inc.	178,992	0.1
5,878	@	Silicon Laboratories, Inc.	252,754	0.1
27,600	@	Skyworks Solutions, Inc.	763,140	0.2
10,300		Solera Holdings, Inc.	472,667	0.2
1,500	@	Synopsys, Inc.	45,990	0.0
24,140	@	Teradata Corp.	1,645,141	0.5
24,200	@	TIBCO Software, Inc.	738,100	0.2
17,880	@	Trimble Navigation Ltd.	973,030	0.3
13,800	@	VeriFone Holdings, Inc.	715,806	0.2
24,080		VeriSign, Inc.	923,227	0.3
5,900	@,L	VistaPrint NV	228,035	0.1
8,572	@,L	WebMD Health Corp.	219,272	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
90,500		Western Union Co.	$1,592,800	0.5
38,100		Xilinx, Inc.	1,387,983	0.4
7,920	@	Zebra Technologies Corp.	326,145	0.1
			57,360,705	18.3
		Materials: 8.4%
11,200		Airgas, Inc.	996,464	0.3
3,200	L	AK Steel Holding Corp.	24,192	0.0
13,180		Albemarle Corp.	842,466	0.3
15,300		Allegheny Technologies, Inc.	629,901	0.2
13,000	@	Allied Nevada Gold Corp.	422,890	0.1
24,040		Ball Corp.	1,030,835	0.3
6,500		Carpenter Technology Corp.	339,495	0.1
22,380		Celanese Corp.	1,033,508	0.3
8,031		CF Industries Holdings, Inc.	1,466,862	0.5
20,860		Cliffs Natural Resources, Inc.	1,444,764	0.5
4,780		Compass Minerals International, Inc.	342,917	0.1
22,300	@	Crown Holdings, Inc.	821,309	0.3
20,300		Eastman Chemical Co.	1,049,307	0.3
44,126		Ecolab, Inc.	2,723,457	0.9
10,360		FMC Corp.	1,096,710	0.4
5,500		Huntsman Corp.	77,055	0.0
11,640		International Flavors & Fragrances, Inc.	682,104	0.2
13,500		International Paper Co.	473,850	0.2
7,600	@	Intrepid Potash, Inc.	184,908	0.1
3,100		Kronos Worldwide, Inc.	77,314	0.0
3,100	L	Martin Marietta Materials, Inc.	265,453	0.1
8,200	@,L	Molycorp, Inc.	277,406	0.1
13,400		Packaging Corp. of America	396,506	0.1
22,700		PPG Industries, Inc.	2,174,660	0.7
1,600		Reliance Steel & Aluminum Co.	90,368	0.0
10,100		Rock-Tenn Co.	682,356	0.2
9,500	@	Rockwood Holdings, Inc.	495,425	0.2
7,880		Royal Gold, Inc.	513,934	0.2
920		Schnitzer Steel Industries, Inc.	36,703	0.0
5,780	L	Scotts Miracle-Gro Co.	313,045	0.1
12,920		Sherwin-Williams Co.	1,404,016	0.4
17,420		Sigma-Aldrich Corp.	1,272,705	0.4
7,200		Silgan Holdings, Inc.	318,240	0.1
17,800		Solutia, Inc.	497,332	0.2
23,300		Steel Dynamics, Inc.	338,782	0.1
6,700		Titanium Metals Corp.	90,852	0.0
1,800		Valspar Corp.	86,922	0.0
8,800		Walter Industries, Inc.	521,048	0.2
600		Westlake Chemical Corp.	38,874	0.0
9,700	@	WR Grace & Co.	560,660	0.2
			26,135,595	8.4
		Telecommunication Services: 0.0%
22,700	@	Clearwire Corp.	51,756	0.0

		Telecommunications: 1.5%
42,060	@	Crown Castle International Corp.	2,243,480	0.7
1,500	@	Level 3 Communications, Inc.	38,595	0.0
40,520	@	MetroPCS Communications, Inc.	365,491	0.1
21,180	@	NII Holdings, Inc.	387,806	0.1
16,460	@	SBA Communications Corp.	836,333	0.3
18,840	@	TW Telecom, Inc.	417,494	0.1
43,500		Windstream Corp.	509,385	0.2
			4,798,584	1.5
		Utilities: 0.3%
2,100		Aqua America, Inc.	46,809	0.0
7,380		ITC Holdings Corp.	567,817	0.2
1,800		National Fuel Gas Co.	86,616	0.0
1,200		Oneok, Inc.	97,992	0.1
			799,234	0.3
		Total Common Stock (Cost $206,589,396)	304,358,444	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateral(cc)(1): 2.6%
411,747		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $411,752, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $419,982, due 01/01/22-03/01/42)	$411,747	0 .2
1,955,789		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,955,816, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,994,905, due 03/31/12-04/01/42)	1,955,789	0 .6
1,955,789		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,955,818, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,994,905, due 03/01/18-04/15/43)	1,955,789	0 .6

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
1,955,789		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,955,821, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,994,905, due 07/19/12-04/01/42)	$1,955,789	0 .6
1,955,789		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,955,813, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,994,905, due 10/01/20-12/01/40)	1,955,789	0 .6
			8,234,903	2 .6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
8,797,957		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,797,957)	$8,797,957	2 .8
		Total Short-Term Investments (Cost $17,032,860)	17,032,860	5 .4
		Total Investments in Securities (Cost $223,622,256)	$321,391,304	102 .5
		Liabilities in Excess of Other Assets	(7,761,276)	(2 .5)
		Net Assets	$313,630,028	100 .0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $224,406,080.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$108,278,244
		Gross Unrealized Depreciation	(11,303,020)
		Net Unrealized Appreciation	$96,975,224

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Growth Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$63,112,813	$—	$—	$63,112,813
Consumer Staples	17,827,189	—	—	17,827,189
Energy	27,276,327	—	—	27,276,327
Financials	20,991,976	—	—	20,991,976
Health Care	40,496,215	—	—	40,496,215
Industrials	45,508,050	—	—	45,508,050
Information Technology	56,805,905	554,800	—	57,360,705
Materials	26,135,595	—	—	26,135,595
Telecommunication Services	51,756	—	—	51,756
Telecommunications	4,798,584	—	—	4,798,584
Utilities	799,234	—	—	799,234
Total Common Stock	303,803,644	554,800	—	304,358,444
Short-Term Investments	8,797,957	8,234,903	—	17,032,860
Total Investments, at value	$312,601,601	$8,789,703	$—	$321,391,304
Other Financial Instruments+
Futures	354,509	—	—	354,509
Total Assets	$312,956,110	$8,789,703	$—	$321,745,813

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	96	06/15/12	$9,526,080	$354,509
			$9,526,080	$354,509

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 16.0%
30,650		Aaron’s, Inc.	$793,835	0.0
33,650		Abercrombie & Fitch Co.	1,669,377	0.1
29,800		Advance Auto Parts, Inc.	2,639,386	0.2
20,800	@	AMC Networks, Inc.	928,304	0.1
74,450		American Eagle Outfitters	1,279,796	0.1
46,150	@	Apollo Group, Inc. - Class A	1,783,236	0.1
34,200	L	Autoliv, Inc.	2,293,110	0.1
15,650	@,L	Autonation, Inc.	536,952	0.0
10,250	@	Autozone, Inc.	3,810,950	0.2
16,500	@	Bally Technologies, Inc.	771,375	0.0
95,250	@	Bed Bath & Beyond, Inc.	6,264,593	0.4
121,000		Best Buy Co., Inc.	2,865,280	0.2
28,700	@	Big Lots, Inc.	1,234,674	0.1
41,850	@	BorgWarner, Inc.	3,529,629	0.2
32,450		Brinker International, Inc.	893,997	0.1
83,000		Cablevision Systems Corp.	1,218,440	0.1
23,700	@	Career Education Corp.	191,022	0.0
86,300	@	Carmax, Inc.	2,990,295	0.2
22,100	@	Charter Communications, Inc.	1,402,245	0.1
67,400		Chico’s FAS, Inc.	1,017,740	0.1
11,900	@	Chipotle Mexican Grill, Inc.	4,974,200	0.3
11,000		Choice Hotels International, Inc.	410,740	0.0
15,550	@	Clear Channel Outdoor Holdings, Inc.	124,089	0.0
52,150		Darden Restaurants, Inc.	2,667,994	0.2
14,800	@	Deckers Outdoor Corp.	933,140	0.1
26,300		DeVry, Inc.	890,781	0.1
36,050		Dick’s Sporting Goods, Inc.	1,733,284	0.1
13,000		Dillard’s, Inc.	819,260	0.0
106,500	@	Discovery Communications, Inc. - Class A	5,388,900	0.3
76,500		Dish Network Corp.	2,519,145	0.2
37,800	@	Dollar General Corp.	1,746,360	0.1
46,850	@	Dollar Tree, Inc.	4,426,856	0.3
107,000		D.R. Horton, Inc.	1,623,190	0.1
27,300	@,L	DreamWorks Animation SKG, Inc.	503,685	0.0
8,200		DSW, Inc.	449,114	0.0
4,900	L	Dunkin’ Brands Group, Inc.	147,539	0.0
14,700	@,L	Education Management Corp.	201,243	0.0
37,125		Expedia, Inc.	1,241,460	0.1
46,850		Family Dollar Stores, Inc.	2,964,668	0.2
7,550	@	Federal Mogul Corp.	129,935	0.0
59,200		Foot Locker, Inc.	1,838,160	0.1
20,100	@	Fossil, Inc.	2,652,798	0.2
54,050	L	GameStop Corp.	1,180,452	0.1
91,950		Gannett Co., Inc.	1,409,593	0.1
146,700		Gap, Inc.	3,834,738	0.2
41,050		Garmin Ltd.	1,927,298	0.1
54,600		Gentex Corp.	1,337,700	0.1
60,250		Genuine Parts Co.	3,780,687	0.2
93,350	@	Goodyear Tire & Rubber Co.	1,047,387	0.1
24,700		Guess ?, Inc.	771,875	0.0
116,800		H&R Block, Inc.	1,923,696	0.1
37,000	@	Hanesbrands, Inc.	1,092,980	0.1
90,400		Harley-Davidson, Inc.	4,436,832	0.3
26,700		Harman International Industries, Inc.	1,249,827	0.1
46,650		Hasbro, Inc.	1,712,988	0.1
16,900	@	Hyatt Hotels Corp.	721,968	0.0
114,800		International Game Technology	1,927,492	0.1
186,950		Interpublic Group of Cos., Inc.	2,133,099	0.1
10,750	@,L	ITT Educational Services, Inc.	711,005	0.0
35,000		Jarden Corp.	1,408,050	0.1
63,300		JC Penney Co., Inc.	2,242,719	0.1
17,850		John Wiley & Sons, Inc.	849,481	0.1
22,300	@,L	Lamar Advertising Co.	722,743	0.0
40,200		Lear Corp.	1,868,898	0.1
54,650		Leggett & Platt, Inc.	1,257,496	0.1
61,250		Lennar Corp.	1,664,775	0.1
101,000	@	Liberty Global, Inc.	5,058,080	0.3
229,900	@	Liberty Media Corp. - Interactive - Class A	4,388,791	0.3
44,704	@	Liberty Media Corp. - Liberty Capital	3,940,658	0.2
55,750	@	LKQ Corp.	1,737,727	0.1
98,950		Limited Brands, Inc.	4,749,600	0.3
162,850		Macy’s, Inc.	6,470,030	0.4
23,075	@	Madison Square Garden, Inc.	789,165	0.0
106,325		Marriott International, Inc.	4,024,401	0.2
10,662	@	Marriott Vacations Worldwide Corp.	303,974	0.0
132,950		Mattel, Inc.	4,475,097	0.3
113,050		McGraw-Hill Cos., Inc.	5,479,533	0.3
134,750	@	MGM Resorts International	1,835,295	0.1
21,600	@	Mohawk Industries, Inc.	1,436,616	0.1
9,400		Morningstar, Inc.	592,670	0.0
20,100	@	NetFlix, Inc.	2,312,304	0.1
111,400		Newell Rubbermaid, Inc.	1,984,034	0.1
62,350		Nordstrom, Inc.	3,474,142	0.2
2,220	@	NVR, Inc.	1,612,453	0.1
107,500		Omnicom Group	5,444,875	0.3
691	@	Orchard Supply Hardware Stores Corp.	14,269	0.0
49,250	@	O’Reilly Automotive, Inc.	4,498,987	0.3
11,150	@	Panera Bread Co.	1,794,258	0.1
26,000	@	Penn National Gaming, Inc.	1,117,480	0.1
43,450		Petsmart, Inc.	2,486,209	0.1
24,800		Polaris Industries, Inc.	1,789,320	0.1
130,690	@	Pulte Homes, Inc.	1,156,606	0.1
22,900		PVH Corp.	2,045,657	0.1
40,550	L	RadioShack Corp.	252,221	0.0
24,000		Ralph Lauren Corp.	4,183,920	0.3
30,900		Regal Entertainment Group	420,240	0.0
89,900		Ross Stores, Inc.	5,223,190	0.3
51,650		Royal Caribbean Cruises Ltd.	1,520,060	0.1
36,300	@	Sally Beauty Holdings, Inc.	900,240	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
35,850		Scripps Networks Interactive - Class A	$1,745,536	0.1
14,800	@,L	Sears Holding Corp.	980,500	0.1
91,300		Service Corp. International	1,028,038	0.1
33,250		Signet Jewelers Ltd.	1,572,060	0.1
1,508,900	@,L	Sirius XM Radio, Inc.	3,485,559	0.2
272,700		Staples, Inc.	4,412,286	0.3
74,550		Starwood Hotels & Resorts Worldwide, Inc.	4,205,366	0.3
26,200	@	Tempur-Pedic International, Inc.	2,212,066	0.1
19,500	@,L	Tesla Motors, Inc.	726,180	0.0
16,900		Thor Industries, Inc.	533,364	0.0
48,850		Tiffany & Co.	3,377,001	0.2
56,050	@	Toll Brothers, Inc.	1,344,640	0.1
27,700		Tractor Supply Co.	2,508,512	0.2
37,125	@	TripAdvisor, Inc.	1,324,249	0.1
38,950	@	TRW Automotive Holdings Corp.	1,809,228	0.1
23,900		Tupperware Corp.	1,517,650	0.1
17,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,616,286	0.1
13,900	@,L	Under Armour, Inc.	1,306,600	0.1
46,050	@	Urban Outfitters, Inc.	1,340,516	0.1
33,350		VF Corp.	4,868,433	0.3
115,000		Virgin Media, Inc.	2,872,700	0.2
19,500	@	Visteon Corp.	1,033,500	0.1
1,920		Washington Post	717,254	0.0
11,100	L	Weight Watchers International, Inc.	856,809	0.1
120,900		Wendy’s Company	605,709	0.0
29,100		Whirlpool Corp.	2,236,626	0.1
40,100		Williams-Sonoma, Inc.	1,502,948	0.1
21,800	@	WMS Industries, Inc.	517,314	0.0
61,050		Wyndham Worldwide Corp.	2,839,436	0.2
26,300		Wynn Resorts Ltd.	3,284,344	0.2
			263,607,368	16.0
		Consumer Staples: 6.1%
164,450		Avon Products, Inc.	3,183,752	0.2
59,000		Beam, Inc.	3,455,630	0.2
39,212		Brown-Forman Corp.	3,269,889	0.2
56,250		Bunge Ltd.	3,849,750	0.2
67,800		Campbell Soup Co.	2,295,030	0.1
54,700		Church & Dwight Co., Inc.	2,690,693	0.2
50,950		Clorox Co.	3,502,813	0.2
124,200		Coca-Cola Enterprises, Inc.	3,552,120	0.2
156,400		ConAgra Foods, Inc.	4,107,064	0.3
69,550	@	Constellation Brands, Inc.	1,640,684	0.1
29,200		Corn Products International, Inc.	1,683,380	0.1
70,050	@	Dean Foods Co.	848,305	0.1
84,650		Dr Pepper Snapple Group, Inc.	3,403,776	0.2
26,600	@	Energizer Holdings, Inc.	1,973,188	0.1
42,750		Flowers Foods, Inc.	870,818	0.1
47,000	@,L	Green Mountain Coffee Roasters, Inc.	2,201,480	0.1
45,600		Herbalife Ltd.	3,138,192	0.2
58,100		Hershey Co.	3,563,273	0.2
123,100		HJ Heinz Co.	6,592,005	0.4
52,500		Hormel Foods Corp.	1,549,800	0.1
44,350		JM Smucker Co.	3,608,316	0.2
53,650		Lorillard, Inc.	6,946,602	0.4
50,650		McCormick & Co., Inc.	2,756,879	0.2
78,200		Mead Johnson Nutrition Co.	6,449,936	0.4
51,350		Molson Coors Brewing Co.	2,323,587	0.1
53,600	@	Monster Beverage Corp.	3,328,024	0.2
10,550	@	Post Holdings, Inc.	347,411	0.0
21,100	@	Ralcorp Holdings, Inc.	1,563,299	0.1
135,400		Safeway, Inc.	2,736,434	0.2
223,650		Sara Lee Corp.	4,815,185	0.3
63,550	@	Smithfield Foods, Inc.	1,400,007	0.1
81,150	L	Supervalu, Inc.	463,367	0.0
115,100		Tyson Foods, Inc.	2,204,165	0.1
59,150		Whole Foods Market, Inc.	4,921,280	0.3
			101,236,134	6.1
		Energy: 7.2%
86,583	@	Alpha Natural Resources, Inc.	1,316,927	0.1
73,000		Arch Coal, Inc.	781,830	0.0
21,600	@	Atwood Oceanics, Inc.	969,624	0.1
79,900		Cabot Oil & Gas Corp.	2,490,483	0.2
93,700	@	Cameron International Corp.	4,950,171	0.3
7,400	L	CARBO Ceramics, Inc.	780,330	0.0
32,650		Cimarex Energy Co.	2,464,096	0.2
45,200	@	Cobalt International Energy, Inc.	1,357,356	0.1
39,500	@	Concho Resources, Inc.	4,032,160	0.2
86,650		Consol Energy, Inc.	2,954,765	0.2
16,000	@,L	Continental Resources, Inc.	1,373,120	0.1
17,500		Core Laboratories NV	2,302,475	0.1
153,725	@	Denbury Resources, Inc.	2,802,407	0.2
26,300		Diamond Offshore Drilling	1,755,525	0.1
30,550	@	Dresser-Rand Group, Inc.	1,417,214	0.1
294,100		El Paso Corp.	8,690,655	0.5
51,350		EQT Corp.	2,475,583	0.2
57,000	L	EXCO Resources, Inc.	377,910	0.0
91,900	@	FMC Technologies, Inc.	4,633,598	0.3
43,500	@	Forest Oil Corp.	527,220	0.0
36,450		Helmerich & Payne, Inc.	1,966,477	0.1
73,116		HollyFrontier Corp.	2,350,679	0.1
12,600	@	Kosmos Energy LLC	166,824	0.0
89,650	@	McDermott International, Inc.	1,148,417	0.1
73,950		Murphy Oil Corp.	4,161,167	0.3
109,900	@	Nabors Industries Ltd.	1,922,151	0.1
51,450	@	Newfield Exploration Co.	1,784,286	0.1
67,450		Noble Energy, Inc.	6,595,261	0.4
41,500		Oceaneering International, Inc.	2,236,435	0.1
19,550	@	Oil States International, Inc.	1,526,073	0.1
59,100		Patterson-UTI Energy, Inc.	1,021,839	0.1
103,600		Peabody Energy Corp.	3,000,256	0.2
44,650		Pioneer Natural Resources Co.	4,982,494	0.3
53,950	@	Plains Exploration & Production Co.	2,300,968	0.1
67,550		QEP Resources, Inc.	2,060,275	0.1
45,150	@,L	Quicksilver Resources, Inc.	227,556	0.0
61,400		Range Resources Corp.	3,569,796	0.2
48,750	@	Rowan Cos., Inc.	1,605,338	0.1
24,600	L	RPC, Inc.	261,006	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
156,850	@	SandRidge Energy, Inc.	$1,228,135	0.1
8,200	@	SEACOR Holdings, Inc.	785,396	0.1
24,400		SM Energy Co.	1,726,788	0.1
248,600		Spectra Energy Corp.	7,843,330	0.5
46,350		Sunoco, Inc.	1,768,252	0.1
51,500	@	Superior Energy Services	1,357,540	0.1
15,950		Teekay Shipping Corp.	554,263	0.0
54,950	@	Tesoro Corp.	1,474,858	0.1
19,900		Tidewater, Inc.	1,074,998	0.1
58,400	@	Ultra Petroleum Corp.	1,321,592	0.1
15,950	@	Unit Corp.	682,022	0.0
218,100		Valero Energy Corp.	5,620,437	0.3
44,800	@	Whiting Petroleum Corp.	2,432,640	0.1
			119,210,998	7.2
		Financials: 18.9%
19,950	@	Affiliated Managers Group, Inc.	2,230,610	0.1
23,600		Alexandria Real Estate Equities, Inc.	1,725,868	0.1
5,960	@	Alleghany Corp.	1,961,436	0.1
14,550		Allied World Assurance Co.	999,149	0.1
95,300		American Capital Agency Corp.	2,815,162	0.2
134,800	@	American Capital Ltd.	1,168,716	0.1
30,800		American Financial Group, Inc.	1,188,264	0.1
2,600		American National Insurance	188,552	0.0
89,700		Ameriprise Financial, Inc.	5,124,561	0.3
351,250		Annaly Capital Management, Inc.	5,556,775	0.3
126,334		AON Corp.	6,197,946	0.4
45,612		Apartment Investment & Management Co.	1,204,613	0.1
50,450	@	Arch Capital Group Ltd.	1,878,758	0.1
78,300		Ares Capital Corp.	1,280,205	0.1
42,200		Arthur J. Gallagher & Co.	1,508,228	0.1
27,100		Aspen Insurance Holdings Ltd.	757,174	0.0
66,250		Associated Banc-Corp.	924,850	0.1
36,950		Assurant, Inc.	1,496,475	0.1
70,400		Assured Guaranty Ltd.	1,163,008	0.1
34,340		AvalonBay Communities, Inc.	4,853,959	0.3
49,500		Axis Capital Holdings Ltd.	1,641,915	0.1
18,200		Bank of Hawaii Corp.	879,970	0.1
12,800		BankUnited, Inc.	320,000	0.0
9,850		BOK Financial Corp.	554,358	0.0
55,650		Boston Properties, Inc.	5,842,694	0.4
51,750		Brandywine Realty Trust	594,090	0.0
28,500		BRE Properties, Inc.	1,440,675	0.1
44,450		Brown & Brown, Inc.	1,057,021	0.1
26,800		Camden Property Trust	1,762,100	0.1
123,450		CapitalSource, Inc.	814,770	0.0
63,996		Capitol Federal Financial, Inc.	758,993	0.0
20,200		CBOE Holdings, Inc.	574,084	0.0
111,850	@	CBRE Group, Inc.	2,232,526	0.1
392,800		Chimera Investment Corp.	1,111,624	0.1
55,950		Cincinnati Financial Corp.	1,930,834	0.1
76,600	@	CIT Group, Inc.	3,158,984	0.2
17,850		City National Corp.	936,589	0.1
10,250		CNA Financial Corp.	300,632	0.0
67,600		Comerica, Inc.	2,187,536	0.1
29,712		Commerce Bancshares, Inc.	1,203,930	0.1
27,687		CommonWealth REIT	515,532	0.0
27,200		Corporate Office Properties Trust SBI MD	631,312	0.0
20,400		Cullen/Frost Bankers, Inc.	1,187,076	0.1
82,700		DDR Corp.	1,207,420	0.1
36,400		Digital Realty Trust, Inc.	2,692,508	0.2
208,650		Discover Financial Services	6,956,391	0.4
47,550		Douglas Emmett, Inc.	1,084,615	0.1
96,650		Duke Realty Corp.	1,385,961	0.1
96,000	@	E*Trade Financial Corp.	1,051,200	0.1
56,900		East-West Bancorp., Inc.	1,313,821	0.1
45,350		Eaton Vance Corp.	1,296,103	0.1
15,500		Endurance Specialty Holdings Ltd.	630,230	0.0
112,650		Equity Residential	7,054,143	0.4
10,600		Erie Indemnity Co.	826,164	0.0
12,450		Essex Property Trust, Inc.	1,886,299	0.1
17,600		Everest Re Group Ltd.	1,628,352	0.1
23,800		Federal Realty Investment Trust	2,303,602	0.1
34,550	L	Federated Investors, Inc.	774,265	0.0
85,450		Fidelity National Title Group, Inc.	1,540,663	0.1
351,250		Fifth Third Bancorp.	4,935,062	0.3
2,100		First Citizens BancShares, Inc.	383,649	0.0
100,659		First Horizon National Corp.	1,044,840	0.1
115,900		First Niagara Financial Group, Inc.	1,140,456	0.1
28,100	@	First Republic Bank	925,614	0.1
52,500	@	Forest City Enterprises, Inc.	822,150	0.0
76,250		Fulton Financial Corp.	800,625	0.0
215,481		General Growth Properties, Inc.	3,661,022	0.2
187,500	@	Genworth Financial, Inc.	1,560,000	0.1
8,400	@,L	Green Dot Corp.	222,768	0.0
11,400		Greenhill & Co., Inc.	497,496	0.0
17,400		Hanover Insurance Group, Inc.	715,488	0.0
170,300		Hartford Financial Services Group, Inc.	3,589,924	0.2
43,550		HCC Insurance Holdings, Inc.	1,357,453	0.1
155,250		HCP, Inc.	6,126,165	0.4
79,450		Health Care Real Estate Investment Trust, Inc.	4,366,572	0.3
47,200		Hospitality Properties Trust	1,249,384	0.1
262,324		Host Hotels & Resorts, Inc.	4,307,360	0.3
8,106	@	Howard Hughes Corp.	517,730	0.0
181,000		Hudson City Bancorp., Inc.	1,323,110	0.1
330,200		Huntington Bancshares, Inc.	2,129,790	0.1
14,000		Interactive Brokers Group, Inc.	238,000	0.0
28,100	@	IntercontinentalExchange, Inc.	3,861,502	0.2
176,700	@	Invesco Ltd.	4,712,589	0.3
71,250		Janus Capital Group, Inc.	634,837	0.0
51,650		Jefferies Group, Inc.	973,086	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
16,400		Jones Lang LaSalle, Inc.	$1,366,284	0.1
19,050		Kemper Corp.	576,834	0.0
363,650		Keycorp	3,091,025	0.2
155,550		Kimco Realty Corp.	2,995,893	0.2
42,400		Lazard Ltd.	1,210,944	0.1
56,950		Legg Mason, Inc.	1,590,613	0.1
75,550		Leucadia National Corp.	1,971,855	0.1
44,000		Liberty Property Trust	1,571,680	0.1
119,850		Lincoln National Corp.	3,159,246	0.2
13,100	@	LPL Investment Holdings, Inc.	497,014	0.0
47,910		M&T Bank Corp.	4,162,421	0.3
50,098		Macerich Co.	2,893,160	0.2
33,300		Mack-Cali Realty Corp.	959,706	0.1
3,680	@	Markel Corp.	1,652,099	0.1
209,750		Marsh & McLennan Cos., Inc.	6,877,703	0.4
56,550	@,L	MBIA, Inc.	554,190	0.0
10,250		Mercury General Corp.	448,335	0.0
76,250		Moody’s Corp.	3,210,125	0.2
46,050	@	MSCI, Inc. - Class A	1,695,101	0.1
47,250	@	Nasdaq Stock Market, Inc.	1,223,775	0.1
167,300	L	New York Community Bancorp., Inc.	2,327,143	0.1
83,000		Northern Trust Corp.	3,938,350	0.2
100,100		NYSE Euronext	3,004,001	0.2
99,200		Old Republic International Corp.	1,046,560	0.1
25,800		PartnerRe Ltd.	1,751,562	0.1
136,850		People’s United Financial, Inc.	1,811,894	0.1
66,100		Piedmont Office Realty Trust, Inc.	1,173,275	0.1
61,950		Plum Creek Timber Co., Inc.	2,574,642	0.2
391,700	@	Popular, Inc.	802,985	0.0
122,850		Principal Financial Group, Inc.	3,625,304	0.2
250,800		Progressive Corp.	5,813,544	0.4
167,340		ProLogis, Inc.	6,027,587	0.4
32,800		Protective Life Corp.	971,536	0.1
39,000		Raymond James Financial, Inc.	1,424,670	0.1
46,600		Rayonier, Inc.	2,054,594	0.1
48,500		Realty Income Corp.	1,878,405	0.1
34,300		Regency Centers Corp.	1,525,664	0.1
529,850		Regions Financial Corp.	3,491,712	0.2
28,300		Reinsurance Group of America, Inc.	1,683,001	0.1
19,800		RenaissanceRe Holdings Ltd.	1,499,454	0.1
8,082	@	Rouse Properties, Inc.	109,430	0.0
55,650		SEI Investments Co.	1,151,399	0.1
54,300		Senior Housing Properties Trust	1,197,315	0.1
30,900		SL Green Realty Corp.	2,396,295	0.1
201,700		SLM Corp.	3,178,792	0.2
24,900	@,L	St Joe Co.	473,349	0.0
17,350		Stancorp Financial Group, Inc.	710,309	0.0
205,300		SunTrust Bank	4,962,101	0.3
300,700		Synovus Financial Corp.	616,435	0.0
99,350		T. Rowe Price Group, Inc.	6,487,555	0.4
21,300		Taubman Centers, Inc.	1,553,835	0.1
60,750		TCF Financial Corp.	722,318	0.0
83,650		TD Ameritrade Holding Corp.	1,651,251	0.1
30,550	@	TFS Financial Corp.	290,225	0.0
43,750		Torchmark Corp.	2,180,938	0.1
72,668		UDR, Inc.	1,940,962	0.1
117,750		UnumProvident Corp.	2,882,520	0.2
29,500		Validus Holdings Ltd.	913,025	0.1
64,954		Valley National Bancorp.	841,154	0.0
96,846		Ventas, Inc.	5,529,907	0.3
70,450		Vornado Realty Trust	5,931,890	0.4
33,050		Waddell & Reed Financial, Inc.	1,071,151	0.1
42,450		Washington Federal, Inc.	714,009	0.0
46,300		Weingarten Realty Investors	1,223,709	0.1
206,032		Weyerhaeuser Co.	4,516,221	0.3
2,630	@	White Mountains Insurance Group Ltd.	1,319,524	0.1
43,800		WR Berkley Corp.	1,582,056	0.1
118,300		XL Group PLC	2,565,927	0.2
70,250		Zions Bancorp.	1,507,565	0.1
			311,945,016	18.9
		Health Care: 9.6%
133,100		Agilent Technologies, Inc.	5,924,281	0.4
32,600	@	Alere, Inc.	847,926	0.1
70,300	@	Alexion Pharmaceuticals, Inc.	6,528,058	0.4
72,800	@	Allscripts Healthcare Solutions, Inc.	1,208,480	0.1
16,700	@	AMERIGROUP Corp.	1,123,576	0.1
104,800		AmerisourceBergen Corp.	4,158,464	0.3
50,050	@,L	Amylin Pharmaceuticals, Inc.	1,249,248	0.1
42,450	@	BioMarin Pharmaceuticals, Inc.	1,453,913	0.1
7,600	@	Bio-Rad Laboratories, Inc.	788,044	0.0
584,500	@	Boston Scientific Corp.	3,495,310	0.2
37,300	@	Brookdale Senior Living, Inc.	698,256	0.0
32,400	@	Bruker BioSciences Corp.	496,044	0.0
85,500	@	CareFusion Corp.	2,217,015	0.1
16,300	@	Catalyst Health Solutions, Inc.	1,038,799	0.1
54,400	@	Cerner Corp.	4,143,104	0.3
19,800	@	Charles River Laboratories International, Inc.	714,582	0.0
103,500		Cigna Corp.	5,097,375	0.3
36,350	@	Community Health Systems, Inc.	808,424	0.0
17,750		Cooper Cos., Inc.	1,450,353	0.1
23,200	@	Covance, Inc.	1,105,016	0.1
56,800		Coventry Health Care, Inc.	2,020,376	0.1
32,850		CR Bard, Inc.	3,242,952	0.2
36,550	@	DaVita, Inc.	3,295,713	0.2
55,800	@,L	Dendreon Corp.	594,549	0.0
53,800		Densply International, Inc.	2,158,994	0.1
43,900	@	Edwards Lifesciences Corp.	3,192,847	0.2
44,550	@	Endo Pharmaceuticals Holdings, Inc.	1,725,421	0.1
109,400	@	Forest Laboratories, Inc.	3,795,086	0.2
18,300	@	Gen-Probe, Inc.	1,215,303	0.1
96,750	@	Health Management Associates, Inc.	650,160	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
34,550	@	Health Net, Inc.	$1,372,326	0.1
35,200	@	Henry Schein, Inc.	2,663,936	0.2
24,200		Hill-Rom Holdings, Inc.	808,522	0.0
99,950	@	Hologic, Inc.	2,153,923	0.1
64,050	@	Hospira, Inc.	2,394,829	0.1
72,600	@,L	Human Genome Sciences, Inc.	598,224	0.0
64,400		Humana, Inc.	5,955,712	0.4
21,900	@	Idexx Laboratories, Inc.	1,915,155	0.1
47,150	@,L	Illumina, Inc.	2,480,562	0.2
15,050	@	Intuitive Surgical, Inc.	8,153,337	0.5
38,300	@	Laboratory Corp. of America Holdings	3,505,982	0.2
68,361	@	Life Technologies Corp.	3,337,384	0.2
20,100	@	LifePoint Hospitals, Inc.	792,744	0.0
36,200		Lincare Holdings, Inc.	936,856	0.1
18,350	@	Mednax, Inc.	1,364,690	0.1
12,300	@	Mettler Toledo International, Inc.	2,272,425	0.1
167,900	@	Mylan Laboratories	3,937,255	0.2
32,800	@	Myriad Genetics, Inc.	776,048	0.0
44,250		Omnicare, Inc.	1,573,973	0.1
39,450		Patterson Cos., Inc.	1,317,630	0.1
43,050		PerkinElmer, Inc.	1,190,763	0.1
31,700		Perrigo Co.	3,274,927	0.2
89,400	@	Qiagen NV	1,391,958	0.1
60,250		Quest Diagnostics	3,684,287	0.2
27,900	@	Regeneron Pharmaceuticals, Inc.	3,253,698	0.2
58,500	@	Resmed, Inc.	1,808,235	0.1
21,300	@	Sirona Dental Systems, Inc.	1,097,802	0.1
23,700	@	SXC Health Solutions Corp.	1,776,552	0.1
14,250		Techne Corp.	998,925	0.1
15,350		Teleflex, Inc.	938,652	0.1
187,150	@	Tenet Healthcare Corp.	993,766	0.1
21,800	@	Thoratec Corp.	734,878	0.0
19,800	@	United Therapeutics Corp.	933,174	0.1
34,500		Universal Health Services, Inc.	1,445,895	0.1
44,750	@	Varian Medical Systems, Inc.	3,085,960	0.2
33,150	@	VCA Antech, Inc.	769,412	0.0
78,800	@	Vertex Pharmaceuticals, Inc.	3,231,588	0.2
64,900	@	Warner Chilcott PLC	1,090,969	0.1
34,950	@	Waters Corp.	3,238,467	0.2
48,350	@	Watson Pharmaceuticals, Inc.	3,242,351	0.2
73,400		Zimmer Holdings, Inc.	4,718,152	0.3
			157,649,593	9.6
		Industrials: 12.6%
45,550	@	Aecom Technology Corp.	1,018,954	0.1
36,300	@	AGCO Corp.	1,713,723	0.1
13,300	@,L	Air Lease Corp.	320,131	0.0
15,850		Alexander & Baldwin, Inc.	767,933	0.0
12,800		Alliant Techsystems, Inc.	641,536	0.0
61,575		Ametek, Inc.	2,987,003	0.2
8,100	@	Armstrong World Industries, Inc.	395,037	0.0
40,850		Avery Dennison Corp.	1,230,811	0.1
44,875	@	Babcock & Wilcox Co.	1,155,531	0.1
37,150	@	BE Aerospace, Inc.	1,726,361	0.1
23,400		Carlisle Cos., Inc.	1,168,128	0.1
63,350		CH Robinson Worldwide, Inc.	4,148,792	0.2
38,200		Chicago Bridge & Iron Co. NV	1,649,858	0.1
48,250		Cintas Corp.	1,887,540	0.1
10,200	@	CNH Global NV	404,940	0.0
21,150		Con-way, Inc.	689,701	0.0
63,100		Cooper Industries PLC	4,035,245	0.2
12,400		Copa Holdings S.A.	982,080	0.1
45,600	@	Copart, Inc.	1,188,792	0.1
41,050	@	Corrections Corp. of America	1,121,075	0.1
46,350		Covanta Holding Corp.	752,260	0.0
18,600		Crane Co.	902,100	0.1
323,362	@	Delta Airlines, Inc.	3,204,517	0.2
58,400		Donaldson Co., Inc.	2,086,632	0.1
71,350		Dover Corp.	4,490,769	0.3
18,900		The Dun & Bradstreet Corp.	1,601,397	0.1
130,500		Eaton Corp.	6,502,815	0.4
47,150		Equifax, Inc.	2,086,859	0.1
70,350		Exelis, Inc.	880,782	0.1
81,150		Expeditors International Washington, Inc.	3,774,286	0.2
112,700		Fastenal Co.	6,097,070	0.4
21,300		Flowserve Corp.	2,460,363	0.1
66,650		Fluor Corp.	4,001,666	0.2
59,000	@	Fortune Brands Home & Security, Inc.	1,302,130	0.1
20,000		Gardner Denver, Inc.	1,260,400	0.1
17,850		GATX Corp.	719,355	0.0
20,000	@	General Cable Corp.	581,600	0.0
47,650		Goodrich Corp.	5,977,216	0.4
23,200		Graco, Inc.	1,230,992	0.1
49,000	@	GrafTech International Ltd.	585,060	0.0
30,950		Harsco Corp.	726,087	0.0
93,450	@	Hertz Global Holdings, Inc.	1,405,488	0.1
23,100		Hubbell, Inc.	1,815,198	0.1
18,600	@	Huntington Ingalls Industries, Inc.	748,464	0.0
31,650		IDEX Corp.	1,333,414	0.1
18,850	@	IHS, Inc.	1,765,302	0.1
126,600		Ingersoll-Rand PLC	5,234,910	0.3
68,950		Iron Mountain, Inc.	1,985,760	0.1
35,175		ITT Corp.	806,915	0.0
48,550	@	Jacobs Engineering Group, Inc.	2,154,164	0.1
34,900		JB Hunt Transport Services, Inc.	1,897,513	0.1
40,050		Joy Global, Inc.	2,943,675	0.2
42,000	@	Kansas City Southern	3,010,980	0.2
11,000	@	KAR Holdings, Inc.	178,310	0.0
57,900		KBR, Inc.	2,058,345	0.1
31,300		Kennametal, Inc.	1,393,789	0.1
20,600	@	Kirby Corp.	1,355,274	0.1
40,550		L-3 Communications Holdings, Inc.	2,869,723	0.2
18,300		Landstar System, Inc.	1,056,276	0.1
20,450		Lennox International, Inc.	824,135	0.0
32,200		Lincoln Electric Holdings, Inc.	1,459,304	0.1
50,450		Manitowoc Co., Inc.	699,237	0.0
31,400		Manpower, Inc.	1,487,418	0.1
136,900		Masco Corp.	1,830,353	0.1
16,950		MSC Industrial Direct Co.	1,411,596	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
27,700	@	Navistar International Corp.	$1,120,465	0.1
30,900	@	Nielsen Holdings NV	931,326	0.1
23,200		Nordson Corp.	1,264,632	0.1
34,800	@	Oshkosh Truck Corp.	806,316	0.0
47,700	@	Owens Corning, Inc.	1,718,631	0.1
44,350		Pall Corp.	2,644,591	0.2
60,300		Parker Hannifin Corp.	5,098,365	0.3
37,550		Pentair, Inc.	1,787,755	0.1
70,050	L	Pitney Bowes, Inc.	1,231,479	0.1
14,900	@,L	Polypore International, Inc.	523,884	0.0
82,450	@	Quanta Services, Inc.	1,723,205	0.1
14,800		Regal-Beloit Corp.	970,140	0.1
122,710		Republic Services, Inc.	3,750,018	0.2
56,200		Robert Half International, Inc.	1,702,860	0.1
55,200		Rockwell Automation, Inc.	4,399,440	0.3
58,850		Rockwell Collins, Inc.	3,387,406	0.2
36,700		Roper Industries, Inc.	3,639,172	0.2
79,350	L	RR Donnelley & Sons Co.	983,146	0.1
19,700		Ryder System, Inc.	1,040,160	0.1
27,650	@	Shaw Group, Inc.	876,782	0.0
22,300		Snap-On, Inc.	1,359,631	0.1
302,800		Southwest Airlines Co.	2,495,072	0.1
44,850	@	Spirit Aerosystems Holdings, Inc.	1,097,031	0.1
19,500		SPX Corp.	1,511,835	0.1
64,277		Stanley Black & Decker, Inc.	4,946,758	0.3
32,850	@	Stericycle, Inc.	2,747,574	0.2
41,950	@	Terex Corp.	943,875	0.1
105,750		Textron, Inc.	2,943,022	0.2
20,100	@	Thomas & Betts Corp.	1,445,391	0.1
33,450		Timken Co.	1,697,253	0.1
11,900		Toro Co.	846,209	0.0
21,900		Towers Watson & Co.	1,446,933	0.1
19,100	@	TransDigm Group, Inc.	2,211,016	0.1
30,600		Trinity Industries, Inc.	1,008,270	0.1
126,890	@	United Continental Holdings, Inc.	2,728,135	0.2
30,050		URS Corp.	1,277,726	0.1
39,250		UTI Worldwide, Inc.	676,278	0.0
8,600		Valmont Industries, Inc.	1,009,726	0.1
45,500	@	Verisk Analytics, Inc.	2,137,135	0.1
25,800	@	WABCO Holdings, Inc.	1,560,384	0.1
18,400		Wabtec Corp.	1,386,808	0.1
43,500		Waste Connections, Inc.	1,415,055	0.1
16,450	@	Wesco International, Inc.	1,074,350	0.1
21,700		WW Grainger, Inc.	4,661,377	0.3
70,350		Xylem, Inc.	1,952,213	0.1
			208,361,900	12.6
		Information Technology: 13.5%
20,500	@	Acme Packet, Inc.	564,160	0.0
161,900		Activision Blizzard, Inc.	2,075,558	0.1
235,100	@	Advanced Micro Devices, Inc.	1,885,502	0.1
71,400	@	Akamai Technologies, Inc.	2,620,380	0.2
19,450	@	Alliance Data Systems Corp.	2,449,922	0.2
123,200		Altera Corp.	4,905,824	0.3
70,950	@	Amdocs Ltd.	2,240,601	0.1
67,350		Amphenol Corp.	4,025,510	0.2
114,700		Analog Devices, Inc.	4,633,880	0.3
35,050	@	Ansys, Inc.	2,278,951	0.1
40,800	@	AOL, Inc.	773,976	0.1
36,900	@	Ariba, Inc.	1,206,999	0.1
44,150	@	Arrow Electronics, Inc.	1,852,975	0.1
175,000	@	Atmel Corp.	1,725,500	0.1
87,900	@	Autodesk, Inc.	3,719,928	0.2
73,200		Avago Technologies Ltd.	2,852,604	0.2
58,400	@	Avnet, Inc.	2,125,176	0.1
18,350		AVX Corp.	243,321	0.0
67,650	@	BMC Software, Inc.	2,716,824	0.2
8,900		Booz Allen Hamilton Holding Corp.	151,567	0.0
47,250		Broadridge Financial Solutions ADR	1,129,747	0.1
180,700	@	Brocade Communications Systems, Inc.	1,039,025	0.1
146,700		CA, Inc.	4,043,052	0.3
102,750	@	Cadence Design Systems, Inc.	1,216,560	0.1
36,350	@	Ciena Corp.	588,506	0.0
71,850	@	Citrix Systems, Inc.	5,669,683	0.3
59,400		Computer Sciences Corp.	1,778,436	0.1
83,500	@	Compuware Corp.	767,365	0.1
37,100	@	CoreLogic, Inc.	605,472	0.0
41,900	@	Cree, Inc.	1,325,297	0.1
64,200		Cypress Semiconductor Corp.	1,003,446	0.1
25,000		Diebold, Inc.	963,000	0.1
20,400	@	Dolby Laboratories, Inc.	776,424	0.1
13,450		DST Systems, Inc.	729,394	0.0
14,650	@	EchoStar Holding Corp.	412,251	0.0
127,200	@	Electronic Arts, Inc.	2,096,256	0.1
17,900	@	Equinix, Inc.	2,818,355	0.2
30,950	@	F5 Networks, Inc.	4,177,012	0.3
17,750		Factset Research Systems, Inc.	1,757,960	0.1
48,850	@	Fairchild Semiconductor International, Inc.	718,095	0.0
100,255		Fidelity National Information Services, Inc.	3,320,446	0.2
22,800	@,L	First Solar, Inc.	571,140	0.0
54,950	@	Fiserv, Inc.	3,812,981	0.2
5,600	@	FleetCor Technologies, Inc.	217,112	0.0
61,050		Flir Systems, Inc.	1,545,176	0.1
45,900	@	Fortinet, Inc.	1,269,135	0.1
16,600	@	Freescale Semiconductor Holdings Ltd.	255,474	0.0
37,200	@	Gartner, Inc.	1,586,208	0.1
48,100	@	Genpact Ltd.	784,030	0.1
30,700	X	Global Payments, Inc.	1,458,250	0.1
6,300	@,L	Groupon, Inc.	115,794	0.0
48,650		Harris Corp.	2,193,142	0.1
30,850		IAC/InterActiveCorp	1,514,427	0.1
40,400	@	Informatica Corp.	2,137,160	0.1
61,600	@	Ingram Micro, Inc.	1,143,296	0.1
26,700	@	International Rectifier Corp.	615,969	0.0
47,950		Intersil Corp.	537,040	0.0
115,650		Intuit, Inc.	6,954,034	0.4
10,500	@	IPG Photonics Corp.	546,525	0.0
15,500	@	Itron, Inc.	703,855	0.0
73,650		Jabil Circuit, Inc.	1,850,088	0.1
86,650	@	JDS Uniphase Corp.	1,255,558	0.1
64,200		KLA-Tencor Corp.	3,493,764	0.2
47,550	@	Lam Research Corp.	2,121,681	0.1
33,000		Lender Processing Services, Inc.	858,000	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
30,400		Lexmark International, Inc.	$1,010,496	0.1
87,000		Linear Technology Corp.	2,931,900	0.2
3,400	@,L	LinkedIn Corp.	346,766	0.0
231,650	@	LSI Logic Corp.	2,010,722	0.1
194,250	@	Marvell Technology Group Ltd.	3,055,553	0.2
112,900		Maxim Integrated Products	3,227,811	0.2
88,150	@	MEMC Electronic Materials, Inc.	318,222	0.0
72,850	L	Microchip Technology, Inc.	2,710,020	0.2
331,700	@	Micron Technology, Inc.	2,686,770	0.2
31,000	@	Micros Systems, Inc.	1,713,990	0.1
51,650		Molex, Inc.	1,452,398	0.1
49,450	@	Monster Worldwide, Inc.	482,138	0.0
99,700	@	Motorola Mobility Holdings, Inc.	3,912,228	0.2
34,650		National Instruments Corp.	988,218	0.1
60,600	@	NCR Corp.	1,315,626	0.1
28,200	@	NeuStar, Inc.	1,050,450	0.1
30,350	@	Novellus Systems, Inc.	1,514,768	0.1
91,150	@	Nuance Communications, Inc.	2,331,617	0.1
229,550	@	Nvidia Corp.	3,532,775	0.2
170,200	@	ON Semiconductor Corp.	1,533,502	0.1
123,500		Paychex, Inc.	3,827,265	0.2
89,400	@	PMC - Sierra, Inc.	646,362	0.0
67,500	@	Polycom, Inc.	1,287,225	0.1
40,050	@	QLogic Corp.	711,288	0.0
39,400	@	Rackspace Hosting, Inc.	2,276,926	0.1
73,750	@	Red Hat, Inc.	4,416,888	0.3
58,700	@	Riverbed Technolgoy, Inc.	1,648,296	0.1
43,300	@	Rovi Corp.	1,409,415	0.1
110,300	@	SAIC, Inc.	1,455,960	0.1
91,200	@	Sandisk Corp.	4,522,608	0.3
16,950	@	Silicon Laboratories, Inc.	728,850	0.0
72,400	@	Skyworks Solutions, Inc.	2,001,860	0.1
27,000		Solera Holdings, Inc.	1,239,030	0.1
30,789	@,L	SunPower Corp.	196,434	0.0
56,100	@	Synopsys, Inc.	1,720,026	0.1
17,900	@	Tech Data Corp.	971,254	0.1
138,750		Tellabs, Inc.	561,937	0.0
64,550	@	Teradata Corp.	4,399,082	0.3
70,950	@	Teradyne, Inc.	1,198,345	0.1
63,500	@	TIBCO Software, Inc.	1,936,750	0.1
62,050		Total System Services, Inc.	1,431,493	0.1
46,950	@	Trimble Navigation Ltd.	2,555,019	0.2
34,200	@	VeriFone Holdings, Inc.	1,773,954	0.1
64,450		VeriSign, Inc.	2,471,013	0.2
58,150	@	Vishay Intertechnology, Inc.	707,104	0.0
16,400	@	VistaPrint NV	633,860	0.0
22,610	@	WebMD Health Corp.	578,364	0.0
88,900	@	Western Digital Corp.	3,679,571	0.2
241,800		Western Union Co.	4,255,680	0.3
535,817		Xerox Corp.	4,329,401	0.3
101,600		Xilinx, Inc.	3,701,288	0.2
20,900	@	Zebra Technologies Corp.	860,662	0.1
			221,783,959	13.5
		Materials: 6.5%
29,950		Airgas, Inc.	2,664,652	0.2
42,150	L	AK Steel Holding Corp.	318,654	0.0
35,000		Albemarle Corp.	2,237,200	0.1
40,550		Allegheny Technologies, Inc.	1,669,444	0.1
34,200	@	Allied Nevada Gold Corp.	1,112,526	0.1
25,700		Aptargroup, Inc.	1,407,589	0.1
30,300		Ashland, Inc.	1,850,118	0.1
64,300		Ball Corp.	2,757,184	0.2
40,250		Bemis Co., Inc.	1,299,672	0.1
25,100		Cabot Corp.	1,071,268	0.1
16,850		Carpenter Technology Corp.	880,075	0.0
59,750		Celanese Corp.	2,759,255	0.2
26,283		CF Industries Holdings, Inc.	4,800,590	0.3
53,850		Cliffs Natural Resources, Inc.	3,729,651	0.2
44,150		Commercial Metals Co.	654,303	0.0
12,600		Compass Minerals International, Inc.	903,924	0.1
59,650	@	Crown Holdings, Inc.	2,196,909	0.1
18,800		Cytec Industries, Inc.	1,142,852	0.1
15,700		Domtar Corp.	1,497,466	0.1
54,300		Eastman Chemical Co.	2,806,767	0.2
118,515		Ecolab, Inc.	7,314,746	0.4
27,400		FMC Corp.	2,900,564	0.2
14,700		Greif, Inc. - Class A	822,024	0.0
73,650		Huntsman Corp.	1,031,836	0.1
30,800		International Flavors & Fragrances, Inc.	1,804,880	0.1
167,250		International Paper Co.	5,870,475	0.4
20,100	@	Intrepid Potash, Inc.	489,033	0.0
8,300		Kronos Worldwide, Inc.	207,002	0.0
17,550	L	Martin Marietta Materials, Inc.	1,502,807	0.1
64,850		MeadWestvaco Corp.	2,048,612	0.1
21,400	@,L	Molycorp, Inc.	723,962	0.0
120,900		Nucor Corp.	5,192,655	0.3
62,750	@	Owens-Illinois, Inc.	1,464,585	0.1
39,050		Packaging Corp. of America	1,155,489	0.1
60,450		PPG Industries, Inc.	5,791,110	0.3
28,600		Reliance Steel & Aluminum Co.	1,615,328	0.1
26,500		Rock-Tenn Co.	1,790,340	0.1
26,200	@	Rockwood Holdings, Inc.	1,366,330	0.1
20,800		Royal Gold, Inc.	1,356,576	0.1
49,950		RPM International, Inc.	1,308,191	0.1
8,350		Schnitzer Steel Industries, Inc.	333,123	0.0
17,450	L	Scotts Miracle-Gro Co.	945,092	0.1
61,150		Sealed Air Corp.	1,180,807	0.1
34,250		Sherwin-Williams Co.	3,721,947	0.2
46,650		Sigma-Aldrich Corp.	3,408,249	0.2
18,900		Silgan Holdings, Inc.	835,380	0.0
46,800		Solutia, Inc.	1,307,592	0.1
38,150		Sonoco Products Co.	1,266,580	0.1
83,450		Steel Dynamics, Inc.	1,213,363	0.1
32,650		Titanium Metals Corp.	442,734	0.0
55,000	L	United States Steel Corp.	1,615,350	0.1
36,750		Valspar Corp.	1,774,658	0.1
49,400		Vulcan Materials Co.	2,110,862	0.1
23,800		Walter Industries, Inc.	1,409,198	0.1
7,700		Westlake Chemical Corp.	498,883	0.0
28,100	@	WR Grace & Co.	1,624,180	0.1
			107,204,642	6.5

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Telecommunication Services: 0.1%
69,000	@	Clearwire Corp.	$157,320	0.0
37,555		Telephone & Data Systems, Inc.	869,398	0.1
5,500	@	United States Cellular Corp.	225,115	0.0
			1,251,833	0.1
		Telecommunications: 1.0%
111,000	@	Crown Castle International Corp.	5,920,740	0.4
380,500	L	Frontier Communications Corp.	1,586,685	0.1
51,503	@	Level 3 Communications, Inc.	1,325,172	0.1
106,150	@	MetroPCS Communications, Inc.	957,473	0.0
65,100	@	NII Holdings, Inc.	1,191,981	0.1
43,400	@	SBA Communications Corp.	2,205,154	0.1
57,600	@	TW Telecom, Inc.	1,276,416	0.1
194,900		Windstream Corp.	2,282,279	0.1
			16,745,900	1.0
		Utilities: 6.4%
251,200	@	AES Corp.	3,283,184	0.2
39,600		AGL Resources, Inc.	1,553,112	0.1
42,400		Alliant Energy Corp.	1,836,768	0.1
92,250		Ameren Corp.	3,005,505	0.2
67,000		American Water Works Co., Inc.	2,280,010	0.1
52,850		Aqua America, Inc.	1,178,027	0.1
34,500		Atmos Energy Corp.	1,085,370	0.1
134,100	@	Calpine Corp.	2,307,861	0.1
162,600		CenterPoint Energy, Inc.	3,206,472	0.2
96,450		CMS Energy Corp.	2,121,900	0.1
111,950		Consolidated Edison, Inc.	6,540,119	0.4
64,750		DTE Energy Co.	3,563,192	0.2
124,700		Edison International	5,300,997	0.3
27,700		Energen Corp.	1,361,455	0.1
68,100		Entergy Corp.	4,576,320	0.3
295,221	@	GenOn Energy, Inc.	614,060	0.0
51,950		Great Plains Energy, Inc.	1,053,026	0.1
36,450		Hawaiian Electric Industries	924,007	0.1
29,900		Integrys Energy Group, Inc.	1,584,401	0.1
19,500		ITC Holdings Corp.	1,500,330	0.1
72,250		MDU Resources Group, Inc.	1,617,677	0.1
31,600		National Fuel Gas Co.	1,520,592	0.1
106,950		NiSource, Inc.	2,604,232	0.2
67,600		Northeast Utilities	2,509,312	0.1
92,250	@	NRG Energy, Inc.	1,445,558	0.1
39,650		NSTAR	1,928,179	0.1
90,100		NV Energy, Inc.	1,452,412	0.1
37,400		OGE Energy Corp.	2,000,900	0.1
40,950		Oneok, Inc.	3,343,977	0.2
86,350		Pepco Holdings, Inc.	1,631,151	0.1
3,700	@	Pacific Gas & Electric Co.	160,606	0.0
41,650		Pinnacle West Capital Corp.	1,995,035	0.1
220,700		PPL Corp.	6,236,982	0.4
112,600		Progress Energy, Inc.	5,980,186	0.4
67,850		Questar Corp.	1,306,791	0.1
44,050		SCANA Corp.	2,009,121	0.1
91,550		Sempra Energy	5,489,338	0.3
82,150		TECO Energy, Inc.	1,441,733	0.1
42,650		UGI Corp.	1,162,213	0.1
31,200		Vectren Corp.	906,672	0.0
43,600		Westar Energy, Inc.	1,217,748	0.1
89,400		Wisconsin Energy Corp.	3,145,092	0.2
185,150		Xcel Energy, Inc.	4,900,921	0.3
			104,882,544	6.4
		Total Common Stock (Cost $1,109,239,931)	1,613,879,887	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
		Securities Lending Collateral(cc)(1): 2.0%

7,797,314	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $7,797,429, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $7,953,260, due 03/01/18-04/15/43)	$7,797,314	0.5
7,797,314	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $7,797,442, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $7,953,260, due 07/19/12-04/01/42)	7,797,314	0.4
1,641,540	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,641,567, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $1,674,371, due 10/01/13-06/25/43)	1,641,540	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral (continued)
7,797,314		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $7,797,423, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $7,953,260, due 01/15/13-04/01/42)	$7,797,314	0.5
7,797,314		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $7,797,410, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $7,953,260, due 12/01/17-04/01/42)	7,797,314	0.5
			32,830,796	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
33,385,187		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $33,385,187)	$33,385,187	2.0
		Total Short-Term Investments (Cost $66,215,983)	66,215,983	4.0
		Total Investments in Securities (Cost $1,175,455,914)	$1,680,095,870	101.9
		Liabilities in Excess of Other Assets	(30,522,052)	(1.9)
		Net Assets	$1,649,573,818	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,184,359,507.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$550,426,427
		Gross Unrealized Depreciation	(54,690,064)
		Net Unrealized Appreciation	$495,736,363

PORTFOLIO OF INVESTMENTS
ING Russell™ Mid Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$263,607,368	$—	$—	$263,607,368
Consumer Staples	101,236,134	—	—	101,236,134
Energy	119,210,998	—	—	119,210,998
Financials	311,945,016	—	—	311,945,016
Health Care	157,649,593	—	—	157,649,593
Industrials	208,361,900	—	—	208,361,900
Information Technology	220,325,709	1,458,250	—	221,783,959
Materials	107,204,642	—	—	107,204,642
Telecommunication Services	1,251,833	—	—	1,251,833
Telecommunications	16,745,900	—	—	16,745,900
Utilities	104,882,544	—	—	104,882,544
Total Common Stock	1,612,421,637	1,458,250	—	1,613,879,887
Short-Term Investments	33,385,187	32,830,796	—	66,215,983
Total Investments, at value	$1,645,806,824	$34,289,046	$—	$1,680,095,870
Other Financial Instruments+
Futures	1,152,929	—	—	1,152,929
Total Assets	$1,646,959,753	$34,289,046	$—	$1,681,248,799

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	357	06/15/12	$35,425,110	$1,152,929
			$35,425,110	$1,152,929

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 13.3%
43,900	@	Aeropostale, Inc.	$949,118	0.1
25,580	@	AFC Enterprises	433,837	0.1
9,440		Ambassadors Group, Inc.	50,504	0.0
46,660	@	American Axle & Manufacturing Holdings, Inc.	546,389	0.1
25,220		American Greetings Corp.	386,875	0.1
11,830	@	American Public Education, Inc.	449,540	0.1
7,960	@	America’s Car-Mart, Inc.	350,081	0.0
20,400	@	Amerigon, Inc.	330,072	0.0
19,380		Ameristar Casinos, Inc.	361,049	0.1
32,620	@	ANN, Inc.	934,237	0.1
18,690		Arbitron, Inc.	691,156	0.1
12,600	@	Arctic Cat, Inc.	539,658	0.1
20,580	@	Asbury Automotive Group, Inc.	555,660	0.1
44,662	@	Ascena Retail Group, Inc.	1,979,420	0.3
11,660	@	Ascent Media Corp.	551,401	0.1
24,200	@,L	Barnes & Noble, Inc.	320,650	0.0
40,100	@	Beazer Homes USA, Inc.	130,325	0.0
24,060		Bebe Stores, Inc.	222,074	0.0
58,800		Belo Corp.	421,596	0.1
14,150		Big 5 Sporting Goods Corp.	110,936	0.0
871	@	Biglari Holdings, Inc.	350,882	0.0
11,680	@	BJ’s Restaurants, Inc.	588,088	0.1
7,520	@,L	Blue Nile, Inc.	248,010	0.0
3,700		Blyth, Inc.	276,871	0.0
20,750		Bob Evans Farms, Inc.	782,690	0.1
17,500	@	Body Central Corp.	507,850	0.1
36,600	@,L	Boyd Gaming Corp.	286,944	0.0
5,800	@	Bravo Brio Restaurant Group, Inc.	115,768	0.0
13,550	@	Bridgepoint Education, Inc.	335,363	0.0
26,160		Brown Shoe Co., Inc.	241,457	0.0
63,360		Brunswick Corp.	1,631,520	0.2
17,080		Buckle, Inc.	818,132	0.1
13,200	@,L	Buffalo Wild Wings, Inc.	1,197,108	0.2
20,980	@	Cabela’s, Inc.	800,387	0.1
15,000	@	Caesars Entertainment Co.	221,610	0.0
44,250		Callaway Golf Co.	299,130	0.0
11,380	@	Capella Education Co.	409,111	0.1
17,800	@	Carrols Restaurant Group, Inc.	271,450	0.0
34,990	@	Carter’s, Inc.	1,741,452	0.2
21,220		Cato Corp.	586,521	0.1
4,460	@	Cavco Industries, Inc.	207,747	0.0
14,240		CEC Entertainment, Inc.	539,838	0.1
13,500	@,L	Central European Media Enterprises Ltd.	95,850	0.0
75,340	@	Charming Shoppes, Inc.	444,506	0.1
34,810	@	Cheesecake Factory	1,023,066	0.1
4,980		Cherokee, Inc.	56,722	0.0
15,470	@	Childrens Place Retail Stores, Inc.	799,335	0.1
20,680		Christopher & Banks Corp.	38,465	0.0
6,027		Churchill Downs, Inc.	336,909	0.0
50,120		Cinemark Holdings, Inc.	1,100,134	0.1
13,710	@	Citi Trends, Inc.	157,117	0.0
23,100	@,L	Coinstar, Inc.	1,468,005	0.2
48,180	@	Collective Brands, Inc.	947,219	0.1
7,610	L	Columbia Sportswear Co.	361,095	0.1
13,820	@	Conn’s, Inc.	212,137	0.0
33,490		Cooper Tire & Rubber Co.	509,718	0.1
9,250		Core-Mark Holding Co., Inc.	378,695	0.1
64,860	@	Corinthian Colleges, Inc.	268,520	0.0
16,900	@,L	Cost Plus, Inc.	302,510	0.0
15,330		Cracker Barrel Old Country Store	855,414	0.1
54,870	@	CROCS, Inc.	1,147,880	0.2
6,790		CSS Industries, Inc.	132,133	0.0
91,610		Dana Holding Corp.	1,419,955	0.2
65,160	@	Denny’s Corp.	263,246	0.0
4,860		Destination Maternity Corp.	90,250	0.0
14,050	@	Digital Generation, Inc.	143,451	0.0
11,300	@	DineEquity, Inc.	560,480	0.1
31,560	@	Domino’s Pizza, Inc.	1,145,628	0.1
10,530	@	Dorman Products, Inc.	532,818	0.1
16,110	@	Drew Industries, Inc.	439,964	0.1
7,525	@	DSW, Inc. - CLASS B	412,144	0.1
15,400	@	Entercom Communications Corp.	99,946	0.0
14,140		Ethan Allen Interiors, Inc.	358,025	0.1
22,750	@	EW Scripps Co.	224,543	0.0
40,520	@	Exide Technologies	126,828	0.0
29,300	@	Express, Inc.	731,914	0.1
36,889		Finish Line	782,785	0.1
4,470	@	Fisher Communications, Inc.	137,318	0.0
17,890		Fred’s, Inc.	261,373	0.0
7,820	@	Fuel Systems Solutions, Inc.	204,571	0.0
38,310	@	Furniture Brands International, Inc.	64,361	0.0
21,040	@	Gaylord Entertainment Co.	648,032	0.1
14,430	@	Genesco, Inc.	1,033,910	0.1
8,710	@	G-III Apparel Group Ltd.	247,538	0.0
13,852	@	Global Sources Ltd.	85,328	0.0
11,100		GNC Holdings, Inc.	387,279	0.1
22,710	@	Grand Canyon Education, Inc.	403,330	0.1
63,200	@	Gray Television, Inc.	119,448	0.0
12,560		Group 1 Automotive, Inc.	705,495	0.1
22,960		Harte-Hanks, Inc.	207,788	0.0
12,850		Haverty Furniture Cos., Inc.	142,635	0.0
19,210	@	Helen of Troy Ltd.	653,332	0.1
8,300	@,L	hhgregg, Inc.	94,454	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
18,650	@	Hibbett Sporting Goods, Inc.	$1,017,358	0.1
28,900		Hillenbrand, Inc.	663,255	0.1
34,480		HOT Topic, Inc.	349,972	0.0
60,260	@,L	Hovnanian Enterprises, Inc.	147,637	0.0
27,100		HSN, Inc.	1,030,613	0.1
48,250	@	Iconix Brand Group, Inc.	838,585	0.1
10,000		International Speedway Corp.	277,500	0.0
26,350		Interval Leisure Group, Inc.	458,490	0.1
14,480	@,L	iRobot Corp.	394,725	0.1
33,720	@	Jack in the Box, Inc.	808,268	0.1
19,780		Jakks Pacific, Inc.	345,161	0.0
74,600	@	Jamba, Inc.	154,422	0.0
56,340		Jones Group, Inc.	707,630	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	934,097	0.1
38,700	@	Journal Communications, Inc.	217,881	0.0
15,310	@,L	K12, Inc.	361,775	0.1
28,400	L	KB Home	252,760	0.0
10,950	@	Kenneth Cole Productions, Inc.	176,295	0.0
8,160	@	Kirkland’s, Inc.	132,029	0.0
19,120	@	Knology, Inc.	347,984	0.0
37,300	@	Krispy Kreme Doughnuts, Inc.	272,290	0.0
18,200	@	K-Swiss, Inc.	74,620	0.0
42,500	@	La-Z-Boy, Inc.	635,800	0.1
8,300	@	Libbey, Inc.	107,402	0.0
27,800	@	Life Time Fitness, Inc.	1,405,846	0.2
10,200		Lifetime Brands, Inc.	114,648	0.0
36,770	@	Lin TV Corp.	148,919	0.0
11,390		Lincoln Educational Services Corp.	90,095	0.0
46,200	@,L	Lions Gate Entertainment Corp.	643,104	0.1
10,400		Lithia Motors, Inc.	272,480	0.0
104,827	@	Live Nation, Inc.	985,374	0.1
63,620	@	Liz Claiborne, Inc.	849,963	0.1
17,480	@,L	Lumber Liquidators	438,923	0.1
15,780	@	M/I Homes, Inc.	195,041	0.0
10,800		Mac-Gray Corp.	163,404	0.0
13,480	@	Maidenform Brands, Inc.	303,435	0.0
12,780		Marcus Corp.	160,389	0.0
17,800	@	MarineMax, Inc.	146,494	0.0
20,380		Matthews International Corp.	644,823	0.1
54,600	@,L	McClatchy Co.	157,794	0.0
14,300		MDC Holdings, Inc.	368,797	0.1
13,200		MDC Partners, Inc.	146,784	0.0
32,100		Men’s Wearhouse, Inc.	1,244,517	0.2
19,600	L	Meredith Corp.	636,216	0.1
21,110	@	Meritage Homes Corp.	571,237	0.1
29,300	@	Modine Manufacturing Co.	258,719	0.0
19,665		Monro Muffler, Inc.	815,901	0.1
31,800	@	Morgans Hotel Group Co.	157,410	0.0
8,850		Movado Group, Inc.	217,268	0.0
20,400		National American University Holdings, Inc.	128,520	0.0
31,900		National CineMedia, Inc.	488,070	0.1
57,200	@	New York Times Co.	388,388	0.1
20,940	L	Nutri/System, Inc.	235,156	0.0
23,550	@	O’Charleys, Inc.	231,732	0.0
138,800	@	Office Depot, Inc.	478,860	0.1
52,050	@	OfficeMax, Inc.	297,726	0.0
57,400	@	Orient-Express Hotels Ltd.	585,480	0.1
10,260	@,L	Overstock.com, Inc.	53,762	0.0
4,970		Oxford Industries, Inc.	252,575	0.0
57,390	@	Pacific Sunwear of California	101,006	0.0
15,910	@	Papa John’s International, Inc.	599,171	0.1
6,340	@	Peet’s Coffee & Tea, Inc.	467,258	0.1
26,200		Penske Auto Group, Inc.	645,306	0.1
31,450		PEP Boys-Manny Moe & Jack	469,234	0.1
6,460	@	Perry Ellis International, Inc.	120,608	0.0
9,800		PetMed Express, Inc.	121,324	0.0
14,550		PF Chang’s China Bistro, Inc.	575,016	0.1
64,310	@	Pier 1 Imports, Inc.	1,169,156	0.2
35,640	@	Pinnacle Entertainment, Inc.	410,216	0.1
35,370		Pool Corp.	1,323,545	0.2
63,310	@	Quiksilver, Inc.	255,772	0.0
6,400	@	ReachLocal, Inc.	45,632	0.0
11,200	@	Red Robin Gourmet Burgers, Inc.	416,528	0.1
36,110		Regis Corp.	665,507	0.1
36,240		Rent-A-Center, Inc.	1,368,060	0.2
6,600	@	Rentrak Corp.	149,820	0.0
42,780	@	Ruby Tuesday, Inc.	390,581	0.1
8,600	@	Rue21, Inc.	252,324	0.0
39,102	@	Ruth’s Hospitality Group, Inc.	296,784	0.0
29,150		Ryland Group, Inc.	562,012	0.1
100,100	@,L	Saks, Inc.	1,162,161	0.2
17,420		Scholastic Corp.	614,578	0.1
39,500	@	Scientific Games Corp.	460,570	0.1
36,800	@	Select Comfort Corp.	1,191,952	0.2
35,480	@	Shuffle Master, Inc.	624,448	0.1
16,110	@	Shutterfly, Inc.	504,726	0.1
38,950		Sinclair Broadcast Group, Inc.	430,787	0.1
22,800		Six Flags Entertainment Corp.	1,066,356	0.1
23,840	@	Skechers USA, Inc.	303,245	0.0
9,870		Skyline Corp.	75,506	0.0
61,020	@	Smith & Wesson Holding Corp.	472,905	0.1
30,760		Sonic Automotive, Inc.	550,912	0.1
38,380	@	Sonic Corp.	294,758	0.0
45,580		Sotheby’s	1,793,117	0.2
25,330		Spartan Motors, Inc.	133,996	0.0
9,760		Speedway Motorsports, Inc.	182,317	0.0
24,960		Stage Stores, Inc.	405,350	0.1
13,650		Standard Motor Products, Inc.	242,151	0.0
75,180	@	Standard-Pacific Corp.	335,303	0.0
14,950	@	Stein Mart, Inc.	98,670	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
9,780	@	Steiner Leisure Ltd.	$477,557	0.1
4,490	@	Steinway Musical Instruments	112,250	0.0
25,165	@	Steven Madden Ltd.	1,075,804	0.1
10,100	@	Stoneridge, Inc.	99,889	0.0
5,700	L	Strayer Education, Inc.	537,396	0.1
10,740		Sturm Ruger & Co., Inc.	527,334	0.1
14,900	@	Summer Infant, Inc.	89,400	0.0
15,060		Superior Industries International	294,272	0.0
7,470	@	Systemax, Inc.	125,944	0.0
42,510	@	Talbots, Inc.	128,805	0.0
36,560	@	Tenneco, Inc.	1,358,204	0.2
34,920		Texas Roadhouse, Inc.	581,069	0.1
8,600	@	Tower International, Inc.	104,748	0.0
14,730	@	True Religion Apparel, Inc.	403,602	0.1
22,360	@	Tuesday Morning Corp.	85,862	0.0
10,950	@	Universal Electronics, Inc.	218,781	0.0
13,070		Universal Technical Institute, Inc.	172,393	0.0
19,660		Vail Resorts, Inc.	850,295	0.1
34,840	@	Valassis Communications, Inc.	801,320	0.1
26,100	@	Valuevision Media, Inc.	54,027	0.0
6,600	@,L	Vera Bradley, Inc.	199,254	0.0
10,300	@	Vitamin Shoppe, Inc.	455,363	0.1
25,381	@	Warnaco Group, Inc.	1,482,250	0.2
63,420	@	Wet Seal, Inc.	218,799	0.0
6,490		Weyco Group, Inc.	153,813	0.0
19,680	@,L	Winnebago Industries	192,864	0.0
37,160		Wolverine World Wide, Inc.	1,381,609	0.2
14,180		World Wrestling Entertainment, Inc.	125,777	0.0
14,550	@	Zumiez, Inc.	525,401	0.1
			105,303,255	13.3
		Consumer Staples: 3.5%
5,390		Alico, Inc.	124,563	0.0
56,040	@	Alliance One International, Inc.	211,271	0.0
13,940		Andersons, Inc.	678,739	0.1
28,490		B&G Foods, Inc.	641,310	0.1
6,650	@,L	Boston Beer Co., Inc.	710,153	0.1
9,570	L	Calavo Growers, Inc.	256,285	0.0
11,400	L	Cal-Maine Foods, Inc.	436,164	0.1
20,073		Casey’s General Stores, Inc.	1,113,249	0.1
43,000	@,L	Central European Distribution Corp.	219,730	0.0
26,800	@	Central Garden & Pet Co.	258,084	0.0
27,820	@	Chiquita Brands International, Inc.	244,538	0.0
4,300		Coca-Cola Bottling Co. Consolidated	269,782	0.0
76,070	@	Darling International, Inc.	1,325,139	0.2
14,680	L	Diamond Foods, Inc.	334,998	0.0
23,800	@	Dole Food Co., Inc.	237,524	0.0
17,090	@	Elizabeth Arden, Inc.	597,808	0.1
26,110		Fresh Del Monte Produce, Inc.	596,352	0.1
16,100	@	Fresh Market, Inc.	771,995	0.1
27,530	@	Hain Celestial Group, Inc.	1,206,089	0.2
46,380	@,L	Heckmann Corp.	199,898	0.0
15,460	L	Imperial Sugar Co.	72,507	0.0
10,440		Ingles Markets, Inc.	184,162	0.0
5,370		Inter Parfums, Inc.	84,255	0.0
10,120		J&J Snack Foods Corp.	530,895	0.1
13,793		Lancaster Colony Corp.	916,683	0.1
5,580	@,L	Medifast, Inc.	97,427	0.0
5,530		Nash Finch Co.	157,163	0.0
7,100	@	National Beverage Corp.	113,884	0.0
37,870		Nu Skin Enterprises, Inc.	2,193,052	0.3
7,400	@	Nutraceutical International Corp.	107,744	0.0
5,100		Oil-Dri Corp. of America	108,579	0.0
9,810	@	Pantry, Inc.	127,628	0.0
41,166	@	Pilgrim’s Pride Corp.	307,098	0.0
29,480	@	Prestige Brands Holdings, Inc.	515,310	0.1
12,260		Pricesmart, Inc.	892,651	0.1
18,500	@	Primo Water Corp.	36,075	0.0
350,300	@	Rite Aid Corp.	609,522	0.1
31,470		Ruddick Corp.	1,261,947	0.2
17,640	L	Sanderson Farms, Inc.	935,449	0.1
6,230	@	Seneca Foods Corp.	164,098	0.0
40,710	@	Smart Balance, Inc.	269,093	0.0
21,000		Snyders-Lance, Inc.	542,850	0.1
20,340		Spartan Stores, Inc.	368,561	0.1
12,200	@	Spectrum Brands Holdings, Inc.	426,512	0.1
54,550	@,L	Star Scientific, Inc.	178,924	0.0
19,710	L	Tootsie Roll Industries, Inc.	451,556	0.1
24,710	@	TreeHouse Foods, Inc.	1,470,245	0.2
32,330	@	United Natural Foods, Inc.	1,508,518	0.2
15,870		Universal Corp.	739,542	0.1
5,050	@,L	USANA Health Sciences, Inc.	188,517	0.0
29,381	L	Vector Group Ltd.	520,631	0.1
3,210		Village Super Market	101,404	0.0
10,690		WD-40 Co.	484,791	0.1
8,100		Weis Markets, Inc.	353,160	0.1
			27,454,104	3.5
		Energy: 6.0%
69,300	@,L	Abraxas Petroleum Corp.	216,216	0.0
8,500	@,L	Amyris, Inc.	44,030	0.0
5,270	L	Apco Oil and Gas International, Inc.	359,256	0.1
13,400	@	Approach Resources, Inc.	495,130	0.1
28,570	@,L	ATP Oil & Gas Corp.	209,990	0.0
18,220	@	Basic Energy Services, Inc.	316,117	0.0
37,270		Berry Petroleum Co.	1,756,535	0.2
29,660	@	Bill Barrett Corp.	771,457	0.1
71,870	@	BPZ Energy, Inc.	289,636	0.0
27,030		Bristow Group, Inc.	1,290,142	0.2
68,880	@	Cal Dive International, Inc.	227,304	0.0
32,100	@	Callon Petroleum Co.	201,909	0.0
18,000	@	Carrizo Oil & Gas, Inc.	508,680	0.1
84,830	@	Cheniere Energy, Inc.	1,270,753	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
3,400	@	Clayton Williams Energy, Inc.	$270,096	0.0
24,040	@,L	Clean Energy Fuels Corp.	511,571	0.1
26,200	@	Cloud Peak Energy, Inc.	417,366	0.1
21,300	@	Comstock Resources, Inc.	337,179	0.1
9,120	@	Contango Oil & Gas Co.	537,259	0.1
43,000	@	Crimson Exploration, Inc.	178,450	0.0
24,720		Crosstex Energy, Inc.	349,541	0.1
53,800		CVR Energy, Inc.	1,439,150	0.2
8,970	@	Dawson Geophysical Co.	308,119	0.0
7,800		Delek US Holdings, Inc.	120,978	0.0
43,650	@	DHT Maritime, Inc.	41,904	0.0
23,920	@	Dril-Quip, Inc.	1,555,278	0.2
15,450	@,L	Endeavour International Corp.	183,083	0.0
22,200	@	Energy Partners Ltd.	368,742	0.1
47,600	@,L	Energy XXI Bermuda Ltd.	1,718,836	0.2
28,500	@	Exterran Holdings, Inc.	375,915	0.1
18,300	L	Frontline Ltd.	140,727	0.0
40,690	@	FX Energy, Inc.	221,354	0.0
51,600	@	Gastar Exploration Ltd.	154,284	0.0
9,800	@	Georesources, Inc.	320,852	0.0
8,900	@,L	Gevo, Inc.	81,791	0.0
11,200	@,L	Global Geophysical Services, Inc.	118,832	0.0
31,300	@,L	GMX Resources, Inc.	39,751	0.0
30,230	L	Golar LNG Ltd.	1,150,252	0.2
17,190	@,L	Goodrich Petroleum Corp.	326,954	0.0
15,700	@	Green Plains Renewable Energy, Inc.	169,403	0.0
6,490		Gulf Island Fabrication, Inc.	189,962	0.0
14,020	@	Gulfmark Offshore, Inc.	644,359	0.1
26,600	@	Gulfport Energy Corp.	774,592	0.1
25,400	@,L	Harvest Natural Resources, Inc.	179,832	0.0
73,000	@	Helix Energy Solutions Group, Inc.	1,299,400	0.2
76,490	@	Hercules Offshore, Inc.	361,798	0.1
17,140	@	Hornbeck Offshore Services, Inc.	720,394	0.1
7,500	@,L	Houston American Energy Corp.	39,150	0.0
110,000	@	Hyperdynamics Corp.	141,900	0.0
84,580	@	ION Geophysical Corp.	545,541	0.1
19,290	@,L	James River Coal Co.	98,765	0.0
92,610	@	Key Energy Services, Inc.	1,430,825	0.2
9,740		Knightsbridge Tankers Ltd.	140,061	0.0
148,200	@,L	Kodiak Oil & Gas Corp.	1,476,072	0.2
25,000	@	L&L Energy, Inc.	61,250	0.0
21,020		Lufkin Industries, Inc.	1,695,263	0.2
74,600	@,L	Magnum Hunter Resources Corp.	478,186	0.1
16,960	@	Matrix Service Co.	237,610	0.0
60,470	@,L	McMoRan Exploration Co.	647,029	0.1
22,300	@,L	Miller Energy Resources, Inc.	94,106	0.0
9,210	@	Natural Gas Services Group, Inc.	121,572	0.0
53,740	@	Newpark Resources	440,131	0.1
30,480	L	Nordic American Tanker Shipping	484,022	0.1
33,420	@	Northern Oil And Gas, Inc.	693,131	0.1
33,600	@	Oasis Petroleum, Inc.	1,035,888	0.1
15,800	L	Overseas Shipholding Group, Inc.	199,554	0.0
2,150	@	OYO Geospace Corp.	226,459	0.0
4,890		Panhandle Oil and Gas, Inc.	144,157	0.0
44,300	@	Parker Drilling Co.	264,471	0.0
52,800	@,L	Patriot Coal Corp.	329,472	0.1
28,880		Penn Virginia Corp.	131,404	0.0
12,910	@	Petroleum Development Corp.	478,832	0.1
31,710	@,L	Petroquest Energy, Inc.	194,699	0.0
8,960	@	PHI, Inc.	207,424	0.0
35,200	@	Pioneer Drilling Co.	309,760	0.0
218,500	@	Rentech, Inc.	454,480	0.1
28,600	@,L	Resolute Energy Corp.	325,468	0.0
22,530	@	Rex Energy Corp.	240,620	0.0
6,800	@	RigNet, Inc.	119,204	0.0
30,620	@	Rosetta Resources, Inc.	1,493,031	0.2
18,400	@	Scorpio Tankers, Inc.	129,904	0.0
23,500	@	SemGroup Corp.	684,790	0.1
25,140	L	Ship Finance International Ltd.	384,642	0.1
7,500	@,L	Solazyme, Inc.	109,725	0.0
26,980	@	Stone Energy Corp.	771,358	0.1
22,660	@	Swift Energy Co.	657,820	0.1
65,420	@	Syntroleum Corp.	63,130	0.0
8,900		Targa Resources Corp.	404,505	0.1
15,540	@	Teekay Tankers Ltd.	94,328	0.0
17,400	@	Tesco Corp.	246,906	0.0
47,570	@	Tetra Technologies, Inc.	448,109	0.1
27,000	@	Triangle Petroleum Corp.	186,300	0.0
55,900	@	Uranerz Energy Corp.	140,868	0.0
44,490	@,L	Uranium Energy Corp.	173,511	0.0
57,000	@,L	Uranium Resources, Inc.	51,864	0.0
157,500	@	Ur-Energy, Inc.	192,150	0.0
73,830	@	USEC, Inc.	78,260	0.0
38,570	@	Vaalco Energy, Inc.	364,487	0.1
139,250	@	Vantage Drilling Co.	222,800	0.0
20,490	@	Venoco, Inc.	222,112	0.0
17,040		W&T Offshore, Inc.	359,203	0.1
55,520	@	Warren Resources, Inc.	180,995	0.0
43,980		Western Refining, Inc.	827,704	0.1
8,500	@	Westmoreland Coal Co.	94,945	0.0
18,400	@	Willbros Group, Inc.	59,616	0.0
43,540		World Fuel Services Corp.	1,785,140	0.2
28,100	@	Zion Oil & Gas, Inc.	74,184	0.0
			47,554,052	6.0
		Financials: 21.2%
12,150		1st Source Corp.	297,311	0.0
28,700	@	1st United Bancorp, Inc.	173,635	0.0
23,696		Acadia Realty Trust	534,108	0.1
35,560		Advance America Cash Advance Centers, Inc.	373,024	0.1
4,600		Agree Realty Corp.	103,868	0.0
1,450		Alexander’s, Inc.	571,126	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
58,980	L	Alterra Capital Holdings Ltd.	$1,355,360	0.2
24,200		American Assets Trust, Inc.	551,760	0.1
44,819		American Campus Communities, Inc.	2,004,306	0.3
36,920		American Equity Investment Life Holding Co.	471,468	0.1
6,200	@	American Safety Insurance Holdings Ltd.	116,870	0.0
23,405	@	Ameris Bancorp.	307,542	0.0
13,520	@	Amerisafe, Inc.	334,485	0.1
12,430		Amtrust Financial Services, Inc.	334,118	0.1
77,580		Anworth Mortgage Asset Corp.	510,476	0.1
21,700		Apollo Commercial Real Estate Finance, Inc.	339,605	0.1
137,410		Apollo Investment Corp.	985,230	0.1
19,090		Argo Group International Holdings Ltd.	570,218	0.1
4,500		Arlington Asset Investment Corp.	99,900	0.0
100,800		ARMOUR Residential REIT, Inc.	680,400	0.1
5,545		Arrow Financial Corp.	135,298	0.0
19,300		Artio Global Investors, Inc.	92,061	0.0
27,910		Ashford Hospitality Trust, Inc.	251,469	0.0
21,680		Associated Estates Realty Corp.	354,251	0.1
63,180		Astoria Financial Corp.	622,955	0.1
5,180	@	AV Homes, Inc.	63,092	0.0
5,850		Bancfirst Corp.	254,826	0.0
17,450	@	Bancorp, Inc.	175,198	0.0
49,700		Bancorpsouth, Inc.	669,459	0.1
36,550		Bank Mutual Corp.	147,662	0.0
20,280		Bank of the Ozarks, Inc.	633,953	0.1
28,300		BankFinancial Corp.	187,346	0.0
14,200		Banner Corp.	312,826	0.0
19,850	@	BBCN Bancorp, Inc.	220,930	0.0
21,750	@	Beneficial Mutual Bancorp, Inc.	190,095	0.0
9,510		Berkshire Hills Bancorp., Inc.	217,969	0.0
57,240		BGC Partners, Inc.	423,004	0.1
94,090		BioMed Realty Trust, Inc.	1,785,828	0.2
51,550		BlackRock Kelso Capital Corp.	506,221	0.1
18,880		Banco Latinoamericano de Exportaciones S.A.	398,557	0.1
7,500	@	BofI Holding, Inc.	128,100	0.0
30,800		Boston Private Financial Holdings, Inc.	305,228	0.0
3,630		Bridge Bancorp, Inc.	76,121	0.0
16,270		OceanFirst Financial Corp.	231,685	0.0
28,340		Brookline Bancorp., Inc.	265,546	0.0
10,600		Bryn Mawr Bank Corp.	237,864	0.0
10,270		Calamos Asset Management, Inc.	134,640	0.0
5,440		Camden National Corp.	191,216	0.0
14,200		Campus Crest Communities, Inc.	165,572	0.0
2,120		Capital Southwest Corp.	200,446	0.0
53,430		Capital Lease Funding, Inc.	215,323	0.0
42,740		Capstead Mortgage Corp.	560,321	0.1
20,190		Cardinal Financial Corp.	228,147	0.0
22,780		Cash America International, Inc.	1,091,845	0.1
49,420		Cathay General Bancorp.	874,734	0.1
98,470		CBL & Associates Properties, Inc.	1,863,052	0.2
54,070		Cedar Shopping Centers, Inc.	276,838	0.0
19,070		Centerstate Banks of Florida, Inc.	155,611	0.0
18,100		Chatham Lodging Trust	229,689	0.0
16,330		Chemical Financial Corp.	382,775	0.1
7,000		Chesapeake Lodging Trust	125,790	0.0
5,260		Citizens & Northern Corp.	105,200	0.0
21,470	@	Citizens, Inc.	212,124	0.0
11,240		City Holding Co.	390,253	0.1
16,900		Clifton Savings Bancorp, Inc.	176,267	0.0
6,460		CNB Financial Corp.	107,947	0.0
146,900	@	CNO Financial Group, Inc.	1,142,882	0.2
39,010		CoBiz Financial, Inc.	275,801	0.0
44,150		Cogdell Spencer, Inc.	187,196	0.0
8,670		Cohen & Steers, Inc.	276,573	0.0
46,990		Colonial Properties Trust	1,021,093	0.1
8,900		Colony Financial, Inc.	145,782	0.0
25,830		Columbia Banking System, Inc.	588,407	0.1
21,790		Community Bank System, Inc.	627,116	0.1
11,490		Community Trust Bancorp., Inc.	368,484	0.1
17,730	L	Compass Diversified Trust	262,227	0.0
2,820	L	Consolidated-Tomoka Land Co.	83,895	0.0
54,098		Cousins Properties, Inc.	410,063	0.1
42,500	@	Cowen Group, Inc.	115,175	0.0
4,650	@	Credit Acceptance Corp.	469,697	0.1
14,300		CreXus Investment Corp.	147,862	0.0
70,350		CubeSmart	837,165	0.1
53,420		CVB Financial Corp.	627,151	0.1
60,150		CYS Investments, Inc.	787,363	0.1
125,790		DCT Industrial Trust, Inc.	742,161	0.1
27,040		Delphi Financial Group	1,210,581	0.2
24,660	@	DFC Global Corp.	465,334	0.1
107,595		DiamondRock Hospitality Co.	1,107,153	0.2
17,910		Dime Community Bancshares	261,665	0.0
9,700		Donegal Group, Inc.	132,599	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
80,200	@	Doral Financial Corp.	$123,508	0.0
18,180		Duff & Phelps Corp.	282,517	0.0
39,230		DuPont Fabros Technology, Inc.	959,174	0.1
25,050		Dynex Capital, Inc.	239,228	0.0
13,200	@	Eagle Bancorp, Inc.	220,968	0.0
23,220		EastGroup Properties, Inc.	1,166,108	0.2
14,700		Edelman Financial Group Inc.	97,167	0.0
49,010		Education Realty Trust, Inc.	531,268	0.1
13,380	@,L	eHealth, Inc.	218,228	0.0
28,430		Employers Holdings, Inc.	503,495	0.1
4,020	@	Enstar Group Ltd.	397,940	0.1
11,250		Enterprise Financial Services Corp.	132,075	0.0
33,710		Entertainment Properties Trust	1,563,470	0.2
10,760		Epoch Holding Corp.	256,949	0.0
18,430		Equity Lifestyle Properties, Inc.	1,285,308	0.2
22,970		Equity One, Inc.	464,453	0.1
11,692		ESB Financial Corp.	168,599	0.0
8,050		ESSA Bancorp, Inc.	78,890	0.0
10,630		Evercore Partners, Inc.	309,014	0.0
29,000		Excel Trust, Inc.	350,320	0.1
57,350		Extra Space Storage, Inc.	1,651,107	0.2
32,960	@	Ezcorp, Inc.	1,069,717	0.1
7,800		Federal Agricultural Mortgage Corp.	177,060	0.0
9,070		FBL Financial Group, Inc.	305,659	0.0
63,320	@	FelCor Lodging Trust, Inc.	227,952	0.0
30,670		Fifth Street Finance Corp.	299,339	0.0
20,100	@	Financial Engines, Inc.	449,436	0.1
81,100		First American Financial Corp.	1,348,693	0.2
10,590		First Bancorp.	115,749	0.0
37,230		First Busey Corp.	183,916	0.0
19,850	@	First Cash Financial Services, Inc.	851,367	0.1
50,920		First Commonwealth Financial Corp.	311,630	0.0
6,700		First Community Bancshares, Inc.	89,512	0.0
38,080		First Financial Bancorp.	658,784	0.1
22,965	L	First Financial Bankshares, Inc.	808,598	0.1
9,230		First Financial Corp.	293,053	0.0
12,600		First Financial Holdings, Inc.	138,600	0.0
41,710	@	First Industrial Realty Trust, Inc.	515,119	0.1
72,050	@	First Marblehead Corp.	87,901	0.0
19,220		First Merchants Corp.	237,175	0.0
48,230		First Midwest Bancorp., Inc.	577,795	0.1
3,070		First of Long Island Corp.	81,355	0.0
23,070		First Potomac Realty Trust	278,916	0.0
68,895		FirstMerit Corp.	1,161,570	0.2
35,760		Flagstone Reinsurance Holdings S.A.	281,431	0.0
20,700		Flushing Financial Corp.	278,622	0.0
68,166		FNB Corp.	823,445	0.1
21,870	@	Forestar Real Estate Group, Inc.	336,579	0.1
38,170		Franklin Street Properties Corp.	404,602	0.1
4,640		GAMCO Investors, Inc.	230,190	0.0
13,020	L	Getty Realty Corp.	202,852	0.0
41,710		GFI Group, Inc.	156,830	0.0
45,460		Glacier Bancorp., Inc.	679,172	0.1
19,340		Gladstone Capital Corp.	156,847	0.0
13,790		Gladstone Commercial Corp.	237,326	0.0
74,120		Glimcher Realty Trust	757,506	0.1
6,093	@	Global Indemnity PLC	118,753	0.0
13,400	L	Golub Capital BDC, Inc.	204,618	0.0
16,000		Government Properties Income Trust	385,760	0.1
10,290		Great Southern Bancorp., Inc.	246,960	0.0
19,750	@	Greenlight Capital Re Ltd.	486,442	0.1
11,200	@	Hallmark Financial Services, Inc.	88,368	0.0
45,138		Hancock Holding Co.	1,602,850	0.2
6,760		Harleysville Group, Inc.	390,052	0.1
46,040		Hatteras Financial Corp.	1,284,516	0.2
38,330		Healthcare Realty Trust, Inc.	843,260	0.1
8,120		Heartland Financial USA, Inc.	140,801	0.0
33,755		Hercules Technology Growth Capital, Inc.	374,005	0.1
72,100		Hersha Hospitality Trust	393,666	0.1
8,000	@	HFF, Inc.	131,760	0.0
42,316		Highwoods Properties, Inc.	1,409,969	0.2
23,920	@	Hilltop Holdings, Inc.	200,689	0.0
13,424		Home Bancshares, Inc.	357,213	0.1
27,150		Home Properties, Inc.	1,656,422	0.2
26,670		Horace Mann Educators Corp.	469,925	0.1
3,600		Hudson Pacific Properties, Inc.	54,468	0.0
9,493		Hudson Valley Holding Corp.	153,122	0.0
18,090		IBERIABANK Corp.	967,272	0.1
29,650	@	ICG Group, Inc.	265,368	0.0
4,400		IDT Corp.	41,096	0.0
33,900	@	Imperial Holdings, Inc.	90,513	0.0
12,100		Independent Bank Corp.	347,633	0.1
8,050		Infinity Property & Casualty Corp.	421,257	0.1
49,300		Inland Real Estate Corp.	437,291	0.1
17,200	@,L	Insmed Inc.	62,436	0.0
35,630		International Bancshares Corp.	753,574	0.1
7,855	@	Intl. FCStone, Inc.	165,740	0.0
62,150		Invesco Mortgage Capital, Inc.	1,096,947	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
28,900	@	Investment Technology Group, Inc.	$345,644	0.1
28,350	@	Investors Bancorp, Inc.	425,817	0.1
50,100		Investors Real Estate Trust	385,269	0.1
65,110	@,L	iStar Financial, Inc.	472,048	0.1
4,881		Kansas City Life Insurance Co.	157,168	0.0
22,470		KBW, Inc.	415,695	0.1
9,900		Kearny Financial Corp.	96,525	0.0
27,400	@	Kemet Corp.	256,464	0.0
33,300		Kennedy-Wilson Holdings, Inc.	449,550	0.1
42,030		Kilroy Realty Corp.	1,959,018	0.3
47,700		Kite Realty Group Trust	251,379	0.0
65,100	@	Knight Capital Group, Inc.	837,837	0.1
16,300		Kohlberg Capital Corp.	112,633	0.0
15,566		Lakeland Bancorp, Inc.	153,328	0.0
11,670		Lakeland Financial Corp.	303,770	0.0
50,200		LaSalle Hotel Properties	1,412,628	0.2
57,635		Lexington Realty Trust	518,139	0.1
15,620		LTC Properties, Inc.	499,840	0.1
43,600		Maiden Holdings Ltd.	392,400	0.1
10,850	L	Main Street Capital Corp.	267,235	0.0
17,120		MainSource Financial Group, Inc.	206,296	0.0
18,770		MarketAxess Holdings, Inc.	699,933	0.1
34,500		MB Financial Corp.	724,155	0.1
48,600		MCG Capital Corp.	206,550	0.0
31,600		Meadowbrook Insurance Group, Inc.	294,828	0.0
20,800		Medallion Financial Corp.	232,128	0.0
75,680		Medical Properties Trust, Inc.	702,310	0.1
21,100		Medley Capital Corp.	237,797	0.0
5,270		Merchants Bancshares, Inc.	148,509	0.0
211,720		MFA Mortgage Investments, Inc.	1,581,548	0.2
143,150	@,L	MGIC Investment Corp.	710,024	0.1
24,420		Mid-America Apartment Communities, Inc.	1,636,873	0.2
6,100		Midsouth Bancorp, Inc.	82,960	0.0
48,060		Montpelier Re Holdings Ltd.	928,519	0.1
46,600	@	MPG Office Trust, Inc.	109,044	0.0
14,950		MVC Capital, Inc.	196,293	0.0
3,320	L	National Bankshares, Inc.	99,932	0.0
29,880	@	National Financial Partners Corp.	452,383	0.1
15,810		National Health Investors, Inc.	771,212	0.1
8,490		National Interstate Corp.	217,174	0.0
82,810		National Penn Bancshares, Inc.	732,869	0.1
61,820		National Retail Properties, Inc.	1,680,886	0.2
1,365		National Western Life Insurance Co.	186,828	0.0
7,530	@	Navigators Group, Inc.	355,717	0.1
22,730		NBT Bancorp., Inc.	501,878	0.1
17,700		Nelnet, Inc.	458,607	0.1
37,700		Newcastle Investment Corp.	236,756	0.0
21,000	@	NewStar Financial, Inc.	233,520	0.0
22,470		NGP Capital Resources Co.	147,178	0.0
10,080		Northfield Bancorp, Inc.	143,338	0.0
89,888		Northstar Realty Finance Corp.	486,294	0.1
71,570		Northwest Bancshares, Inc.	908,939	0.1
59,150	@	Ocwen Financial Corp.	924,514	0.1
58,330		Old National Bancorp.	766,456	0.1
64,980		Omega Healthcare Investors, Inc.	1,381,475	0.2
22,700	@	OmniAmerican Bancorp, Inc.	439,472	0.1
11,200		One Liberty Properties, Inc.	204,960	0.0
4,560		Oppenheimer Holdings, Inc.	79,116	0.0
19,650		Oriental Financial Group	237,765	0.0
51,275		Oritani Financial Corp.	752,717	0.1
5,670		Orrstown Financial Services, Inc.	49,726	0.0
17,340		PacWest Bancorp	421,362	0.1
7,360	L	Park National Corp.	509,091	0.1
33,800	@	Park Sterling Corp.	162,240	0.0
8,490		Parkway Properties, Inc.	88,975	0.0
26,700		Pebblebrook Hotel Trust	602,886	0.1
19,130		PennantPark Investment Corp.	198,952	0.0
36,180		Pennsylvania Real Estate Investment Trust	552,469	0.1
13,300		Pennymac Mortgage Investment Trust	248,311	0.0
11,920		Peoples Bancorp., Inc.	209,077	0.0
32,490	@	PHH Corp.	502,620	0.1
80,910	@	Phoenix Cos., Inc.	198,230	0.0
13,590	@	Pico Holdings, Inc.	318,685	0.1
22,580	@	Pinnacle Financial Partners, Inc.	414,343	0.1
12,430	@	Piper Jaffray Cos.	330,887	0.1
24,640		Platinum Underwriters Holdings Ltd.	899,360	0.1
32,417		Post Properties, Inc.	1,519,061	0.2
29,710		Potlatch Corp.	931,111	0.1
14,880		Presidential Life Corp.	170,078	0.0
16,300		Primerica, Inc.	410,923	0.1
29,520		PrivateBancorp, Inc.	447,818	0.1
18,141		ProAssurance Corp.	1,598,404	0.2
45,790		Prospect Capital Corp.	502,774	0.1
34,000		Prosperity Bancshares, Inc.	1,557,200	0.2
38,970		Provident Financial Services, Inc.	566,234	0.1
26,420		Provident New York Bancorp	223,513	0.0
10,890		PS Business Parks, Inc.	713,731	0.1
88,900		Radian Group, Inc.	386,715	0.1
22,016		RAIT Financial Trust	109,420	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
23,290		Ramco-Gershenson Properties	$284,604	0.0
55,780		Redwood Trust, Inc.	624,736	0.1
14,930		Renasant Corp.	243,060	0.0
5,660		Republic Bancorp., Inc.	135,387	0.0
32,150		Resource Capital Corp.	173,288	0.0
28,800		Retail Opportunity Investments	346,752	0.1
12,490		RLI Corp.	894,784	0.1
20,300		RLJ Lodging Trust	378,189	0.1
14,990		Rockville Financial, Inc.	174,633	0.0
12,070		Roma Financial Corp.	118,165	0.0
15,760		S&T Bancorp, Inc.	341,834	0.1
13,200		Sabra Healthcare REIT, Inc.	217,008	0.0
18,093	@	Safeguard Scientifics, Inc.	311,200	0.0
9,020		Safety Insurance Group, Inc.	375,593	0.1
16,840		Sandy Spring Bancorp, Inc.	305,983	0.0
3,470		Saul Centers, Inc.	140,049	0.0
7,580		SCBT Financial Corp.	247,942	0.0
18,820		SeaBright Insurance Holdings, Inc.	171,074	0.0
37,990		Selective Insurance Group	669,004	0.1
8,150		Sierra Bancorp.	80,115	0.0
29,800	@	Signature Bank	1,878,592	0.2
11,510		Simmons First National Corp.	297,303	0.0
13,300		Solar Capital Ltd.	293,531	0.0
17,600		Solar Senior Capital Ltd.	283,536	0.0
10,077		Southside Bancshares, Inc.	222,702	0.0
11,840	@	Southwest Bancorp., Inc.	109,165	0.0
17,240		Sovran Self Storage, Inc.	859,069	0.1
27,600		STAG Industrial, Inc.	385,296	0.1
57,350		Starwood Property Trust, Inc.	1,205,497	0.2
10,080		State Auto Financial Corp.	147,269	0.0
21,500	@	State Bank Financial Corp.	376,465	0.1
12,670		StellarOne Corp.	150,393	0.0
18,850		Sterling Bancorp.	180,772	0.0
13,800	@,L	Sterling Financial Corp.	288,144	0.0
11,900		Stewart Information Services Corp.	169,099	0.0
32,585	@	Stifel Financial Corp.	1,233,016	0.2
113,020	@	Strategic Hotel Capital, Inc.	743,672	0.1
7,930	@	Suffolk Bancorp	103,011	0.0
36,800		Summit Hotel Properties, Inc.	278,944	0.0
14,140		Sun Communities, Inc.	612,686	0.1
62,114	@	Sunstone Hotel Investors, Inc.	604,990	0.1
143,406		Susquehanna Bancshares, Inc.	1,416,851	0.2
28,760	@	SVB Financial Group	1,850,418	0.2
28,030		SWS Group, Inc.	160,332	0.0
8,040		SY Bancorp., Inc.	186,528	0.0
30,100		Symetra Financial Corp.	347,053	0.1
56,800		Tanger Factory Outlet Centers, Inc.	1,688,664	0.2
8,290	@	Tejon Ranch Co.	237,426	0.0
9,700		Terreno Realty Corp.	138,807	0.0
6,750		Territorial Bancorp, Inc.	140,468	0.0
19,540	@	Texas Capital Bancshares, Inc.	676,475	0.1
22,600		THL Credit, Inc.	290,636	0.0
19,800		TICC Capital Corp.	192,852	0.0
4,606		Tompkins Financial Corp.	184,516	0.0
25,954		Tower Group, Inc.	582,148	0.1
16,560		TowneBank	223,394	0.0
15,700		Triangle Capital Corp.	310,075	0.0
10,390		Trico Bancshares	180,994	0.0
50,250		Trustco Bank Corp.	286,927	0.0
45,950		Trustmark Corp.	1,147,831	0.2
127,700		Two Harbors Investment Corp.	1,294,878	0.2
23,310		UMB Financial Corp.	1,042,773	0.1
16,100		UMH Properties, Inc.	176,456	0.0
83,760		Umpqua Holdings Corp.	1,135,786	0.2
12,670		Union First Market Bankshares Corp.	177,380	0.0
25,080	L	United Bankshares, Inc.	723,809	0.1
10,340		United Financial Bancorp, Inc.	163,579	0.0
18,520		United Fire Group, Inc.	331,323	0.1
6,440		Universal Health Realty Income Trust	255,217	0.0
11,460		Univest Corp. of Pennsylvania	192,299	0.0
14,040		Urstadt Biddle Properties, Inc.	277,150	0.0
11,756		ViewPoint Financial Group	180,807	0.0
6,280	@	Virtus Investment Partners	538,698	0.1
19,271		Walter Investment Management Corp.	434,561	0.1
11,800		Washington Banking Co.	162,958	0.0
42,240		Washington Real Estate Investment Trust	1,254,528	0.2
11,810		Washington Trust Bancorp, Inc.	285,093	0.0
51,760		Webster Financial Corp.	1,173,399	0.2
16,970		WesBanco, Inc.	341,776	0.1
11,520		West BanCorp., Inc.	115,085	0.0
10,300	@	West Coast Bancorp	194,876	0.0
22,070		Westamerica Bancorp.	1,059,360	0.1
39,640	@	Western Alliance Bancorp.	335,751	0.1
23,960		Westfield Financial, Inc.	189,524	0.0
4,280		Westwood Holdings Group, Inc.	165,764	0.0
19,500		Whitestone REIT	254,280	0.0
9,850		Winthrop Realty Trust	114,162	0.0
20,940		Wintrust Financial Corp.	749,443	0.1
10,660	@	World Acceptance, Corp.	652,925	0.1
5,880		WSFS Financial Corp.	241,080	0.0
			167,808,402	21.2
		Health Care: 12.1%
12,180	@	Abaxism, Inc.	354,803	0.1
20,080	@	Abiomed, Inc.	445,575	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
39,986	@	Accelrys, Inc.	$319,088	0.1
25,700	@,L	Accretive Health, Inc.	513,229	0.1
36,903	@	Accuray, Inc.	260,535	0.0
31,200	@	Achillion Pharmaceuticals, Inc.	298,896	0.0
26,160	@	Acorda Therapeutics, Inc.	694,548	0.1
13,500	@,L	Aegerion Pharmaceuticals, Inc.	186,705	0.0
41,000	@	Affymetrix, Inc.	175,070	0.0
6,820	@	Air Methods Corp.	595,045	0.1
26,950	@	Akorn, Inc.	315,315	0.1
17,250	@	Albany Molecular Research, Inc.	46,575	0.0
38,750	@	Align Technology, Inc.	1,067,562	0.1
65,770	@	Alkermes PLC	1,220,034	0.2
41,330	@	Allos Therapeutics, Inc.	61,168	0.0
5,870	@	Almost Family, Inc.	152,679	0.0
23,950	@	Alnylam Pharmaceuticals, Inc.	265,127	0.0
49,040	@	Alphatec Holdings, Inc.	116,225	0.0
14,340	@	AMAG Pharmaceuticals, Inc.	228,436	0.0
20,190	@	Amedisys, Inc.	291,947	0.0
20,910	@	AMN Healthcare Services, Inc.	126,715	0.0
13,300	@	Ampio Pharmaceuticals, Inc.	45,353	0.0
20,140	@	Amsurg Corp.	563,517	0.1
44,095	@,L	Anacor Pharmaceuticals, Inc.	259,720	0.0
7,800		Analogic Corp.	526,812	0.1
18,000	@	Angiodynamics, Inc.	220,500	0.0
93,600	@,L	Antares Pharma, Inc.	302,328	0.0
19,600	@	Anthera Pharmaceuticals, Inc.	43,316	0.0
10,080	@	Ardea Biosciences, Inc.	219,341	0.0
100,000	@	Ariad Pharmaceuticals, Inc.	1,595,000	0.2
22,370	@	Arqule, Inc.	156,814	0.0
70,130	@	Array Biopharma, Inc.	239,143	0.0
16,500	@	Arthrocare Corp.	443,025	0.1
12,020		Assisted Living Concepts, Inc.	199,652	0.0
63,130	@	Astex Pharmaceuticals	117,422	0.0
22,680	@,L	Athenahealth, Inc.	1,681,042	0.2
830		Atrion Corp.	174,474	0.0
25,720	@	Auxilium Pharmaceuticals, Inc.	477,620	0.1
68,300	@,L	AVANIR Pharmaceuticals, Inc.	233,586	0.0
17,200	@	AVEO Pharmaceuticals, Inc.	213,452	0.0
98,700	@	AVI BioPharma, Inc.	151,998	0.0
36,290	@	BioCryst Pharmaceuticals, Inc.	175,281	0.0
17,532	@	Biolase Technology, Inc.	47,511	0.0
12,540	@,L	Bio-Reference Labs, Inc.	294,815	0.0
143,900	@	Biosante Pharmaceuticals, Inc.	97,852	0.0
27,210	@	BioScrip, Inc.	184,756	0.0
30,200	@,L	Biotime, Inc.	133,182	0.0
26,430	@	Cadence Pharmaceuticals, Inc.	97,791	0.0
30,680	@	Cambrex Corp.	214,453	0.0
10,650		Cantel Medical Corp.	267,209	0.0
28,580	@	Capital Senior Living Corp.	264,079	0.0
42,400	@	CardioNet, Inc.	130,592	0.0
61,500	@	Cell Therapeutics	79,950	0.0
36,200	@	Celldex Therapeutics, Inc.	184,258	0.0
30,740	@	Centene Corp.	1,505,338	0.2
38,200	@	Cepheid, Inc.	1,597,906	0.2
38,500	@,L	Chelsea Therapeutics International, Inc.	98,560	0.0
15,690		Chemed Corp.	983,449	0.1
9,470	@	Chindex International, Inc.	89,965	0.0
12,980	@,X	Clinical Data, Inc.	12,980	0.0
14,000	@	Codexis, Inc.	51,100	0.0
21,000	@,L	Complete Genomics, Inc.	59,220	0.0
7,230		Computer Programs & Systems, Inc.	408,640	0.1
21,330	@	Conceptus, Inc.	306,725	0.1
19,440		Conmed Corp.	580,673	0.1
56,900	@	Corcept Therapeutics, Inc.	223,617	0.0
3,900	@	Corvel Corp.	155,571	0.0
18,960	@	Cross Country Healthcare, Inc.	94,990	0.0
25,150	@	CryoLife, Inc.	132,540	0.0
40,870	@	Cubist Pharmaceuticals, Inc.	1,767,628	0.2
105,303	@	Curis, Inc.	507,560	0.1
16,790	@	Cyberonics	640,203	0.1
13,980	@	Cynosure, Inc.	249,683	0.0
32,500	@,L	Cytori Therapeutics, Inc.	80,925	0.0
23,020	@,L	Delcath Systems, Inc.	72,283	0.0
47,800	@	Depomed, Inc.	299,228	0.0
29,880	@	DexCom, Inc.	311,648	0.1
50,310	@	Durect Corp.	40,248	0.0
79,410	@	Dyax Corp.	123,880	0.0
82,600	@	Dynavax Technologies Corp.	417,956	0.1
35,600	@	DynaVox, Inc.	109,648	0.0
11,370	@	Emergent Biosolutions, Inc.	181,920	0.0
13,580	@	Emeritus Corp.	239,823	0.0
18,300	@	Endocyte, Inc.	91,134	0.0
36,630	@	Endologix, Inc.	536,630	0.1
7,120		Ensign Group, Inc.	193,379	0.0
32,950	@	Enzon Pharmaceuticals, Inc.	225,378	0.0
28,970	@	eResearch Technology, Inc.	226,545	0.0
37,100	@	Exact Sciences Corp.	414,036	0.1
10,510	@	Exactech, Inc.	166,584	0.0
15,600	@,L	ExamWorks Group, Inc.	193,752	0.0
78,750	@	Exelixis, Inc.	407,925	0.1
20,200	@	Fluidigm Corp.	317,746	0.1
9,900	@	Furiex Pharmaceuticals, Inc.	233,937	0.0
9,430	@	Genomic Health, Inc.	288,652	0.0
17,240	@	Gentiva Health Services, Inc.	150,678	0.0
58,410	@,L	Geron Corp.	98,713	0.0
15,180	@	Greatbatch, Inc.	372,214	0.1
19,690	@	Haemonetics Corp.	1,371,999	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
39,360	@	Halozyme Therapeutics, Inc.	$502,234	0.1
17,840	@	Hanger Orthopedic Group, Inc.	389,982	0.1
107,630	@,L	Hansen Medical, Inc.	322,890	0.1
65,420	@	Healthsouth Corp.	1,339,802	0.2
24,120	@	Healthways, Inc.	177,523	0.0
6,263	@,L	HeartWare International, Inc.	411,416	0.1
7,260	@	Hi-Tech Pharmacal Co., Inc.	260,852	0.0
57,860	@	HMS Holdings Corp.	1,805,811	0.2
6,580	@	ICU Medical, Inc.	323,473	0.1
28,800	@	Idenix Pharmaceuticals, Inc.	281,952	0.0
34,060	@,L	Immunogen, Inc.	490,123	0.1
49,850	@,L	Immunomedics, Inc.	180,955	0.0
46,080	@	Impax Laboratories, Inc.	1,132,646	0.2
61,940	@,L	Incyte Corp., Ltd.	1,195,442	0.2
19,750	@	Insulet Corp.	378,015	0.1
12,830	@	Integra LifeSciences Holdings Corp.	445,073	0.1
28,970	@	InterMune, Inc.	424,990	0.1
19,460		Invacare Corp.	322,452	0.1
12,070	@	IPC The Hospitalist Co., Inc.	445,504	0.1
11,190	@	IRIS International, Inc.	151,177	0.0
25,100	@	Ironwood Pharmaceuticals, Inc.	334,081	0.1
50,420	@	Isis Pharmaceuticals, Inc.	442,183	0.1
18,400	@	ISTA Pharmaceuticals, Inc.	165,784	0.0
14,100	@	Jazz Pharmaceuticals PLC	683,427	0.1
9,040		Kensey Nash Corp.	264,510	0.0
41,800	@,L	Keryx Biopharmaceuticals, Inc.	208,164	0.0
33,956	@	Kindred Healthcare, Inc.	293,380	0.0
7,080		Landauer, Inc.	375,382	0.1
139,200	@	Lexicon Genetics, Inc.	258,912	0.0
7,010	@	LHC Group, Inc.	129,895	0.0
12,155	@	Ligand Pharmaceuticals, Inc.	193,872	0.0
22,380	@	Luminex Corp.	522,573	0.1
19,100	@	Magellan Health Services, Inc.	932,271	0.1
21,300	@,L	MAKO Surgical Corp.	897,795	0.1
46,710	@	MannKind Corp.	115,374	0.0
14,100	@	MAP Pharmaceuticals, Inc.	202,476	0.0
40,310	@	Masimo Corp.	942,448	0.1
24,530	@	MedAssets, Inc.	322,815	0.1
28,040	@	Medicines Co.	562,763	0.1
41,500		Medicis Pharmaceutical Corp.	1,559,985	0.2
10,800	@	Medidata Solutions, Inc.	287,712	0.0
19,140	@	Medivation, Inc.	1,430,141	0.2
46,000	@,L	Merge Healthcare, Inc.	269,100	0.0
28,590		Meridian Bioscience, Inc.	554,074	0.1
19,212	@	Merit Medical Systems, Inc.	238,613	0.0
18,180	@,L	Metabolix, Inc.	51,449	0.0
34,900	@	Metropolitan Health Networks, Inc.	327,013	0.1
17,300	@	MModal, Inc.	182,515	0.0
12,160	@	Molina Healthcare, Inc.	408,941	0.1
22,360	@	Momenta Pharmaceuticals, Inc.	342,555	0.1
8,290	@	MWI Veterinary Supply, Inc.	729,520	0.1
37,020	@	Nabi Biopharmaceuticals	68,857	0.0
5,070		National Healthcare Corp.	230,989	0.0
19,130	@	Natus Medical, Inc.	228,221	0.0
81,200	@,L	Navidea Biopharmaceuticals, Inc.	266,336	0.0
64,870	@,L	Nektar Therapeutics	513,770	0.1
15,015	@	Neogen Corp.	586,636	0.1
103,600	@	Neostem, Inc.	39,109	0.0
26,220	@	Neurocrine Biosciences, Inc.	208,973	0.0
49,240	@,L	Novavax, Inc.	62,042	0.0
33,570	@	NPS Pharmaceuticals, Inc.	229,619	0.0
26,480	@	NuVasive, Inc.	445,923	0.1
27,070	@	NxStage Medical, Inc.	521,639	0.1
21,000	@,L	Nymox Pharmaceutical Corp.	168,840	0.0
9,190	@	Obagi Medical Products, Inc.	123,146	0.0
25,370	@	Omnicell, Inc.	385,878	0.1
9,000	@,L	OncoGenex Pharmaceutical, Inc.	119,610	0.0
29,800	@,L	Oncothyreon, Inc.	129,928	0.0
44,610	@	Onyx Pharmaceuticals, Inc.	1,680,905	0.2
32,485	@,L	Opko Health, Inc.	153,654	0.0
18,740	@,L	Optimer Pharmaceuticals, Inc.	260,486	0.0
35,750	@	OraSure Technologies, Inc.	410,767	0.1
50,450	@	Orexigen Therapeutics, Inc.	206,845	0.0
10,580	@	Orthofix International NV	397,596	0.1
44,280		Owens & Minor, Inc.	1,346,555	0.2
25,300	@,L	Pacific Biosciences of California, Inc.	86,526	0.0
9,200	@,L	Pacira Pharmaceuticals, Inc./DE	106,168	0.0
28,430	@	Pain Therapeutics, Inc.	102,064	0.0
22,060	@	Palomar Medical Technologies, Inc.	206,040	0.0
23,220	@	Par Pharmaceutical Cos., Inc.	899,311	0.1
42,760	@	Parexel International Corp.	1,153,237	0.2
80,830		PDL BioPharma, Inc.	513,270	0.1
118,000	@	Peregrine Pharmaceuticals, Inc.	63,732	0.0
31,500	@	Pharmacyclics, Inc.	874,440	0.1
19,410	@	PharMerica Corp.	241,266	0.0
19,310	@	Progenics Pharmaceuticals, Inc.	191,169	0.0
9,030	@	Providence Service Corp.	140,055	0.0
36,430	@	PSS World Medical, Inc.	923,136	0.1
25,280		Quality Systems, Inc.	1,105,494	0.2

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
35,130	@,L	Questcor Pharmaceuticals, Inc.	$1,321,591	0.2
13,450	@	Quidel Corp.	247,077	0.0
23,300	@,L	Raptor Pharmaceutical Corp.	157,508	0.0
28,750	@	Rigel Pharmaceuticals, Inc.	231,438	0.0
62,490	@	RTI Biologics, Inc.	231,213	0.0
39,730	@	Salix Pharmaceuticals Ltd.	2,085,825	0.3
41,460	@,L	Sangamo Biosciences, Inc.	203,154	0.0
58,600	@	Santarus, Inc.	342,810	0.1
45,240	@,L	Savient Pharmaceuticals, Inc.	98,623	0.0
55,170	@,L	Seattle Genetics, Inc.	1,124,365	0.2
23,500	@	Select Medical Holdings Corp.	180,715	0.0
55,150	@,L	Sequenom, Inc.	224,461	0.0
20,620	@,L	SIGA Technologies, Inc.	69,283	0.0
12,710	@	Skilled Healthcare Group, Inc.	97,359	0.0
19,620	@	Spectranetics Corp.	204,048	0.0
34,640	@,L	Spectrum Pharmaceuticals, Inc.	437,503	0.1
39,520		Steris Corp.	1,249,622	0.2
47,150		Stewart Enterprises, Inc.	286,201	0.0
52,900	@,L	Sunesis Pharmaceuticals, Inc.	151,823	0.0
36,150	@,L	Sunrise Senior Living, Inc.	228,468	0.0
10,070	@	SurModics, Inc.	154,776	0.0
19,790	@	Symmetry Medical, Inc.	139,915	0.0
11,140	@,L	Synutra International, Inc.	65,503	0.0
16,000	@	Targacept, Inc.	81,920	0.0
12,500	@	Team Health Holdings, Inc.	257,000	0.0
45,210	@	Theravance, Inc.	881,595	0.1
12,570	@	Triple-S Management Corp.	290,367	0.0
22,800	@	Trius Therapeutics, Inc.	121,980	0.0
36,800	@,L	Unilife Corp.	149,408	0.0
16,720	@	Universal American Corp./NY	180,242	0.0
20,400	@	Uroplasty, Inc.	61,404	0.0
5,600		US Physical Therapy, Inc.	129,080	0.0
17,750	@	Vanda Pharmaceuticals, Inc.	85,023	0.0
12,300	@	Vascular Solutions, Inc.	132,717	0.0
82,800	@	Vical, Inc.	281,520	0.0
50,890	@	Viropharma, Inc.	1,530,262	0.2
53,170	@	Vivus, Inc.	1,188,881	0.2
30,810	@	Volcano Corp.	873,464	0.1
26,900	@	WellCare Health Plans, Inc.	1,933,572	0.3
26,080		West Pharmaceutical Services, Inc.	1,109,182	0.2
22,600	@	Wright Medical Group, Inc.	436,632	0.1
18,040	@	Xenoport, Inc.	81,180	0.0
6,000		Young Innovations, Inc.	185,520	0.0
79,000	@	Zalicus, Inc.	94,800	0.0
45,000	@,L	ZIOPHARM Oncology, Inc.	243,000	0.0
35,000	@	Zogenix, Inc.	70,000	0.0
13,910	@	Zoll Medical Corp.	1,288,483	0.2
			96,229,110	12.1
		Industrials: 15.3%
25,120	@,L	3D Systems Corp.	591,325	0.1
48,500	@	A123 Systems, Inc.	54,320	0.0
12,865		AAON, Inc.	259,744	0.0
23,620		AAR Corp.	431,065	0.1
38,550		ABM Industries, Inc.	936,765	0.1
25,480	@	Acacia Research - Acacia Technologies	1,063,535	0.1
46,560	@	ACCO Brands Corp.	577,810	0.1
11,100	@	Accuride Corp.	96,459	0.0
65,700	@	Active Power, Inc.	51,253	0.0
45,140		Actuant Corp.	1,308,609	0.2
30,350		Acuity Brands, Inc.	1,906,891	0.2
9,680	@	Advisory Board Co.	857,842	0.1
25,590	@	Aegion Corp.	456,270	0.1
9,760	@	Aerovironment, Inc.	261,666	0.0
29,880	@	Air Transport Services Group, Inc.	173,005	0.0
30,340	@	Aircastle Ltd.	371,362	0.1
5,200		Alamo Group, Inc.	156,312	0.0
47,920	@	Alaska Air Group, Inc.	1,716,494	0.2
15,490		Albany International Corp.	355,496	0.1
10,000	@	Allegiant Travel Co.	545,000	0.1
17,130	@	Altra Holdings, Inc.	328,896	0.0
5,930		Amerco, Inc.	625,674	0.1
6,400	@	American Railcar Industries, Inc.	150,464	0.0
27,000	@	American Reprographics Co.	145,530	0.0
5,960		American Science & Engineering, Inc.	399,618	0.1
34,260	@,L	American Superconductor Corp.	141,151	0.0
7,040		American Woodmark Corp.	126,720	0.0
4,470		Ampco-Pittsburgh Corp.	89,981	0.0
25,775		AO Smith Corp.	1,158,586	0.2
18,700		Apogee Enterprises, Inc.	242,165	0.0
28,610		Applied Industrial Technologies, Inc.	1,176,729	0.2
11,900		Arkansas Best Corp.	223,839	0.0
15,410	@	Astec Industries, Inc.	562,157	0.1
17,570	@	Atlas Air Worldwide Holdings, Inc.	864,620	0.1
76,530	@	Avis Budget Group, Inc.	1,082,899	0.1
8,060		AZZ, Inc.	416,218	0.1
18,700		Baltic Trading Ltd.	77,605	0.0
33,000		Barnes Group, Inc.	868,230	0.1
6,800		Barrett Business Services, Inc.	134,844	0.0
27,280	@	Beacon Roofing Supply, Inc.	702,733	0.1
31,050		Belden CDT, Inc.	1,177,105	0.2
32,450	@	Blount International, Inc.	541,266	0.1
37,320		Brady Corp.	1,207,302	0.2
27,270		Briggs & Stratton Corp.	488,951	0.1
32,200		Brink’s Co.	768,614	0.1
117,540	@	Broadwind Energy, Inc.	55,256	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
55,060	@	Builders FirstSource, Inc.	$232,904	0.0
7,400	@	CAI International, Inc.	134,532	0.0
308,800	@,L	Capstone Turbine Corp.	314,976	0.0
5,330		Cascade Corp.	267,140	0.0
33,580	@	CBIZ, Inc.	212,226	0.0
6,500		CDI Corp.	116,545	0.0
13,670		Celadon Group, Inc.	212,568	0.0
36,430	@	Cenveo, Inc.	123,133	0.0
15,280		Ceradyne, Inc.	497,517	0.1
19,550	@	Chart Industries, Inc.	1,433,601	0.2
11,530		CIRCOR International, Inc.	383,603	0.1
30,930		Clarcor, Inc.	1,518,354	0.2
26,456	@	Clean Harbors, Inc.	1,781,282	0.2
23,780	@	Colfax Corp.	838,007	0.1
9,940	@	Columbus McKinnon Corp.	161,923	0.0
27,280		Comfort Systems USA, Inc.	297,625	0.0
18,200	@	Commercial Vehicle Group, Inc.	222,222	0.0
7,350	@	Consolidated Graphics, Inc.	332,588	0.0
21,580		Corporate Executive Board Co.	928,156	0.1
12,600	@	CoStar Group, Inc.	870,030	0.1
7,320		Courier Corp.	84,912	0.0
6,510	@	CRA International, Inc.	164,182	0.0
9,520		Cubic Corp.	450,106	0.1
29,009		Curtiss-Wright Corp.	1,073,623	0.1
32,750		Deluxe Corp.	767,005	0.1
18,370	@	DigitalGlobe, Inc.	245,056	0.0
11,910	@	Dolan Media Co.	108,500	0.0
20,410	@	Dollar Thrifty Automotive Group	1,651,373	0.2
14,300		Douglas Dynamics, Inc.	196,625	0.0
4,260		Ducommun, Inc.	50,694	0.0
15,560	@	Dycom Industries, Inc.	363,482	0.1
13,360		Dynamic Materials Corp.	282,030	0.0
61,160	@,L	Eagle Bulk Shipping, Inc.	118,650	0.0
41,510		EMCOR Group, Inc.	1,150,657	0.2
12,060	@	Encore Capital Group, Inc.	271,953	0.0
13,610		Encore Wire Corp.	404,625	0.1
44,510	@	Energy Recovery, Inc.	102,373	0.0
50,360	@	Energy Solutions, Inc.	246,764	0.0
13,030	@,L	Enernoc, Inc.	93,816	0.0
39,310	@	EnerSys	1,362,091	0.2
17,520		Ennis, Inc.	277,166	0.0
12,440	@	EnPro Industries, Inc.	511,284	0.1
15,700		ESCO Technologies, Inc.	577,289	0.1
14,800	@	Essex Rental Corp.	56,536	0.0
18,480	@	Esterline Technologies Corp.	1,320,581	0.2
37,500	@,L	Excel Maritime Carriers Ltd.	75,000	0.0
8,190	@	Exponent, Inc.	397,379	0.1
42,240	@	Federal Signal Corp.	234,854	0.0
40,700	@	Flow International Corp.	163,614	0.0
18,770		Forward Air Corp.	688,296	0.1
16,120		Franklin Electric Co., Inc.	791,008	0.1
6,900		Freightcar America, Inc.	155,181	0.0
21,700	@	FTI Consulting, Inc.	814,184	0.1
153,840	@	FuelCell Energy, Inc.	241,529	0.0
35,410	@	Furmanite Corp.	227,332	0.0
10,950		G&K Services, Inc.	374,490	0.1
14,300	@	Genco Shipping & Trading Ltd.	90,948	0.0
41,490	@	Gencorp, Inc.	294,579	0.0
10,100	@	Generac Holdings, Inc.	247,955	0.0
25,440	@	Genesee & Wyoming, Inc.	1,388,515	0.2
43,417	@	Geo Group, Inc.	825,357	0.1
13,030	@	GeoEye, Inc.	313,632	0.0
17,400	@	Gibraltar Industries, Inc.	263,610	0.0
10,900	@	Global Power Equipment Group, Inc.	301,930	0.0
11,412		Gorman-Rupp Co.	333,002	0.0
12,020		Graham Corp.	263,118	0.0
18,840		Granite Construction, Inc.	541,462	0.1
31,040		Great Lakes Dredge & Dock Corp.	224,109	0.0
14,870	@	Greenbrier Cos., Inc.	294,277	0.0
21,230		Griffon Corp.	227,161	0.0
22,360	@	H&E Equipment Services, Inc.	423,051	0.1
28,660	@	Hawaiian Holdings, Inc.	149,892	0.0
35,065		Healthcare Services Group	745,833	0.1
36,890		Heartland Express, Inc.	533,429	0.1
24,790		Heico Corp.	1,278,916	0.2
11,290		Heidrick & Struggles International, Inc.	248,719	0.0
46,800		Herman Miller, Inc.	1,074,528	0.1
67,960	@	Hexcel Corp.	1,631,720	0.2
32,120		HNI, Corp.	891,330	0.1
13,590		Houston Wire & Cable Co.	188,765	0.0
29,060	@	HUB Group, Inc.	1,047,032	0.1
14,550	@	Huron Consulting Group, Inc.	546,498	0.1
10,250	@	ICF International, Inc.	260,042	0.0
33,420	@	II-VI, Inc.	790,383	0.1
16,540	@	Innerworkings, Inc.	192,691	0.0
13,880		Insperity, Inc.	425,283	0.1
12,130		Insteel Industries, Inc.	147,380	0.0
29,170		Interface, Inc.	406,921	0.1
21,900	@	Interline Brands, Inc.	473,259	0.1
3,730		International Shipholding Corp.	86,126	0.0
5,900		Intersections, Inc.	75,402	0.0
159,630	@,L	JetBlue Airways Corp.	780,591	0.1
17,870		John Bean Technologies Corp.	289,494	0.0
8,640	@	Kadant, Inc.	205,805	0.0
15,500		Kaman Corp.	526,225	0.1
22,700		Kaydon Corp.	579,077	0.1
15,330		Kelly Services, Inc.	245,127	0.0
12,500	@,L	Keyw Holding Corp./The	96,875	0.0
24,730	@	Kforce, Inc.	368,477	0.1
22,680		Kimball International, Inc.	156,719	0.0
32,001		Knight Transportation, Inc.	565,138	0.1
31,040		Knoll, Inc.	516,506	0.1
27,230	@	Korn/Ferry International	456,102	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
22,901	@	Kratos Defense & Security Solutions, Inc.	$122,291	0.0
11,120	@	Layne Christensen Co.	247,420	0.0
7,310		LB Foster Co.	208,408	0.0
10,340		Lindsay Manufacturing Co.	685,232	0.1
7,300	@	LMI Aerospace, Inc.	132,860	0.0
15,320		LSI Industries, Inc.	112,296	0.0
9,400		Marten Transport Ltd.	207,458	0.0
36,190	@	Mastec, Inc.	654,677	0.1
15,580		McGrath Rentcorp	500,274	0.1
65,430	@	Meritor, Inc.	528,020	0.1
37,110	@	Metalico, Inc.	158,460	0.0
9,130		Met-Pro Corp.	96,413	0.0
4,500	@	Michael Baker Corp.	107,325	0.0
11,576	@	Middleby Corp.	1,171,260	0.2
9,650		Miller Industries, Inc.	163,278	0.0
15,920		Mine Safety Appliances Co.	653,994	0.1
8,900	@	Mistras Group, Inc.	211,998	0.0
23,730	@	Mobile Mini, Inc.	501,178	0.1
29,954	@	Moog, Inc.	1,284,727	0.2
25,920		Mueller Industries, Inc.	1,178,064	0.2
105,540		Mueller Water Products, Inc.	351,448	0.0
13,890	@	MYR Group, Inc./Delaware	248,075	0.0
3,750		Nacco Industries, Inc.	436,387	0.1
3,760	L	National Presto Industries, Inc.	285,234	0.0
32,770	@	Navigant Consulting, Inc.	455,831	0.1
6,410	@	Northwest Pipe Co.	136,148	0.0
29,415	@	Old Dominion Freight Line	1,402,213	0.2
27,880	@	On Assignment, Inc.	487,064	0.1
40,420	@	Orbital Sciences Corp.	531,523	0.1
16,510	@	Orion Marine Group, Inc.	119,367	0.0
33,800	@	Pacer International, Inc.	213,616	0.0
9,460	@	Pike Electric Corp.	77,856	0.0
8,670	@	PMFG, Inc.	130,137	0.0
12,420	@	Portfolio Recovery Associates, Inc.	890,762	0.1
3,600	@	Powell Industries, Inc.	123,300	0.0
13,300		Primoris Services Corp.	213,598	0.0
17,900	L	Quad/Graphics, Inc.	248,810	0.0
26,000	@	Quality Distribution, Inc.	358,280	0.1
20,350		Quanex Building Products Corp.	358,770	0.1
13,100	@	RailAmerica, Inc.	281,126	0.0
8,840		Raven Industries, Inc.	539,328	0.1
13,000	@	RBC Bearings, Inc.	599,690	0.1
29,940		Resources Connection, Inc.	420,657	0.1
9,100	@	Roadrunner Transportation Systems, Inc.	157,885	0.0
29,775		Robbins & Myers, Inc.	1,549,789	0.2
51,840		Rollins, Inc.	1,103,155	0.1
6,200	@	RPX Corp.	105,152	0.0
34,220	@	RSC Holdings, Inc.	773,030	0.1
20,400	@	Rush Enterprises, Inc. - Class A	432,888	0.1
7,860	@	Saia, Inc.	133,699	0.0
80,730	@	SatCon Technology Corp.	29,063	0.0
8,400		Sauer-Danfoss, Inc.	394,800	0.1
8,640		Schawk, Inc.	108,086	0.0
11,260	@	School Specialty, Inc.	39,860	0.0
117	@	Seaboard Corp.	228,267	0.0
24,810		Simpson Manufacturing Co., Inc.	800,122	0.1
38,910		Skywest, Inc.	429,955	0.1
11,040	@	Standard Parking Corp.	226,320	0.0
8,050		Standex International Corp.	331,579	0.0
37,700		Steelcase, Inc.	361,920	0.1
8,500	@	Sterling Construction Co., Inc.	82,875	0.0
10,335		Sun Hydraulics Corp.	270,364	0.0
31,800	@	Swift Transporation Co.	366,972	0.1
51,300	@,L	Swisher Hygiene, Inc.	126,198	0.0
22,420	@	SYKES Enterprises, Inc.	354,236	0.1
11,380		TAL International Group, Inc.	417,760	0.1
61,020	@	Taser International, Inc.	264,827	0.0
12,100	@	Team, Inc.	374,495	0.1
9,860	@	Tecumseh Products Co.	39,637	0.0
23,460	@	Teledyne Technologies, Inc.	1,479,153	0.2
11,980		Tennant Co.	527,120	0.1
44,350	@	Tetra Tech, Inc.	1,169,066	0.2
5,180		Textainer Group Holdings Ltd.	175,602	0.0
29,635		Titan International, Inc.	700,868	0.1
14,540	@	Titan Machinery, Inc.	410,028	0.1
24,200	@	TMS International Corp.	292,820	0.0
9,150	@,L	Trex Co., Inc.	293,532	0.0
14,000	@	Trimas Corp.	313,460	0.0
20,234		Triumph Group, Inc.	1,267,862	0.2
27,520	@	TrueBlue, Inc.	492,058	0.1
17,980	@	Tutor Perini Corp.	280,128	0.0
11,900	L	Twin Disc, Inc.	310,471	0.0
23,050	@,L	Ultrapetrol Bahamas Ltd.	46,100	0.0
9,290		Unifirst Corp.	571,799	0.1
40,440	@,L	United Rentals, Inc.	1,734,472	0.2
29,900		United Stationers, Inc.	927,797	0.1
10,940		Universal Forest Products, Inc.	377,211	0.1
112,840	@,L	US Airways Group, Inc.	856,456	0.1
10,910		US Ecology, Inc.	237,183	0.0
37,000	@,L	USG Corp.	636,400	0.1
17,360		Viad Corp.	337,305	0.0
9,890		Vicor Corp.	79,120	0.0
5,200		VSE Corp.	129,012	0.0
43,200	@	Wabash National Corp.	447,120	0.1
19,460		Watsco, Inc.	1,440,818	0.2
18,770		Watts Water Technologies, Inc.	764,877	0.1
23,410		Werner Enterprises, Inc.	581,973	0.1
41,380		Woodward Governor Co.	1,772,305	0.2
9,400	@	Xerium Technologies, Inc.	60,630	0.0
5,000	@,L	Zipcar, Inc.	74,050	0.0
			121,039,122	15.3
		Information Technology: 15.8%
22,600	@	ACI Worldwide, Inc.	910,102	0.1
40,230	@	Actuate Corp.	252,644	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
44,800	@	Acxiom Corp.	$657,664	0.1
43,240		Adtran, Inc.	1,348,656	0.2
21,150	@	Advanced Energy Industries, Inc.	277,488	0.0
21,840	@	Advent Software, Inc.	559,104	0.1
17,157	@	Agilysys, Inc.	154,241	0.0
6,900	@	Alpha & Omega Semiconductor Ltd.	66,378	0.0
20,570		American Software, Inc.	176,491	0.0
63,500	@,L	Amkor Technology, Inc.	390,208	0.1
5,300	@	Amtech Systems, Inc.	44,149	0.0
37,430	@	Anadigics, Inc.	88,709	0.0
12,640	@	Anaren, Inc.	231,944	0.0
16,100	@,L	Ancestry.com, Inc.	366,114	0.1
18,150	@	Anixter International, Inc.	1,316,419	0.2
44,330	@	Applied Micro Circuits Corp.	307,650	0.0
79,100	@	Arris Group, Inc.	893,830	0.1
54,930	@,L	Aruba Networks, Inc.	1,223,840	0.2
52,700	@	Aspen Technology, Inc.	1,081,931	0.1
21,320	@	ATMI, Inc.	496,756	0.1
35,240	@	Aviat Networks, Inc.	99,377	0.0
16,750	@	Avid Technology, Inc.	184,250	0.0
59,400	@	Axcelis Technologies, Inc.	102,168	0.0
27,500	@	AXT, Inc.	174,625	0.0
9,820		Badger Meter, Inc.	333,782	0.1
7,860		Bel Fuse, Inc.	138,886	0.0
35,200	@	Benchmark Electronics, Inc.	580,448	0.1
10,080		Black Box Corp.	257,141	0.0
28,960		Blackbaud, Inc.	962,341	0.1
14,660	@	Bottomline Technologies, Inc.	409,600	0.1
55,590	@	Brightpoint, Inc.	447,499	0.1
15,100	@,L	BroadSoft, Inc.	577,575	0.1
38,480		Brooks Automation, Inc.	474,458	0.1
16,060	@	Cabot Microelectronics Corp.	624,413	0.1
17,840	@	CACI International, Inc.	1,111,254	0.1
19,800	@	Calix, Inc.	168,894	0.0
27,650	@	Cardtronics, Inc.	725,813	0.1
6,545		Cass Information Systems, Inc.	261,473	0.0
34,770	@	Cavium, Inc.	1,075,784	0.1
16,930	@	Ceva, Inc.	384,480	0.1
25,690	@	Checkpoint Systems, Inc.	289,783	0.0
44,110	@	Ciber, Inc.	187,026	0.0
36,570	@,L	Cirrus Logic, Inc.	870,366	0.1
24,240		Cognex Corp.	1,026,806	0.1
15,720	@	Coherent, Inc.	916,948	0.1
15,820		Cohu, Inc.	179,873	0.0
28,340	@	Commvault Systems, Inc.	1,406,798	0.2
15,800	@	comScore, Inc.	337,962	0.1
17,100		Comtech Telecommunications	557,118	0.1
25,400	@	Concur Technologies, Inc.	1,457,452	0.2
17,240	@,L	Constant Contact, Inc.	513,580	0.1
48,200	@	Convergys Corp.	643,470	0.1
26,900	@	Convio, Inc.	416,143	0.1
8,300	@	Cornerstone OnDemand, Inc.	181,272	0.0
17,000	@	Cray, Inc.	124,440	0.0
17,220	@	CSG Systems International	260,711	0.0
22,100		CTS Corp.	232,492	0.0
16,840	@	Cymer, Inc.	842,000	0.1
22,410		Daktronics, Inc.	199,225	0.0
13,900		DDi Corp.	169,580	0.0
27,040	@	DealerTrack Holdings, Inc.	818,230	0.1
23,600	@,L	Dialogic, Inc.	20,534	0.0
12,700	@	Dice Holdings, Inc.	118,491	0.0
26,280	@	Digital River, Inc.	491,699	0.1
23,410	@	Diodes, Inc.	542,644	0.1
53,000	@	Dot Hill Systems Corp.	80,030	0.0
23,150	@	DSP Group, Inc.	154,179	0.0
10,080	@	DTS, Inc.	304,618	0.0
62,300		Earthlink, Inc.	497,777	0.1
17,250	L	Ebix, Inc.	399,510	0.1
10,240	@	Echelon Corp.	45,363	0.0
11,780		Electro Rent Corp.	216,870	0.0
23,840		Electro Scientific Industries, Inc.	357,838	0.1
26,820	@	Electronics for Imaging	445,748	0.1
26,800	@	Ellie Mae, Inc.	299,088	0.0
19,900	@	eMagin Corp.	64,675	0.0
10,775	@	Emcore Corp.	51,397	0.0
54,790	@	Emulex Corp.	568,720	0.1
89,600	@	Entegris, Inc.	836,864	0.1
43,210	@,L	Entropic Communications, Inc.	251,914	0.0
23,250		EPIQ Systems, Inc.	281,325	0.0
6,250	@	ePlus, Inc.	199,813	0.0
34,370	@	Euronet Worldwide, Inc.	717,989	0.1
19,590	@	Exar Corp.	164,556	0.0
12,520	@	ExlService Holdings, Inc.	343,549	0.1
63,530	@	Extreme Networks	243,320	0.0
12,000	@	Fabrinet	212,520	0.0
24,430		Fair Isaac Corp.	1,072,477	0.1
13,730	@	Faro Technologies, Inc.	800,871	0.1
22,650	@	FEI Co.	1,112,342	0.1
59,000	@	Finisar Corp.	1,188,850	0.2
31,400	@	Formfactor, Inc.	175,212	0.0
9,870		Forrester Research, Inc.	319,788	0.0
4,800	@	GeekNet Inc.	69,408	0.0
26,880	@	Global Cash Access, Inc.	209,664	0.0
20,350	@	Globecomm Systems, Inc.	294,668	0.0
38,000	@,L	Glu Mobile, Inc.	184,300	0.0
19,500	@	GSI Group, Inc.	235,170	0.0
23,400	@	GSI Technology, Inc.	99,216	0.0
76,720	@	GT Advanced Technologies, Inc.	634,474	0.1
3,000	@	Guidewire Software, Inc.	92,333	0.0
64,990	@	Harmonic, Inc.	355,495	0.1
21,660		Heartland Payment Systems, Inc.	624,674	0.1
11,800	@,L	Higher One Holdings, Inc.	176,410	0.0
17,309	@	Hittite Microwave Corp.	940,052	0.1
51,700	@	Identive Group, Inc.	108,053	0.0
17,630	@	iGate Corp.	295,479	0.0
20,950	@	Imation Corp.	129,680	0.0
23,010	@	Immersion Corp.	125,635	0.0
59,530	@,L	Infinera Corp.	483,384	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
20,960	@	Infospace, Inc.	$268,498	0.0
4,700	@	Inphi Corp.	66,646	0.0
30,310	@	Insight Enterprises, Inc.	664,698	0.1
99,600	@	Integrated Device Technology, Inc.	712,140	0.1
19,000	@	Integrated Silicon Solution, Inc.	212,040	0.0
9,400	@	Interactive Intelligence Group	286,794	0.0
27,440		InterDigital, Inc.	956,558	0.1
19,800	@	Intermec, Inc.	153,054	0.0
45,570	@	Internap Network Services Corp.	334,484	0.1
15,340	@	Intevac, Inc.	130,390	0.0
18,100	@	IntraLinks Holdings, Inc.	95,749	0.0
24,410	@	Ixia	304,881	0.0
15,870	@	IXYS Corp.	209,484	0.0
30,170		j2 Global, Inc.	865,276	0.1
57,230		Jack Henry & Associates, Inc.	1,952,688	0.3
27,334	@	JDA Software Group, Inc.	751,138	0.1
5,000	@	Jive Software, Inc.	135,791	0.0
13,500	@	Kenexa Corp.	421,740	0.1
15,860		Keynote Systems, Inc.	313,394	0.0
23,700	@,L	KIT Digital, Inc.	170,640	0.0
45,510	@	Kopin Corp.	185,226	0.0
36,430	@	Kulicke & Soffa Industries, Inc.	452,825	0.1
87,230	@	Lattice Semiconductor Corp.	560,889	0.1
18,600	@	LeCroy Corp.	193,254	0.0
59,280	@	Lionbridge Technologies	170,726	0.0
10,140	@	Liquidity Services, Inc.	454,272	0.1
11,380		Littelfuse, Inc.	713,526	0.1
31,810	@	LivePerson, Inc.	533,454	0.1
10,400	@	LogMeIn, Inc.	366,392	0.1
19,340	@	LoopNet, Inc.	363,205	0.1
6,340	@	Loral Space & Communications, Inc.	504,664	0.1
39,700	@	LTX-Credence Corp.	285,443	0.0
15,140	@	Manhattan Associates, Inc.	719,604	0.1
14,810		Mantech International Corp.	510,353	0.1
23,760		MAXIMUS, Inc.	966,319	0.1
14,370	@	Maxwell Technologies, Inc.	263,402	0.0
10,740	@	Measurement Specialties, Inc.	361,938	0.1
67,670	@	Mentor Graphics Corp.	1,005,576	0.1
17,710	@	Mercury Computer Systems, Inc.	234,658	0.0
9,500	@,L	Meru Networks, Inc.	38,475	0.0
21,760		Methode Electronics, Inc.	201,933	0.0
35,340		Micrel, Inc.	362,588	0.1
58,050	@	Microsemi Corp.	1,244,592	0.2
6,570	@	MicroStrategy, Inc.	919,800	0.1
14,649	@,L	Microvision, Inc.	39,992	0.0
17,600	@	Mindspeed Technologies, Inc.	112,112	0.0
35,980	@	MIPS Technologies, Inc.	195,731	0.0
36,040		MKS Instruments, Inc.	1,064,261	0.1
45,140	@	Moduslink Global Solutions, Inc.	243,756	0.0
10,616	@	MoneyGram International, Inc.	191,088	0.0
21,310	@	Monolithic Power Systems, Inc.	419,168	0.1
20,470	@	Monotype Imaging Holdings, Inc.	305,003	0.0
23,400	@,L	Motricity, Inc.	25,740	0.0
23,012	@	Move, Inc.	223,447	0.0
11,100		MTS Systems Corp.	589,299	0.1
4,650	@	Multi-Fineline Electronix, Inc.	127,643	0.0
8,700	@	Nanometrics, Inc.	161,037	0.0
4,420	@	NCI, Inc.	28,244	0.0
23,220	@	Netgear, Inc.	887,004	0.1
19,240	@	Netscout Systems, Inc.	391,342	0.1
15,200	@	NetSuite, Inc.	764,408	0.1
25,170	@	Newport Corp.	446,012	0.1
38,160		NIC, Inc.	462,881	0.1
28,480	@	Novatel Wireless, Inc.	95,408	0.0
11,400	@,L	Numerex Corp.	111,492	0.0
4,200	@,L	NVE Corp.	222,600	0.0
34,300	@	Oclaro, Inc.	135,142	0.0
39,900	@,L	OCZ Technology Group, Inc.	278,502	0.0
37,190	@	Omnivision Technologies, Inc.	743,800	0.1
12,150	@,L	OpenTable, Inc.	491,710	0.1
14,530	@	Oplink Communications, Inc.	248,463	0.0
9,600		Opnet Technologies, Inc.	278,400	0.0
81,900	@	OpNext, Inc.	126,945	0.0
10,160	@	OSI Systems, Inc.	622,808	0.1
68,971	@	Parametric Technology Corp.	1,927,050	0.3
11,510		Park Electrochemical Corp.	347,947	0.1
12,800		Pegasystems, Inc.	488,448	0.1
18,680	@	Perficient, Inc.	224,347	0.0
24,590	@	Pericom Semiconductor Corp.	198,933	0.0
28,950	@	Photronics, Inc.	192,517	0.0
29,260		Plantronics, Inc.	1,178,008	0.2
28,070	@	Plexus Corp.	982,169	0.1
14,810		Power Integrations, Inc.	549,747	0.1
39,620	@	Power-One, Inc.	180,271	0.0
16,256	@,L	Powerwave Technologies, Inc.	33,325	0.0
14,500	@	Procera Networks, Inc.	324,220	0.0
44,395	@	Progress Software Corp.	1,048,610	0.1
9,820	@	PROS Holdings, Inc.	183,634	0.0
35,980		Pulse Electronics Corp.	90,310	0.0
21,300	@	QAD, Inc.	279,030	0.0
45,000	@	QLIK Technologies, Inc.	1,440,000	0.2
146,730	@	Quantum Corp.	384,433	0.1
37,020	@	Quest Software, Inc.	861,455	0.1
9,600	@	QuinStreet, Inc.	100,704	0.0
15,860	@	Radisys Corp.	117,364	0.0
59,900	@	Rambus, Inc.	386,355	0.1
23,800	@,L	RealD, Inc.	321,300	0.0
7,225		RealNetworks, Inc.	71,816	0.0
15,900	@	RealPage, Inc.	304,803	0.0
194,320	@	RF Micro Devices, Inc.	967,714	0.1

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
19,100		Richardson Electronics Ltd./United States	$228,818	0.0
6,000		Rimage Corp.	60,060	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	452,773	0.1
11,090	@	Rogers Corp.	429,737	0.1
8,530	@	Rubicon Technology, Inc.	88,968	0.0
17,030	@	Rudolph Technologies, Inc.	189,203	0.0
61,200	@	Sanmina-SCI Corp.	700,740	0.1
61,300		Sapient Corp.	763,185	0.1
15,730	@	Scansource, Inc.	587,044	0.1
7,500	@	SciQuest, Inc.	114,300	0.0
21,000	@	Seachange Intl., Inc.	163,380	0.0
41,840	@	Semtech Corp.	1,190,766	0.2
5,500	@,L	ServiceSource International, Inc.	85,140	0.0
30,360	@	ShoreTel, Inc.	172,445	0.0
18,600	@	Sigma Designs, Inc.	96,348	0.0
27,670	@,L	Silicon Graphics International Corp.	267,846	0.0
42,350	@	Silicon Image, Inc.	249,018	0.0
32,010	@	SolarWinds, Inc.	1,237,187	0.2
118,820	@	Sonus Networks, Inc.	344,578	0.1
18,470	@	Sourcefire, Inc.	888,961	0.1
18,700	@	Spansion, Inc.	227,766	0.0
9,300	@	SS&C Technologies Holdings, Inc.	216,969	0.0
15,180	@	Stamps.com, Inc.	423,218	0.1
12,630	@	Standard Microsystems Corp.	326,738	0.1
27,110	@,L	STEC, Inc.	255,918	0.0
16,900	@,L	STR Holdings, Inc.	81,796	0.0
12,920	@	Stratasys, Inc.	471,838	0.1
13,620	@	Super Micro Computer, Inc.	237,805	0.0
9,520	@	Supertex, Inc.	172,026	0.0
44,450	@	support.com, Inc.	140,018	0.0
13,896	@	Sycamore Networks, Inc.	246,515	0.0
22,500	@	Symmetricom, Inc.	129,825	0.0
22,470	@	Synaptics, Inc.	820,380	0.1
11,570	@	Synchronoss Technologies, Inc.	369,314	0.1
11,450	@	SYNNEX Corp.	436,703	0.1
8,750		Syntel, Inc.	490,000	0.1
42,220	@	Take-Two Interactive Software, Inc.	649,555	0.1
24,380	@	Taleo Corp.	1,119,773	0.2
37,730	@	TeleCommunication Systems, Inc.	104,889	0.0
10,900	@	TeleNav, Inc.	76,518	0.0
19,640	@	TeleTech Holdings, Inc.	316,204	0.0
29,960	@	Tessera Technologies, Inc.	516,810	0.1
43,870	@	THQ, Inc.	24,567	0.0
69,120	@	Tivo, Inc.	828,749	0.1
17,670	@	TNS, Inc.	383,969	0.1
96,480	@	Triquint Semiconductor, Inc.	665,230	0.1
46,680	@	TTM Technologies, Inc.	536,353	0.1
20,940	@	Tyler Technologies, Inc.	804,305	0.1
17,470	@	Ultimate Software Group, Inc.	1,280,202	0.2
17,710	@	Ultratech, Inc.	513,236	0.1
26,814	@	Unisys Corp.	528,772	0.1
58,133		United Online, Inc.	284,270	0.0
25,470	@,L	Universal Display Corp.	930,419	0.1
59,250	@	Valueclick, Inc.	1,169,595	0.2
18,030	@	Vasco Data Security Intl.	194,544	0.0
29,410	@,L	Veeco Instruments, Inc.	841,126	0.1
13,900	@	Verint Systems, Inc.	450,221	0.1
24,510	@	Viasat, Inc.	1,181,627	0.2
26,200	@,L	VirnetX Holding Corp.	626,966	0.1
18,400	@	Virtusa Corp.	317,768	0.0
12,900	@	Vishay Precision Group, Inc.	191,307	0.0
10,610	@	Vocus, Inc.	140,582	0.0
14,820	@	Volterra Semiconductor Corp.	510,030	0.1
68,300	@,L	Wave Systems Corp.	127,038	0.0
24,100	@	Web.com Group, Inc.	347,763	0.1
27,370	@	Websense, Inc.	577,233	0.1
49,000	@	Westell Technologies, Inc.	114,170	0.0
27,020	@	Wright Express Corp.	1,749,005	0.2
20,550	@	XO Group, Inc.	192,965	0.0
19,700		Xyratex Ltd.	313,427	0.0
91,700	@	Zix Corp.	266,847	0.0
13,500	@	Zygo Corp.	264,195	0.0
			125,543,221	15.8
		Materials: 4.4%
20,514		A Schulman, Inc.	554,288	0.1
5,740	@	AEP Industries, Inc.	199,809	0.0
8,220	@	AM Castle & Co.	103,983	0.0
17,260		Amcol International Corp.	508,997	0.1
14,900		American Vanguard Corp.	323,181	0.0
12,210		Balchem Corp.	369,353	0.0
52,970		Boise, Inc.	434,884	0.1
25,380		Buckeye Technologies, Inc.	862,159	0.1
33,180	@	Calgon Carbon Corp.	517,940	0.1
47,080	@	Century Aluminum Co.	418,070	0.1
46,400	@	Chemtura Corp.	787,872	0.1
16,716	@	Clearwater Paper Corp.	555,138	0.1
58,780	@	Coeur d’Alene Mines Corp.	1,395,437	0.2
6,380		Deltic Timber Corp.	403,790	0.1
23,600		Eagle Materials, Inc.	820,100	0.1
55,080	@	Ferro Corp.	327,175	0.0
34,200	@,L	Flotek Industries, Inc.	411,084	0.1
47,790	@,L	General Moly, Inc.	160,096	0.0
20,200	@	Georgia Gulf Corp.	704,576	0.1
37,200		Globe Specialty Metals, Inc.	553,164	0.1
16,000		Gold Resource Corp.	388,960	0.0
8,200	@,L	Golden Minerals Co.	69,126	0.0
200,100	@	Golden Star Resources Ltd.	372,186	0.0
74,580	@	Graphic Packaging Holding Co.	411,682	0.1
6,410		Hawkins, Inc.	238,452	0.0
8,240		Haynes International, Inc.	522,004	0.1
29,890		HB Fuller Co.	981,289	0.1
37,470	@	Headwaters, Inc.	156,625	0.0
175,600		Hecla Mining Co.	811,272	0.1
32,120	@	Horsehead Holding Corp.	365,847	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
12,450		Innophos Holdings, Inc.	$623,994	0.1
11,300	@	Innospec, Inc.	343,294	0.0
62,000	@,L	Jaguar Mining, Inc.	289,540	0.0
9,180		Kaiser Aluminum Corp.	433,847	0.1
22,600	@	KapStone Paper and Packaging Corp.	445,220	0.1
6,200		KMG Chemicals, Inc.	111,910	0.0
12,030		Koppers Holdings, Inc.	463,877	0.1
15,500	@	Kraton Performance Polymers, Inc.	411,835	0.1
27,370	@	Landec Corp.	178,726	0.0
77,230	@	Louisiana-Pacific Corp.	722,100	0.1
11,370	@	LSB Industries, Inc.	442,520	0.1
14,370	@	Materion Corp.	412,850	0.1
50,470	@,L	McEwen Mining, Inc.	224,087	0.0
9,000	@	Metals USA Holdings Corp.	129,690	0.0
81,600	@	Midway Gold Corp.	116,688	0.0
13,230		Minerals Technologies, Inc.	865,374	0.1
19,190		Myers Industries, Inc.	283,052	0.0
10,040		Neenah Paper, Inc.	298,590	0.0
6,130		NewMarket Corp.	1,148,762	0.1
13,700		Noranda Aluminum Holding Corp.	136,589	0.0
57,740		Olin Corp.	1,255,845	0.2
6,330		Olympic Steel, Inc.	151,920	0.0
19,800	@	OM Group, Inc.	544,698	0.1
25,920	@	Omnova Solutions, Inc.	174,960	0.0
48,500	@	Paramount Gold and Silver Corp.	109,610	0.0
21,710		PH Glatfelter Co.	342,584	0.0
61,050		PolyOne Corp.	879,120	0.1
4,150		Quaker Chemical Corp.	163,718	0.0
16,800	@	Revett Minerals, Inc.	70,224	0.0
19,780	@	RTI International Metals, Inc.	456,127	0.1
11,560		Schweitzer-Mauduit International, Inc.	798,334	0.1
31,983		Sensient Technologies Corp.	1,215,354	0.2
21,450	@	Spartech Corp.	104,676	0.0
4,590		Stepan Co.	403,002	0.1
65,390	@	Stillwater Mining Co.	826,530	0.1
35,000	@,L	SunCoke Energy, Inc.	497,350	0.1
14,230		Texas Industries, Inc.	498,192	0.1
106,400	@	Thompson Creek Metals Co., Inc.	719,264	0.1
9,700	@	TPC Group, Inc.	428,837	0.1
18,710		Tredegar Corp.	366,529	0.0
5,000	@	Universal Stainless & Alloy	213,600	0.0
53,600	@,L	Vista Gold Corp.	168,304	0.0
26,610		Wausau Paper Corp.	249,602	0.0
37,000		Worthington Industries	709,660	0.1
13,700	@,L	Zagg, Inc.	145,631	0.0
14,460		Zep, Inc.	208,224	0.0
16,670	@,L	Zoltek Cos., Inc.	188,704	0.0
			34,701,683	4.4
		Telecommunications: 0.8%
47,700	@	8x8, Inc.	200,340	0.0
16,530	@	AboveNet, Inc.	1,368,684	0.2
41,890		Alaska Communications Systems Group, Inc.	129,021	0.0
5,350		Atlantic Tele-Network, Inc.	194,526	0.0
11,440	@	Cbeyond, Inc.	91,520	0.0
145,040	@	Cincinnati Bell, Inc.	583,061	0.1
30,600	@	Cogent Communications Group, Inc.	583,848	0.1
15,710		Consolidated Communications Holdings, Inc.	308,387	0.1
18,400	@,L	Fairpoint Communications, Inc.	69,184	0.0
27,120	@	General Communication, Inc.	236,486	0.0
91,100	@	Globalstar, Inc.	63,770	0.0
35,900	@,L	Iridium Communications, Inc.	314,484	0.1
27,300	@	Leap Wireless International, Inc.	238,329	0.0
9,710		Lumos Networks Corp.	104,480	0.0
21,640	@	Neutral Tandem, Inc.	263,791	0.1
9,710		NTELOS Holdings Corp.	200,997	0.0
66,800	@	Pendrell Corp.	174,348	0.0
35,370	@	Premier Global Services, Inc.	319,745	0.1
12,800		Shenandoah Telecom Co.	142,720	0.0
31,400	@,L	Towerstream Corp.	149,150	0.0
13,130		USA Mobility, Inc.	182,901	0.0
75,400	@	Vonage Holdings Corp.	166,634	0.0
			6,086,406	0.8
		Utilities: 3.3%
20,480		Allete, Inc.	849,715	0.1
11,350		American States Water Co.	410,189	0.1
63,600	L	Atlantic Power Corp.	880,224	0.1
37,680		Avista Corp.	963,854	0.1
30,650		Black Hills Corp.	1,027,694	0.1
9,700	@,L	Cadiz, Inc.	89,240	0.0
25,280		California Water Service Group	460,349	0.1
10,360		Central Vermont Public Service Corp.	364,672	0.1
9,490		CH Energy Group, Inc.	633,268	0.1
3,880		Chesapeake Utilities Corp.	159,546	0.0
40,590		Cleco Corp.	1,609,393	0.2
3,700		Connecticut Water Service, Inc.	104,673	0.0
9,840		Consolidated Water Co., Ltd.	77,834	0.0
61,200	@	Dynegy, Inc.	34,272	0.0
29,740		El Paso Electric Co.	966,253	0.1
26,590		Empire District Electric Co.	541,107	0.1
4,400		Genie Energy Ltd	42,548	0.0
34,600		Idacorp, Inc.	1,422,752	0.2
16,400		Laclede Group, Inc.	639,928	0.1
14,460		MGE Energy, Inc.	641,879	0.1
7,160		Middlesex Water Co.	135,252	0.0
30,170		New Jersey Resources Corp.	1,344,677	0.2
20,700		Northwest Natural Gas Co.	939,780	0.1
26,950		NorthWestern Corp.	955,647	0.1
1,200		Ormat Technologies, Inc.	24,180	0.0

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
20,700		Otter Tail Corp.	$449,190	0.1
52,150		Piedmont Natural Gas Co.	1,620,301	0.2
55,170		PNM Resources, Inc.	1,009,611	0.1
54,030		Portland General Electric Co.	1,349,669	0.2
9,130		SJW Corp.	220,216	0.0
21,890		South Jersey Industries, Inc.	1,095,376	0.1
33,870		Southwest Gas Corp.	1,447,604	0.2
28,870		UIL Holdings Corp.	1,003,521	0.1
21,930		Unisource Energy Corp.	801,980	0.1
6,300		Unitil Corp.	169,029	0.0
36,020		WGL Holdings, Inc.	1,466,014	0.2
6,100		York Water Co.	105,530	0.0
			26,056,967	3.3
		Total Common Stock (Cost $581,758,899)	757,776,322	95.7

RIGHTS: 0.0%
		Materials: 0.0%
7,460	@,L	Magnum Hunter Resources Corp.	6,660	0.0

		Transportation: 0.0%
174	@	DHT Holdings, Inc.	52	0.0

		Total Rights (Cost $—)	6,712	0.0

		Total Long-Term Investments (Cost $581,758,899)	757,783,034	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.6%
		Securities Lending Collateral(cc)(1): 6.4%
12,035,769		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $12,035,947, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $12,276,485, due 03/01/18-04/15/43)	$12,035,769	1.5
12,035,769		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $12,035,967, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $12,276,484, due 07/19/12-04/01/42)	12,035,769	1.5
2,533,845		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,533,887, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $2,584,522, due 10/01/13-06/25/43)	2,533,845	0.4
12,035,769		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $12,035,937, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $12,276,484, due 01/15/13-04/01/42)	12,035,769	1.5
12,035,769		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $12,035,917, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $12,276,484, due 12/01/17-04/01/42)	12,035,769	1.5
			50,676,921	6.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.2%
33,338,808		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $33,338,808)	33,338,808	4.2

		Total Short-Term Investments
		(Cost $84,015,729)	84,015,729	10.6

		Total Investments in Securities (Cost $665,774,628)	$841,798,763	106.3
		Liabilities in Excess of Other Assets	(49,888,234)	(6.3)
		Net Assets	$791,910,529	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$231,137,108
		Gross Unrealized Depreciation	(55,112,973)
		Net Unrealized Appreciation	$176,024,135

PORTFOLIO OF INVESTMENTS
ING Russell™ Small Cap Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$105,303,255	$—	$—	$105,303,255
Consumer Staples	27,454,104	—	—	27,454,104
Energy	47,554,052	—	—	47,554,052
Financials	167,808,402	—	—	167,808,402
Health Care	96,216,130	12,980	—	96,229,110
Industrials	121,039,122	—	—	121,039,122
Information Technology	125,543,221	—	—	125,543,221
Materials	34,701,683	—	—	34,701,683
Telecommunications	6,086,406	—	—	6,086,406
Utilities	26,056,967	—	—	26,056,967
Total Common Stock	757,763,342	12,980	—	757,776,322
Rights	—	6,712	—	6,712
Short-Term Investments	33,338,808	50,676,921	—	84,015,729
Total Investments, at value	$791,102,150	$50,696,613	$—	$841,798,763
Other Financial Instruments+
Futures	1,501,305	—	—	1,501,305
Total Assets	$792,603,455	$50,696,613	$—	$843,300,068

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	414	06/15/12	$34,266,780	$1,501,305
			$34,266,780	$1,501,305

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 13.8%
131,519		Arbitron, Inc.	$4,863,573	0.7
101,400	@	Ascena Retail Group, Inc.	4,494,048	0.7
84,700	@	Bally Technologies, Inc.	3,959,725	0.6
120,400	@	Childrens Place Retail Stores, Inc.	6,221,068	0.9
246,364	@	Collective Brands, Inc.	4,843,516	0.7
309,900		Cooper Tire & Rubber Co.	4,716,678	0.7
226,800		Finish Line	4,812,696	0.7
68,262	L	Gildan Activewear, Inc.	1,880,618	0.3
39,300	@	Hibbett Sporting Goods, Inc.	2,143,815	0.3
176,900	@	Jack in the Box, Inc.	4,240,293	0.6
241,139	@	La-Z-Boy, Inc.	3,607,439	0.6
138,657	@	Life Time Fitness, Inc.	7,011,884	1.1
474,905	@	OfficeMax, Inc.	2,716,457	0.4
382,618	@	Orient-Express Hotels Ltd.	3,902,704	0.6
96,649	@	Papa John’s International, Inc.	3,639,801	0.6
85,246		Pool Corp.	3,189,905	0.5
215,300		Regis Corp.	3,967,979	0.6
441,323	@	Ruby Tuesday, Inc.	4,029,279	0.6
241,900	@	Sally Beauty Holdings, Inc.	5,999,120	0.9
341,859	@	Sonic Corp.	2,625,477	0.4
206,700	@	Wet Seal, Inc.	713,115	0.1
103,500		Wolverine World Wide, Inc.	3,848,130	0.6
78,301		Wyndham Worldwide Corp.	3,641,780	0.6
			91,069,100	13.8
		Consumer Staples: 1.5%
79,400		Casey’s General Stores, Inc.	4,403,524	0.7
139,050		Flowers Foods, Inc.	2,832,448	0.4
34,900		Sanderson Farms, Inc.	1,850,747	0.3
42,347		Spartan Stores, Inc.	767,328	0.1
			9,854,047	1.5
		Energy: 5.9%
243,100	@	Bill Barrett Corp.	6,323,031	1.0
231,315	@	Carrizo Oil & Gas, Inc.	6,536,962	1.0
88,200	@	Dril-Quip, Inc.	5,734,764	0.9
163,318	@	Energy Partners Ltd.	2,712,712	0.4
176,200	@	Key Energy Services, Inc.	2,722,290	0.4
304,200	@	McMoRan Exploration Co.	3,254,940	0.5
223,000	L	Nordic American Tanker Shipping	3,541,240	0.5
450,100	@	Petroquest Energy, Inc.	2,763,614	0.4
128,500	@	Unit Corp.	5,494,660	0.8
			39,084,213	5.9
		Financials: 20.2%
45,100	@	Affiliated Managers Group, Inc.	5,042,631	0.8
119,700		American Campus Communities, Inc.	5,352,984	0.8
302,000		Capitol Federal Financial, Inc.	3,581,720	0.5
105,520		Cash America International, Inc.	5,057,574	0.8
107,200	@	Citizens Republic Bancorp, Inc.	1,673,392	0.3
152,863		Columbia Banking System, Inc.	3,482,219	0.5
450,282		CubeSmart	5,358,356	0.8
765,350		DCT Industrial Trust, Inc.	4,515,565	0.7
78,347		Delphi Financial Group	3,507,595	0.5
90,711		Entertainment Properties Trust	4,207,176	0.6
252,800		First Horizon National Corp.	2,624,064	0.4
242,500		FirstMerit Corp.	4,088,550	0.6
96,142		Flushing Financial Corp.	1,294,071	0.2
16,540	@	Green Dot Corp.	438,641	0.1
88,441		IBERIABANK Corp.	4,728,940	0.7
39,200		Jones Lang LaSalle, Inc.	3,265,752	0.5
278,500	@	Knight Capital Group, Inc.	3,584,295	0.5
232,358		LaSalle Hotel Properties	6,538,554	1.0
201,072		National Retail Properties, Inc.	5,467,148	0.8
244,800	@	Nationstar Mortgage Holdings, Inc.	3,515,328	0.5
178,400	@	Netspend Holdings, Inc.	1,384,384	0.2
86,050	@	Piper Jaffray Cos.	2,290,651	0.4
275,272		Primerica, Inc.	6,939,607	1.1
59,718		ProAssurance Corp.	5,261,753	0.8
110,118		Prosperity Bancshares, Inc.	5,043,404	0.8
236,228		Provident Financial Services, Inc.	3,432,393	0.5
146,000		Redwood Trust, Inc.	1,635,200	0.3
164,200		Selective Insurance Group	2,891,562	0.4
86,433	@	Signature Bank	5,448,736	0.8
247,000		Starwood Property Trust, Inc.	5,191,940	0.8
596,900		Susquehanna Bancshares, Inc.	5,897,372	0.9
84,700	@	SVB Financial Group	5,449,598	0.8
144,355		Wintrust Financial Corp.	5,166,466	0.8
			133,357,621	20.2
		Health Care: 11.4%
73,291	@	Acorda Therapeutics, Inc.	1,945,876	0.3
108,245	@	Align Technology, Inc.	2,982,150	0.4
141,149	@	Amsurg Corp.	3,949,349	0.6
105,700	@	Centene Corp.	5,176,129	0.8
80,900	@	Cubist Pharmaceuticals, Inc.	3,498,925	0.5
81,400	@	Haemonetics Corp.	5,671,952	0.9
353,606	@	Healthsouth Corp.	7,241,851	1.1
135,700	@	Impax Laboratories, Inc.	3,335,506	0.5

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
177,400	@,L	Incyte Corp., Ltd.	$3,423,820	0.5
129,940	@	Medicines Co.	2,607,896	0.4
62,800	@	Mednax, Inc.	4,670,436	0.7
130,405		Meridian Bioscience, Inc.	2,527,249	0.4
317,312	@,L	Nektar Therapeutics	2,513,111	0.4
103,900	@	Onyx Pharmaceuticals, Inc.	3,914,952	0.6
152,936		Owens & Minor, Inc.	4,650,784	0.7
187,645	@	PSS World Medical, Inc.	4,754,924	0.7
31,700	@	Salix Pharmaceuticals Ltd.	1,664,250	0.3
102,480		Steris Corp.	3,240,417	0.5
102,900	@	Thoratec Corp.	3,468,759	0.5
99,747		Universal Health Services, Inc.	4,180,397	0.6
			75,418,733	11.4
		Industrials: 18.2%
234,985		Actuant Corp.	6,812,215	1.0
116,800		Acuity Brands, Inc.	7,338,544	1.1
84,460	@	Allegiant Travel Co.	4,603,070	0.7
133,544	@	Atlas Air Worldwide Holdings, Inc.	6,571,700	1.0
220,400		Barnes Group, Inc.	5,798,724	0.9
174,900		Brady Corp.	5,658,015	0.9
79,778	@	Clean Harbors, Inc.	5,371,453	0.8
484,400	@	Diana Shipping, Inc.	4,335,380	0.7
132,269	@	Encore Capital Group, Inc.	2,982,666	0.5
17,500	@	FTI Consulting, Inc.	658,163	0.1
376,400		Heartland Express, Inc.	5,442,744	0.8
170,696	@	HUB Group, Inc.	6,150,177	0.9
21,642	@	Kirby Corp.	1,423,827	0.2
92,217	@	Mobile Mini, Inc.	1,947,623	0.3
324,700	@	Orbital Sciences Corp.	4,269,805	0.6
93,617		Regal-Beloit Corp.	6,136,594	0.9
97,600	@	Teledyne Technologies, Inc.	6,153,680	0.9
163,669	@	Tetra Tech, Inc.	4,314,315	0.7
87,700		Toro Co.	6,236,347	0.9
119,420	@	TrueBlue, Inc.	2,135,230	0.3
125,700		Universal Forest Products, Inc.	4,334,136	0.7
173,339		Waste Connections, Inc.	5,638,718	0.9
61,400		Watsco, Inc.	4,546,056	0.7
168,939		Watts Water Technologies, Inc.	6,884,264	1.0
108,700		Woodward Governor Co.	4,655,621	0.7
			120,399,067	18.2
		Information Technology: 16.0%
159,800	@	Acme Packet, Inc.	4,397,696	0.7
184,400		Adtran, Inc.	5,751,436	0.9
296,000	@	Advanced Energy Industries, Inc.	3,883,520	0.6
17,300	@	Anixter International, Inc.	1,254,769	0.2
82,009	@	Ansys, Inc.	5,332,225	0.8
196,000	@	Ariba, Inc.	6,411,160	1.0
326,827	@	Arris Group, Inc.	3,693,145	0.6
235,600	@,L	Aruba Networks, Inc.	5,249,168	0.8
155,818	@,L	Bankrate, Inc.	3,856,496	0.6
51,700	@	CACI International, Inc.	3,220,393	0.5
170,200	@	Cardtronics, Inc.	4,467,750	0.7
57,600	@	Concur Technologies, Inc.	3,305,088	0.5
62,119	@	FEI Co.	3,050,664	0.5
392,100	@	Formfactor, Inc.	2,187,918	0.3
77,294	@	Fortinet, Inc.	2,137,179	0.3
156,873	@	Integrated Device Technology, Inc.	1,121,642	0.2
249,200	@	Intermec, Inc.	1,926,316	0.3
87,300	@,L	Logitech International S.A.	680,940	0.1
89,789	@	Micros Systems, Inc.	4,964,434	0.7
231,440	@	Microsemi Corp.	4,962,074	0.7
169,022		MKS Instruments, Inc.	4,991,220	0.7
220,300	@	Parametric Technology Corp.	6,155,182	0.9
127,060	@	Plexus Corp.	4,445,829	0.7
98,500		Power Integrations, Inc.	3,656,320	0.5
224,800	@	Progress Software Corp.	5,309,776	0.8
97,200	@	QLIK Technologies, Inc.	3,110,400	0.5
83,400	@	QLogic Corp.	1,481,184	0.2
87,100	@	Quest Software, Inc.	2,026,817	0.3
99,800	@	Riverbed Technolgoy, Inc.	2,802,384	0.4
			105,833,125	16.0
		Materials: 5.6%
156,330		Buckeye Technologies, Inc.	5,310,530	0.8
336,200		Commercial Metals Co.	4,982,484	0.8
201,200		HB Fuller Co.	6,605,396	1.0
71,132		Minerals Technologies, Inc.	4,652,744	0.7
778,100	@	Thompson Creek Metals Co., Inc.	5,259,956	0.8
307,718		Worthington Industries	5,902,031	0.9
285,484		Zep, Inc.	4,110,970	0.6
			36,824,111	5.6
		Telecommunications: 0.8%
201,817		Alaska Communications Systems Group, Inc.	621,597	0.1
57,366		Lumos Networks Corp.	617,258	0.1
38,766		NTELOS Holdings Corp.	802,456	0.1
66,300	@	SBA Communications Corp.	3,368,703	0.5
			5,410,014	0.8
		Utilities: 3.0%
172,000		Cleco Corp.	6,819,800	1.0
150,997		El Paso Electric Co.	4,905,893	0.7
106,200		Idacorp, Inc.	4,366,944	0.7
163,985		Portland General Electric Co.	4,096,345	0.6
			20,188,982	3.0
		Total Common Stock
		(Cost $538,080,398)	637,439,013	96.4

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
120,265		iShares Russell 2000 Index Fund	$9,963,955	1.5
		Total Exchange-Traded Funds
		(Cost $9,032,632)	9,963,955	1.5
		Total Long-Term Investments
		(Cost $547,113,030)	647,402,968	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateral(cc)(1): 2.1%
699,707		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $699,716, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $713,701, due 01/01/22-03/01/42)	$699,707	0.1
3,323,603		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $3,323,649, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,390,075, due 03/31/12-04/01/42)	3,323,603	0.5
3,323,603		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $3,323,652, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $3,390,075, due 03/01/18-04/15/43)	3,323,603	0.5
3,323,603		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $3,323,658, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $3,390,075, due 07/19/12-04/01/42)	3,323,603	0.5
3,323,603		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $3,323,644, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $3,390,076, due 10/01/20-12/01/40)	3,323,603	0.5
			13,994,119	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
15,015,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,015,000)	$15,015,000	2.3
		Total Short-Term Investments
		(Cost $29,009,119)	29,009,119	4.4
		Total Investments in Securities (Cost $576,122,149)	$676,412,087	102.3
		Liabilities in Excess of Other Assets	(15,332,091)	(2.3)
		Net Assets	$661,079,996	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $587,421,557.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$117,301,146
		Gross Unrealized Depreciation	(28,310,616)
		Net Unrealized Appreciation	$88,990,530

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$637,439,013	$—	$—	$637,439,013
Exchange-Traded Funds	9,963,955	—	—	9,963,955
Short-Term Investments	15,015,000	13,994,119	—	29,009,119
Total Investments, at value	$662,417,968	$13,994,119	$—	$676,412,087

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.1%
		Consumer Discretionary: 1.8%
4,370,000		Becton Dickinson and Co., 3.125%, 11/08/21	$4,441,480	0.1
6,000,000		CBS Corp., 4.300%, 02/15/21	6,298,422	0.2
1,605,000		Comcast Corp., 6.300%, 11/15/17	1,938,248	0.0
335,000		Comcast Corp., 6.500%, 11/15/35	402,639	0.0
1,900,000		COX Communications, Inc., 5.450%, 12/15/14	2,113,271	0.1
5,000,000		CVS Caremark Corp., 3.250%, 05/18/15	5,303,490	0.1
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,333,617	0.1
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	1,937,833	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,015,977	0.1
2,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	2,009,006	0.1
2,000,000		Marriott International, Inc./DE, 3.000%, 03/01/19	1,969,482	0.0
325,000		McDonald’s Corp., 6.300%, 10/15/37	433,807	0.0
7,010,000		NBCUniversal Media LLC, 3.650%, 04/30/15	7,486,771	0.2
5,550,000		News America, Inc., 6.150%, 03/01/37	6,206,998	0.2
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,587,184	0.1
2,500,000		Target Corp., 7.000%, 01/15/38	3,368,118	0.1
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,927,397	0.1
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,877,892	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,234,863	0.1
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,585,635	0.1
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	981,893	0.0
			71,454,023	1.8
		Consumer Staples: 1.4%
3,595,000		Altria Group, Inc., 9.950%, 11/10/38	5,470,806	0.1
7,000,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	8,237,054	0.2
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,138,837	0.1
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,405,797	0.1
3,815,000	#	Erac USA Finance Co., 7.000%, 10/15/37	4,354,483	0.1
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	349,075	0.0
500,000		HJ Heinz Co., 1.500%, 03/01/17	496,897	0.0
872,000		Kellogg Co., 4.000%, 12/15/20	924,699	0.0
4,415,000		Kraft Foods, Inc., 6.125%, 02/01/18	5,303,347	0.1
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	6,960,839	0.2
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,635,784	0.1
1,500,000		PepsiCo, Inc., 4.000%, 03/05/42	1,422,432	0.0
2,500,000	#	Pernod-Ricard SA, 2.950%, 01/15/17	2,527,565	0.1
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	621,781	0.0
2,500,000	#	Tesco PLC, 2.700%, 01/05/17	2,555,813	0.1
3,600,000		Wal-Mart Stores, Inc., 5.000%, 10/25/40	3,987,364	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,761,418	0.1
			56,153,991	1.4
		Energy: 2.5%
3,500,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	4,038,339	0.1
3,000,000		Apache Corp., 5.625%, 01/15/17	3,530,511	0.1
5,800,000		ConocoPhillips, 6.500%, 02/01/39	7,707,533	0.2
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	4,005,499	0.1
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,907,223	0.1
5,490,000		Ensco PLC, 3.250%, 03/15/16	5,731,736	0.2
4,805,000		Enterprise Products Operating LLC, 3.200%, 02/01/16	5,059,425	0.1
3,500,000		Husky Energy, Inc., 5.900%, 06/15/14	3,832,580	0.1
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	3,227,865	0.1
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	661,489	0.0
3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,057,850	0.1
5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,329,355	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,886,080	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,102,158	0.1
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	4,177,246	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	$4,208,080	0.1
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	270,429	0.0
5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,549,008	0.1
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,672,959	0.1
3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,622,935	0.1
5,000,000		Total Capital S.A., 4.450%, 06/24/20	5,419,140	0.1
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,612,961	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,880,341	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,032,745	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,597,998	0.0
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	3,019,846	0.1
			99,141,331	2.5
		Financials: 10.6%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	2,975,865	0.1
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,202,610	0.0
2,000,000		Allstate Corp., 7.450%, 05/16/19	2,511,256	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,772,647	0.2
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,266,530	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,609,495	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	673,422	0.0
5,200,000		AngloGold Ashanti Holdings PLC, 5.375%, 04/15/20	5,359,484	0.1
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,388,997	0.1
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,653,175	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,720,449	0.0
4,000,000		Bank of America Corp., 3.625%, 03/17/16	3,996,004	0.1
4,000,000		Bank of America Corp., 5.700%, 01/24/22	4,240,720	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,101,878	0.4
4,000,000		Barclays Bank PLC, 6.750%, 05/22/19	4,604,764	0.1
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,004,238	0.0
2,000,000	#	BG Energy Capital PLC, 4.000%, 12/09/20	2,086,718	0.1
3,475,000		BNP Paribas, 3.600%, 02/23/16	3,513,656	0.1
5,000,000		Boeing Capital Corp., 2.125%, 08/15/16	5,169,675	0.1
6,000,000		Boston Properties L.P., 5.625%, 11/15/20	6,841,248	0.2
4,910,000		BP Capital Markets PLC, 3.200%, 03/11/16	5,206,176	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/37	1,217,499	0.0
6,455,000		Citigroup, Inc., 8.125%, 07/15/39	8,369,869	0.2
7,000,000		Citigroup, Inc., 5.500%, 04/11/13	7,265,769	0.2
2,044,000		Citigroup, Inc., 6.125%, 08/25/36	1,970,506	0.1
2,320,000		Corp Andina de Fomento, 8.125%, 06/04/19	2,886,177	0.1
5,705,000		Credit Suisse/New York NY, 2.200%, 01/14/14	5,762,991	0.2
2,605,000		Deutsche Bank AG, London, 4.875%, 05/20/13	2,702,701	0.1
31,820,000		European Investment Bank, 2.375%, 03/14/14	32,836,840	0.8
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	3,912,142	0.1
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	1,957,446	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	10,937,041	0.3
3,000,000		General Electric Capital Corp., 5.875%, 01/14/38	3,299,523	0.1
3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,892,570	0.1
1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,237,508	0.0
8,950,000		Goldman Sachs Group, Inc./The, 3.625%, 02/07/16	8,953,822	0.2
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,225,821	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,910,156	0.1
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,691,200	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,438,650	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,508,552	0.1
4,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,940,632	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,225,081	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	$3,664,055	0.1
6,040,000		Inter-American Development Bank, 3.000%, 04/22/14	6,358,000	0.2
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,435,484	0.2
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,895,040	0.1
3,700,000		John Deere Capital Corp., 2.250%, 06/07/16	3,842,054	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	7,968,695	0.2
12,380,000		JPMorgan Chase & Co., 2.050%, 01/24/14	12,599,200	0.3
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,167,952	0.1
3,810,000		Korea Development Bank, 3.250%, 03/09/16	3,874,374	0.1
21,265,000		Kreditanstalt fuer Wiederaufbau, 1.375%, 01/13/14	21,586,910	0.6
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,504,881	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,240,138	0.1
6,995,000		Metlife, Inc., 6.750%, 06/01/16	8,316,656	0.2
9,260,000		Mexico Government International Bond, 5.125%, 01/15/20	10,672,150	0.3
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,739,636	0.1
11,500,000		Morgan Stanley, 6.625%, 04/01/18	12,121,621	0.3
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,190,304	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,146,751	0.1
4,095,000		PNC Funding Corp., 3.625%, 02/08/15	4,356,306	0.1
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,716,283	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,247,135	0.4
3,895,000		Prudential Financial, Inc., 3.875%, 01/14/15	4,104,158	0.1
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,276,843	0.1
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	966,017	0.0
3,595,000		Simon Property Group LP, 5.250%, 12/01/16	4,068,986	0.1
1,000,000		SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,057,293	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,555,832	0.1
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,226,734	0.1
3,000,000		UBS AG/Stamford CT, 4.875%, 08/04/20	3,122,133	0.1
1,000,000		US Bancorp, 3.000%, 03/15/22	986,576	0.0
5,000,000		Wachovia Bank NA, 6.600%, 01/15/38	5,971,990	0.2
2,775,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	3,065,801	0.1
9,000,000		Wells Fargo & Co., 4.600%, 04/01/21	9,666,054	0.2
4,860,000		Wells Fargo & Co., 3.625%, 04/15/15	5,178,102	0.1
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	998,162	0.0
			417,929,809	10.6
		Health Care: 1.0%
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,512,587	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	759,155	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,783,848	0.1
2,000,000		Biogen Idec, Inc., 6.875%, 03/01/18	2,441,270	0.1
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,003,167	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,757,592	0.1
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,387,279	0.1
470,000		Humana, Inc., 6.300%, 08/01/18	541,412	0.0
3,240,000		McKesson Corp., 3.250%, 03/01/16	3,473,309	0.1
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	6,164,081	0.1
3,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	3,632,247	0.1
3,500,000		Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	3,731,606	0.1
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	2,056,218	0.0
			41,243,771	1.0
		Industrials: 1.3%
4,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	4,070,228	0.1
295,000		Caterpillar, Inc., 6.050%, 08/15/36	373,554	0.0
2,280,073		Continental Airlines, Inc., 7.250%, 11/10/19	2,553,681	0.1
3,025,000		CRH America, Inc., 5.300%, 10/15/13	3,176,731	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	937,538	0.0
1,249,652		Delta Airlines, Inc., 6.821%, 08/10/22	1,368,369	0.0
3,510,000		Dover Corp., 4.300%, 03/01/21	3,937,785	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Industrials (continued)
879,000	General Electric Co., 5.250%, 12/06/17	$1,017,545	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,074,843	0.1
4,695,000	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 08/15/13	5,015,002	0.1
4,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	4,013,484	0.1
5,895,000	Norfolk Southern Corp., 6.000%, 03/15/05	6,558,382	0.2
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,873,412	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,283,914	0.1
500,000	Ryder System, Inc., 2.500%, 03/01/17	503,355	0.0
5,895,000	Tyco International Finance S.A., 3.375%, 10/15/15	6,246,307	0.1
406,000	United Technologies Corp., 6.125%, 07/15/38	509,395	0.0
2,790,000	Waste Management, Inc., 6.125%, 11/30/39	3,397,157	0.1
		52,910,682	1.3
	Information Technology: 0.8%
500,000	BMC Software, Inc., 4.250%, 02/15/22	502,058	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,563,056	0.1
3,130,000	Cisco Systems, Inc., 5.500%, 01/15/40	3,651,405	0.1
4,220,000	Google, Inc., 2.125%, 05/19/16	4,390,129	0.1
2,970,000	Hewlett-Packard Co., 6.125%, 03/01/14	3,233,478	0.1
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,230,115	0.2
3,000,000	Juniper Networks, Inc., 5.950%, 03/15/41	3,438,987	0.1
1,500,000	Oracle Corp., 5.375%, 07/15/40	1,735,476	0.0
4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,409,546	0.1
400,000	Xerox Corp., 2.950%, 03/15/17	404,561	0.0
		32,558,811	0.8
	Materials: 1.1%
1,000,000	Alcoa, Inc., 5.400%, 04/15/21	1,034,789	0.0
1,399,000	Alcoa, Inc., 6.150%, 08/15/20	1,507,971	0.1
580,000	ArcelorMittal, 5.250%, 08/05/20	568,543	0.0
3,680,000	ArcelorMittal, 6.125%, 06/01/18	3,870,565	0.1
1,000,000	ArcelorMittal, 6.250%, 02/25/22	1,012,580	0.0
1,300,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,433,913	0.0
3,700,000	BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,740,271	0.1
3,282,000	Dow Chemical Co., 8.550%, 05/15/19	4,305,948	0.1
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,819,451	0.1
1,000,000	Newmont Mining Corp., 3.500%, 03/15/22	965,010	0.0
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,400,790	0.1
4,365,000	Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,384,655	0.1
6,000,000	Southern Copper Corp., 5.375%, 04/16/20	6,612,054	0.2
3,000,000	Teck Resources Ltd, 4.750%, 01/15/22	3,180,975	0.1
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,271,227	0.1
1,220,000	Vale Overseas Ltd., 4.625%, 09/15/20	1,288,942	0.0
		42,397,684	1.1
	Telecommunication Services: 1.6%
5,000,000	America Movil S.A.B de CV, 5.000%, 03/30/20	5,583,130	0.1
5,150,000	AT&T, Inc., 6.500%, 09/01/37	6,187,679	0.2
8,000,000	AT&T, Inc., 2.950%, 05/15/16	8,460,376	0.2
7,095,000	Deutsche Telekom International Finance BV, 5.750%, 03/23/16	8,017,889	0.2
1,710,000	Embarq Corp., 7.082%, 06/01/16	1,927,240	0.0
4,000,000	France Telecom S.A., 4.375%, 07/08/14	4,273,404	0.1
7,285,000	Qwest Corp., 6.750%, 12/01/21	8,147,158	0.2
2,220,000	Rogers Cable, Inc., 5.500%, 03/15/14	2,406,533	0.1
2,685,000	Telecom Italia Capital S.A., 5.250%, 10/01/15	2,778,975	0.1
3,710,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	3,695,397	0.1
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	3,983,574	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	3,038,652	0.1
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,797,285	0.1
		63,297,292	1.6
	Telecommunications: 0.2%
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,370,189	0.2
	Utilities: 1.8%
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	6,072,349	0.2

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Utilities (continued)
1,000,000	Entergy Corp., 4.700%, 01/15/17	$1,042,414	0.0
5,260,000	Exelon Generation Co. LLC, 5.200%, 10/01/19	5,845,527	0.1
3,225,000	FirstEnergy Solutions Corp., 6.800%, 08/15/39	3,597,968	0.1
3,495,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	3,558,497	0.1
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	5,690,240	0.1
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,477,850	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	1,921,622	0.1
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,129,753	0.1
4,855,000	Oncor Electric Delivery Co., 5.950%, 09/01/13	5,172,002	0.1
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	3,993,940	0.1
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	3,901,821	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,540,726	0.1
3,700,000	SCANA Corp., 4.750%, 05/15/21	3,896,174	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,269,993	0.1
5,920,000	Southern Co., 2.375%, 09/15/15	6,137,696	0.2
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	1,920,076	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	957,841	0.0
		70,126,489	1.8
	Total Corporate Bonds/Notes
	(Cost $907,712,092)	953,584,072	24.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,114,501	0.0
5,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	6,277,393	0.2
450,000	Banc of America Commercial Mortgage, Inc., 5.837%, 06/10/49	501,659	0.0
2,000,000	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	2,154,699	0.1
2,000,000	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	2,127,480	0.1
2,000,000	Bear Stearns Commercial Mortgage Securities, 5.541%, 04/12/38	2,260,037	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.696%, 12/10/49	2,286,944	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	1,957,847	0.1
1,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,443,218	0.0
1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	1,284,346	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	2,153,744	0.1
750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	757,090	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,405,627	0.0
1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,106,811	0.0
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.794%, 09/15/39	1,502,889	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	1,952,369	0.1
705,834	CW Capital Cobalt Ltd., 5.334%, 04/15/47	711,663	0.0
3,170,000	CW Capital Cobalt Ltd., 5.816%, 05/15/46	3,493,697	0.1
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	649,578	0.0
3,000,000	GE Capital Commercial Mortgage Corp., 5.437%, 11/10/45	3,350,835	0.1
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,913,208	0.0
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	1,992,166	0.1
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,761,647	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 5.883%, 07/10/38	1,996,925	0.1
3,500,000	GS Mortgage Securities Corp. II, 5.787%, 08/10/45	3,898,702	0.1
2,495,766	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,618,721	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	$1,260,146	0.0
1,092,305	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	1,177,826	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.734%, 02/12/49	1,977,877	0.1
481,873	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	489,053	0.0
1,255,000	JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, 02/12/51	1,357,036	0.0
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,269,955	0.0
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,563,797	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,709,868	0.0
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.966%, 08/12/49	455,604	0.0
2,000,000	Morgan Stanley Capital I, 4.970%, 04/14/40	2,129,566	0.1
3,340,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,677,998	0.1
1,000,000	Morgan Stanley Capital I, 5.073%, 08/13/42	1,000,770	0.0
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,034,010	0.0
1,789,189	Morgan Stanley Capital I, 5.599%, 04/12/49	1,842,030	0.0
1,000,000	Morgan Stanley Capital I, 5.569%, 12/15/44	1,081,900	0.0
1,250,000	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,394,489	0.0
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	334,777	0.0
	Total Collateralized Mortgage Obligations
	(Cost $68,280,813)	78,430,498	2.0
MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	5,570,085	0.2
	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,527,903	0.1
	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,611,376	0.1
	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,707,937	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,488,596	0.1
		7,196,533	0.2
	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,454,273	0.1
	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,467,417	0.1
	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,518,111	0.1
	Total Municipal Bonds
	(Cost $31,638,422)	35,345,698	0.9
ASSET-BACKED SECURITIES: 0.1%
	Automobile Asset-Backed Securities: 0.0%
1,000,000	Ally Auto Receivables Trust, 0.740%, 04/15/16	999,521	0.0
1,000,000	Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,000,040	0.0
		1,999,561	0.0
	Credit Card Asset-Backed Securities: 0.1%
1,000,000	Citibank Credit Card Issuance Trust, 5.300%, 03/15/18	1,157,364	0.0
1,000,000	Discover Card Master Trust, 5.650%, 03/16/20	1,194,482	0.1
		2,351,846	0.1
	Other Asset-Backed Securities: 0.0%
500,000	AEP Texas Central Transition Funding LLC, 0.880%, 12/01/18	499,712	0.0
500,000	AEP Texas Central Transition Funding LLC, 1.976%, 06/01/21	497,045	0.0
		996,757	0.0
	Total Asset-Backed Securities
	(Cost $5,345,675)	5,348,164	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: 0.1%
3,400,000	RABOBANK NED .61 8/2/12, 0.610%, 08/02/12	$3,401,632	0.1
	Total Certificates of Deposit
	(Cost $3,400,691)	3,401,632	0.1
U.S. TREASURY OBLIGATIONS: 35.2%
	U.S. Treasury Bonds: 15.5%
12,707,000	2.000%, due 02/15/22	12,458,820	0.3
10,595,000	3.125%, due 11/15/41	10,124,847	0.3
9,642,000	2.125%, due 08/15/21	9,631,452	0.2
5,980,000	2.625%, due 11/15/20	6,286,475	0.2
14,575,000	3.125%, due 05/15/21	15,859,422	0.4
4,330,000	6.250%, due 08/15/23	5,993,668	0.1
46,620,000	1.250%, due 10/31/15	47,556,036	1.2
108,940,000	1.375%, due 03/15/13	110,135,834	2.8
34,625,000	2.375%, due 03/31/16	36,772,823	0.9
77,155,000	2.375%, due 07/31/17	82,013,373	2.1
20,920,000	2.625%, due 08/15/20	22,049,366	0.6
26,255,000	2.750%, due 02/15/19	28,275,401	0.7
21,610,000	3.375%, due 11/15/19	24,118,791	0.6
9,190,000	3.500%, due 05/15/20	10,334,440	0.3
37,645,000	3.500%, due 02/15/39	38,980,230	1.0
15,045,000	3.875%, due 08/15/40	16,584,765	0.4
43,505,000	4.375%, due 05/15/40	52,110,855	1.3
22,000,000	5.375%, due 02/15/31	29,545,318	0.7
2,150,000	6.000%, due 02/15/26	2,963,642	0.1
15,310,000	6.125%, due 11/15/27	21,611,030	0.5
18,185,000	6.500%, due 11/15/26	26,314,259	0.7
4,025,000	8.125%, due 08/15/19	5,845,371	0.1
		615,566,218	15.5
	U.S. Treasury Notes: 19.7%
36,555,000	0.250%, due 03/31/14	36,492,709	0.9
75,246,000	0.375%, due 03/15/15	74,969,697	1.9
61,297,000	1.000%, due 03/31/17	61,156,258	1.5
12,888,000	1.500%, due 03/31/19	12,813,404	0.3
70,060,000	0.250%, due 09/15/14	69,737,093	1.8
4,755,000	0.500%, due 08/15/14	4,763,545	0.1
36,160,000	0.625%, due 04/30/13	36,315,379	0.9
74,115,000	1.000%, due 05/15/14	75,093,540	1.9
36,650,000	2.625%, due 04/30/18	39,381,561	1.0
93,630,000	0.500%, due 10/15/13	93,915,290	2.4
30,480,000	0.500%, due 11/15/13	30,576,439	0.8
30,085,000	0.750%, due 12/15/13	30,308,291	0.8
27,080,000	1.000%, due 07/15/13	27,334,931	0.7
8,230,000	1.125%, due 06/15/13	8,316,481	0.2
16,940,000	1.375%, due 05/15/13	17,154,393	0.4
14,190,000	1.375%, due 11/30/15	14,533,668	0.4
13,670,000	1.875%, due 04/30/14	14,093,989	0.4
128,163,000	1.875%, due 09/30/17	132,708,813	3.3
		779,665,481	19.7
	Total U.S. Treasury Obligations
	(Cost $1,378,446,938)	1,395,231,699	35.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.1%
	Federal Home Loan Mortgage Corporation: 9.3%##
10,425,000	0.500%, due 04/17/15	10,389,576	0.3
7,735,000	1.000%, due 03/08/17	7,633,184	0.2
13,555,000	1.600%, due 08/10/15	13,613,503	0.4
18,775,000	2.375%, due 01/13/22	18,462,997	0.5
8,405,000	2.500%, due 05/27/16	8,932,700	0.2
35,003,848	2.621%, due 02/01/42	36,474,334	0.9
1,169,757	3.500%, due 01/01/42	1,200,115	0.0
6,582,783	3.500%, due 01/01/42	6,753,624	0.2
4,515,000	3.750%, due 03/27/19	5,074,025	0.1
7,719,238	4.000%, due 01/01/25	8,158,124	0.2
968,278	4.000%, due 08/01/40	1,014,159	0.0
3,911,015	4.000%, due 11/01/40	4,096,335	0.1
1,489,085	4.000%, due 01/01/41	1,559,644	0.1
6,322,447	4.000%, due 04/01/41	6,625,982	0.2
4,642,088	4.000%, due 05/01/41	4,864,950	0.1
1,572,580	4.000%, due 06/01/41	1,648,079	0.1
321,861	4.000%, due 08/01/41	337,314	0.0
557,767	4.000%, due 08/01/41	584,545	0.0
6,152,715	4.000%, due 10/01/41	6,448,102	0.2
5,204,666	4.000%, due 11/01/41	5,454,538	0.2
851,356	4.000%, due 12/01/41	892,229	0.0
4,183,795	4.000%, due 02/01/42	4,384,655	0.1
1,091,380	4.500%, due 03/01/39	1,158,249	0.0
1,562,822	4.500%, due 08/01/39	1,658,577	0.1
3,545,282	4.500%, due 09/01/39	3,762,502	0.1
1,794,384	4.500%, due 09/01/39	1,904,326	0.1
2,349,844	4.500%, due 09/01/39	2,493,819	0.1
4,858,988	4.500%, due 10/01/39	5,156,699	0.1
6,266,518	4.500%, due 12/01/39	6,650,468	0.2
1,047,226	4.500%, due 03/01/40	1,111,390	0.0
3,487,218	4.500%, due 04/01/40	3,700,880	0.1
718,186	4.500%, due 06/01/40	762,189	0.0
5,821,091	4.500%, due 07/01/40	6,177,750	0.2
4,580,921	4.500%, due 07/01/40	4,861,594	0.1
1,146,029	4.500%, due 08/01/40	1,216,246	0.0
3,600,572	4.500%, due 08/01/40	3,821,180	0.1
4,448,918	4.500%, due 03/01/41	4,721,504	0.1
1,214,145	4.500%, due 03/01/41	1,288,536	0.0
1,455,222	4.500%, due 04/01/41	1,544,384	0.1
4,300,657	4.500%, due 06/01/41	4,564,159	0.1
4,102,921	4.500%, due 07/01/41	4,354,308	0.1
1,452,904	4.500%, due 08/01/41	1,541,924	0.1
201,202	5.000%, due 03/01/34	217,245	0.0
1,082,206	5.000%, due 12/01/34	1,168,495	0.0
4,499,126	5.000%, due 08/01/35	4,853,642	0.1
1,116,781	5.000%, due 08/01/35	1,204,779	0.0
1,209,265	5.000%, due 10/01/35	1,304,551	0.0
1,315,300	5.000%, due 10/01/35	1,418,942	0.0
3,168,321	5.000%, due 10/01/35	3,417,974	0.1
3,291,051	5.000%, due 12/01/35	3,550,375	0.1
440,562	5.000%, due 04/01/36	475,276	0.0
1,370,227	5.000%, due 11/01/36	1,478,196	0.1
1,062,360	5.000%, due 02/01/37	1,145,407	0.0
872,131	5.000%, due 05/01/37	940,852	0.0
11,798,264	5.000%, due 10/01/37	12,727,927	0.3
7,313,811	5.000%, due 03/01/38	7,890,114	0.2
3,155,639	5.000%, due 03/01/38	3,404,292	0.1
2,139,819	5.000%, due 03/01/38	2,308,429	0.1
2,675,030	5.000%, due 04/01/38	2,883,723	0.1
263,646	5.000%, due 10/01/38	284,256	0.0
524,944	5.000%, due 06/01/40	565,570	0.0
1,006,350	5.000%, due 08/01/40	1,084,231	0.0
3,110,275	5.000%, due 04/01/41	3,357,297	0.1
190,000	5.400%, due 03/17/21	222,184	0.0
6,703,041	5.500%, due 12/01/24	7,266,452	0.2
834,238	5.500%, due 09/01/34	913,226	0.0
798,363	5.500%, due 01/01/35	873,954	0.0
455,945	5.500%, due 09/01/35	497,619	0.0
7,624,109	5.500%, due 09/01/35	8,320,962	0.2
6,152,768	5.500%, due 10/01/35	6,715,139	0.2
1,199,693	5.500%, due 03/01/36	1,307,847	0.0
4,467,719	5.500%, due 03/01/36	4,876,075	0.1
1,062,139	5.500%, due 05/01/36	1,157,892	0.0
2,501,859	5.500%, due 06/01/36	2,738,741	0.1
1,695,948	5.500%, due 07/01/36	1,848,840	0.1
40,204	5.500%, due 07/01/36	44,011	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal Home Loan Mortgage Corporation (continued)
260,905	5.500%, due 07/01/36	$284,425	0.0
537,009	5.500%, due 10/01/36	585,421	0.0
1,726,483	5.500%, due 11/01/36	1,882,128	0.1
1,150,424	5.500%, due 12/01/36	1,254,136	0.0
663,561	5.500%, due 12/01/36	723,382	0.0
491,397	5.500%, due 12/01/36	535,697	0.0
247,631	5.500%, due 02/01/37	269,569	0.0
1,574,204	5.500%, due 02/01/37	1,716,121	0.1
353,107	5.500%, due 05/01/37	386,375	0.0
75,803	5.500%, due 06/01/37	82,518	0.0
1,620,183	5.500%, due 11/01/37	1,763,713	0.1
750,307	5.500%, due 12/01/37	816,775	0.0
337,391	5.500%, due 03/01/38	367,280	0.0
86,496	5.500%, due 06/01/38	94,132	0.0
151,706	5.500%, due 06/01/38	165,098	0.0
86,236	5.500%, due 08/01/38	94,360	0.0
28,714	5.500%, due 10/01/38	31,248	0.0
274,862	5.500%, due 12/01/38	299,126	0.0
196,473	5.500%, due 12/01/38	213,879	0.0
295,737	5.500%, due 12/01/38	321,843	0.0
1,769,957	5.500%, due 01/01/39	1,926,202	0.1
287,419	5.500%, due 01/01/39	312,881	0.0
356,520	5.500%, due 01/01/40	388,326	0.0
1,351,920	5.500%, due 01/01/40	1,471,684	0.0
564,498	5.500%, due 03/01/40	614,506	0.0
480,079	5.500%, due 01/01/41	522,909	0.0
39,020	6.000%, due 04/01/28	43,673	0.0
381,500	6.000%, due 07/01/28	421,454	0.0
38,617	6.000%, due 04/01/36	42,865	0.0
120,821	6.000%, due 04/01/36	133,607	0.0
9,480	6.000%, due 04/01/36	10,483	0.0
309,698	6.000%, due 06/01/36	342,471	0.0
170,512	6.000%, due 07/01/36	188,556	0.0
163,473	6.000%, due 08/01/36	180,772	0.0
1,625,707	6.000%, due 08/01/36	1,797,741	0.1
68,006	6.000%, due 08/01/36	75,203	0.0
898,005	6.000%, due 01/01/37	993,033	0.0
484,350	6.000%, due 02/01/37	535,604	0.0
41,735	6.000%, due 04/01/37	46,086	0.0
412,216	6.000%, due 06/01/37	455,193	0.0
19,191	6.000%, due 06/01/37	21,192	0.0
6,347	6.000%, due 07/01/37	7,009	0.0
112,406	6.000%, due 07/01/37	124,126	0.0
51,194	6.000%, due 08/01/37	56,531	0.0
1,922,213	6.000%, due 08/01/37	2,122,621	0.1
194,045	6.000%, due 08/01/37	214,276	0.0
1,630,565	6.000%, due 08/01/37	1,800,566	0.1
38,944	6.000%, due 08/01/37	43,004	0.0
264,910	6.000%, due 08/01/37	293,937	0.0
538,753	6.000%, due 08/01/37	594,923	0.0
107,841	6.000%, due 09/01/37	119,084	0.0
35,332	6.000%, due 09/01/37	39,015	0.0
288,398	6.000%, due 09/01/37	318,467	0.0
76,404	6.000%, due 10/01/37	84,370	0.0
50,117	6.000%, due 10/01/37	55,546	0.0
180,975	6.000%, due 10/01/37	199,843	0.0
308,904	6.000%, due 10/01/37	341,679	0.0
398,821	6.000%, due 11/01/37	440,401	0.0
52,695	6.000%, due 11/01/37	58,189	0.0
45,355	6.000%, due 11/01/37	50,084	0.0
764,348	6.000%, due 12/01/37	844,038	0.0
34,962	6.000%, due 12/01/37	38,607	0.0
706,464	6.000%, due 01/01/38	780,119	0.0
27,939	6.000%, due 01/01/38	30,852	0.0
895,054	6.000%, due 02/01/38	988,372	0.0
30,637	6.000%, due 02/01/38	33,831	0.0
585,489	6.000%, due 05/01/38	657,808	0.0
24,900	6.000%, due 06/01/38	27,496	0.0
805,241	6.000%, due 07/01/38	889,195	0.0
899,554	6.000%, due 07/01/38	993,340	0.0
495,285	6.000%, due 08/01/38	546,923	0.0
1,805,815	6.000%, due 09/01/38	1,994,088	0.1
156,438	6.000%, due 09/01/38	172,748	0.0
137,696	6.000%, due 09/01/38	152,611	0.0
146,358	6.000%, due 11/01/38	162,212	0.0
1,601,397	6.000%, due 01/01/39	1,768,357	0.1
1,818,709	6.000%, due 04/01/39	2,008,325	0.1
320,976	6.000%, due 08/01/39	354,039	0.0
484,519	6.000%, due 10/01/39	534,429	0.0
146,020	6.000%, due 11/01/39	161,061	0.0
697,062	6.000%, due 11/01/39	768,865	0.0
165,379	6.000%, due 11/01/39	182,621	0.0
33,725	6.000%, due 12/01/39	37,242	0.0
1,305,494	6.000%, due 05/01/40	1,441,604	0.0
840,000	6.250%, due 07/15/32	1,164,274	0.0
84,639	6.500%, due 06/01/36	94,979	0.0
14,478	6.500%, due 08/01/36	16,247	0.0
345,999	6.500%, due 10/01/36	388,267	0.0
37,183	6.500%, due 10/01/36	41,725	0.0
288,959	6.500%, due 07/01/37	324,258	0.0
45,169	6.500%, due 08/01/37	50,687	0.0
110,496	6.500%, due 09/01/37	123,994	0.0
95,163	6.500%, due 09/01/37	106,788	0.0
74,369	6.500%, due 10/01/37	83,454	0.0
255,424	6.500%, due 11/01/37	286,627	0.0
11,055	6.500%, due 12/01/37	12,457	0.0
325,754	6.500%, due 01/01/38	365,651	0.0
284,417	6.500%, due 02/01/38	320,407	0.0
247,577	6.500%, due 02/01/38	277,822	0.0
263,861	6.500%, due 04/01/38	296,094	0.0
85,980	6.500%, due 04/01/38	96,322	0.0
8,469	6.500%, due 05/01/38	9,488	0.0
35,535	6.500%, due 05/01/38	40,005	0.0
49,866	6.500%, due 07/01/38	55,864	0.0
24,211	6.500%, due 08/01/38	27,123	0.0
49,160	6.500%, due 09/01/38	55,074	0.0
4,860	6.500%, due 10/01/38	5,445	0.0
81,342	6.500%, due 10/01/38	91,127	0.0
180,624	6.500%, due 11/01/38	202,690	0.0
1,369,111	6.500%, due 12/01/38	1,533,797	0.1
2,458,139	6.500%, due 12/01/38	2,753,821	0.1
148,215	6.500%, due 12/01/38	166,044	0.0
96,234	6.500%, due 12/01/38	107,810	0.0
29,007	6.500%, due 12/01/38	32,496	0.0
38,666	6.500%, due 01/01/39	43,317	0.0
2,540,000	6.750%, due 03/15/31	3,658,286	0.1
		367,294,474	9.3
	Federal National Mortgage Association: 18.6%##
27,130,000	0.375%, due 03/16/15	26,946,601	0.7
24,450,000	0.875%, due 08/28/14	24,672,544	0.6
6,020,000	1.250%, due 02/27/14	6,131,749	0.2
6,025,000	1.375%, due 11/15/16	6,100,361	0.2
8,750,000	2.375%, due 04/11/16	9,246,396	0.2
6,279,566	3.000%, due 12/01/26	6,514,781	0.2
7,927,040	3.000%, due 01/01/27	8,223,965	0.2
4,514,528	3.000%, due 01/01/27	4,683,631	0.1
1,441,168	3.500%, due 08/01/26	1,513,417	0.1
1,270,322	3.500%, due 08/01/26	1,334,007	0.0
223,564	3.500%, due 09/01/26	234,772	0.0
1,050,495	3.500%, due 10/01/26	1,103,159	0.0
1,545,774	3.500%, due 10/01/26	1,623,268	0.1
2,007,156	3.500%, due 10/01/26	2,107,779	0.1
4,869,831	3.500%, due 11/01/26	5,113,968	0.1
516,169	3.500%, due 11/01/26	542,046	0.0
3,680,038	3.500%, due 11/01/26	3,864,528	0.1
4,905,133	3.500%, due 12/01/26	5,151,040	0.1
4,802,927	3.500%, due 12/01/26	5,043,710	0.1
7,017,222	3.500%, due 01/01/27	7,369,014	0.2
4,568,286	3.500%, due 03/01/41	4,697,552	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
5,260,869		3.500%, due 12/01/41	$5,409,732	0.2
8,377,087		3.500%, due 01/01/42	8,614,128	0.2
22,837		4.000%, due 07/01/13	24,196	0.0
78,002		4.000%, due 06/01/14	82,726	0.0
126,528		4.000%, due 11/01/20	135,165	0.0
125,545		4.000%, due 07/01/22	133,291	0.0
76,016		4.000%, due 04/01/23	80,611	0.0
42,296		4.000%, due 05/01/23	44,852	0.0
57,936		4.000%, due 07/01/23	61,438	0.0
306,294		4.000%, due 03/01/24	324,810	0.0
372,701		4.000%, due 03/01/24	395,230	0.0
24,274		4.000%, due 04/01/24	25,741	0.0
235,958		4.000%, due 04/01/24	250,221	0.0
384,510		4.000%, due 07/01/24	407,753	0.0
1,399,727		4.000%, due 07/01/24	1,484,340	0.1
23,795		4.000%, due 08/01/24	25,234	0.0
338,907		4.000%, due 01/01/25	359,394	0.0
1,498,382		4.000%, due 02/01/25	1,588,959	0.1
344,033		4.000%, due 02/01/25	364,830	0.0
2,121,796		4.000%, due 06/01/25	2,250,058	0.1
30,853		4.000%, due 07/01/25	32,718	0.0
306,149		4.000%, due 09/01/25	324,655	0.0
303,473		4.000%, due 09/01/25	321,818	0.0
2,496,533		4.000%, due 12/01/25	2,647,448	0.1
2,144,172		4.000%, due 02/01/26	2,278,478	0.1
368,046		4.000%, due 03/01/26	391,099	0.0
4,295,412		4.000%, due 03/01/26	4,564,465	0.1
1,281,870		4.000%, due 04/01/26	1,362,163	0.0
4,485,792		4.000%, due 04/01/26	4,766,769	0.1
571,546		4.000%, due 04/01/26	607,346	0.0
2,159,732		4.000%, due 05/01/26	2,295,012	0.1
1,051,478		4.000%, due 09/01/26	1,117,339	0.0
30,119,000	W	4.000%, due 02/25/39	31,521,416	0.8
2,047,413		4.000%, due 10/01/40	2,160,517	0.1
1,094,584		4.000%, due 10/01/40	1,148,723	0.0
5,410,712		4.000%, due 12/01/40	5,678,329	0.2
3,987,616		4.000%, due 12/01/40	4,207,900	0.1
11,185,854		4.000%, due 02/01/41	11,739,114	0.3
2,680,293		4.000%, due 03/01/41	2,814,119	0.1
1,744,572		4.000%, due 04/01/41	1,831,677	0.1
2,321,023		4.000%, due 06/01/41	2,436,911	0.1
2,763,098		4.000%, due 08/01/41	2,915,737	0.1
1,924,329		4.000%, due 09/01/41	2,020,410	0.1
4,435,864		4.000%, due 11/01/41	4,657,345	0.1
11,723,390		4.000%, due 11/01/41	12,308,732	0.3
2,514,080		4.000%, due 11/01/41	2,638,428	0.1
9,226,706		4.000%, due 11/01/41	9,687,391	0.3
2,483,394		4.000%, due 12/01/41	2,607,389	0.1
4,168,585		4.000%, due 01/01/42	4,376,720	0.1
2,492,555		4.000%, due 01/01/42	2,617,007	0.1
36,714		4.500%, due 01/01/13	39,150	0.0
32,139		4.500%, due 01/01/14	32,736	0.0
53,473		4.500%, due 08/01/14	57,288	0.0
115,769		4.500%, due 05/01/19	124,522	0.0
50,581		4.500%, due 05/01/19	54,184	0.0
79,663		4.500%, due 01/01/20	85,637	0.0
106,774		4.500%, due 08/01/20	114,713	0.0
7,051		4.500%, due 06/01/22	7,577	0.0
13,922		4.500%, due 07/01/22	14,923	0.0
178,180		4.500%, due 11/01/22	190,983	0.0
347,778		4.500%, due 02/01/23	372,768	0.0
46,733		4.500%, due 02/01/23	50,092	0.0
30,883		4.500%, due 03/01/23	33,103	0.0
7,762		4.500%, due 03/01/23	8,320	0.0
1,180,216		4.500%, due 03/01/23	1,265,022	0.0
529,622		4.500%, due 04/01/23	567,679	0.0
189,049		4.500%, due 04/01/23	202,633	0.0
12,672		4.500%, due 04/01/23	13,583	0.0
669,867		4.500%, due 04/01/23	718,001	0.0
264,855		4.500%, due 04/01/23	283,887	0.0
66,300		4.500%, due 04/01/23	70,836	0.0
1,171,891		4.500%, due 05/01/23	1,256,099	0.0
11,121		4.500%, due 05/01/23	11,921	0.0
18,581		4.500%, due 05/01/23	19,916	0.0
18,216		4.500%, due 05/01/23	19,525	0.0
19,635		4.500%, due 07/01/23	21,046	0.0
88,437		4.500%, due 08/01/23	94,791	0.0
130,507		4.500%, due 01/01/24	139,803	0.0
2,121,565		4.500%, due 05/01/24	2,272,687	0.1
1,649,738		4.500%, due 07/01/24	1,770,860	0.1
3,385,021		4.500%, due 08/01/24	3,626,140	0.1
88,004		4.500%, due 09/01/24	94,272	0.0
145,377		4.500%, due 09/01/24	155,733	0.0
452,142		4.500%, due 09/01/24	484,349	0.0
1,609,524		4.500%, due 09/01/24	1,724,172	0.1
975,862		4.500%, due 10/01/24	1,045,373	0.0
138,476		4.500%, due 10/01/24	148,340	0.0
257,937		4.500%, due 10/01/24	277,197	0.0
79,056		4.500%, due 11/01/24	84,860	0.0
39,491		4.500%, due 11/01/24	42,440	0.0
479,283		4.500%, due 11/01/24	513,423	0.0
28,381		4.500%, due 11/01/24	30,402	0.0
68,410		4.500%, due 11/01/24	74,095	0.0
678,911		4.500%, due 11/01/24	727,270	0.0
488,195		4.500%, due 12/01/24	522,970	0.0
1,016,107		4.500%, due 12/01/24	1,088,486	0.0
11,828		4.500%, due 01/01/25	12,670	0.0
430,766		4.500%, due 01/01/25	461,450	0.0
1,218,160		4.500%, due 01/01/25	1,304,931	0.0
2,267,915		4.500%, due 05/01/25	2,429,461	0.1
116,635		4.500%, due 08/01/25	126,328	0.0
3,419,661		4.500%, due 01/01/26	3,665,385	0.1
1,366,361		4.500%, due 04/01/26	1,468,812	0.1
36,113		4.500%, due 06/01/34	38,478	0.0
145,182		4.500%, due 05/01/35	154,803	0.0
14,559		4.500%, due 03/01/38	15,494	0.0
50,926		4.500%, due 03/01/38	54,197	0.0
25,873		4.500%, due 05/01/38	27,535	0.0
17,992		4.500%, due 05/01/38	19,148	0.0
119,376		4.500%, due 06/01/38	127,156	0.0
161,027		4.500%, due 07/01/38	171,371	0.0
46,844		4.500%, due 07/01/38	49,853	0.0
86,287		4.500%, due 09/01/38	91,830	0.0
2,961,913		4.500%, due 03/01/39	3,152,183	0.1
205,708		4.500%, due 04/01/39	218,923	0.0
286,270		4.500%, due 04/01/39	304,660	0.0
9,524,877		4.500%, due 06/01/39	10,136,746	0.3
5,436,577		4.500%, due 07/01/39	5,785,817	0.2
4,672,553		4.500%, due 07/01/39	5,035,500	0.1
3,114,108		4.500%, due 07/01/39	3,314,155	0.1
9,793,133		4.500%, due 09/01/39	10,422,234	0.3
5,632,278		4.500%, due 10/01/39	5,994,089	0.2
3,541,079		4.500%, due 12/01/39	3,768,554	0.1
2,895,328		4.500%, due 12/01/39	3,081,320	0.1
1,928,450		4.500%, due 12/01/39	2,052,332	0.1
1,375,217		4.500%, due 03/01/40	1,465,278	0.1
3,099,786		4.500%, due 09/01/40	3,302,788	0.1
2,152,999		4.500%, due 10/01/40	2,290,520	0.1
1,598,122		4.500%, due 10/01/40	1,702,781	0.1
1,253,104		4.500%, due 10/01/40	1,335,168	0.0
3,432,948		4.500%, due 03/01/41	3,664,205	0.1
4,095,434		4.500%, due 04/01/41	4,371,318	0.1
2,213,936		4.500%, due 06/01/41	2,363,075	0.1
2,469,925		4.500%, due 06/01/41	2,636,309	0.1
10,547,327		4.500%, due 06/01/41	11,257,836	0.3
1,746,787		4.500%, due 06/01/41	1,864,457	0.1
677,534		4.500%, due 07/01/41	723,176	0.0
678,985		4.500%, due 07/01/41	724,724	0.0
958,272		4.500%, due 08/01/41	1,022,825	0.0
4,707,251		4.500%, due 08/01/41	5,024,350	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
8,207,164	4.500%, due 08/01/41	$8,760,031	0.2
5,103	5.000%, due 12/01/12	5,455	0.0
1,600	5.000%, due 02/01/14	1,731	0.0
568,133	5.000%, due 02/01/14	581,239	0.0
68,938	5.000%, due 10/01/14	74,599	0.0
50,254	5.000%, due 02/01/15	54,381	0.0
77,851	5.000%, due 04/01/16	84,245	0.0
269,315	5.000%, due 01/01/18	292,370	0.0
713,926	5.000%, due 01/01/18	775,043	0.0
633,923	5.000%, due 02/01/18	688,191	0.0
98,525	5.000%, due 04/01/18	106,959	0.0
5,500	5.000%, due 02/01/20	5,976	0.0
9,110	5.000%, due 06/01/21	9,888	0.0
84,787	5.000%, due 11/01/21	92,019	0.0
215,155	5.000%, due 01/01/22	233,035	0.0
11,537	5.000%, due 02/01/22	12,521	0.0
9,163	5.000%, due 04/01/22	9,924	0.0
1,672	5.000%, due 06/01/22	1,804	0.0
18,991	5.000%, due 06/01/22	20,570	0.0
322,738	5.000%, due 06/01/22	349,560	0.0
192,139	5.000%, due 06/01/22	208,107	0.0
336,428	5.000%, due 07/01/22	364,387	0.0
12,835	5.000%, due 07/01/22	13,902	0.0
422,048	5.000%, due 08/01/22	457,123	0.0
100,907	5.000%, due 09/01/22	109,293	0.0
331,501	5.000%, due 12/01/22	359,050	0.0
8,848	5.000%, due 01/01/23	9,583	0.0
209,623	5.000%, due 01/01/23	227,044	0.0
7,457	5.000%, due 02/01/23	8,067	0.0
963,944	5.000%, due 02/01/23	1,042,849	0.0
350,770	5.000%, due 02/01/23	379,483	0.0
100,532	5.000%, due 03/01/23	108,761	0.0
226,571	5.000%, due 03/01/23	245,117	0.0
186,179	5.000%, due 03/01/23	201,418	0.0
9,408	5.000%, due 03/01/23	10,179	0.0
57,802	5.000%, due 03/01/23	62,533	0.0
205,061	5.000%, due 04/01/23	221,846	0.0
198,845	5.000%, due 04/01/23	215,121	0.0
351,264	5.000%, due 04/01/23	380,017	0.0
66,524	5.000%, due 04/01/23	71,969	0.0
31,722	5.000%, due 05/01/23	34,359	0.0
63,039	5.000%, due 05/01/23	68,200	0.0
76,685	5.000%, due 05/01/23	82,962	0.0
50,321	5.000%, due 06/01/23	54,503	0.0
164,013	5.000%, due 06/01/23	177,438	0.0
149,750	5.000%, due 06/01/23	162,008	0.0
235,844	5.000%, due 06/01/23	255,150	0.0
193,602	5.000%, due 06/01/23	209,449	0.0
2,041,033	5.000%, due 07/01/23	2,208,104	0.1
922,922	5.000%, due 08/01/23	998,468	0.0
2,884	5.000%, due 09/01/23	3,120	0.0
74,850	5.000%, due 02/01/24	80,977	0.0
781,470	5.000%, due 03/01/24	845,438	0.0
132,765	5.000%, due 04/01/24	143,633	0.0
562,549	5.000%, due 04/01/24	608,597	0.0
329,971	5.000%, due 05/01/24	356,981	0.0
339,802	5.000%, due 06/01/24	367,617	0.0
2,312,501	5.000%, due 08/01/24	2,501,793	0.1
1,178,603	5.000%, due 07/01/33	1,276,306	0.0
212,799	5.000%, due 02/01/34	230,439	0.0
299,791	5.000%, due 11/01/34	324,503	0.0
2,993,652	5.000%, due 06/01/35	3,240,416	0.1
257,357	5.000%, due 08/01/35	278,329	0.0
2,449,691	5.000%, due 09/01/35	2,649,321	0.1
3,385,271	5.000%, due 09/01/35	3,661,144	0.1
2,688,766	5.000%, due 09/01/35	2,907,878	0.1
1,350,634	5.000%, due 09/01/35	1,460,700	0.1
306,310	5.000%, due 10/01/35	331,272	0.0
4,471,824	5.000%, due 10/01/35	4,836,241	0.1
1,513,003	5.000%, due 01/01/36	1,636,300	0.1
19,204,488	5.000%, due 02/01/36	20,769,497	0.5
3,977,117	5.000%, due 03/01/36	4,301,220	0.1
4,961,151	5.000%, due 03/01/36	5,365,444	0.1
1,381,006	5.000%, due 04/01/36	1,493,115	0.1
3,410,766	5.000%, due 05/01/36	3,687,650	0.1
42,700	5.000%, due 05/01/36	46,180	0.0
673,207	5.000%, due 06/01/36	728,068	0.0
4,432,771	5.000%, due 09/01/36	4,794,006	0.1
525,960	5.000%, due 12/01/36	568,822	0.0
1,656,841	5.000%, due 12/01/36	1,791,860	0.1
1,576,069	5.000%, due 07/01/37	1,704,506	0.1
2,360,630	5.000%, due 09/01/37	2,552,264	0.1
2,056,876	5.000%, due 01/01/38	2,226,423	0.1
5,158,067	5.000%, due 02/01/38	5,578,407	0.2
2,495,675	5.000%, due 02/01/38	2,699,052	0.1
3,587,311	5.000%, due 08/01/38	3,879,648	0.1
1,013,155	5.000%, due 07/01/40	1,095,086	0.0
1,792,520	5.000%, due 07/01/40	1,937,475	0.1
11,310,000	5.375%, due 06/12/17	13,627,894	0.4
83,998	5.500%, due 01/01/13	88,616	0.0
192,748	5.500%, due 11/01/13	210,091	0.0
2,903	5.500%, due 12/01/13	3,164	0.0
76,377	5.500%, due 04/01/14	83,049	0.0
81,750	5.500%, due 12/01/14	89,127	0.0
194,556	5.500%, due 04/01/15	212,113	0.0
105,236	5.500%, due 06/01/15	114,732	0.0
208,000	5.500%, due 04/01/16	226,715	0.0
319,871	5.500%, due 11/01/16	348,737	0.0
112,355	5.500%, due 01/01/17	122,534	0.0
44,157	5.500%, due 01/01/17	48,158	0.0
180,351	5.500%, due 02/01/17	196,627	0.0
2,243	5.500%, due 05/01/17	2,445	0.0
125,006	5.500%, due 10/01/17	136,409	0.0
371,060	5.500%, due 11/01/17	408,041	0.0
103,376	5.500%, due 11/01/17	111,843	0.0
42,066	5.500%, due 02/01/18	45,851	0.0
61,626	5.500%, due 09/01/18	67,363	0.0
269,330	5.500%, due 07/01/20	293,732	0.0
8,126	5.500%, due 04/01/21	8,862	0.0
18,015	5.500%, due 10/01/21	19,648	0.0
10,682,970	5.500%, due 10/01/21	11,657,539	0.3
42,721	5.500%, due 11/01/21	46,592	0.0
479,138	5.500%, due 11/01/21	522,548	0.0
1,573,610	5.500%, due 11/01/21	1,716,181	0.1
576,945	5.500%, due 11/01/21	629,218	0.0
862,780	5.500%, due 12/01/21	940,949	0.0
1,487,608	5.500%, due 12/01/21	1,622,387	0.1
806,387	5.500%, due 12/01/21	879,446	0.0
536,473	5.500%, due 12/01/21	585,078	0.0
1,314,587	5.500%, due 01/01/22	1,433,691	0.1
32,433	5.500%, due 01/01/22	35,483	0.0
149,362	5.500%, due 01/01/22	162,895	0.0
26,438	5.500%, due 01/01/22	29,072	0.0
251,154	5.500%, due 02/01/22	273,777	0.0
387,871	5.500%, due 02/01/22	422,809	0.0
464,147	5.500%, due 03/01/22	506,200	0.0
12,802	5.500%, due 04/01/22	13,955	0.0
160,199	5.500%, due 06/01/22	174,714	0.0
188,600	5.500%, due 06/01/22	206,259	0.0
284,522	5.500%, due 07/01/22	310,151	0.0
19,662	5.500%, due 07/01/22	21,433	0.0
6,242	5.500%, due 07/01/22	6,782	0.0
24,117	5.500%, due 08/01/22	26,302	0.0
415,292	5.500%, due 08/01/22	452,700	0.0
271,781	5.500%, due 09/01/22	296,262	0.0
93,952	5.500%, due 09/01/22	102,414	0.0
437,737	5.500%, due 11/01/22	478,491	0.0
65,012	5.500%, due 01/01/23	70,868	0.0
63,005	5.500%, due 01/01/23	68,680	0.0
60,935	5.500%, due 02/01/23	66,456	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
71,506	5.500%, due 03/01/23	$77,947	0.0
30,446	5.500%, due 04/01/23	33,188	0.0
54,277	5.500%, due 06/01/23	59,517	0.0
331,578	5.500%, due 08/01/23	361,445	0.0
153,632	5.500%, due 08/01/23	167,470	0.0
45,849	5.500%, due 08/01/23	49,978	0.0
26,210	5.500%, due 08/01/23	28,571	0.0
445,945	5.500%, due 09/01/23	486,114	0.0
258,125	5.500%, due 09/01/23	281,376	0.0
392,908	5.500%, due 09/01/23	428,299	0.0
217,690	5.500%, due 10/01/23	237,957	0.0
21,792	5.500%, due 11/01/23	23,755	0.0
30,625	5.500%, due 11/01/23	33,562	0.0
486,873	5.500%, due 11/01/23	530,729	0.0
372,183	5.500%, due 02/01/24	405,708	0.0
17,093	5.500%, due 03/01/24	18,701	0.0
783,487	5.500%, due 06/01/24	854,961	0.0
459,350	5.500%, due 07/01/24	502,116	0.0
21,876	5.500%, due 07/01/24	23,844	0.0
2,618,401	5.500%, due 01/01/25	2,857,268	0.1
966,505	5.500%, due 05/01/25	1,054,676	0.0
263,082	5.500%, due 08/01/25	286,754	0.0
28,481	5.500%, due 07/01/27	31,112	0.0
6,552	5.500%, due 08/01/27	7,158	0.0
798,162	5.500%, due 03/01/34	875,890	0.0
688,478	5.500%, due 04/01/34	755,525	0.0
367,918	5.500%, due 11/01/34	403,748	0.0
321,677	5.500%, due 12/01/34	353,556	0.0
4,709,039	5.500%, due 02/01/35	5,167,624	0.1
492,214	5.500%, due 05/01/35	538,840	0.0
869,958	5.500%, due 09/01/35	952,367	0.0
3,977,695	5.500%, due 09/01/35	4,354,493	0.1
1,568,337	5.500%, due 04/01/36	1,712,982	0.1
1,143,518	5.500%, due 04/01/36	1,251,841	0.0
239,798	5.500%, due 05/01/36	261,914	0.0
1,140,997	5.500%, due 06/01/36	1,246,228	0.0
2,184,364	5.500%, due 07/01/36	2,397,086	0.1
1,808,678	5.500%, due 11/01/36	1,975,489	0.1
405,031	5.500%, due 12/01/36	443,399	0.0
6,787,033	5.500%, due 12/01/36	7,412,986	0.2
2,777,640	5.500%, due 12/01/36	3,040,760	0.1
752,518	5.500%, due 01/01/37	823,802	0.0
8,534,984	5.500%, due 03/01/37	9,308,811	0.2
789,621	5.500%, due 03/01/37	862,446	0.0
4,292,954	5.500%, due 03/01/37	4,688,884	0.1
3,111,170	5.500%, due 08/01/37	3,405,884	0.1
15,877	5.500%, due 01/01/38	17,316	0.0
57,134	5.500%, due 01/01/38	62,314	0.0
20,297	5.500%, due 01/01/38	22,138	0.0
245,400	5.500%, due 03/01/38	267,650	0.0
424,025	5.500%, due 05/01/38	462,469	0.0
3,047,792	5.500%, due 06/01/38	3,328,883	0.1
628,975	5.500%, due 06/01/38	686,001	0.0
7,698,422	5.500%, due 09/01/38	8,396,402	0.2
3,135,428	5.500%, due 12/01/38	3,419,703	0.1
922,479	5.500%, due 06/01/39	1,006,115	0.0
87,586	5.500%, due 04/01/40	95,938	0.0
495,627	5.500%, due 05/01/40	540,564	0.0
1,970,291	5.500%, due 06/01/40	2,148,928	0.1
1,482,966	5.500%, due 06/01/40	1,624,371	0.1
45,228	5.500%, due 07/01/40	49,329	0.0
295,014	6.000%, due 10/01/18	318,280	0.0
50,533	6.000%, due 01/01/34	56,462	0.0
20,840	6.000%, due 07/01/34	23,184	0.0
421,012	6.000%, due 12/01/34	470,404	0.0
313,420	6.000%, due 05/01/35	347,055	0.0
346,605	6.000%, due 01/01/36	384,777	0.0
574,743	6.000%, due 01/01/36	641,991	0.0
230,540	6.000%, due 02/01/36	254,705	0.0
187,657	6.000%, due 03/01/36	207,327	0.0
342,463	6.000%, due 03/01/36	378,359	0.0
401,891	6.000%, due 04/01/36	444,016	0.0
130,089	6.000%, due 04/01/36	143,724	0.0
915,000	6.000%, due 04/18/36	1,062,617	0.0
885,051	6.000%, due 05/01/36	977,821	0.0
6,033	6.000%, due 06/01/36	6,666	0.0
111,814	6.000%, due 08/01/36	123,534	0.0
36,505	6.000%, due 08/01/36	40,331	0.0
934,851	6.000%, due 09/01/36	1,032,841	0.0
501,384	6.000%, due 09/01/36	553,938	0.0
341,143	6.000%, due 09/01/36	376,901	0.0
792,595	6.000%, due 09/01/36	875,674	0.0
64,259	6.000%, due 10/01/36	71,035	0.0
311,915	6.000%, due 10/01/36	344,610	0.0
3,442,161	6.000%, due 12/01/36	3,809,838	0.1
537,584	6.000%, due 12/01/36	595,277	0.0
127,122	6.000%, due 01/01/37	140,208	0.0
64,171	6.000%, due 02/01/37	70,937	0.0
64,642	6.000%, due 04/01/37	71,458	0.0
1,112,206	6.000%, due 07/01/37	1,226,701	0.0
315,280	6.000%, due 08/01/37	347,736	0.0
60,897	6.000%, due 08/01/37	67,166	0.0
84,160	6.000%, due 08/01/37	92,824	0.0
118,849	6.000%, due 08/01/37	131,240	0.0
244,790	6.000%, due 09/01/37	269,990	0.0
202,554	6.000%, due 09/01/37	223,406	0.0
23,853	6.000%, due 09/01/37	26,309	0.0
205,404	6.000%, due 09/01/37	226,549	0.0
12,547	6.000%, due 09/01/37	13,839	0.0
81,253	6.000%, due 09/01/37	89,618	0.0
650,736	6.000%, due 09/01/37	717,725	0.0
7,123	6.000%, due 10/01/37	7,856	0.0
33,909	6.000%, due 10/01/37	37,399	0.0
29,260	6.000%, due 10/01/37	32,273	0.0
46,545	6.000%, due 10/01/37	51,541	0.0
656,203	6.000%, due 11/01/37	723,755	0.0
144,654	6.000%, due 11/01/37	159,545	0.0
455,952	6.000%, due 11/01/37	502,889	0.0
721,717	6.000%, due 11/01/37	796,013	0.0
64,657	6.000%, due 11/01/37	71,313	0.0
297,101	6.000%, due 11/01/37	327,686	0.0
269,344	6.000%, due 11/01/37	297,071	0.0
93,145	6.000%, due 12/01/37	102,734	0.0
1,303,267	6.000%, due 12/01/37	1,437,430	0.1
1,028,831	6.000%, due 12/01/37	1,136,095	0.0
395,132	6.000%, due 12/01/37	435,808	0.0
136,779	6.000%, due 12/01/37	150,859	0.0
329,868	6.000%, due 01/01/38	364,260	0.0
370,384	6.000%, due 01/01/38	408,513	0.0
18,284	6.000%, due 01/01/38	20,166	0.0
257,265	6.000%, due 01/01/38	284,392	0.0
328,505	6.000%, due 02/01/38	363,144	0.0
49,730	6.000%, due 02/01/38	54,849	0.0
1,533,297	6.000%, due 02/01/38	1,691,140	0.1
77,565	6.000%, due 03/01/38	85,550	0.0
421,748	6.000%, due 03/01/38	465,165	0.0
4,055,091	6.000%, due 04/01/38	4,472,537	0.1
311,848	6.000%, due 04/01/38	343,951	0.0
355,752	6.000%, due 05/01/38	392,374	0.0
425,530	6.000%, due 05/01/38	469,336	0.0
36,199	6.000%, due 06/01/38	39,925	0.0
809,418	6.000%, due 07/01/38	892,743	0.0
205,220	6.000%, due 07/01/38	226,346	0.0
13,006	6.000%, due 08/01/38	14,345	0.0
2,019,695	6.000%, due 08/01/38	2,227,610	0.1
37,800	6.000%, due 08/01/38	41,892	0.0
450,752	6.000%, due 09/01/38	497,154	0.0
18,307	6.000%, due 09/01/38	20,215	0.0
133,744	6.000%, due 09/01/38	147,513	0.0
1,279,911	6.000%, due 09/01/38	1,411,669	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
98,566		6.000%, due 10/01/38	$108,712	0.0
125,810		6.000%, due 10/01/38	138,761	0.0
1,043,158		6.000%, due 10/01/38	1,150,545	0.0
706,142		6.000%, due 10/01/38	780,600	0.0
1,113,573		6.000%, due 10/01/38	1,228,208	0.0
76,061		6.000%, due 05/01/39	83,891	0.0
8,884,273		6.000%, due 10/01/39	9,815,510	0.3
239,188		6.000%, due 11/01/39	263,737	0.0
483		6.500%, due 02/01/18	541	0.0
42,017		6.500%, due 04/01/28	47,850	0.0
2,275		6.500%, due 04/01/30	2,603	0.0
7,699		6.500%, due 02/01/32	8,770	0.0
105,592		6.500%, due 08/01/32	120,283	0.0
129,899		6.500%, due 02/01/34	148,042	0.0
40,261		6.500%, due 11/01/34	45,649	0.0
107,573		6.500%, due 01/01/36	121,654	0.0
362,033		6.500%, due 03/01/36	406,745	0.0
725,560		6.500%, due 04/01/36	815,169	0.0
18,735		6.500%, due 05/01/36	21,156	0.0
48,819		6.500%, due 06/01/36	54,848	0.0
990,181		6.500%, due 07/01/36	1,112,471	0.0
239,856		6.500%, due 07/01/36	269,479	0.0
1,124,968		6.500%, due 07/01/36	1,263,905	0.0
30,590		6.500%, due 07/01/36	34,511	0.0
234,062		6.500%, due 07/01/36	262,970	0.0
14,866		6.500%, due 07/01/36	16,702	0.0
13,938		6.500%, due 08/01/36	15,659	0.0
12,850		6.500%, due 08/01/36	14,497	0.0
24,946		6.500%, due 09/01/36	28,274	0.0
145,614		6.500%, due 09/01/36	163,598	0.0
1,335,927		6.500%, due 09/01/36	1,500,918	0.1
12,544		6.500%, due 09/01/36	14,094	0.0
25,610		6.500%, due 11/01/36	28,772	0.0
7,393		6.500%, due 11/01/36	8,306	0.0
44,710		6.500%, due 11/01/36	50,231	0.0
15,812		6.500%, due 12/01/36	17,895	0.0
31,499		6.500%, due 12/01/36	35,390	0.0
16,251		6.500%, due 12/01/36	18,258	0.0
324,614		6.500%, due 01/01/37	364,705	0.0
215,080		6.500%, due 01/01/37	241,642	0.0
6,603		6.500%, due 01/01/37	7,419	0.0
324,705		6.500%, due 01/01/37	364,807	0.0
281,052		6.500%, due 02/01/37	315,763	0.0
755,577		6.500%, due 03/01/37	848,893	0.0
678,456		6.500%, due 03/01/37	762,248	0.0
3,589		6.500%, due 03/01/37	4,032	0.0
152,421		6.500%, due 03/01/37	171,245	0.0
97,312		6.500%, due 03/01/37	109,330	0.0
278,542		6.500%, due 04/01/37	314,931	0.0
40,757		6.500%, due 04/01/37	45,791	0.0
11,015		6.500%, due 04/01/37	12,376	0.0
11,289		6.500%, due 07/01/37	12,684	0.0
55,554		6.500%, due 08/01/37	62,415	0.0
28,001		6.500%, due 08/01/37	31,459	0.0
6,371		6.500%, due 08/01/37	7,196	0.0
76,996		6.500%, due 08/01/37	86,506	0.0
2,174,876		6.500%, due 09/01/37	2,443,480	0.1
23,435		6.500%, due 09/01/37	26,329	0.0
93,606		6.500%, due 09/01/37	105,166	0.0
596,424		6.500%, due 09/01/37	670,084	0.0
20,471		6.500%, due 09/01/37	22,999	0.0
17,419		6.500%, due 09/01/37	19,571	0.0
4,666		6.500%, due 09/01/37	5,243	0.0
225,274		6.500%, due 09/01/37	253,096	0.0
101,923		6.500%, due 09/01/37	114,511	0.0
5,355		6.500%, due 09/01/37	6,017	0.0
31,398		6.500%, due 10/01/37	35,276	0.0
177,033		6.500%, due 10/01/37	198,897	0.0
51,129		6.500%, due 10/01/37	57,443	0.0
614,255		6.500%, due 10/01/37	690,117	0.0
20,558		6.500%, due 10/01/37	23,097	0.0
827,333		6.500%, due 11/01/37	929,511	0.0
159,569		6.500%, due 12/01/37	179,276	0.0
4,090		6.500%, due 12/01/37	4,595	0.0
7,843		6.500%, due 12/01/37	8,811	0.0
296,999		6.500%, due 12/01/37	333,679	0.0
14,255		6.500%, due 12/01/37	16,015	0.0
1,699,200		6.500%, due 12/01/37	1,909,056	0.1
35,193		6.500%, due 12/01/37	39,539	0.0
7,514		6.500%, due 12/01/37	8,470	0.0
279,697		6.500%, due 01/01/38	314,240	0.0
17,744		6.500%, due 01/01/38	19,935	0.0
182,951		6.500%, due 01/01/38	205,546	0.0
9,505		6.500%, due 01/01/38	10,658	0.0
1,033,159		6.500%, due 02/01/38	1,158,497	0.0
633,318		6.500%, due 03/01/38	710,149	0.0
582,435		6.500%, due 04/01/38	654,367	0.0
27,175		6.500%, due 05/01/38	30,540	0.0
1,787		6.500%, due 06/01/38	2,013	0.0
1,207,136		6.500%, due 08/01/38	1,353,580	0.0
555,349		6.500%, due 08/01/38	622,722	0.0
2,006,482		6.500%, due 08/01/38	2,249,899	0.1
162,421		6.500%, due 09/01/38	183,242	0.0
13,380		6.500%, due 09/01/38	15,096	0.0
364,387		6.500%, due 09/01/38	408,593	0.0
151,344		6.500%, due 09/01/38	170,603	0.0
288,213		6.500%, due 10/01/38	323,809	0.0
52,821		6.500%, due 10/01/38	59,543	0.0
465,304		6.500%, due 10/01/38	521,753	0.0
563,690		6.500%, due 10/01/38	633,307	0.0
488,195		6.500%, due 11/01/38	547,421	0.0
286,241		6.500%, due 01/01/39	322,469	0.0
16,659		6.500%, due 01/01/39	18,716	0.0
252,003		6.500%, due 03/01/39	282,575	0.0
33,857		6.500%, due 08/01/39	37,932	0.0
18,481		6.500%, due 09/01/39	20,706	0.0
805,000		6.625%, due 11/15/30	1,142,722	0.0
3,430,000		7.125%, due 01/15/30	5,070,946	0.1
1,560,000		7.250%, due 05/15/30	2,339,719	0.1
			737,618,279	18.6
		Government National Mortgage Association: 7.0%
31,000,000	W	3.500%, due 10/15/41	32,215,780	0.8
4,913,077		3.500%, due 10/20/41	5,130,029	0.1
3,063,095		3.500%, due 01/20/42	3,198,356	0.1
3,304,608		4.000%, due 12/20/40	3,556,218	0.1
5,567,687		4.000%, due 07/15/41	5,990,876	0.2
5,753,748		4.000%, due 11/15/41	6,189,731	0.2
17,966,432		4.000%, due 12/20/41	19,311,922	0.5
12,649,469		4.000%, due 01/20/42	13,596,777	0.3
6,364,070		4.500%, due 07/20/40	6,936,644	0.2
6,611,967		4.500%, due 02/20/41	7,217,175	0.2
8,047,156		4.500%, due 05/20/41	8,783,730	0.2
8,472,083		4.500%, due 06/20/41	9,247,552	0.2
16,116,531		4.500%, due 07/20/41	17,591,714	0.5
9,467,417		4.500%, due 09/20/41	10,333,991	0.3
15,987,366		4.500%, due 10/20/41	17,450,726	0.4
14,866,119		4.500%, due 12/20/41	16,226,849	0.4
98,626		5.000%, due 10/15/37	109,060	0.0
15,391		5.000%, due 04/15/38	17,019	0.0
9,133,562		5.000%, due 02/15/39	10,099,906	0.3
716,915		5.000%, due 03/15/39	792,765	0.0
559,044		5.000%, due 08/15/39	618,191	0.0
5,934,093		5.000%, due 09/15/39	6,561,928	0.2
7,688,759		5.000%, due 09/15/39	8,502,240	0.2
5,473,639		5.000%, due 02/15/40	6,066,442	0.2
5,726,010		5.000%, due 04/15/40	6,347,935	0.2
8,599,291		5.000%, due 06/15/40	9,530,606	0.2
585,028		5.000%, due 07/15/40	648,388	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association (continued)
4,529,519		5.000%, due 08/15/40	$5,020,072	0.1
292,120		5.500%, due 09/15/33	328,413	0.0
361,702		5.500%, due 07/20/38	402,513	0.0
3,623,475		5.500%, due 09/20/39	4,014,734	0.1
194,193		5.500%, due 10/20/39	216,104	0.0
6,171,869		5.500%, due 11/20/39	6,838,383	0.2
104,541		5.500%, due 11/20/39	116,336	0.0
76,472		5.500%, due 12/20/40	85,087	0.0
196,732		5.500%, due 01/20/41	218,991	0.0
727,478		5.500%, due 03/20/41	809,562	0.0
2,462,455		5.500%, due 04/20/41	2,740,300	0.1
4,242,515		5.500%, due 05/20/41	4,721,209	0.1
3,974,291		5.500%, due 06/20/41	4,422,721	0.1
158,829		6.000%, due 10/15/36	179,340	0.0
402,933		6.000%, due 08/15/37	454,967	0.0
453,385		6.000%, due 11/15/37	511,935	0.0
82,866		6.000%, due 12/15/37	93,567	0.0
381,377		6.000%, due 01/15/38	430,628	0.0
362,464		6.000%, due 01/15/38	409,272	0.0
1,059,886		6.000%, due 02/15/38	1,196,758	0.0
8,110		6.000%, due 02/15/38	9,157	0.0
219,726		6.000%, due 02/15/38	248,554	0.0
11,419		6.000%, due 04/15/38	12,894	0.0
2,345,335		6.000%, due 05/15/38	2,648,207	0.1
1,227,981		6.000%, due 05/15/38	1,386,560	0.0
324,370		6.000%, due 07/15/38	366,259	0.0
479,730		6.000%, due 09/15/38	541,682	0.0
582,155		6.000%, due 11/15/38	657,333	0.0
5,962,086		6.000%, due 08/20/40	6,733,250	0.2
43,498		7.000%, due 12/15/37	50,447	0.0
			278,137,785	7.0
		Other U.S. Agency Obligations: 0.2%
75,000		5.125%, due 08/25/16	88,005	0.0
10,000		6.150%, due 01/15/38	13,381	0.0
5,000,000		7.125%, due 05/01/30	7,311,460	0.2
			7,412,846	0.2
		Total U.S. Government Agency Obligations
		(Cost $1,365,665,058)	1,390,463,384	35.1
FOREIGN GOVERNMENT BONDS: 1.1%
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,749,500	0.1
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,886,875	0.3
600,000		Federal Republic of Brazil, 5.625%, 01/07/41	694,500	0.0
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,846,406	0.1
2,000,000		Mexico Government International Bond, 6.750%, 09/27/34	2,580,000	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,244,750	0.0
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,116,000	0.1
2,705,000		Poland Government International Bond, 5.125%, 04/21/21	2,902,465	0.1
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,613,766	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	198,400	0.0
3,140,000		South Africa Government International Bond, 5.500%, 03/09/20	3,524,650	0.1
		Total Foreign Government Bonds
		(Cost $42,704,662)	43,357,312	1.1
		Total Long-Term Investments
		(Cost $3,803,194,351)	3,905,162,459	98.6
SHORT-TERM INVESTMENTS: 4.8%
		Commercial Paper: 4.5%
20,000,000		CONCORD 2.85 04/09/2008, 04/09/12	19,999,000	0.5
16,000,000		CROWN PT CAP DISC 4/9/12, 04/09/12	15,998,720	0.4
3,900,000		CROWN PT CAP DISC 7/5/12, 07/05/12	3,896,451	0.1
16,000,000		DEVON ENERGY DISC 4/20/12, 04/20/12	15,996,800	0.4
4,000,000		DEVON ENERGY DISC 6/7/12, 06/07/12	3,996,680	0.1
20,000,000		FLORIDA POWER DISC 5/3/12, 05/03/12	19,991,750	0.5
20,000,000		KRAFT FOODS DISC 6/6/12, 06/06/12	19,982,000	0.5
5,000,000		PACIFIC G&E DISC 4/17/12, 04/17/12	4,999,056	0.1
5,750,000		PACIFIC G&E DISC 4/9/12, 04/09/12	5,749,554	0.1
800,000		POTASH CORP DISC 4/10/12, 04/10/12	799,929	0.0
10,000,000		POTASH CORP DISC 4/18/12, 04/18/12	9,998,300	0.3
9,200,000		POTASH CORP DISC 4/24/12, 04/24/12	9,197,976	0.2
20,000,000		WEATHERFORD DISC 5/25/12, 05/25/12	19,982,530	0.5
10,250,000		Westpac Securities NZ Ltd., 0.725%, 03/08/13	10,168,000	0.3
19,000,000		Windmill Funding Corp., 0.450%, 05/09/12	18,990,737	0.5
			179,747,483	4.5

Shares			Value	Percentage of Net Assets
		Sovereign: 0.1%
5,000,000		United States Treasury Bill
		(Cost $4,993,067)	$4,992,885	0.1
		Mutual Funds: 0.2%
7,574,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $7,574,000)	7,574,000	0.2
		Total Short-Term Investments
		(Cost $192,313,752)	192,314,368	4.8
		Total Investments in Securities (Cost $3,995,508,103)	$4,097,476,827	103.4
		Liabilities in Excess of Other Assets	(133,836,387)	(3.4)
		Net Assets	$3,963,640,440	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
		Cost for federal income tax purposes is $3,996,309,264.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$110,766,898
		Gross Unrealized Depreciation	(9,599,335)
		Net Unrealized Appreciation	$101,167,563

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$953,584,072	$—	$953,584,072
Collateralized Mortgage Obligations	—	78,430,498	—	78,430,498
Municipal Bonds	—	35,345,698	—	35,345,698
Short-Term Investments	7,574,000	184,740,368	—	192,314,368
U.S. Treasury Obligations	75,093,540	1,320,138,159	—	1,395,231,699
Certificates of Deposit	—	3,401,632	—	3,401,632
Foreign Government Bonds	—	43,357,312	—	43,357,312
U.S. Government Agency Obligations	—	1,390,463,384	—	1,390,463,384
Asset-Backed Securities	—	5,348,164	—	5,348,164
Total Investments, at value	$82,667,540	$4,014,809,287	$—	$4,097,476,827

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Consumer Discretionary: 3.2%
4,160	Accor S.A.	$148,471	0.1
22,873	Arcelik A/S	102,394	0.1
1,427	Axel Springer AG	72,092	0.0
15,869	Compass Group PLC	166,362	0.1
15,416	Crown Ltd.	139,120	0.1
13,899	DaimlerChrysler AG	838,117	0.4
9,774	David Jones Ltd.	24,543	0.0
2,966	Electrolux AB	62,685	0.0
34,382	John Fairfax Holdings Ltd.	25,881	0.0
18,435	Ford Otomotiv Sanayi A/S	173,896	0.1
7,714	Foschini Group Ltd./The	124,514	0.1
1,551	Gestevision Telecinco S.A.	8,901	0.0
2,800	Groupe Aeroplan, Inc.	34,612	0.0
4,600	H&R Block, Inc.	75,762	0.0
23,096	Harvey Norman Holdings Ltd.	48,139	0.0
24,363	Hennes & Mauritz AB	880,706	0.5
23,324	Home Retail Group	42,547	0.0
6,120	Imperial Holdings Ltd.	124,004	0.1
4,930	Kangwon Land, Inc.	109,520	0.1
3,827	Lagardere SCA	118,159	0.1
4,300	Leggett & Platt, Inc.	98,943	0.1
500	Lojas Renner SA	17,095	0.0
20,048	Marks & Spencer Group PLC	121,497	0.1
7,500	Mattel, Inc.	252,450	0.1
30,482	Mediaset S.p.A.	84,021	0.0
5,509	Metropole Television SA	99,521	0.1
2,118	Next PLC	100,979	0.1
16,806	OPAP S.A.	163,307	0.1
13,618	Pearson PLC	253,827	0.1
71,000	POU Chen Corp.	61,832	0.0
13,009	Reed Elsevier NV	166,109	0.1
19,900	Reed Elsevier PLC	176,391	0.1
1,700	Sankyo Co., Ltd.	83,661	0.0
5,175	Sanoma-WSOY OYJ	66,192	0.0
3,800	Shaw Communications, Inc. - Class B	80,423	0.1
46,000	Singapore Press Holdings Ltd.	143,387	0.1
674	Societe Television Francaise (T.F.1)	8,251	0.0
45,426	TABCORP Holdings Ltd.	128,027	0.1
53,074	Tattersall’s Ltd.	135,982	0.1
6,000	Television Broadcasts Ltd.	40,509	0.0
14,589	Tofas Truk Otomobil Fabrika	62,454	0.0
21,384	TUI Travel PLC	67,125	0.0
5,516	Wolters Kluwer NV	104,500	0.1
11,894	Woolworths Holdings Ltd./South Africa	74,740	0.0
		5,911,648	3.2
	Consumer Staples: 10.7%
42,750	Altria Group, Inc.	1,319,693	0.7
17,500	Astra Agro Lestari Tbk PT	44,854	0.0
7,400	British American Tobacco Malaysia Bhd	136,880	0.1
35,014	British American Tobacco PLC	1,763,803	1.0
3,600	Campbell Soup Co.	121,860	0.1
9,274	Carrefour S.A.	222,278	0.1
2,150	Casino Guichard Perrachon S.A.	211,957	0.1
54,400	Charoen Pokphand Foods PCL	65,779	0.0
24,000	Cia de Bebidas das Americas	828,289	0.4
13,583	Coca-Cola Amatil Ltd.	175,486	0.1
3,800	ConAgra Foods, Inc.	99,788	0.1
33,115	Diageo PLC	797,265	0.4
3,800	HJ Heinz Co.	203,490	0.1
17,070	Imperial Tobacco Group PLC	692,452	0.4
45,900	IOI Corp. Bhd	80,080	0.1
30,345	J Sainsbury PLC	151,012	0.1
6,000	Kimberly-Clark Corp.	443,340	0.2
66,900	Kimberly-Clark Corp.	149,552	0.1
22,350	Kraft Foods, Inc.	849,523	0.5
2,895	KT&G Corp.	205,426	0.1
2,200	Lawson, Inc.	138,593	0.1
2,400	Lorillard, Inc.	310,752	0.2
328,286	Marine Harvest	169,476	0.1
19,643	Metcash Ltd.	87,493	0.0
7,500	Natura Cosmeticos S.A.	162,083	0.1
42,053	Nestle S.A.	2,645,831	1.4
24,300	Philip Morris International, Inc.	2,153,223	1.2
9,943	Pick n Pay Stores Ltd.	56,422	0.0
9,469	Reckitt Benckiser PLC	535,733	0.3
10,500	Reynolds American, Inc.	435,120	0.2
2,400	Shiseido Co., Ltd.	41,563	0.0
30,800	Souza Cruz S.A.	469,057	0.2
4,026	Spar Group Ltd./The	60,859	0.0
5,700	Supervalu, Inc.	32,547	0.0
4,900	Sysco Corp.	146,314	0.1
11,915	Tate & Lyle PLC	134,375	0.1
105,328	Tesco PLC	555,919	0.3
21,712	Unilever NV	738,742	0.4
19,690	Unilever PLC	649,616	0.4
23,888	Wesfarmers Ltd.	743,831	0.4
35,389	WM Morrison Supermarkets PLC	168,699	0.1
27,551	Woolworths Ltd.	741,930	0.4
		19,740,985	10.7
	Energy: 8.5%
6,800	ARC Resources Ltd.	156,118	0.1
700	Baytex Energy Corp.	36,346	0.0
5,300	Bonavista Energy Corp.	107,334	0.1
6,993	Caltex Australia Ltd.	100,620	0.1
10,800	Canadian Oil Sands Ltd.	227,813	0.1
18,300	ConocoPhillips	1,390,983	0.8
5,200	Cresent Point Energy Corp.	223,859	0.1
2,500	Diamond Offshore Drilling	166,875	0.1
6,400	Enerplus Corp.	143,342	0.1
90,943	ENI S.p.A.	2,131,275	1.1

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Energy (continued)
108,000	Formosa Petrochemical Corp.	$337,615	0.2
2,252	Fred Olsen Energy ASA	88,397	0.0
12,765	Hellenic Petroleum S.A.	98,990	0.1
14,700	Husky Energy, Inc.	374,040	0.2
9,200	Lukoil OAO ADR	553,840	0.3
7,400	OAO Gazprom ADR ADR	197,506	0.1
4,491	OMV AG	159,730	0.1
14,833	Origin Energy Ltd.	205,242	0.1
2,100	Pembina Pipeline Corp.	59,329	0.0
12,501	Pengrowth Energy Corp.	117,183	0.1
10,113	Penn West Petroleum Ltd.	197,606	0.1
400	PetroBakken Energy Ltd.	6,661	0.0
218,000	PetroChina Co., Ltd.	306,975	0.2
6,200	Petronas Dagangan BHD	38,368	0.0
400	Provident Energy Ltd.	4,828	0.0
20,244	Repsol YPF S.A.	508,903	0.3
52,706	Royal Dutch Shell PLC - Class B	1,856,154	1.0
13,626	Santos Ltd.	201,205	0.1
8,700	Spectra Energy Corp.	274,485	0.1
51,423	Statoil ASA	1,395,729	0.8
9,000	TonenGeneral Sekiyu KK	83,238	0.0
48,752	Total S.A.	2,490,244	1.3
10,724	TransCanada Corp.	460,483	0.2
8,771	Tupras Turkiye Petrol Rafine	224,260	0.1
1,900	Vermilion Energy, Inc.	87,642	0.0
9,089	Woodside Petroleum Ltd.	328,478	0.2
4,849	WorleyParsons Ltd.	143,665	0.1
10,100	YPF SA ADR	286,941	0.2
		15,772,302	8.5
	Financials: 25.7%
27,596	Aberdeen Asset Management PLC	113,455	0.1
11,334	ABSA Group Ltd.	230,744	0.1
6,278	Admiral Group PLC	119,194	0.1
27,487	African Bank Investments Ltd.	142,993	0.1
48,438	Ageas	106,542	0.1
4,800	AGF Management Ltd.	74,494	0.0
8,150	Allianz AG	972,720	0.5
1,500	American Campus Communities, Inc.	67,080	0.0
700	American National Insurance	50,764	0.0
18,964	Amlin PLC	100,073	0.1
69,187	AMP Ltd.	309,864	0.2
3,500	Apollo Investment Corp.	25,095	0.0
3,300	Ares Capital Corp.	53,955	0.0
1,600	Arthur J. Gallagher & Co.	57,184	0.0
13,375	Ashmore Group PLC	78,658	0.0
5,728	ASX Ltd.	196,974	0.1
79,835	Australia & New Zealand Banking Group Ltd.	1,925,961	1.0
74,369	Aviva PLC	394,733	0.2
39,636	AXA S.A.	657,759	0.4
1,076	Baloise Holding AG	86,647	0.0
37,955	Banca Carige S.p.A	49,840	0.0
6,445	Banca Popolare di Sondrio Scarl	47,283	0.0
1,700,127	Banco de Chile	268,415	0.1
44,460	Banco De Sabadell S.A.	121,153	0.1
55,200	Banco do Brasil S.A.	784,100	0.4
19,809	Banco Espanol de Credito SA (Banesto)	95,000	0.1
25,414	Banco Espirito Santo S.A.	46,495	0.0
70,600	Banco Santander Brasil S.A.	649,747	0.4
235,176	Banco Santander Central Hispano S.A.	1,808,525	1.0
3,154,312	Banco Santander Chile S.A.	261,719	0.1
1,655	Bank Handlowy w Warszawie	40,779	0.0
18,652	Bank Leumi Le-Israel BM	59,319	0.0
1,347	Bank of Austria - Escrow	—	—
1,261,800	Bank of China Ltd.	509,372	0.3
9,347	Bank of Montreal	555,694	0.3
13,700	Bank of Nova Scotia	767,513	0.4
8,256	Bank of Queensland Ltd.	62,484	0.0
3,506	Bank Pekao S.A.	174,798	0.1
9,921	Bankinter S.A.	52,091	0.0
79,841	Banco Bilbao Vizcaya Argentaria S.A.	636,424	0.3
7,375	Bendigo Bank Ltd.	59,296	0.0
33,500	BM&F Bovespa S.A.	205,355	0.1
16,402	BNP Paribas	780,250	0.4
174,000	BOC Hong Kong Holdings Ltd.	480,157	0.3
306	Bolsas y Mercados Espanoles	7,847	0.0
14,859	British Land Co. PLC	114,052	0.1
6,800	Canadian Imperial Bank of Commerce	519,757	0.3
3,705	Capitol Federal Financial, Inc.	43,941	0.0
5,978	Castellum AB	75,320	0.0
900	CBL & Associates Properties, Inc.	17,028	0.0
325,245	China Development Financial Holding Corp.	99,628	0.1
6,200	CI Financial Corp.	141,348	0.1
4,500	Cincinnati Financial Corp.	155,295	0.1
13,935	CNP Assurances	217,498	0.1
45,940	Commonwealth Bank of Australia	2,383,970	1.3
7,907,406	Corpbanca	106,554	0.1
17,038	Credit Suisse Group	485,612	0.3
81,582	Criteria Caixacorp S.A.	317,795	0.2
2,100	Daito Trust Construction Co., Ltd.	189,635	0.1
1,076	Delta Lloyd NV	18,923	0.0
2,494	Deutsche Boerse AG	167,930	0.1
1,300	Digital Realty Trust, Inc.	96,161	0.1
27,418	DnB NOR ASA	352,768	0.2
8,600	Duke Realty Corp.	123,324	0.1
1,300	Entertainment Properties Trust	60,294	0.0
374	Euler Hermes SA	29,385	0.0
3,500	Fidelity National Title Group, Inc.	63,105	0.0
5,200	First Capital Realty, Inc.	93,057	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
4,600	First Niagara Financial Group, Inc.	$45,264	0.0
98,899	FirstRand Ltd.	306,057	0.2
150,292	Fubon Financial Holding Co., Ltd.	169,635	0.1
3,000	Genworth MI Canada, Inc.	66,560	0.0
15,712	Gjensidige Forsikring ASA	185,560	0.1
18,450	Great-West Lifeco, Inc.	453,921	0.3
2,833	Groupe Bruxelles Lambert S.A.	219,370	0.1
78,800	Guangzhou R&F Properties Co., Ltd.	94,030	0.1
2,200	H&R Real Estate Investment Trust	52,185	0.0
685	Hammerson PLC	4,556	0.0
31,800	Hang Seng Bank Ltd.	423,103	0.2
2,889	Hannover Rueckversicheru - Reg	171,663	0.1
7,300	HCP, Inc.	288,058	0.2
3,100	Health Care Real Estate Investment Trust, Inc.	170,376	0.1
500	Highwoods Properties, Inc.	16,660	0.0
3,800	Hospitality Properties Trust	100,586	0.1
248,334	HSBC Holdings PLC	2,205,740	1.2
13,300	Hudson City Bancorp., Inc.	97,223	0.1
1,148	ICADE	102,464	0.1
14,717	ICAP PLC	92,491	0.1
3,207	IG Group Holdings PLC	23,091	0.0
4,950	IGM Financial, Inc.	230,515	0.1
55,105	Insurance Australia Group	194,573	0.1
180,276	Intesa Sanpaolo S.p.A.	323,127	0.2
1,362	Investor AB	29,526	0.0
29,000	Keppel Land Ltd.	80,233	0.0
3,200	Kimco Realty Corp.	61,632	0.0
4,496	Klepierre	155,970	0.1
1,000	Komercni Banka AS	200,562	0.1
24,700	Korea Exchange Bank	189,311	0.1
299,600	Land and Houses PCL	66,968	0.0
126,378	Legal & General Group PLC	264,321	0.1
16,375	Lend Lease Corp., Ltd.	127,055	0.1
9,567	Liberty Holdings Ltd.	113,009	0.1
3,500	Liberty Property Trust	125,020	0.1
2,200	Macerich Co.	127,050	0.1
1,700	Mack-Cali Realty Corp.	48,994	0.0
8,153	Macquarie Group Ltd.	246,654	0.1
220,300	Malayan Banking BHD	638,158	0.3
83,486	Man Group PLC	180,295	0.1
65,399	Corp. Mapfre S.A.	210,678	0.1
12,618	Mediolanum S.p.A	60,008	0.0
232,660	Mega Financial Holdings Co., Ltd.	164,595	0.1
151,900	Mitsubishi UFJ Financial Group, Inc.	762,290	0.4
7,446	Mizrahi Tefahot Bank Ltd.	67,640	0.0
392,400	Mizuho Financial Group, Inc.	645,604	0.3
47,333	MMI Holdings Ltd	109,277	0.1
4,426	Muenchener Rueckversicherungs AG	667,449	0.4
64,070	National Australia Bank Ltd.	1,635,588	0.9
2,400	National Retail Properties, Inc.	65,256	0.0
55,116	Natixis	212,359	0.1
8,796	Nedcor Ltd.	188,329	0.1
12,950	New York Community Bancorp., Inc.	180,135	0.1
8,050	NKSJ Holdings, Inc.	181,360	0.1
51,955	Nordea Bank AB	472,457	0.3
2,600	NYSE Euronext	78,026	0.0
39,147	Old Mutual PLC	99,385	0.1
9,800	Old Republic International Corp.	103,390	0.1
3,100	Omega Healthcare Investors, Inc.	65,906	0.0
7,500	People’s United Financial, Inc.	99,300	0.1
2,600	Piedmont Office Realty Trust, Inc.	46,150	0.0
26,883	Platinum Asset Management Ltd.	113,477	0.1
3,600	Plum Creek Timber Co., Inc.	149,616	0.1
990	Pohjola Bank PLC	10,970	0.0
8,700	Power Corp. of Canada	230,616	0.1
13,600	Power Financial Corp.	400,044	0.2
18,526	Powszechna Kasa Oszczednosci Bank Polski S.A.	200,254	0.1
38,422	Prudential PLC	460,385	0.2
67,791	Public Bank BHD	301,996	0.2
41,884	QBE Insurance Group Ltd.	614,647	0.3
6,635	Ratos AB	92,139	0.0
2,900	Realty Income Corp.	112,317	0.1
126,000	Redefine Properties Ltd.	131,107	0.1
2,200	Regency Centers Corp.	97,856	0.1
37,700	Resona Holdings, Inc.	174,386	0.1
7,048	RioCan Real Estate Investment Trust	190,995	0.1
21,208	RMB Holdings Ltd.	86,578	0.0
19,156	Royal Bank of Canada	1,110,240	0.6
105,145	Royal & Sun Alliance Insurance Group	175,964	0.1
11,880	Sampo OYJ	343,287	0.2
46,010	Sanlam Ltd.	199,385	0.1
6,062	Scor S.A.	163,846	0.1
23,291	Segro PLC	87,510	0.0
4,000	Senior Housing Properties Trust	88,200	0.1
23,000	Singapore Exchange Ltd.	127,216	0.1
10,615	Societe Generale	311,476	0.2
26,020	Standard Bank Group Ltd.	378,186	0.2
55,520	Standard Life PLC	204,049	0.1
8,900	Sul America SA	82,445	0.0
22,200	Sumitomo Mitsui Financial Group, Inc.	734,770	0.4
10,900	Sun Life Financial, Inc.	258,663	0.1
33,377	Suncorp-Metway Ltd.	291,114	0.2
11,559	Svenska Handelsbanken AB	368,514	0.2
787	Swiss Prime Site AG	65,397	0.0
7,036	Swiss Re Ltd.	449,317	0.2

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Financials (continued)
16,000	United Overseas Bank Ltd.	$233,664	0.1
3,902	Ventas, Inc.	222,804	0.1
3,188	Washington H Soul Pattinson & Co. Ltd.	45,489	0.0
101,919	Westpac Banking Corp.	2,313,442	1.3
3,972	Zurich Financial Services AG	1,067,582	0.6
		47,657,616	25.7
	Health Care: 11.3%
18,800	Abbott Laboratories	1,152,252	0.6
6,100	Astellas Pharma, Inc.	251,253	0.1
28,890	AstraZeneca PLC	1,284,100	0.7
30,300	Bristol-Myers Squibb Co.	1,022,625	0.6
862	Cochlear Ltd.	55,223	0.0
6,802	CSL Ltd.	253,295	0.2
12,400	Daiichi Sankyo Co., Ltd.	226,658	0.1
4,500	Eisai Co., Ltd.	178,932	0.1
22,650	Eli Lilly & Co.	912,115	0.5
106,790	GlaxoSmithKline PLC	2,387,360	1.3
31,400	Johnson & Johnson	2,071,144	1.1
35,911	Life Healthcare Group Holdings Ltd.	117,164	0.1
45,800	Merck & Co., Inc.	1,758,720	1.0
39,910	Novartis AG	2,209,325	1.2
700	Ono Pharmaceutical Co., Ltd.	39,002	0.0
107,800	Pfizer, Inc.	2,442,748	1.3
2,518	Ramsay Health Care Ltd.	51,026	0.0
11,387	Roche Holding AG - Genusschein	1,981,684	1.1
22,176	Sanofi-Aventis	1,720,679	0.9
9,519	Sonic Healthcare Ltd.	123,461	0.1
1,200	Suzuken Co., Ltd.	37,118	0.0
13,500	Takeda Pharmaceutical Co., Ltd.	594,858	0.3
		20,870,742	11.3
	Industrials: 4.4%
65,400	Aboitiz Equity Ventures, Inc.	76,452	0.0
8,318	ACS Actividades de Construccion y Servicios S.A.	212,784	0.1
12,679	Altantia S.p.A.	210,528	0.1
13,881	Auckland International Airport Ltd.	27,973	0.0
10,200	Aveng Ltd.	51,967	0.0
79,660	BAE Systems PLC	382,319	0.2
8,490	Balfour Beatty PLC	38,709	0.0
735	Bilfinger Berger AG	68,945	0.0
5,613	Bouygues S.A.	171,169	0.1
31,777	Brambles Ltd.	233,796	0.1
20,098	Brisa-Auto Estradas de Portugal S.A.	71,512	0.0
806	Campbell Brothers Ltd.	56,351	0.0
59,000	Cathay Pacific Airways Ltd.	109,339	0.1
30,000	Cia de Concessoes Rodoviarias	242,735	0.1
63,000	ComfortDelgro Corp., Ltd.	78,176	0.1
10,000	Dai Nippon Printing Co., Ltd.	102,910	0.1
234	Delek Group Ltd.	46,299	0.0
4,299	Deutsche Lufthansa AG	60,116	0.0
25,248	Deutsche Post AG	485,999	0.3
200	EcoRodovias Infraestrutura e Logistica SA	1,756	0.0
3,830	Fomento de Construcciones y Contratas S.A.	85,508	0.1
10,352	Ferrovial SA	118,891	0.1
14,752	Firstgroup PLC	55,968	0.0
37,647	Hays PLC	50,938	0.0
26,000	Hopewell Holdings	71,406	0.0
27,900	Keppel Corp., Ltd.	243,840	0.1
2,459	Koninklijke Boskalis Westminster NV	92,314	0.1
10,375	Leighton Holdings Ltd.	228,412	0.1
4,400	Lockheed Martin Corp.	395,384	0.2
7,847	Melrose PLC	53,093	0.0
2,396	Metso OYJ	102,386	0.1
71,800	MISC Bhd	126,193	0.1
20,800	Mitsui & Co., Ltd.	343,289	0.2
9,000	Nippon Yusen KK	28,512	0.0
24,172	Orkla ASA	191,338	0.1
15,190	Peab AB	77,577	0.1
5,200	Pitney Bowes, Inc.	91,416	0.1
28,653	Quinenco SA	90,187	0.1
12,369	Koninklijke Philips Electronics NV	251,042	0.1
6,000	RR Donnelley & Sons Co.	74,340	0.0
3,387	Scania AB - B Shares	70,449	0.0
6,913	Securitas AB	66,651	0.0
8,000	SembCorp Industries Ltd.	33,582	0.0
47,000	SembCorp Marine Ltd.	196,917	0.1
98	SGS S.A.	190,577	0.1
26,000	Shanghai Industrial Holdings Ltd.	80,200	0.1
14,000	SIA Engineering Co., Ltd.	44,971	0.0
10,891	Skanska AB	188,638	0.1
81,269	Snam Rete Gas S.p.A.	390,824	0.2
73,000	Singapore Technologies Engineering Ltd.	188,796	0.1
5,379	TNT NV	33,227	0.0
17,228	Toll Holdings Ltd.	105,069	0.1
1,000	Toppan Printing Co., Ltd.	7,863	0.0
1,194	United Group Ltd.	16,358	0.0
8,621	Vinci S.A.	449,214	0.3
4,499	Wartsila OYJ	169,652	0.1
6,500	Waste Management, Inc.	227,240	0.1
6,318	Zardoya-Otis S.A.	81,838	0.1
110,000	Zhejiang Expressway Co., Ltd.	82,230	0.1
		8,126,165	4.4
	Information Technology: 2.7%
62,000	Acer, Inc.	82,501	0.0
19,398	Asustek Computer, Inc.	183,674	0.1
12,220	Cielo SA	412,432	0.2
105,720	Compal Electronics, Inc.	118,878	0.1
2,411	Computershare Ltd.	22,507	0.0
17,000	Delta Electronics, Inc.	50,037	0.0
1,200	Diebold, Inc.	46,224	0.0

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
5,900		Hoya Corp.	$133,235	0.1
3,071		Indra Sistemas S.A.	37,659	0.0
22,224		Lite-On Technology Corp.	26,932	0.0
80,588		Macronix International	30,113	0.0
28,000		MediaTek, Inc.	268,950	0.2
4,100		Microchip Technology, Inc.	152,520	0.1
17,510		Nan Ya Printed Circuit Board Corp.	38,451	0.0
1,355		Neopost S.A.	87,210	0.1
2,000		Nintendo Co., Ltd.	303,770	0.2
115,189		Nokia OYJ	630,174	0.3
5,000		Novatek Microelectronics Corp., Ltd.	15,279	0.0
2,900		Oracle Corp. Japan	110,455	0.1
4,750		Paychex, Inc.	147,203	0.1
26,500		Powertech Technology, Inc.	51,555	0.0
85,220		Quanta Computer, Inc.	223,888	0.1
20,200		Redecard S.A.	392,281	0.2
9,000		Ricoh Co., Ltd.	88,442	0.1
102,560		Siliconware Precision Industries Co.	124,899	0.1
450		SMA Solar Technology AG	20,398	0.0
374,427		Taiwan Semiconductor Manufacturing Co., Ltd.	1,076,469	0.6
76,000		United Microelectronics Corp.	37,019	0.0
28,398		Wistron Corp.	43,015	0.0
			4,956,170	2.7
		Materials: 3.6%
586		Acerinox S.A.	7,543	0.0
14,904		Adelaide Brighton Ltd	44,884	0.0
39,245		Alumina Ltd.	50,390	0.0
27,238		Amcor Ltd.	210,065	0.1
18,983		Antofagasta PLC	350,798	0.2
90,667		Asia Cement Corp.	110,733	0.1
11,838		BASF AG	1,035,114	0.6
3,929		Boliden AB	61,797	0.0
30,500		Cia Siderurgica Nacional S.A.	286,713	0.2
13,455		Cimpor Cimentos de Portugal SG	89,667	0.0
9,700	@	CRH PLC	198,370	0.1
50,002		Eregli Demir ve Celik Fabrikalari TAS	98,837	0.1
16,731		Fletcher Building Ltd.	92,464	0.1
67,000		Formosa Chemicals & Fibre Co.	196,287	0.1
74,000		Formosa Plastics Corp.	218,462	0.1
33,489		Incitec Pivot Ltd.	109,784	0.1
238,000		International Nickel Indonesia Tbk PT	88,006	0.0
7,060		Industrias Penoles SAB de CV	342,603	0.2
19,642		Israel Chemicals Ltd.	226,922	0.1
9,021		Kumba Iron Ore Ltd.	620,075	0.3
5,526		Lafarge S.A.	263,351	0.1
26,019		Nampak Ltd.	78,691	0.0
2,900		Nucor Corp.	124,555	0.1
22,918		OneSteel Ltd.	29,606	0.0
6,068		Orica Ltd.	176,450	0.1
12,214		OZ Minerals Ltd.	123,883	0.1
27,474		Pretoria Portland Cement Co., Ltd.	117,733	0.1
4,596		Rautaruukki OYJ	48,256	0.0
10,080		Rexam PLC	69,035	0.0
2,500		RPM International, Inc.	65,475	0.0
10,300		Siam Cement PCL	118,403	0.1
16,676		Southern Copper Corp.	528,796	0.3
11,458		Stora Enso OYJ (Euro Denominated Security)	85,194	0.0
6,086		Svenska Cellulosa AB - B Shares	105,466	0.1
84,000		Taiwan Cement Corp.	98,840	0.1
11,719		UPM-Kymmene OYJ	159,614	0.1
			6,632,862	3.6
		Telecommunications: 17.9%
73,500		Advanced Info Service PCL	438,039	0.2
116,950		AT&T, Inc.	3,652,349	2.0
14,000		BCE, Inc.	560,589	0.3
12,484		Belgacom S.A.	401,522	0.2
5,000		Bell Aliant, Inc.	136,849	0.1
121,870		Bezeq Israeli Telecommunication Corp., Ltd.	201,441	0.1
89,199		BT Group PLC	323,114	0.2
20,153		Cable & Wireless Worldwide PLC	10,960	0.0
2,808		Cellcom Israel Ltd.	36,012	0.0
9,163		CenturyTel, Inc.	354,150	0.2
299,000		China Mobile Ltd.	3,292,462	1.8
155,673		Chunghwa Telecom Co., Ltd.	480,057	0.3
106,080		Deutsche Telekom AG	1,278,076	0.7
164,000		Digi.Com BHD	217,417	0.1
806		Elisa OYJ	19,329	0.0
5,224		Empresa Nacional de Telecom	105,573	0.0
104,159		Far EasTone Telecommunications Co., Ltd.	214,084	0.1
89,877		France Telecom S.A.	1,332,961	0.7
33,976		Frontier Communications Corp.	141,680	0.1
3,770		Globe Telecom, Inc.	99,612	0.1
717		Inmarsat PLC	5,285	0.0
41,684		Koninklijke KPN NV	458,674	0.3
4,053		KT Corp.	112,465	0.1
9,070		LG Telecom Ltd.	54,589	0.0
51,572		Magyar Telekom Telecommunications PLC	135,045	0.1
134,200		Maxis Bhd	266,962	0.1
16,400		Mobile Telesystems OJSC ADR	300,776	0.2
1,956		Mobistar S.A.	97,505	0.1
23,456		MTN Group Ltd.	413,607	0.2
15,500		Nippon Telegraph & Telephone Corp.	702,524	0.4
580		NTT DoCoMo, Inc.	964,598	0.5
6,197		Partner Communications	47,665	0.0
5,295		Philippine Long Distance Telephone Co.	333,042	0.2
27,367		Portugal Telecom SGPS S.A.	148,680	0.1

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Telecommunications (continued)
6,000	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	$238,207	0.1
247,000	Singapore Telecommunications Ltd.	620,082	0.3
1,630	SK Telecom Co., Ltd.	201,497	0.1
63,000	StarHub Ltd.	155,309	0.1
1,096	Swisscom AG	443,219	0.2
71,000	Taiwan Mobile Co., Ltd.	216,462	0.1
4,637	Tele2 AB - B Shares	94,702	0.1
85,632	Telecom Corp. of New Zealand Ltd.	170,276	0.1
292,509	Telecom Italia S.p.A.	348,175	0.2
10,600	Telefonica O2 Czech Republic A/S	222,431	0.1
136,832	Telefonica S.A.	2,244,946	1.2
11,695	Telekom Austria AG	136,244	0.1
86,500	Telekom Malaysia BHD	150,558	0.1
45,079	Telekomunikacja Polska S.A.	248,013	0.1
273,500	Telekomunikasi Indonesia Tbk PT	209,663	0.1
22,889	Telenor ASA	424,916	0.2
84,552	TeliaSonera AB	589,892	0.3
16,738	Telkom SA Ltd.	52,429	0.0
566,892	Telstra Corp., Ltd.	1,930,848	1.0
2,450	TELUS Corp.	142,169	0.1
51,300	Total Access Communication PCL	136,327	0.1
110,832	Turk Telekomunikasyon AS	482,787	0.3
55,900	Verizon Communications, Inc.	2,137,057	1.1
35,033	Vivendi	643,336	0.4
16,639	Vodacom Group Pty Ltd.	234,800	0.1
1,117,352	Vodafone Group PLC	3,082,019	1.7
17,750	Windstream Corp.	207,852	0.1
		33,101,909	17.9
	Utilities: 10.6%
86,444	AEM S.p.A.	69,328	0.0
157,400	Aboitiz Power Corp.	124,319	0.1
1,210	Acciona S.A.	84,348	0.0
98,614	AES Gener SA	60,462	0.0
2,400	AES Tiete SA	32,685	0.0
11,475	AGL Energy Ltd.	175,395	0.1
36,976	Aguas Andinas SA	22,098	0.0
2,500	Alliant Energy Corp.	108,300	0.1
4,650	Ameren Corp.	151,497	0.1
9,100	American Electric Power Co., Inc.	351,078	0.2
450	BKW FMB Energie AG	15,503	0.0
8,800	CenterPoint Energy, Inc.	173,536	0.1
95,400	Centrica PLC	482,961	0.3
12,228	CEZ A/S	525,357	0.3
11,800	Chubu Electric Power Co., Inc.	213,294	0.1
4,700	Chugoku Electric Power Co., Inc.	87,544	0.1
2,600	Cia de Saneamento Basico do Estado de Sao Paulo	99,004	0.1
9,564	Cia Energetica de Minas Gerais	195,739	0.1
31,500	CLP Holdings Ltd.	271,664	0.2
300	CMS Energy Corp.	6,600	0.0
4,650	Consolidated Edison, Inc.	271,653	0.1
24,500	CPFL Energia S.A.	368,013	0.2
8,300	Dominion Resources, Inc.	425,043	0.2
2,082	Drax Group PLC	18,131	0.0
2,600	DTE Energy Co.	143,078	0.1
24,650	Duke Energy Corp.	517,896	0.3
52,696	E.ON AG	1,262,447	0.7
28,019	Electricite de France SA	639,662	0.3
3,700	Edison International	157,287	0.1
3,100	EDP - Energias do Brasil S.A.	70,238	0.0
3,700	Electric Power Development Co., Ltd.	100,619	0.1
86,323	Empresa Nacional de Electricidad S.A.	155,387	0.1
4,297	Enagas	82,730	0.0
15,040	Endesa S.A.	299,767	0.2
191,549	Enel S.p.A.	692,527	0.4
80,182	Energias de Portugal S.A.	233,233	0.1
389,516	Enersis SA	157,935	0.1
2,300	Entergy Corp.	154,560	0.1
11,200	Exelon Corp.	439,152	0.2
6,000	FirstEnergy Corp.	273,540	0.1
600	Fortis, Inc.	19,411	0.0
15,586	Fortum OYJ	378,425	0.2
18,831	Gas Natural SDG S.A.	301,010	0.2
47,659	Gaz de France	1,231,920	0.7
78,000	Guangdong Investment Ltd.	54,442	0.0
25,071	Hera SpA	35,777	0.0
35,500	HongKong Electric Holdings	260,992	0.1
111,539	Iberdrola S.A.	633,411	0.3
1,550	Integrys Energy Group, Inc.	82,135	0.0
11,400	Kansai Electric Power Co., Inc.	176,747	0.1
10,100	Kyushu Electric Power Co., Inc.	144,193	0.1
12,100	Light S.A.	170,021	0.1
76,165	National Grid PLC	767,651	0.4
4,900	NextEra Energy, Inc.	299,292	0.2
4,700	NiSource, Inc.	114,445	0.1
1,400	NSTAR	68,082	0.0
5,067	Pennon Group PLC	57,666	0.0
6,600	Pepco Holdings, Inc.	124,674	0.1
306,500	Perusahaan Gas Negara PT	127,711	0.1
41,800	Petronas Gas BHD	229,939	0.1
5,850	Pacific Gas & Electric Co.	253,948	0.1
2,300	Pinnacle West Capital Corp.	110,170	0.1
6,100	PPL Corp.	172,386	0.1
5,400	Progress Energy, Inc.	286,794	0.2
6,595	Public Power Corp.	29,513	0.0
6,200	Public Service Enterprise Group, Inc.	189,782	0.1
1,774	Red Electrica de Espana	86,823	0.1
16,642	RWE AG	794,728	0.4
2,700	SCANA Corp.	123,147	0.1
21,445	Scottish & Southern Energy PLC	456,030	0.2

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
7,093		Severn Trent PLC	$175,190	0.1
2,400		Shikoku Electric Power Co., Inc.	67,712	0.0
13,650		Southern Co.	613,295	0.3
10,891		Suez Environnement S.A.	167,080	0.1
5,300		TECO Energy, Inc.	93,015	0.1
49,999		Terna S.p.A	200,809	0.1
4,700		Transalta Corp.	88,115	0.0
20,731		United Utilities Group PLC	199,480	0.1
12,819		Veolia Environnement	212,401	0.1
6,850		Xcel Energy, Inc.	181,319	0.1
190,100		YTL Power International	115,076	0.1
			19,608,367	10.6
		Total Common Stock
		(Cost $173,554,241)	182,378,766	98.6
RIGHTS: 0.0%
		Financials: 0.0%
1,785		Bank of Queensland Ltd.	2,310	0.0
		Total Rights
		(Cost $—)	2,310	0.0
WARRANTS: 0.0%
		Energy: 0.0%
6,355	@	Etablissements Maurel et Prom	2,500	0.0
		Total Warrants
		(Cost $—)	2,500	0.0
		Total Long-Term Investments
		(Cost $173,554,241)	182,383,576	98.6
SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
242,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $242,000)	242,000	0.1
		Total Short-Term Investments
		(Cost $242,000)	242,000	0.1
		Total Investments in Securities (Cost $173,796,241)	$182,625,576	98.7
		Assets in Excess of Other Liabilities	2,471,787	1.3
		Net Assets	$185,097,363	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $176,490,786.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$26,307,903
		Gross Unrealized Depreciation	(20,173,113)
		Net Unrealized Appreciation	$6,134,790

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$559,285	$5,352,363	$—	$5,911,648
Consumer Staples	8,017,550	11,723,435	—	19,740,985
Energy	5,073,214	10,699,088	—	15,772,302
Financials	10,935,453	36,722,163	—	47,657,616
Health Care	9,359,604	11,511,138	—	20,870,742
Industrials	1,123,058	7,003,107	—	8,126,165
Information Technology	1,150,660	3,805,510	—	4,956,170
Materials	1,426,833	5,206,029	—	6,632,862
Telecommunications	8,210,642	24,891,267	—	33,101,909
Utilities	7,865,672	11,742,695	—	19,608,367
Total Common Stock	53,721,971	128,656,795	—	182,378,766
Rights	—	2,310	—	2,310
Warrants	2,500	—	—	2,500
Short-Term Investments	242,000	—	—	242,000
Total Investments, at value	$53,966,471	$128,659,105	$—	$182,625,576
Other Financial Instruments+
Futures	42,289	—	—	42,289
Total Assets	$54,008,760	$128,659,105	$—	$182,667,865
Liabilities Table
Other Financial Instruments+
Futures	$(1,042)	$—	$—	$(1,042)
Total Liabilities	$(1,042)	$—	$—	$(1,042)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	1	06/15/12	$51,960	$(1,042)
MSCI EAFE Mini Index	18	06/15/12	1,387,440	17,653
S&P 500 E-Mini	8	06/15/12	561,280	24,636
			$2,000,680	$41,247

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012